UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/10

Date of reporting period:	4/30/10

Item 1. Reports to Stockholders.

MassMutual Premier Funds

Semiannual Report

April 30, 2010

MassMutual FINANCIAL GROUP®

We'll help you get there.®

Table of Contents

President's Letter to Shareholders	1
Portfolio Summary	3
Portfolio of Investments
MassMutual Premier Money Market Fund	18
MassMutual Premier Short-Duration Bond Fund	20
MassMutual Premier Inflation-Protected and Income Fund	29
MassMutual Premier Core Bond Fund	34
MassMutual Premier Diversified Bond Fund	46
MassMutual Premier High Yield Fund	58
MassMutual Premier International Bond Fund	62
MassMutual Premier Balanced Fund	64
MassMutual Premier Value Fund	78
MassMutual Premier Enhanced Index Value Fund	80
MassMutual Premier Enhanced Index Core Equity Fund	87
MassMutual Premier Main Street Fund	93
MassMutual Premier Capital Appreciation Fund	95
MassMutual Premier Enhanced Index Growth Fund	97
MassMutual Premier Discovery Value Fund	104
MassMutual Premier Main Street Small Cap Fund	106
MassMutual Premier Small Company Opportunities Fund	114
MassMutual Premier Global Fund	122
MassMutual Premier International Equity Fund	124
MassMutual Premier Focused International Fund	127
MassMutual Premier Strategic Emerging Markets Fund	129
Statements of Assets and Liabilities	132
Statements of Operations	144
Statements of Changes in Net Assets	150
Statement of Cash Flows	162
Financial Highlights	163
Notes to Financial Statements	221
Other Information
Proxy Voting	274
Quarterly Reporting	274
Submission of Matters to a Vote of Security Holders	274
Fund Expenses	275

This material must be preceded or accompanied by a current prospectus for the MassMutual Premier Funds. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Funds – President's Letter to Shareholders

 To Our Shareholders

Eric Wietsma

"There will always be "up" and "down" periods, but over the long term, investors who maintain an investment strategy designed to navigate all market conditions have the potential to be rewarded for their perseverance."

April 30, 2010

Welcome to the MassMutual Premier Funds Semiannual Report covering the six months ended April 30, 2010. Stock markets in the U.S. turned in double-digit returns for the six-month period, as investors continued to show their overall confidence in equities. On the economic front, unemployment remained stubbornly high, but the housing market did show some signs of recovery. Problems throughout the world caused the U.S. dollar to rally in 2010, as economic troubles in Europe and elsewhere made the dollar a comparatively attractive currency for investors once again.

Key events that defined the period

In the United States, the subject of health care reform and concerns about government spending dominated the headlines, while investors continued to look for clear indications of the speed and strength of the economic recovery. On March 23, 2010, President Obama signed the Patient Protection and Affordable Care Act (PPACA) into law. The law's passage did not have a pronounced immediate effect on the markets, but the likely downstream impact on the U.S. budget and interest rates will continue to be a point of focus for market watchers in the future.

In the international arena, the drama that unfolded in the Greek economy and concerns about other struggling European countries drove increased volatility in equity and bond markets in Europe and other regions. The pace quickened during the last week of April, when Standard & Poor's, citing an "updated assessment of political, economic, and budgetary conditions," downgraded Greece's debt to below investment grade or "junk" status. This news helped push the price of Greek bonds down and drove their yields higher. European finance ministers finally came up with a bailout plan, but not before investors pushed down the value of the euro versus the dollar and European stocks fell, with Greek stocks dropping 11.5%. U.S. markets also suffered intermittently from the uncertainties of the situation in Greece — and its potential spillover effects to other nations throughout Europe.

Despite these developments, investors drove domestic stock indexes to double-digit returns for the six months ended April 30, 2010. The Dow Jones Industrial AverageSM (the "Dow"), a measure of blue-chip domestic stock performance, gained 13.34%. The small-cap benchmark Russell 2000® Index more than doubled the return of the Dow, advancing 28.17%. The technology-heavy NASDAQ Composite® Index returned an impressive 20.35%, and the S&P 500® Index, an indicator of large-cap stock performance, gained 15.67%. Significantly smaller gains came from the MSCI® EAFE® Index, an indicator of foreign developed-market stocks, which posted a mere 2.48% return. Fixed-income investments trailed stocks, with the Barclays Capital U.S. Aggregate Bond Index finishing the period up 2.54%.*

The six months in review

One of the most vexing economic issues remains the high unemployment rate in the U.S. Although there were some bright spots throughout the period, at the end of April the unemployment rate remained at 9.7%. In housing, there were similar ups and downs. For example, in December, reports indicated that pending home sales had surged by 3.7% in October, bringing year-over-year pending home sales up 31.8%. Conversely, residential housing faltered in the first quarter of 2010, as new home sales fell 2.2% in February — despite the $8,000 tax credit for first-time home buyers. Originally scheduled to expire in November 2009, this incentive package was extended through April 2010. By April, in yet another

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Premier Funds – President's Letter to Shareholders (Continued)

turnaround, the rush of buyers seeking to use the tax credit before its month-end expiration helped new home sales surge 27%, although concerns remained that the end of this incentive program would slow future growth in the housing sector.

Despite the challenges, there was reason for optimism as April came to a close. Interest rates remained low, and the Federal Reserve remained focused on the sluggish economy. During April, continued business spending and revived consumers helped drive economic growth in the U.S. In addition, certain economic indicators pointed to growing strength in the economy. The Bureau of Economic Analysis report indicated that real gross domestic product ("GDP") increased at an annual rate of 3.2% in the first quarter of 2010, while retail sales had gained 8.2% from a year earlier.

Keeping it in perspective

The six months ended April 30, 2010 have clearly demonstrated that the financial markets are cyclical — and that events throughout the world can and will have an impact on the performance of the markets. There will always be "up" and "down" periods, but over the long term, investors who maintain an investment strategy designed to navigate all market conditions have the potential to be rewarded for their perseverance. If you work with a financial professional, you may wish to review your investment strategy and make adjustments to your investments if necessary. Remember: Current events impact the markets on a daily basis, but if you're like most individuals, your long-term goals and objectives will remain fairly consistent over time. By employing an asset-allocation strategy that is in line with your risk tolerance and time horizon, you can devise a long-term financial plan to help you reach your goals, regardless of how the market is performing.

Thank you for your continued confidence in MassMutual. Our goal is to help you prepare for a brighter financial future.

Sincerely,

Eric Wietsma
President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 5/1/10 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Premier Funds – Portfolio Summary

What is the investment objective of MassMutual Premier Money Market Fund, and who is the Fund's subadviser?
This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Money Market Fund Asset Allocation (% of Net Assets) on 4/30/10 (Unaudited)
Commercial Paper	91.5%
Discount Notes	9.9%
Time Deposits	0.0%
Total Short-Term Investments	101.4%
Other Assets and Liabilities	(1.4)%
Net Assets	100.0%

What is the investment objective of MassMutual Premier Short-Duration Bond Fund, and who is the Fund's subadviser?
This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Short-Duration Bond Fund Quality Structure (% of Net Assets) on 4/30/10 (Unaudited)
U.S. Government, Aaa/AAA	40.0%
Aa/AA	3.7%
A/A	9.7%
Baa/BBB	18.3%
Ba/BB	4.2%
B and Below	0.6%
Equities	0.1%
Total Long-Term Investments	76.6%
Short-Term Investments and Other Assets and Liabilities	23.4%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Inflation-Protected and Income Fund, and who is the Fund's subadviser?
This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds and other income-producing securities. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Inflation-Protected and Income Fund Quality Structure (% of Net Assets) on 4/30/10 (Unaudited)
U.S. Government, Aaa/AAA	108.1%
Aa/AA	3.6%
A/A	3.1%
Baa/BBB	2.2%
Total Long-Term Investments	117.0%
Short-Term Investments and Other Assets and Liabilities	(17.0)%
Net Assets	100.0%

What is the investment objective of MassMutual Premier Core Bond Fund, and who is the Fund's subadviser?
This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Core Bond Fund Quality Structure (% of Net Assets) on 4/30/10 (Unaudited)
U.S. Government, Aaa/AAA	56.1%
Aa/AA	3.5%
A/A	11.2%
Baa/BBB	19.5%
Ba/BB	5.6%
B and Below	0.7%
Equities	0.1%
Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Diversified Bond Fund, and who is the Fund's subadviser?	This Fund seeks a superior total rate of return by investing in fixed income instruments. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Diversified Bond Fund Quality Structure (% of Net Assets) on 4/30/10 (Unaudited)
U.S. Government, Aaa/AAA	49.3%
Aa/AA	4.2%
A/A	11.0%
Baa/BBB	19.0%
Ba/BB	4.7%
B and Below	8.7%
Equities	0.2%
Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%
Net Assets	100.0%

What is the investment objective of MassMutual Premier High Yield Fund, and who is the Fund's subadviser?
This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier High Yield Fund Quality Structure (% of Net Assets) on 4/30/10 (Unaudited)
Baa/BBB	1.0%
Ba/BB	8.4%
B and Below	89.3%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier International Bond Fund, and who is the Fund's subadviser?
This Fund seeks to achieve a high total rate of return by investing, under normal circumstances, at least 80% of its net assets in fixed income securities. The Fund primarily invests in fixed income securities in markets represented in the Citigroup Non-USD World Government Bond Index, the Fund's benchmark index. The Fund's subadviser is Baring International Investment Limited (Baring).

MassMutual Premier International Bond Fund Quality Structure (% of Net Assets) on 4/30/10 (Unaudited)
Aaa/AAA	58.2%
Aa/AA	24.4%
A/A	13.3%
Baa/BBB	0.0%
Ba/BB	1.7%
Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%
Net Assets	100.0%

MassMutual Premier International Bond Fund Country Weightings (% of Net Assets) on 4/30/10 (Unaudited)
Germany	14.3%
United Kingdom	9.2%
Japan	7.5%
Finland	7.2%
Netherlands	6.9%
Canada	6.8%
Ireland	5.5%
Spain	4.9%
Austria	4.6%
Belgium	4.0%
France	3.7%
Italy	3.4%
Portugal	3.4%
Australia	3.2%
Mexico	3.1%
Poland	2.7%
Norway	2.6%
Greece	1.6%
United States	1.5%
Singapore	1.5%
Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Balanced Fund, and who is the Fund's subadviser?
This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Balanced Fund Asset Allocation (% of Net Assets) on 4/30/10 (Unaudited)
Equities	54.5%
Bonds & Notes	34.8%
Mutual Funds	5.4%
Total Long-Term Investments	94.7%
Short-Term Investments and Other Assets and Liabilities	5.3%
Net Assets	100.0%

MassMutual Premier Balanced Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Federal National Mortgage Association TBA Pool #23947 5.000% 11/01/35	3.1%
Government National Mortgage Association TBA Pool #11786 5.000% 5/01/38	2.9%
Government National Mortgage Association TBA Pool #5745 4.500% 3/01/38	2.0%
Federal Home Loan Mortgage Corp. TBA Pool #4683 4.500% 9/01/38	1.9%
Exxon Mobil Corp.	1.7%
U.S. Treasury Note 3.500% 2/15/18	1.4%
Microsoft Corp.	1.3%
Vanguard Emerging Markets ETF	1.3%
U.S. Treasury Note 2.500% 3/31/13	1.1%
General Electric Co.	1.0%
17.7%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Value Fund, and who is the Fund's subadviser?
This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies. The Fund's subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Value Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Chevron Corp.	5.3%
Wells Fargo & Co.	4.5%
MetLife, Inc.	4.0%
JP Morgan Chase & Co.	3.9%
Navistar International Corp.	3.2%
Merck & Co., Inc.	3.1%
Tyco International Ltd.	3.1%
Apache Corp.	3.0%
AT&T, Inc.	3.0%
Pfizer, Inc.	2.8%
35.9%

MassMutual Premier Value Fund Country Weightings (% of Net Assets) on 4/30/10 (Unaudited)
United States	82.0%
Switzerland	5.2%
Canada	3.4%
United Kingdom	2.1%
Ireland	1.1%
Israel	1.0%
Bermuda	0.8%
Netherlands	0.5%
Total Long-Term Investments	96.1%
Short-Term Investments and Other Assets and Liabilities	3.9%
Net Assets	100.0%

MassMutual Premier Value Fund Sector Table (% of Net Assets) on 4/30/10 (Unaudited)
Financial	21.8%
Energy	15.0%
Consumer, Non-cyclical	14.4%
Communications	13.9%
Consumer, Cyclical	8.7%
Industrial	8.2%
Technology	6.2%
Utilities	4.0%
Basic Materials	3.9%
Total Long-Term Investments	96.1%
Short-Term Investments and Other Assets and Liabilities	3.9%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Enhanced Index Value Fund, and who is the Fund's subadviser?
This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Enhanced Index Value Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Exxon Mobil Corp.	4.5%
General Electric Co.	3.5%
Bank of America Corp.	3.2%
Chevron Corp.	3.0%
AT&T, Inc.	2.7%
JP Morgan Chase & Co.	2.7%
Wells Fargo & Co.	2.4%
Pfizer, Inc.	2.3%
ConocoPhillips	1.5%
The Goldman Sachs Group, Inc.	1.5%
27.3%

MassMutual Premier Enhanced Index Value Fund Sector Table (% of Net Assets) on 4/30/10 (Unaudited)
Financial	26.4%
Energy	16.2%
Consumer, Non-cyclical	13.0%
Industrial	12.5%
Communications	11.1%
Consumer, Cyclical	6.3%
Utilities	5.9%
Basic Materials	4.0%
Technology	3.8%
Diversified	0.1%
Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%
Net Assets	100.0%

What is the investment objective of MassMutual Premier Enhanced Index Core Equity Fund, and who is the Fund's subadviser?
This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index*, while maintaining risk characteristics similar to those of the benchmark. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

* "Standard & Poor's®," "S&P®," "Standard & Poor's 500," "500" and "S&P 500®" are trademarks of the McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MassMutual Premier Enhanced Index Core Equity Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Exxon Mobil Corp.	3.2%
Microsoft Corp.	2.4%
General Electric Co.	2.0%
Apple, Inc.	1.9%
Bank of America Corp.	1.9%
The Procter & Gamble Co.	1.7%
International Business Machines Corp.	1.7%
Johnson & Johnson	1.6%
JP Morgan Chase & Co.	1.6%
AT&T, Inc.	1.6%
19.6%

MassMutual Premier Enhanced Index Core Equity Fund Sector Table (% of Net Assets) on 4/30/10 (Unaudited)
Consumer, Non-cyclical	21.1%
Financial	16.8%
Technology	14.0%
Industrial	11.4%
Communications	10.9%
Energy	10.2%
Consumer, Cyclical	9.1%
Utilities	3.2%
Basic Materials	3.1%
Diversified	0.1%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Main Street Fund, and who is the Fund's subadviser?
This Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund's subadviser currently focuses on companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund's subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Main Street Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Apple, Inc.	3.9%
Philip Morris International, Inc.	3.9%
Occidental Petroleum Corp.	3.3%
Chevron Corp.	3.2%
Wells Fargo & Co.	3.1%
McDonald's Corp.	2.9%
eBay, Inc.	2.7%
The AES Corp.	2.7%
General Mills, Inc.	2.5%
CIT Group, Inc.	2.5%
30.7%

MassMutual Premier Main Street Fund Sector Table (% of Net Assets) on 4/30/10 (Unaudited)
Consumer, Non-cyclical	26.2%
Financial	15.2%
Communications	12.7%
Industrial	11.5%
Consumer, Cyclical	9.7%
Energy	9.5%
Technology	8.7%
Utilities	3.3%
Basic Materials	1.9%
Diversified	0.5%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

What is the investment objective of MassMutual Premier Capital Appreciation Fund, and who is the Fund's subadviser?
This Fund seeks long-term capital appreciation by investing primarily in common stocks of companies that the Fund's subadviser believes may appreciate in value over the long-term, which may include newer companies or established companies of any market capitalization range ("growth companies"). The Fund's subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Capital Appreciation Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Apple, Inc.	3.7%
Google, Inc. Class A	3.7%
Hewlett-Packard Co.	3.0%
Qualcomm, Inc.	2.7%
Visa, Inc. Class A	2.2%
Oracle Corp.	2.1%
Research In Motion Ltd.	2.1%
Occidental Petroleum Corp.	2.0%
Microsoft Corp.	1.9%
Express Scripts, Inc.	1.9%
25.3%

MassMutual Premier Capital Appreciation Fund Sector Table (% of Net Assets) on 4/30/10 (Unaudited)
Consumer, Non-cyclical	26.3%
Technology	21.2%
Communications	15.6%
Energy	9.4%
Financial	8.3%
Consumer, Cyclical	6.9%
Industrial	6.5%
Basic Materials	4.6%
Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Enhanced Index Growth Fund, and who is the Fund's subadviser?
This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark. The Fund's subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Enhanced Index Growth Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Microsoft Corp.	4.2%
Apple, Inc.	3.6%
International Business Machines Corp.	3.0%
Cisco Systems, Inc.	2.6%
Johnson & Johnson	2.4%
Google, Inc. Class A	2.2%
The Procter & Gamble Co.	2.1%
Wal-Mart Stores, Inc.	1.9%
Hewlett-Packard Co.	1.9%
Philip Morris International, Inc.	1.7%
25.6%

MassMutual Premier Enhanced Index Growth Fund Sector Table (% of Net Assets) on 4/30/10 (Unaudited)
Consumer, Non-cyclical	29.3%
Technology	22.7%
Consumer, Cyclical	13.7%
Industrial	11.4%
Communications	10.5%
Financial	5.0%
Energy	3.4%
Basic Materials	3.1%
Utilities	0.7%
Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Discovery Value Fund, and who is the Fund's subadviser?
This Fund seeks long-term capital appreciation by investing primarily in common stocks of U.S. issuers having market capitalizations up to $13 billion that the Fund's subadviser believes are undervalued. These may include securities of small- and mid-capitalization companies. The Fund's subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Discovery Value Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Assurant, Inc.	2.3%
Everest Re Group Ltd.	2.3%
ACE Ltd.	2.2%
Tyco International Ltd.	2.1%
CMS Energy Corp.	2.1%
Molson Coors Brewing Co. Class B	2.0%
Navistar International Corp.	1.8%
NRG Energy, Inc.	1.8%
Hospira, Inc.	1.8%
Celanese Corp. Series A	1.8%
20.2%

MassMutual Premier Discovery Value Fund Sector Table (% of Net Assets) on 4/30/10 (Unaudited)
Financial	22.5%
Consumer, Cyclical	17.3%
Industrial	16.4%
Consumer, Non-cyclical	15.7%
Utilities	7.1%
Energy	6.7%
Communications	4.1%
Basic Materials	3.8%
Technology	2.9%
Total Long-Term Investments	96.5%
Short-Term Investments and Other Assets and Liabilities	3.5%
Net Assets	100.0%

MassMutual Premier Discovery Value Fund Country Weightings (% of Net Assets) on 4/30/10 (Unaudited)
United States	80.8%
Bermuda	6.1%
Switzerland	5.4%
Canada	2.4%
United Kingdom	1.8%
Total Long-Term Investments	96.5%
Short-Term Investments and Other Assets and Liabilities	3.5%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Main Street Small Cap Fund, and who is the Fund's subadviser?
This Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund's subadviser believes have favorable business trends or prospects based on fundamental analysis and quantitative models. The Fund's subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Main Street Small Cap Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Blue Coat Systems, Inc.	1.4%
Bally Technologies, Inc.	1.2%
Tractor Supply Co.	1.1%
BE Aerospace, Inc.	1.0%
Holly Corp.	1.0%
Old Dominion Freight Line, Inc.	0.9%
Phillips-Van Heusen Corp.	0.9%
TIBCO Software, Inc.	0.8%
MSCI, Inc. Class A	0.8%
Mid-America Apartment Communities, Inc.	0.8%
9.9%

MassMutual Premier Main Street Small Cap Fund Sector Table (% of Net Assets) on 4/30/10 (Unaudited)
Consumer, Non-cyclical	22.0%
Financial	18.6%
Industrial	15.4%
Consumer, Cyclical	14.5%
Technology	9.7%
Communications	9.0%
Energy	3.8%
Basic Materials	3.3%
Utilities	2.8%
Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%
Net Assets	100.0%

What is the investment objective of MassMutual Premier Small Company Opportunities Fund, and who is the Fund's subadviser?
This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund's subadviser to be realistically valued. The Fund's subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Small Company Opportunities Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Blue Coat Systems, Inc.	1.4%
Bally Technologies, Inc.	1.2%
Tractor Supply Co.	1.1%
BE Aerospace, Inc.	1.1%
Holly Corp.	1.0%
Old Dominion Freight Line, Inc.	0.9%
Phillips-Van Heusen Corp.	0.9%
TIBCO Software, Inc.	0.8%
Mid-America Apartment Communities, Inc.	0.8%
MSCI, Inc. Class A	0.8%
10.0%

MassMutual Premier Small Company Opportunities Fund Sector Table (% of Net Assets) on 4/30/10 (Unaudited)
Consumer, Non-cyclical	21.8%
Financial	18.6%
Industrial	15.4%
Consumer, Cyclical	14.4%
Technology	9.6%
Communications	9.0%
Energy	3.8%
Basic Materials	3.3%
Utilities	2.7%
Diversified	0.0%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Global Fund, and who is the Fund's subadviser?	This Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund's subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Global Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Telefonaktiebolaget LM Ericsson Class B	4.6%
Siemens AG	2.5%
Credit Suisse Group	2.3%
Juniper Networks, Inc.	2.0%
eBay, Inc.	2.0%
Microsoft Corp.	2.0%
Infosys Technologies Ltd.	2.0%
Intuit, Inc.	1.8%
Carnival Corp.	1.8%
LVMH Moet Hennessy Louis Vuitton SA	1.8%
22.8%

MassMutual Premier Global Fund Country Weightings (% of Net Assets) on 4/30/10 (Unaudited)
United States	36.0%
Japan	10.6%
Sweden	7.4%
Germany	7.4%
Switzerland	6.6%
United Kingdom	6.6%
France	5.5%
Netherlands	3.2%
Mexico	3.1%
India	2.5%
Taiwan	1.9%
Panama	1.8%
Italy	1.8%
Brazil	1.5%
Spain	1.5%
Cayman Islands	1.0%
Finland	0.7%
Canada	0.7%
Republic of Korea	0.1%
Total Long-Term Investments	99.9%
Other Assets and Liabilities	0.1%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier International Equity Fund, and who is the Fund's subadviser?
This Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. The Fund's subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier International Equity Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Autonomy Corp. PLC	3.0%
Nidec Corp.	2.6%
Telefonaktiebolaget LM Ericsson Class B	2.5%
Capita Group PLC	2.1%
Infosys Technologies Ltd.	2.0%
Aggreko PLC	1.8%
Aalberts Industries NV	1.7%
Vale SA Sponsored ADR (Brazil)	1.6%
Roche Holding AG	1.6%
Sonic Healthcare Ltd.	1.5%
20.4%

MassMutual Premier International Equity Fund Country Weightings (% of Net Assets) on 4/30/10 (Unaudited)
United Kingdom	24.5%
Japan	12.8%
Switzerland	12.3%
France	8.0%
Netherlands	6.2%
Australia	6.0%
Germany	4.4%
Italy	4.1%
India	3.4%
United States	3.3%
Spain	3.1%
Sweden	2.9%
Brazil	2.4%
South Africa	1.4%
Ireland	1.2%
Denmark	0.9%
Panama	0.8%
Finland	0.6%
Mexico	0.5%
Lebanon	0.4%
Austria	0.3%
Bermuda	0.2%
Total Long-Term Investments	99.7%
Other Assets and Liabilities	0.3%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Focused International Fund, and who is the Fund's subadviser?
This Fund seeks long term capital appreciation by normally investing a minimum of 90% of its net assets in equity securities. The Fund may invest in developed and emerging markets, however will typically invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI® EAFE®") Index. The Fund's subadviser is Baring International Investment Limited (Baring).

MassMutual Premier Focused International Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Lihir Gold Ltd.	2.7%
Centamin Egypt Ltd.	2.4%
BOC Hong Kong Holdings Ltd.	2.3%
Petropavlovsk PLC	2.3%
Deutsche Boerse AG	2.3%
Kurita Water Industries Ltd.	2.3%
Fresenius SE	2.3%
Paladin Energy Ltd.	2.2%
Hitachi Metals Ltd.	2.2%
Redecard SA	2.2%
23.2%

MassMutual Premier Focused International Fund Country Weightings (% of Net Assets) on 4/30/10 (Unaudited)
United Kingdom	24.8%
Japan	20.0%
Germany	8.3%
Brazil	5.7%
Switzerland	5.4%
France	5.4%
Australia	4.6%
Hong Kong	4.0%
Netherlands	3.8%
Papua New Guinea	2.7%
Russia	2.2%
Singapore	2.1%
Canada	2.0%
Spain	1.8%
Italy	1.8%
Israel	1.6%
Norway	1.6%
Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Strategic Emerging Markets Fund, and who is the Fund's subadviser?
This Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in investments tied economically to emerging market countries. The Fund defines an emerging market country as one whose economy or markets are generally considered emerging or developing, and is not classified as a developed country according to the Morgan Stanley Capital International Barra Index. The Fund's subadviser is Baring International Investment Limited (Baring).

MassMutual Premier Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 4/30/10 (Unaudited)
Samsung Electronics Co., Ltd.	5.5%
Vale SA Sponsored ADR (Brazil)	5.0%
China Construction Bank Corp. Class H	3.2%
Petroleo Brasileiro SA Sponsored ADR (Brazil)	3.1%
Hon Hai Precision Industry Co. Ltd.	3.1%
Naspers Ltd.	3.0%
Industrial & Commercial Bank of China	3.0%
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	2.6%
Hyundai Mobis	2.4%
CNOOC Ltd.	2.3%
33.2%

MassMutual Premier Strategic Emerging Markets Fund Country Weightings (% of Net Assets) on 4/30/10 (Unaudited)
Republic of Korea	13.5%
Brazil	10.9%
Russia	10.0%
Taiwan	10.0%
China	9.3%
Cayman Islands	7.4%
Indonesia	5.6%
India	5.4%
Turkey	5.0%
Bermuda	4.3%
Hong Kong	3.1%
South Africa	3.0%
Channel Islands	2.6%
Mexico	2.1%
Egypt	1.7%
United Kingdom	1.4%
Luxembourg	1.2%
Netherlands	1.0%
Singapore	0.6%
Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
Net Assets	100.0%

MassMutual Premier Money Market Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 101.4%
Commercial Paper – 91.5%
Abbey National North America LLC 0.210% 5/21/10	$3,965,000	$3,964,537
Abbey National North America LLC 0.360% 9/22/10	5,000,000	4,992,800
American Honda Finance Corp. 0.260% 7/21/10	17,000,000	16,990,055
Amsterdam Funding Corp. (a) 0.230% 5/19/10	17,000,000	16,998,045
Basin Electric Power Cooperative (a) 0.220% 5/27/10	17,000,000	16,997,299
Becton Dickinson & Co. 0.200% 5/20/10	8,253,000	8,252,129
BG Energy Finance, Inc. (a) 0.250% 7/06/10	15,000,000	14,993,125
Bryant Park Funding LLC (a) 0.220% 5/10/10	3,690,000	3,689,797
Bryant Park Funding LLC (a) 0.220% 5/12/10	12,300,000	12,299,173
Citigroup Funding, Inc. 0.310% 7/20/10	17,000,000	16,988,289
Commonwealth Bank of Australia FRN (a) 0.352% 6/04/10	21,000,000	21,000,000
Conocophillips Qatar, Ltd. (a) 0.170% 5/06/10	6,000,000	5,999,858
Conocophillips Qatar, Ltd. (a) 0.220% 7/06/10	11,000,000	10,995,563
Covidien International Finance (a) 0.240% 5/21/10	17,000,000	16,997,733
Danaher Corp. 0.190% 5/03/10	2,844,000	2,843,970
Dover Corp. (a) 0.200% 5/10/10	15,000,000	14,999,250
E. ON AG (a) 0.230% 6/17/10	17,000,000	16,994,895
E.I. duPont de Nemours & Co. (a) 0.260% 6/15/10	480,000	479,844
Ecolab, Inc. (a) 0.230% 6/16/10	17,000,000	16,995,004
Emerson Electric Co. (a) 0.190% 6/16/10	3,500,000	3,499,150
Emerson Electric Co. (a) 0.200% 6/17/10	800,000	799,791
Export-Import Bank of Korea 0.550% 7/28/10	17,000,000	16,977,144
Falcon Asset Securitization Co. LLC (a) 0.220% 5/10/10	17,500,000	17,499,038
General Electric Co. 0.190% 6/01/10	16,500,000	16,497,300
Govco LLC (a) 0.220% 5/21/10	17,000,000	16,997,922
Honeywell International, Inc. (a) 0.230% 6/24/10	4,265,000	4,263,529
Honeywell International, Inc. (a) 0.260% 6/22/10	580,000	579,782
Illinois Tool Works, Inc. (a) 0.210% 5/13/10	16,000,000	15,998,880
Johnson & Johnson (a) 0.240% 8/03/10	10,600,000	10,593,357
Johnson & Johnson (a) 0.290% 8/06/10	8,000,000	7,993,749
Kitty Hawk Funding Corp. (a) 0.200% 5/24/10	9,000,000	8,998,850
Kitty Hawk Funding Corp. (a) 0.220% 5/04/10	8,000,000	7,999,853
Merck & Co., Inc. (a) 0.180% 6/15/10	5,580,000	5,578,745
Merck & Co., Inc. 0.200% 6/15/10	8,440,000	8,437,890
National Rural Utilities Cooperative Finance Corp. 0.210% 5/10/10	17,000,000	16,999,108
Nestle Capital Corp. (a) 0.300% 9/22/10	17,500,000	17,479,000
Nokia Corp. (a) 0.180% 5/18/10	9,700,000	9,699,176
NSTAR Electric Co. 0.210% 5/06/10	12,200,000	12,199,644
NSTAR Electric Co. 0.210% 5/07/10	4,800,000	4,799,832
Parker-Hannifin Corp. (a) 0.210% 5/12/10	13,300,000	13,299,147
Parker-Hannifin Corp. (a) 0.210% 5/13/10	3,700,000	3,699,741
Praxair, Inc. FRN 0.342% 5/26/10	21,000,000	21,000,000
Procter & Gamble International Fundings (a) 0.170% 5/05/10	16,500,000	16,499,688
Rabobank USA Financial Corp. 0.200% 6/08/10	6,500,000	6,498,628
Rabobank USA Financial Corp. 0.300% 8/23/10	9,500,000	9,490,975
Royal Bank of Scotland PLC (a) 0.260% 6/07/10	6,030,000	6,028,389
Royal Bank of Scotland PLC (a) 0.270% 6/09/10	11,200,000	11,196,724
Sheffield Receivables Corp. (a) 0.210% 5/05/10	10,000,000	9,999,767
Sheffield Receivables Corp. (a) 0.220% 5/28/10	6,885,000	6,883,864
Sigma Aldrich Corp. (a) 0.200% 5/13/10	5,930,000	5,929,605
Southern Co. (a) 0.200% 5/11/10	17,000,000	16,999,056
Toyota Motor Credit Corp. FRN 0.404% 7/19/10	17,000,000	17,000,000
Wells Fargo & Co. FRN 0.471% 8/20/10	15,000,000	15,006,374
Wisconsin Gas LLC 0.230% 5/05/10	6,000,000	5,999,847
Wisconsin Gas LLC 0.230% 5/07/10	10,974,000	10,973,579
		603,868,490

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Discount Notes – 9.9%
Federal Home Loan Bank FRN 0.145% 7/09/10	$15,000,000	$15,000,743
Federal Home Loan Bank 0.220% 8/25/10	4,000,000	3,997,229
Federal Home Loan Bank 0.250% 6/01/10	100,000	99,978
Federal Home Loan Bank 0.270% 10/29/10	7,000,000	6,998,823
Federal Home Loan Bank 0.300% 8/27/10	100,000	99,902
Federal Home Loan Bank 0.300% 9/22/10	175,000	174,790
Federal Home Loan Bank 0.350% 7/06/10	2,000,000	1,998,717
Federal Home Loan Mortgage Corp. 0.180% 6/01/10	400,000	399,938
Federal Home Loan Mortgage Corp. 0.200% 6/14/10	1,580,000	1,579,614
Federal Home Loan Mortgage Corp. 0.210% 8/13/10	1,100,000	1,099,333
Federal Home Loan Mortgage Corp. 0.210% 9/01/10	385,000	384,724
Federal Home Loan Mortgage Corp. 0.250% 6/14/10	595,000	594,818
Federal Home Loan Mortgage Corp. 0.250% 9/14/10	900,000	899,167
Federal Home Loan Mortgage Corp. 0.250% 9/21/10	4,375,000	4,370,655
Federal Home Loan Mortgage Corp. 0.280% 10/18/10	3,000,000	2,996,033
Federal Home Loan Mortgage Corp. 0.290% 9/20/10	1,925,000	1,922,836
Federal Home Loan Mortgage Corp. 0.300% 8/23/10	140,000	139,867
Federal Home Loan Mortgage Corp. 0.400% 7/06/10	1,890,000	1,888,614
Federal National Mortgage Association 0.150% 5/19/10	700,000	699,948
Federal National Mortgage Association 0.175% 7/12/10	700,000	699,755
Federal National Mortgage Association 0.200% 6/30/10	2,000,000	1,999,333
Federal National Mortgage Association 0.210% 6/23/10	908,000	907,719
Federal National Mortgage Association 0.210% 8/11/10	4,045,000	4,042,651
Federal National Mortgage Association 0.215% 6/23/10	2,000,000	1,999,367
Federal National Mortgage Association 0.240% 7/30/10	500,000	499,700
Federal National Mortgage Association 0.250% 6/21/10	500,000	499,823
Federal National Mortgage Association 0.250% 7/14/10	500,000	499,743
Federal National Mortgage Association 0.250% 8/10/10	433,000	432,696
Federal National Mortgage Association 0.260% 9/30/10	475,000	474,479
Federal National Mortgage Association 0.330% 12/20/10	700,000	698,505
Federal National Mortgage Association 0.350% 12/01/10	733,000	731,475
Federal National Mortgage Association 0.380% 1/18/11	450,000	448,756
Federal National Mortgage Association 0.430% 12/01/10	5,000,000	4,987,219
Federal National Mortgage Association 0.460% 12/01/10	1,300,000	1,296,445
		65,563,395
Time Deposits – 0.0%
Euro Time Deposit 0.010% 5/03/10	21,249	21,249
TOTAL SHORT-TERM INVESTMENTS (Cost $669,453,134)		669,453,134
TOTAL INVESTMENTS – 101.4% (Cost $669,453,134) (b)		669,453,134
Other Assets/ (Liabilities) – (1.4)%		(9,031,271)
NET ASSETS – 100.0%		$660,421,863

Notes to Portfolio of Investments
FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to a value of $387,956,389 or 58.74% of net assets.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
CONVERTIBLE PREFERRED STOCK – 0.1%
Investment Companies – 0.1%
Special Value Expansion Fund LLC 0.000% (Acquired 8/27/07, Cost $550,000) (a) (b) (c) (d)	5,500	$427,359
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $550,000)		427,359
TOTAL EQUITIES (Cost $550,000)		427,359
	Principal Amount
BONDS & NOTES – 76.5%
CORPORATE DEBT – 38.6%
Advertising – 0.4%
Interpublic Group of Companies, Inc. 10.000% 7/15/17	$550,000	629,062
WPP Finance 8.000% 9/15/14	765,000	883,278
		1,512,340
Aerospace & Defense – 0.0%
Goodrich Corp. 6.125% 3/01/19	185,000	204,408
Agriculture – 0.6%
Altria Group, Inc. 9.700% 11/10/18	105,000	132,047
BAT International Finance PLC (b) 8.125% 11/15/13	1,085,000	1,278,621
Cargill, Inc. (b) 5.200% 1/22/13	1,200,000	1,278,940
		2,689,608
Banks – 3.4%
Bank of America Corp. 2.100% 4/30/12	1,500,000	1,528,776
Bank of America Corp. 5.750% 12/01/17	1,500,000	1,532,439
Bank of America Corp. 7.375% 5/15/14	1,100,000	1,238,978
Barclays Bank PLC 5.200% 7/10/14	1,090,000	1,169,078
Barclays Bank PLC 6.750% 5/22/19	380,000	426,646
Capital One Financial Corp. 7.375% 5/23/14	270,000	312,056
Citibank NA FRN 0.439% 3/30/11	750,000	751,086
Credit Suisse AG 5.400% 1/14/20	200,000	203,615
Credit Suisse New York 5.500% 5/01/14	760,000	832,709
HSBC Finance Corp. 6.375% 10/15/11	175,000	185,582
ICICI Bank Ltd. (b) 5.500% 3/25/15	585,000	604,142
PNC Funding Corp. FRN 0.491% 4/01/12	1,000,000	1,003,707
State Street Bank and Trust Co. FRN 0.457% 9/15/11	1,100,000	1,103,244
State Street Corp. 2.150% 4/30/12	450,000	459,252
Union Bank NA FRN 0.457% 3/16/12	1,250,000	1,253,873
Wachovia Bank NA 7.800% 8/18/10	600,000	611,876
Wells Fargo & Co. FRN 0.477% 6/15/12	1,000,000	1,004,782
Wells Fargo & Co. 5.625% 12/11/17	65,000	69,998
		14,291,839
Beverages – 0.5%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	435,000	460,246
Foster's Finance Corp. (b) 6.875% 6/15/11	1,000,000	1,051,092
PepsiCo, Inc. 7.900% 11/01/18	500,000	630,699
		2,142,037
Building Materials – 0.3%
CRH America, Inc. 5.300% 10/15/13	425,000	456,052
CRH America, Inc. 8.125% 7/15/18	55,000	65,983
Masco Corp. 7.125% 8/15/13	400,000	432,042
Masco Corp. 7.125% 3/15/20	325,000	333,392
		1,287,469
Chemicals – 1.4%
Airgas, Inc. 4.500% 9/15/14	425,000	441,338
Ashland, Inc. (b) 9.125% 6/01/17	250,000	285,000
Cytec Industries, Inc. 8.950% 7/01/17	125,000	152,806
The Dow Chemical Co. 4.850% 8/15/12	325,000	343,623
The Dow Chemical Co. 5.900% 2/15/15	860,000	943,290
The Dow Chemical Co. 7.600% 5/15/14	525,000	609,700
The Dow Chemical Co. 8.550% 5/15/19	15,000	18,329
Ecolab, Inc. 4.875% 2/15/15	1,400,000	1,505,637
Praxair, Inc. 5.250% 11/15/14	1,250,000	1,382,686
Valspar Corp. 7.250% 6/15/19	175,000	201,720
		5,884,129
Coal – 0.1%
Consol Energy, Inc. (b) 8.250% 4/01/20	275,000	292,875
Commercial Services – 0.9%
Brambles USA, Inc. (b) 3.950% 4/01/15	510,000	516,344
Deluxe Corp. 7.375% 6/01/15	180,000	182,925
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	650,000	650,370
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	465,000	474,253
Equifax, Inc. 6.300% 7/01/17	800,000	869,745
ERAC USA Finance LLC (b) 5.800% 10/15/12	1,000,000	1,080,772
		3,774,409

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computers – 0.3%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	$80,000	$82,400
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	40,000	41,300
Computer Sciences Corp. 5.500% 3/15/13	250,000	269,751
Electronic Data Systems Corp. Series B 6.000% 8/01/13	475,000	532,887
EMC Corp., Convertible 1.750% 12/01/13	400,000	521,000
		1,447,338
Diversified Financial – 7.4%
American Express Co. 7.250% 5/20/14	545,000	623,641
American Express Co. 8.125% 5/20/19	200,000	244,958
American Express Credit Corp. 7.300% 8/20/13	860,000	980,167
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,000,000	1,153,617
BlackRock, Inc. 2.250% 12/10/12	950,000	965,529
BlackRock, Inc. 5.000% 12/10/19	300,000	307,831
Citigroup, Inc. 2.125% 4/30/12	1,200,000	1,224,084
Citigroup, Inc. 5.500% 10/15/14	320,000	332,425
Citigroup, Inc. 5.500% 2/15/17	840,000	838,265
Citigroup, Inc. 6.375% 8/12/14	585,000	631,102
Citigroup, Inc. 6.500% 8/19/13	720,000	778,872
Eaton Vance Corp. 6.500% 10/02/17	575,000	639,773
General Electric Capital Corp. FRN 1.184% 12/09/11	1,375,000	1,395,709
General Electric Capital Corp. 3.500% 8/13/12	590,000	611,520
General Electric Capital Corp. 5.900% 5/13/14	485,000	536,975
The Goldman Sachs Group, Inc. 1.625% 7/15/11	3,750,000	3,786,026
The Goldman Sachs Group, Inc. 5.150% 1/15/14	250,000	260,038
The Goldman Sachs Group, Inc. 5.625% 1/15/17	275,000	271,506
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	726,114
The Goldman Sachs Group, Inc. 6.150% 4/01/18	385,000	398,823
Ingersoll-Rand Global Holding Co. 9.500% 4/15/14	350,000	429,134
International Lease Finance Corp. 5.625% 9/20/13	300,000	278,565
JP Morgan Chase & Co. FRN 0.332% 2/23/11	500,000	500,452
JP Morgan Chase & Co. FRN 0.487% 6/15/12	1,350,000	1,356,182
JP Morgan Chase & Co. 2.625% 12/01/10	1,500,000	1,518,924
Lazard Group LLC 6.850% 6/15/17	650,000	660,850
Lazard Group LLC 7.125% 5/15/15	805,000	851,808
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,800,000	1,914,449
Morgan Stanley FRN 0.457% 3/13/12	1,250,000	1,254,794
Morgan Stanley FRN 0.530% 2/10/12	1,500,000	1,507,407
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	50,000	68,151
SLM Corp. 5.000% 10/01/13	1,100,000	1,084,712
TD Ameritrade Holding Corp. 4.150% 12/01/14	155,000	158,306
Textron Financial Corp. 5.125% 11/01/10	1,130,000	1,144,672
Toyota Motor Credit Corp. FRN 0.404% 7/19/10	800,000	800,354
Virgin Media Secured Finance PLC (b) 6.500% 1/15/18	860,000	864,300
		31,100,035
Electric – 3.6%
Allegheny Energy Supply 7.800% 3/15/11	300,000	314,964
Allegheny Energy Supply (b) 8.250% 4/15/12	975,000	1,078,241
Ameren Corp. 8.875% 5/15/14	545,000	636,500
Carolina Power & Light Co. 5.125% 9/15/13	780,000	853,798
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	250,000	284,961
CMS Energy Corp. 6.250% 2/01/20	325,000	325,877
CMS Energy Corp. 6.300% 2/01/12	65,000	67,842
CMS Energy Corp. 8.500% 4/15/11	1,115,000	1,172,865
Entergy Gulf States, Inc. 5.250% 8/01/15	306,000	306,488
IPALCO Enterprises, Inc 8.625% 11/14/11	800,000	846,000
Kansas Gas & Electric Co. 5.647% 3/29/21	464,999	466,141
Kiowa Power Partners LLC (b) 4.811% 12/30/13	244,566	250,469
MidAmerican Funding LLC 6.750% 3/01/11	1,000,000	1,049,061
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	527,941	544,439
Monongahela Power 6.700% 6/15/14	500,000	552,858
Nevada Power Co. Series L 5.875% 1/15/15	650,000	716,525
NRG Energy, Inc. 8.500% 6/15/19	400,000	406,500
Pacific Gas & Electric Co. 4.800% 3/01/14	950,000	1,025,867

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PPL Energy Supply LLC 6.300% 7/15/13	$600,000	$664,897
Tampa Electric Co. 6.375% 8/15/12	750,000	818,690
Tenaska Oklahoma (b) 6.528% 12/30/14	281,908	272,125
TransAlta Corp. 5.750% 12/15/13	1,250,000	1,364,576
TransAlta Corp. 6.650% 5/15/18	300,000	334,263
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	482,713	503,233
Wisconsin Public Service Corp. 5.650% 11/01/17	450,000	474,951
		15,332,131
Electronics – 0.1%
Amphenol Corp. 4.750% 11/15/14	180,000	187,126
Arrow Electronics, Inc. 6.000% 4/01/20	335,000	344,036
		531,162
Entertainment – 0.1%
Peninsula Gaming LLC (b) 8.375% 8/15/15	515,000	526,588
Environmental Controls – 0.3%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	590,000	610,581
Republic Services, Inc. (b) 5.000% 3/01/20	750,000	753,359
Waste Management, Inc. 6.100% 3/15/18	35,000	38,681
		1,402,621
Foods – 0.9%
Delhaize Group 6.500% 6/15/17	1,180,000	1,328,720
Kellogg Co. 5.125% 12/03/12	855,000	933,816
Kraft Foods, Inc. 4.125% 2/09/16	525,000	538,386
Kraft Foods, Inc. 5.375% 2/10/20	540,000	560,096
The Kroger Co. 7.500% 1/15/14	260,000	302,601
Sara Lee Corp. 3.875% 6/15/13	60,000	62,621
		3,726,240
Forest Products & Paper – 0.6%
International Paper Co. 9.375% 5/15/19	430,000	546,957
P.H. Glatfelter Co. (b) 7.125% 5/01/16	515,000	502,769
Rock-Tenn Co. 5.625% 3/15/13	180,000	186,300
Rock-Tenn Co. 8.200% 8/15/11	650,000	684,937
Rock-Tenn Co. 9.250% 3/15/16	375,000	412,031
Verso Paper Holdings LLC (b) 11.500% 7/01/14	200,000	222,500
		2,555,494
Gas – 0.1%
Southwest Gas Corp. 8.375% 2/15/11	375,000	394,007
Hand & Machine Tools – 0.4%
Black & Decker Corp. 8.950% 4/15/14	750,000	910,637
Kennametal, Inc. 7.200% 6/15/12	950,000	1,003,331
		1,913,968
Health Care — Products – 0.7%
Beckman Coulter, Inc. 6.000% 6/01/15	295,000	325,024
Beckman Coulter, Inc. 7.000% 6/01/19	235,000	266,912
Boston Scientific Corp. 4.500% 1/15/15	1,265,000	1,240,765
Boston Scientific Corp. 6.000% 1/15/20	315,000	311,309
Covidien International Finance SA 5.450% 10/15/12	600,000	654,746
		2,798,756
Health Care — Services – 0.2%
Roche Holdings, Inc. (b) 5.000% 3/01/14	500,000	545,153
Roche Holdings, Inc. (b) 6.000% 3/01/19	110,000	123,344
		668,497
Holding Company — Diversified – 0.2%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	380,000	397,843
Leucadia National Corp. 7.000% 8/15/13	460,000	481,850
		879,693
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	140,000	140,000
Whirlpool Corp. 8.600% 5/01/14	135,000	158,006
		298,006
Insurance – 1.2%
Aflac, Inc. 8.500% 5/15/19	170,000	208,277
Berkshire Hathaway, Inc. 3.200% 2/11/15	975,000	993,761
CNA Financial Corp. 7.350% 11/15/19	320,000	341,707
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	513,401
Metropolitan Life Global Funding I (b) 2.875% 9/17/12	465,000	473,961
Principal Financial Group, Inc. 8.875% 5/15/19	175,000	215,872
Prudential Financial, Inc. 3.625% 9/17/12	480,000	494,025
Prudential Financial, Inc. 4.750% 9/17/15	640,000	664,280
Prudential Financial, Inc. 5.800% 6/15/12	1,000,000	1,072,215
		4,977,499
Investment Companies – 0.1%
Xstrata Finance Canada (b) 5.800% 11/15/16	335,000	358,591
Iron & Steel – 0.9%
AK Steel Corp. 7.625% 5/15/20	265,000	272,950
ArcelorMittal 9.000% 2/15/15	1,290,000	1,551,612
ArcelorMittal 9.850% 6/01/19	165,000	214,874
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	700,000	732,375
Reliance Steel & Aluminum Co. 6.200% 11/15/16	445,000	456,884

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Steel Dynamics, Inc. 7.375% 11/01/12	$560,000	$586,600
		3,815,295
Lodging – 0.0%
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	54,000	57,105
Machinery — Diversified – 0.4%
Briggs & Stratton Corp. 8.875% 3/15/11	855,000	893,475
Roper Industries, Inc. 6.625% 8/15/13	720,000	809,026
		1,702,501
Manufacturing – 1.0%
Cooper US, Inc. 6.100% 7/01/17	750,000	826,189
General Electric Co. 5.250% 12/06/17	1,000,000	1,063,601
Illinois Tool Works, Inc. 5.150% 4/01/14	1,320,000	1,452,872
Tyco Electronics Group SA 6.000% 10/01/12	375,000	404,744
Tyco Electronics Group SA 6.550% 10/01/17	325,000	364,139
		4,111,545
Media – 1.3%
CBS Corp. 6.625% 5/15/11	62,000	64,950
Comcast Corp. 5.500% 3/15/11	1,860,000	1,931,282
McGraw-Hill Cos., Inc. 5.375% 11/15/12	750,000	814,368
NBC Universal, Inc. (b) 5.150% 4/30/20	475,000	480,544
Rogers Communications, Inc. 5.500% 3/15/14	260,000	281,636
Scholastic Corp. 5.000% 4/15/13	575,000	569,250
Thomson Corp. 5.700% 10/01/14	930,000	1,032,834
Time Warner Cable, Inc. 7.500% 4/01/14	460,000	533,690
		5,708,554
Metal Fabricate & Hardware – 0.1%
The Timken Co. 6.000% 9/15/14	335,000	360,302
Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,080,000	1,210,950
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	480,000	530,370
Teck Resources Ltd. 7.000% 9/15/12	250,000	271,250
Teck Resources Ltd. 9.750% 5/15/14	585,000	710,775
Teck Resources Ltd. 10.250% 5/15/16	500,000	602,500
Teck Resources Ltd. 10.750% 5/15/19	325,000	404,625
Vale Overseas Ltd. 6.250% 1/23/17	535,000	586,728
		4,317,198
Office Equipment/Supplies – 0.1%
Xerox Corp. 4.250% 2/15/15	250,000	255,508
Xerox Corp. 5.500% 5/15/12	280,000	298,645
		554,153
Office Furnishings – 0.3%
Steelcase, Inc. 6.500% 8/15/11	1,210,000	1,241,355
Oil & Gas – 1.8%
Cenovus Energy, Inc. (b) 4.500% 9/15/14	650,000	684,362
Devon Energy Corp. 6.300% 1/15/19	215,000	245,902
Marathon Oil Corp. 6.500% 2/15/14	520,000	587,006
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	455,000	515,856
Motiva Enterprises LLC (b) 5.750% 1/15/20	385,000	412,704
Newfield Exploration Co. 6.875% 2/01/20	1,120,000	1,131,200
Noble Holding International Ltd. 7.375% 3/15/14	735,000	842,964
The Premcor Refining Group, Inc. 6.750% 5/01/14	320,000	327,200
Shell International Finance 5.625% 6/27/11	100,000	105,583
Tesoro Corp. 6.500% 6/01/17	400,000	376,000
Transocean, Inc., Convertible 1.500% 12/15/37	400,000	386,000
Valero Energy Corp. 4.500% 2/01/15	440,000	451,500
Valero Energy Corp. 6.125% 2/01/20	380,000	394,629
XTO Energy, Inc. 4.900% 2/01/14	1,000,000	1,095,150
		7,556,056
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	220,000	218,625
Packaging & Containers – 0.8%
Packaging Corporation of America 5.750% 8/01/13	1,400,000	1,505,899
Pactiv Corp. 5.875% 7/15/12	280,000	298,818
Pactiv Corp. 6.400% 1/15/18	200,000	214,905
Sealed Air Corp. (b) 5.625% 7/15/13	1,200,000	1,271,795
		3,291,417
Pharmaceuticals – 0.9%
Abbott Laboratories 5.600% 11/30/17	1,660,000	1,866,618
Express Scripts, Inc. 6.250% 6/15/14	900,000	1,009,343
Pfizer, Inc. FRN 2.207% 3/15/11	750,000	763,050
		3,639,011
Pipelines – 1.8%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	140,000	149,590
DCP Midstream LLC (b) 9.750% 3/15/19	25,000	32,553
Enbridge, Inc. 5.800% 6/15/14	1,360,000	1,515,061
Enogex LLC (b) 6.875% 7/15/14	930,000	1,008,280
Enterprise Products Operating LP 7.500% 2/01/11	210,000	219,348
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	275,000	292,338

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.000% 2/01/17	$175,000	$191,932
Magellan Midstream Partners LP 6.550% 7/15/19	330,000	373,544
Plains All American Pipeline LP 4.250% 9/01/12	800,000	835,554
Plains All American Pipeline LP 5.625% 12/15/13	685,000	742,328
Southern Natural Gas Co. (b) 5.900% 4/01/17	420,000	445,317
Texas Eastern Transmission LP (b) 6.000% 9/15/17	275,000	301,977
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	600,000	683,542
Williams Partners LP (b) 5.250% 3/15/20	665,000	683,986
		7,475,350
Real Estate Investment Trusts (REITS) – 0.1%
Senior Housing Properties Trust 8.625% 1/15/12	175,000	183,312
Simon Property Group LP 4.200% 2/01/15	100,000	101,541
		284,853
Retail – 0.4%
J.C. Penney Corp., Inc. 7.950% 4/01/17	200,000	229,500
Lowe's Cos., Inc. 5.600% 9/15/12	425,000	465,689
Macy's Retail Holdings, Inc. 7.500% 6/01/15	600,000	654,000
Nordstrom, Inc. 6.750% 6/01/14	150,000	171,779
Phillips-Van Heusen Corp. 7.375% 5/15/20	175,000	179,375
		1,700,343
Savings & Loans – 0.2%
Glencore Funding LLC (b) 6.000% 4/15/14	665,000	699,498
Software – 0.4%
CA, Inc. 5.375% 12/01/19	170,000	177,291
Fiserv, Inc. 6.125% 11/20/12	1,500,000	1,637,500
		1,814,791
Storage & Warehousing – 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (b) 8.875% 3/15/18	940,000	982,300
Telecommunications – 2.2%
America Movil SAB de CV (b) 5.000% 3/30/20	120,000	120,824
AT&T, Inc. 4.850% 2/15/14	1,000,000	1,084,515
British Telecommunications PLC STEP 8.625% 12/15/10	1,125,000	1,179,303
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	735,000	854,211
CenturyTel, Inc. 5.500% 4/01/13	390,000	410,927
CenturyTel, Inc. 6.150% 9/15/19	235,000	235,624
Embarq Corp. 7.082% 6/01/16	35,000	38,599
Qwest Corp. 7.875% 9/01/11	1,900,000	2,016,375
Qwest Corp. 8.875% 3/15/12	400,000	437,000
Rogers Communications, Inc. 6.375% 3/01/14	450,000	503,728
Telecom Italia Capital 6.175% 6/18/14	535,000	574,747
Verizon Communications, Inc. 8.750% 11/01/18	540,000	682,495
Verizon New England, Inc. 6.500% 9/15/11	500,000	531,604
Windstream Corp. 7.875% 11/01/17	535,000	530,988
		9,200,940
Transportation – 0.5%
Bristow Group, Inc. 7.500% 9/15/17	1,600,000	1,618,000
Canadian National Railway Co. 5.850% 11/15/17	245,000	272,895
Ryder System, Inc. 5.000% 6/15/12	225,000	236,603
		2,127,498
Trucking & Leasing – 0.2%
GATX Corp. 4.750% 5/15/15	150,000	150,969
GATX Corp. 8.750% 5/15/14	695,000	815,309
		966,278
TOTAL CORPORATE DEBT (Cost $152,491,984)		162,814,708
MUNICIPAL OBLIGATIONS – 0.1%
Access Group, Inc., Delaware 1.150% 9/01/37	400,000	360,000
State of California 5.950% 4/01/16	245,000	258,953
		618,953
TOTAL MUNICIPAL OBLIGATIONS (Cost $606,240)		618,953
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 11.7%
Automobile ABS – 1.6%
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	1,000,000	998,724
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (b) 0.396% 8/20/13	675,000	628,961
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (b) 0.476% 3/20/12	825,000	813,708
Bank of America Auto Trust, Series 2009-3A, Class A2 (b) 0.890% 4/15/12	1,000,000	1,000,989

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Auto Trust, Series 2009-1A, Class A2 (b) 1.700% 12/15/11	$578,702	$580,227
BMW Vehicle Lease Trust, Series 2009-1, Class A2 2.040% 4/15/11	449,304	450,276
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	500,000	500,163
Nissan Auto Lease Trust, Series 2009-A, Class A2 2.010% 4/15/11	436,563	437,561
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	650,000	650,178
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	702,091	705,789
		6,766,576
Commercial MBS – 5.4%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.935% 2/10/51	2,000,000	2,036,879
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	1,265,000	1,290,364
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	765,851
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,530,000	1,572,696
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	1,000,000	1,028,975
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	710,976
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,100,000	1,106,440
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,600,000	1,628,528
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	1,125,000	1,152,446
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	850,000	874,974
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.422% 2/15/41	1,350,000	649,471
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	500,000	514,322
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.408% 5/15/41	1,375,000	1,415,359
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	975,000	982,797
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 VRN 5.481% 12/12/44	250,000	255,770
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	975,000	953,582
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	807,535
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,050,000	2,110,018
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.458% 1/11/43	625,000	669,977
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 6.072% 8/15/39	750,000	787,239
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,388,733
		22,702,932
Credit Card ABS – 0.5%
Chase Issuance Trust, Series 2009-A4, Class A4 FRN 1.004% 6/15/12	1,175,000	1,175,763
Chase Issuance Trust, Series 2009-A5, Class A5 FRN 1.054% 6/15/12	750,000	750,529
		1,926,292

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS – 0.2%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.623% 7/25/35	$592,405	$544,902
Bear Stearns Asset Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.853% 12/25/34	235,957	207,078
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	2,527	2,506
		754,486
Student Loans ABS – 2.7%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.544% 12/27/16	263,403	263,300
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $788,563), Series 2005-2A, Class 2B1 FRN (b) (c) 1.254% 9/20/10	775,000	776,937
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.363% 5/25/36	263,005	255,177
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.298% 3/28/17	924,756	918,621
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5B FRN 1.090% 2/25/39	100,000	87,000
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 1.090% 2/25/39	150,000	130,500
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.422% 5/25/27	896,551	881,226
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (b) (c) 0.871% 6/20/14	1,600,000	919,840
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.687% 9/16/24	800,000	700,000
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.716% 7/27/20	907,717	905,747
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.907% 12/15/38	1,003,466	829,167
SLM Student Loan Trust, Series 2003-2, Class A8 FRN (b) 1.729% 9/15/28	275,000	265,375
SLM Student Loan Trust, Series 2003-2, Class A9 FRN 1.736% 9/15/28	350,000	337,750
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.744% 12/15/16	1,975,000	1,973,731
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.745% 12/15/16	475,000	474,695
SLM Student Loan Trust, Series 2003-2, Class A7 FRN (b) 1.745% 9/15/28	650,000	611,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.514% 10/28/28	386,822	382,954
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.564% 4/30/29	917,769	914,109
		11,627,129
WL Collateral CMO – 1.3%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.336% 7/20/36	324,308	311,495
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.921% 8/25/34	334,873	305,319
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	59,706	51,899
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.763% 9/25/33	38,383	30,476
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.749% 8/25/34	84,750	77,673
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.446% 1/19/38	1,019,659	616,270
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.373% 5/25/37	1,015,709	502,731
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 3.589% 8/25/34	163,060	116,342
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.513% 8/25/36	376,918	242,028
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 2.814% 2/25/34	510,726	485,650

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 3.549% 7/25/33	$11,803	$11,376
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.587% 2/25/34	23,722	21,858
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 3.236% 2/25/34	1,363	1,246
Morgan Stanley Reremic Trust 3.000% 7/17/56	770,294	766,203
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.443% 6/25/46	1,826,043	689,008
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.453% 4/25/46	1,190,350	640,838
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.965% 3/25/34	104,907	94,822
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	172,057	172,183
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.861% 4/25/44	278,729	170,686
		5,308,103
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.879% 6/25/32	95,345	84,036
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,346,562)		49,169,554
SOVEREIGN DEBT OBLIGATIONS – 0.4%
Brazilian Government International Bond 5.875% 1/15/19	711,000	763,259
Colombia Government International Bond 7.375% 3/18/19	356,000	409,400
Poland Government International Bond 6.375% 7/15/19	380,000	417,620
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,429,859)		1,590,279
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 19.0%
Pass-Through Securities – 19.0%
Federal Home Loan Mortgage Corp.
Pool #1Q0239 3.459% 3/01/37	1,271,979	1,339,828
Pool #E00856 7.500% 6/01/15	12,995	14,010
Federal Home Loan Mortgage Corp. TBA(e) Pool #4683 4.500% 10/01/38	18,692,000	18,845,332
Federal National Mortgage Association
Pool #775539 3.348% 5/01/34	577,933	602,521
Pool #888586 3.628% 10/01/34	1,047,576	1,096,748
Pool #725692 3.724% 10/01/33	456,127	475,529
Pool #684154 5.500% 2/01/18	50,584	54,513
Pool #702331 5.500% 5/01/18	588,401	634,002
Pool #725796 5.500% 9/01/19	3,788,008	4,079,803
Pool #844564 5.500% 12/01/20	850,829	915,439
Pool #826713 5.500% 8/01/35	4,799,800	5,099,225
Pool #826735 5.500% 8/01/35	736,743	782,703
Federal National Mortgage Association TBA(e) Pool #23947 5.000% 12/01/35	20,000,000	20,700,000
Government National Mortgage Association Pool #507545 7.500% 8/15/29	38,333	42,069
Government National Mortgage Association TBA
Pool #5745 4.500% 4/01/39 (e)	5,813,000	5,900,649
Pool #11786 5.000% 5/01/38 (e)	18,883,000	19,685,527
		80,267,898
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $78,691,967)		80,267,898
U.S. TREASURY OBLIGATIONS – 6.7%
U.S. Treasury Bonds & Notes – 6.7%
U.S. Treasury Note 1.375% 2/15/12	2,020,000	2,038,661
U.S. Treasury Note 2.750% 11/30/16	2,295,000	2,258,334
U.S. Treasury Note (f) 3.500% 2/15/18	23,435,000	23,806,665
		28,103,660
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,059,651)		28,103,660
TOTAL BONDS & NOTES (Cost $313,626,263)		322,565,052
TOTAL LONG-TERM INVESTMENTS (Cost $314,176,263)		322,992,411
SHORT-TERM INVESTMENTS – 38.3%
Commercial Paper – 38.2% (g)
Altria Group, Inc. 0.320% 5/18/10	6,535,000	6,534,012
Altria Group, Inc. 0.350% 5/06/10	3,000,000	2,999,854
Bemis Co., Inc. (b) 0.330% 6/01/10	4,110,000	4,108,832
BMW US Capital LLC (b) 0.330% 5/12/10	3,555,000	3,554,642
BMW US Capital LLC (b) 0.330% 5/14/10	1,865,000	1,864,778
Clorox Co. The (b) 0.300% 5/27/10	5,000,000	4,998,917
CVS Caremark Corp. (b) 0.310% 5/19/10	8,000,000	7,998,760

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Duke Energy Corp. (b) 0.270% 5/05/10	$5,130,000	$5,129,846
Duke Energy Corp. (b) 0.290% 5/17/10	2,735,000	2,734,647
Eaton Corp. (b) 0.350% 6/22/10	7,500,000	7,496,208
Elsevier Finance SA (b) 0.410% 7/07/10	5,000,000	4,996,185
Elsevier Finance SA (b) 0.410% 7/08/10	4,200,000	4,196,747
ERAC USA Finance LLC (b) 0.390% 5/20/10	8,160,000	8,158,320
Export-Import Bank of Korea 0.510% 7/21/10	3,600,000	3,595,869
FPL Group Capital, Inc. (b) 0.350% 5/19/10	4,058,000	4,057,290
FPL Group Capital, Inc. (b) 0.360% 5/26/10	5,000,000	4,998,750
H.J. Heinz Finance Co. (b) 0.340% 7/20/10	7,250,000	7,244,522
Henkel of America, Inc. (b) 0.300% 5/10/10	1,600,000	1,599,880
Lincoln National Corp. (b) 0.270% 5/11/10	3,500,000	3,499,737
Lincoln National Corp. (b) 0.330% 5/13/10	6,000,000	5,999,340
Nissan Motor Acceptance Corp. (b) 0.340% 5/07/10	3,070,000	3,069,826
Nissan Motor Acceptance Corp. (b) 0.340% 5/17/10	3,520,000	3,519,468
Omnicom Capital, Inc. (b) 0.370% 5/19/10	3,675,000	3,674,320
Omnicom Capital, Inc. (b) 0.400% 5/21/10	1,900,000	1,899,578
Omnicom Capital, Inc. (b) 0.420% 5/24/10	4,335,000	4,333,837
Pearson Holdings, Inc. 0.300% 5/06/10	6,530,000	6,529,728
Ryder System, Inc. 0.330% 6/01/10	3,685,000	3,683,953
The Stanley Works, Inc. (b) 0.310% 5/18/10	7,570,000	7,568,892
Viacom, Inc. (b) 0.310% 5/03/10	6,000,000	5,999,897
Viacom, Inc. (b) 0.310% 5/04/10	3,000,000	2,999,923
Volkswagen Group of America, Inc. (b) 0.320% 5/06/10	1,460,000	1,459,935
Volkswagen Group of America, Inc. (b) 0.330% 6/02/10	3,000,000	2,999,120
Volkswagen Group of America, Inc. (b) 0.360% 6/14/10	5,210,000	5,207,708
Wellpoint, Inc. (b) 0.280% 6/09/10	8,000,000	7,997,573
Xcel Energy, Inc. (b) 0.320% 5/10/10	4,500,000	4,499,640
		161,210,534
Time Deposits – 0.1%
Euro Time Deposit 0.010% 5/03/10	585,538	585,538
TOTAL SHORT-TERM INVESTMENTS (Cost $161,796,072)		161,796,072
TOTAL INVESTMENTS – 114.9% (Cost $475,972,335) (h)		484,788,483
Other Assets/ (Liabilities) – (14.9)%		(62,857,762)
NET ASSETS – 100.0%		$421,930,721

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to a value of $169,943,829 or 40.28% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At April 30, 2010, these securities amounted to a value of $2,124,136 or 0.50% of net assets.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(g)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 117.0%
CORPORATE DEBT – 7.7%
Beverages – 0.3%
SABMiller PLC (a) 6.200% 7/01/11	$800,000	$839,660
Chemicals – 0.6%
The Dow Chemical Co. FRN 2.499% 8/08/11	1,000,000	1,016,210
Praxair, Inc. FRN 0.342% 5/26/10	680,000	679,950
		1,696,160
Computers – 0.4%
Hewlett-Packard Co. FRN 1.302% 5/27/11	1,000,000	1,011,133
Cosmetics & Personal Care – 0.4%
Procter & Gamble International Funding SCA FRN 0.259% 5/07/10	1,000,000	999,996
Diversified Financial – 2.0%
American Honda Finance Corp. (a) 2.752% 6/02/11	1,000,000	1,018,667
BlackRock, Inc. 2.250% 12/10/12	1,100,000	1,117,981
General Electric Capital Corp. 3.500% 8/13/12	575,000	595,972
The Goldman Sachs Group, Inc. FRN 0.588% 6/28/10	650,000	650,023
HSBC Finance Corp. FRN 0.460% 8/09/11	800,000	794,109
JP Morgan Chase & Co. FRN 0.474% 1/17/11	650,000	650,988
National Rural Utilities Cooperative Finance Corp. 2.625% 9/16/12	250,000	256,347
Toyota Motor Credit Corp. FRN 0.404% 7/19/10	525,000	525,233
		5,609,320
Environmental Controls – 0.2%
Republic Services, Inc. 6.750% 8/15/11	620,000	658,761
Foods – 0.2%
General Mills, Inc. 6.000% 2/15/12	500,000	541,211
Health Care — Services – 0.3%
UnitedHealth Group, Inc. FRN 1.549% 2/07/11	800,000	805,606
Insurance – 0.7%
Berkshire Hathaway, Inc. FRN 0.680% 2/11/13	1,700,000	1,705,095
Metropolitan Life Global Funding I (a) 2.875% 9/17/12	250,000	254,818
		1,959,913
Office Equipment/Supplies – 0.2%
Xerox Corp. 6.875% 8/15/11	600,000	638,453
Oil & Gas – 0.3%
Shell International Finance BV 1.300% 9/22/11	750,000	755,167
Pharmaceuticals – 0.6%
Merck & Co., Inc. 1.875% 6/30/11	1,000,000	1,013,307
Wyeth VRN 6.950% 3/15/11	500,000	527,500
		1,540,807
Pipelines – 0.6%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	305,000	325,891
Duke Energy Field Services Corp. 7.875% 8/16/10	800,000	815,655
Transcontinental Gas Pipe Line Corp. 7.000% 8/15/11	570,000	607,051
		1,748,597
Telecommunications – 0.9%
British Telecommunications PLC STEP 8.625% 12/15/10	800,000	838,615
Cellco Partnership/Verizon Wireless Capital LLC FRN 2.851% 5/20/11	1,000,000	1,026,740
Telefonica Emisiones SAU FRN 0.580% 2/04/13	725,000	711,727
		2,577,082
TOTAL CORPORATE DEBT (Cost $19,521,856)		21,381,866
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.4%
Automobile ABS – 2.6%
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	675,000	674,139
Bank of America Auto Trust, Series 2009-3A, Class A2 (a) 0.890% 4/16/12	750,000	750,741
Bank of America Auto Trust, Series 2009-2A, Class A2 (a) 1.160% 2/15/12	1,375,000	1,377,332
Bank of America Auto Trust, Series 2009-1A, Class A2 (a) 1.700% 12/15/11	366,511	367,477
BMW Vehicle Lease Trust, Series 2009-1, Class A2 2.040% 4/15/11	308,346	309,013
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	650,000	650,212
Harley-Davidson Motorcycle Trust, Series 2007-2, Class A3 5.100% 5/15/12	144,389	144,742
Honda Auto Receivables Owner Trust, Series 2009-3, Class A2 1.500% 8/15/11	680,661	682,275

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nissan Auto Lease Trust, Series 2009-A, Class A2 2.010% 4/15/11	$292,308	$292,975
USAA Auto Owner Trust, Series 2009-2, Class A2 0.740% 3/15/12	750,000	750,206
USAA Auto Owner Trust, Series 2008-1, Class A3 4.160% 4/16/12	183,934	185,577
USAA Auto Owner Trust, Series 2008-3, Class A3 4.280% 10/15/12	114,697	116,670
USAA Auto Owner Trust, Series 2008-2, Class A3 4.640% 10/15/12	125,015	127,432
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	831,047	835,424
		7,264,215
Credit Card ABS – 1.2%
Chase Issuance Trust, Series 2005-A8, Class A8 FRN 0.294% 10/15/12	350,000	349,864
Chase Issuance Trust, Series 2005-A13, Class A13 FRN 0.294% 2/15/13	500,000	499,547
Chase Issuance Trust, Series 2009-A4, Class A4 FRN 1.004% 6/15/12	1,750,000	1,751,135
Chase Issuance Trust, Series 2009-A5, Class A5 FRN 1.054% 6/15/12	550,000	550,388
		3,150,934
Student Loans ABS – 6.4%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.544% 12/27/16	355,594	355,455
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.298% 3/28/17	624,835	620,690
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class A2D FRN 0.623% 7/25/35	153,605	152,587
National Collegiate Student Loan Trust, Series 2006-3, Class A1 FRN 0.293% 9/25/19	371,843	370,802
National Collegiate Student Loan Trust, Series 2004-2, Class A2 FRN 0.413% 10/27/25	540,363	537,789
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.422% 5/25/27	606,490	596,123
SLC Student Loan Trust, Series 2006-1, Class A2 FRN 0.257% 6/15/15	817,460	816,839
SLC Student Loan Trust, Series 2008-2, Class A1 FRN 0.657% 9/15/14	61,999	62,062
SLM Student Loan Trust, Series 2007-3, Class A1 FRN 0.306% 10/27/14	59,548	59,512
SLM Student Loan Trust, Series 2006-6, Class A1 FRN 0.306% 10/25/18	77,457	77,256
SLM Student Loan Trust, Series 2007-1, Class A2 FRN 0.316% 1/25/16	307,328	306,892
SLM Student Loan Trust, Series 2006-8, Class A2 FRN 0.316% 10/25/16	46,539	46,477
SLM Student Loan Trust, Series 2006-9, Class A2 FRN 0.316% 4/25/17	27,694	27,657
SLM Student Loan Trust, Series 2006-7, Class A3 FRN 0.336% 7/25/18	9,899	9,881
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.396% 4/25/17	210,582	210,061
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.406% 4/25/22	227,007	226,293
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.406% 4/25/22	50,090	49,891
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.406% 7/25/22	566,069	563,421
SLM Student Loan Trust, Series 2002-1, Class A2 FRN 0.426% 4/25/17	94,990	94,793
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.437% 3/15/19	695,240	693,364
SLM Student Loan Trust, Series 2007-7, Class A1 FRN 0.456% 10/25/12	20,767	20,760
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.457% 3/15/19	474,447	474,017
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.477% 12/15/17	750,426	748,982
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.516% 1/25/16	135,000	134,569
SLM Student Loan Trust, Series 2008-1, Class A1 FRN 0.566% 7/25/13	316,125	316,143
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.616% 1/26/15	456,355	456,526
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.687% 9/16/24	500,000	437,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2004-4, Class B FRN 0.696% 1/27/25	$475,000	$404,572
SLM Student Loan Trust, Series 2008-6, Class A1 FRN 0.716% 10/27/14	648,960	649,811
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (a) 0.716% 7/27/20	1,180,033	1,177,471
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.816% 10/25/17	245,000	245,673
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.816% 1/25/21	375,000	344,320
SLM Student Loan Trust, Series 2003-7, Class B FRN 0.827% 9/15/39	871,485	736,115
SLM Student Loan Trust, Series 2008-6, Class A2 FRN 0.866% 10/25/17	575,000	577,812
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.907% 12/15/38	684,181	565,341
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.744% 12/15/16	2,700,000	2,698,265
SLM Student Loan Trust, Series 2008-9, Class A FRN 1.816% 4/25/23	176,719	183,078
SLM Student Loan Trust, Series 2003-5, Class B FRN 2.747% 9/15/39	850,000	688,500
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.444% 7/28/26	25,941	25,538
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.514% 10/28/28	254,488	251,943
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.564% 4/30/29	662,663	660,020
		17,674,801
WL Collateral CMO – 0.2%
Morgan Stanley Reremic Trust 3.000% 7/17/56	513,529	510,802
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,556,072)		28,600,752
U.S. TREASURY OBLIGATIONS – 98.9%
U.S. Treasury Bonds & Notes – 98.9%
U.S. Treasury Inflation Index 0.500% 4/15/15	2,230,892	2,241,001
U.S. Treasury Inflation Index (b) 0.625% 4/15/13	6,234,554	6,404,056
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	6,871,912	7,179,001
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	7,694,041	7,899,616
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	8,409,129	8,493,220
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	11,203,338	11,833,526
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	7,216,126	7,555,509
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	7,748,929	7,739,243
U.S. Treasury Inflation Index (b) 1.875% 7/15/13	11,322,868	12,076,546
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	9,944,949	10,659,742
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	7,288,346	7,723,369
U.S. Treasury Inflation Index (b) 2.000% 4/15/12	7,909,206	8,319,497
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	12,322,260	13,211,773
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	12,170,951	13,104,691
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	9,298,465	10,035,078
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	9,893,611	10,295,538
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	7,561,155	8,181,406
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	4,276,814	4,562,907
U.S. Treasury Inflation Index (b) 2.375% 4/15/11	5,459,800	5,630,419
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	8,098,241	8,921,985
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	13,912,943	15,208,689
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	8,039,130	8,782,749
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	9,299,451	10,354,358
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	7,369,350	8,199,553
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	7,963,386	8,947,611
U.S. Treasury Inflation Index (b) 3.000% 7/15/12	13,193,650	14,300,679
U.S. Treasury Inflation Index (b) 3.375% 1/15/12	3,570,314	3,835,856
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	3,101,518	3,967,520

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	$9,795,766	$12,517,152
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	10,613,281	14,162,097
		272,344,387
TOTAL U.S. TREASURY OBLIGATIONS (Cost $259,388,597)		272,344,387
TOTAL BONDS & NOTES (Cost $307,466,525)		322,327,005
TOTAL LONG-TERM INVESTMENTS (Cost $307,466,525)		322,327,005
SHORT-TERM INVESTMENTS – 56.0%
Commercial Paper – 55.9%
Altria Group, Inc. 0.340% 5/28/10	4,000,000	3,998,980
AutoZone, Inc. (a) 0.300% 5/07/10	1,615,000	1,614,919
Barclays U.S. Funding LLC 0.290% 6/28/10	4,000,000	3,998,131
Barclays U.S. Funding LLC 0.320% 8/23/10	1,800,000	1,798,176
Bemis Co., Inc. (a) 0.250% 5/03/10	5,000,000	4,999,930
BMW US Capital LLC (a) 0.330% 5/06/10	525,000	524,976
BMW US Capital LLC (a) 0.340% 5/07/10	3,175,000	3,174,820
Citigroup Funding, Inc. 0.250% 6/07/10	6,500,000	6,498,330
Clorox Co. (a) 0.300% 5/28/10	4,000,000	3,999,100
CVS Caremark Corp. (a) 0.300% 5/11/10	3,000,000	2,999,750
Danske Corp. (a) 0.220% 6/07/10	640,000	639,855
Deutsche Bank Financial LLC 0.300% 7/19/10	2,500,000	2,498,354
Deutsche Bank Financial LLC 0.320% 8/09/10	750,000	749,333
Diageo Capital PLC (a) 0.300% 5/04/10	4,000,000	3,999,900
Duke Energy Corp. (a) 0.330% 6/21/10	4,050,000	4,048,107
Eaton Corp. (a) 0.350% 5/10/10	4,000,000	3,999,650
Elsevier Finance SA (a) 0.400% 7/12/10	3,975,000	3,971,820
ERAC USA Finance Co. (a) 0.370% 5/07/10	3,975,000	3,974,755
Export-Import Bank of Korea 0.510% 7/21/10	6,700,000	6,692,312
FPL Group Capital, Inc. (a) 0.380% 5/10/10	2,000,000	1,999,810
FPL Group Capital, Inc. (a) 0.420% 5/03/10	2,100,000	2,099,951
H.J. Heinz Finance Co. (a) 0.370% 7/28/10	4,000,000	3,996,382
Henkel of America, Inc. (a) 0.300% 5/28/10	2,000,000	1,999,550
ING US Funding LLC 0.230% 6/24/10	4,000,000	3,998,620
Lincoln National Corp. (a) 0.270% 5/14/10	4,000,000	3,999,610
McCormick & Co., Inc. (a) 0.300% 5/27/10	300,000	299,935
Nissan Motor Acceptance Corp. (a) 0.340% 5/13/10	4,000,000	3,999,547
NYSE Euronext (a) 0.310% 5/10/10	1,250,000	1,249,903
NYSE Euronext (a) 0.310% 5/17/10	3,000,000	2,999,587
NYSE Euronext (a) 0.320% 5/10/10	2,500,000	2,499,800
Omnicom Capital, Inc. (a) 0.420% 5/18/10	3,975,000	3,974,212
Pacific Gas & Electric Co. (a) 0.320% 5/14/10	4,000,000	3,999,538
Pearson Holdings, Inc. 0.310% 5/06/10	1,120,000	1,119,952
Royal Bank of Scotland Group (a) 0.240% 5/26/10	6,500,000	6,498,917
Ryder System, Inc. 0.290% 5/17/10	1,975,000	1,974,745
Ryder System, Inc. 0.300% 5/17/10	2,000,000	1,999,733
SABMiller PLC 0.350% 5/17/10	4,050,000	4,049,370
Societe Generale North America, Inc. 0.270% 7/06/10	2,400,000	2,398,812
Societe Generale North America, Inc. 0.270% 7/26/10	1,600,000	1,598,968
Societe Generale North America, Inc. 0.290% 7/08/10	2,500,000	2,498,630
The Stanley Works, Inc. (a) 0.310% 5/12/10	2,500,000	2,499,763
The Stanley Works, Inc. (a) 0.320% 6/08/10	1,475,000	1,474,502
Toyota Motor Credit Corp 0.320% 7/14/10	3,750,000	3,747,533
Transocean, Inc. (a) 0.320% 5/05/10	500,000	499,982
Viacom, Inc. (a) 0.330% 5/04/10	3,900,000	3,899,893
Volkswagen Group of America, Inc. (a) 0.310% 5/24/10	1,500,000	1,499,703
Volkswagen Group of America, Inc. (a) 0.330% 6/02/10	2,500,000	2,499,267
WellPoint, Inc. (a) 0.300% 5/12/10	3,445,000	3,444,684
WellPoint, Inc. (a) 0.310% 5/05/10	3,000,000	2,999,897
Xcel Energy, Inc. (a) 0.270% 5/11/10	2,000,000	1,999,850
Xcel Energy, Inc. (a) 0.300% 5/06/10	2,000,000	1,999,917
XTO Energy, Inc. 0.300% 5/12/10	2,200,000	2,199,798
XTO Energy, Inc. 0.310% 5/12/10	1,798,000	1,797,830
		153,999,389

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement – 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/10, 0.010%, due 5/03/10 (c)	$160,617	$160,617
TOTAL SHORT-TERM INVESTMENTS (Cost $154,160,006)		154,160,006
TOTAL INVESTMENTS – 173.0% (Cost $461,626,531) (d)		476,487,011
Other Assets/ (Liabilities) – (73.0)%		(201,051,336)
NET ASSETS – 100.0%		$275,435,675

Notes to Portfolio of Investments
ABS	Asset Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to a value of $108,866,213 or 39.53% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	Maturity value of $160,617. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 11/25/39, and an aggregate market value, including accrued interest, of $165,670.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
CONVERTIBLE PREFERRED STOCK – 0.1%
Investment Companies – 0.1%
Special Value Expansion Fund LLC 0.000% (Acquired 8/27/07, Cost $1,250,000) (a) (b) (c) (d)	12,500	$971,271
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,250,000)		971,271
TOTAL EQUITIES (Cost $1,250,000)		971,271
	Principal Amount
BONDS & NOTES – 96.6%
CORPORATE DEBT – 40.7%
Advertising – 0.4%
Interpublic Group of Companies, Inc. 10.000% 7/15/17	$1,800,000	2,058,750
WPP Finance 8.000% 9/15/14	2,405,000	2,776,842
		4,835,592
Aerospace & Defense – 0.5%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	1,375,000	1,531,641
General Dynamics Corp. 5.250% 2/01/14	2,050,000	2,268,321
Goodrich Corp. 6.125% 3/01/19	595,000	657,420
Lockheed Martin Corp. 5.500% 11/15/39	1,415,000	1,435,744
		5,893,126
Agriculture – 0.3%
Cargill, Inc. (b) (e) 5.200% 1/22/13	3,875,000	4,129,909
Airlines – 0.0%
United Air Lines, Inc. (f) 10.110% 12/31/49	322,949	108,188
Banks – 2.2%
Bank of America Corp. (e) 2.100% 4/30/12	3,250,000	3,312,348
Bank of America Corp. (e) 5.750% 12/01/17	1,555,000	1,588,628
Bank of America Corp. 7.400% 1/15/11	121,248	126,169
Bank of America Corp. Series L (e) 5.650% 5/01/18	300,000	303,643
Barclays Bank PLC (e) 5.200% 7/10/14	3,600,000	3,861,176
Barclays Bank PLC 6.750% 5/22/19	1,300,000	1,459,579
Capital One Financial Corp. 7.375% 5/23/14	930,000	1,074,861
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,071,781
Credit Suisse New York 5.500% 5/01/14	585,000	640,966
HSBC Finance Corp. 6.375% 10/15/11	669,000	709,454
HSBC Holdings PLC 6.500% 9/15/37	1,995,000	2,114,145
ICICI Bank Ltd. (b) 5.500% 3/25/15	1,880,000	1,941,515
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	1,450,000	1,483,452
UBS AG 5.750% 4/25/18	1,500,000	1,572,167
Wachovia Bank NA 6.600% 1/15/38	1,610,000	1,722,592
Wachovia Corp. 5.300% 10/15/11	1,683,000	1,773,611
Wachovia Corp. 5.750% 6/15/17	220,000	237,043
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,116,755
Wells Fargo & Co. 5.625% 12/11/17	575,000	619,210
		27,729,095
Beverages – 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	1,269,000	1,342,648
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	968,000	1,044,240
Anheuser-Busch InBev Worldwide, Inc. (b) 8.200% 1/15/39	1,165,000	1,537,349
The Coca-Cola Co. 5.350% 11/15/17	550,000	612,653
Foster's Finance Corp. (b) 6.875% 6/15/11	872,000	916,552
		5,453,442
Building Materials – 0.4%
CRH America, Inc. (e) 8.125% 7/15/18	230,000	275,929
Lafarge SA 6.150% 7/15/11	600,000	624,958
Masco Corp. 7.125% 8/15/13	1,250,000	1,350,131
Masco Corp. 7.125% 3/15/20	1,000,000	1,025,822
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,503,122
		4,779,962
Chemicals – 0.8%
Airgas, Inc. 4.500% 9/15/14	1,365,000	1,417,472
Ashland, Inc. (b) 9.125% 6/01/17	835,000	951,900
Cytec Industries, Inc. 8.950% 7/01/17	450,000	550,103
The Dow Chemical Co. 7.600% 5/15/14	170,000	197,427
The Dow Chemical Co. 8.550% 5/15/19	375,000	458,219
The Dow Chemical Co. 9.400% 5/15/39	645,000	889,975
Ecolab, Inc. (e) 4.875% 2/15/15	4,540,000	4,882,566
Ecolab, Inc. 6.875% 2/01/11	110,000	114,720
EI du Pont de Nemours & Co. 6.000% 7/15/18	160,000	180,255
Praxair, Inc. (e) 5.250% 11/15/14	545,000	602,851
Valspar Corp. 7.250% 6/15/19	650,000	749,246
		10,994,734

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Coal – 0.1%
Consol Energy, Inc. (b) 8.250% 4/01/20	$850,000	$905,250
Commercial Services – 0.7%
Brambles USA, Inc. (b) 3.950% 4/01/15	1,400,000	1,417,415
Deluxe Corp. 7.375% 6/01/15	500,000	508,125
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	2,174,000	2,175,239
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	1,970,000	2,009,199
Equifax, Inc. 7.000% 7/01/37	1,370,000	1,502,680
ERAC USA Finance LLC (b) 6.700% 6/01/34	1,620,000	1,633,095
		9,245,753
Computers – 0.4%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	230,000	236,900
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	115,000	118,738
Computer Sciences Corp. 5.500% 3/15/13	800,000	863,202
Electronic Data Systems Corp. Series B 6.000% 8/01/13	1,646,000	1,846,595
EMC Corp., Convertible 1.750% 12/01/13	1,300,000	1,693,250
		4,758,685
Diversified Financial – 8.6%
American Express Co. 6.150% 8/28/17	1,060,000	1,162,193
American Express Co. 7.250% 5/20/14	715,000	818,171
American Express Co. (e) 8.125% 5/20/19	610,000	747,122
American Express Credit Corp. (e) 7.300% 8/20/13	4,125,000	4,701,382
American General Finance Corp. 6.500% 9/15/17	1,155,000	946,973
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,753,498
BlackRock, Inc. 5.000% 12/10/19	525,000	538,704
BlackRock, Inc. 6.250% 9/15/17	1,075,000	1,200,815
Boeing Capital Corp. Ltd. 5.800% 1/15/13	580,000	637,276
Citigroup, Inc. 5.500% 10/15/14	1,025,000	1,064,800
Citigroup, Inc. (e) 5.500% 2/15/17	2,495,000	2,489,848
Citigroup, Inc. 5.875% 5/29/37	2,175,000	2,058,229
Citigroup, Inc. 6.375% 8/12/14	2,015,000	2,173,796
Citigroup, Inc. (e) 6.500% 8/19/13	2,300,000	2,488,064
Citigroup, Inc. 7.250% 10/01/10	136,904	140,075
Citigroup, Inc. 8.125% 7/15/39	975,000	1,161,954
Eaton Vance Corp. 6.500% 10/02/17	485,000	539,635
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	31,000,000	31,611,159
General Electric Capital Corp. 2.800% 1/08/13	1,985,000	2,018,409
General Electric Capital Corp. 5.500% 1/08/20	600,000	625,191
General Electric Capital Corp. 5.900% 5/13/14	1,500,000	1,660,746
General Electric Capital Corp. (e) 6.875% 1/10/39	3,500,000	3,890,488
The Goldman Sachs Group, Inc. (e) 5.625% 1/15/17	6,240,000	6,160,727
The Goldman Sachs Group, Inc. 6.125% 2/15/33	1,439,000	1,381,741
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	435,079
The Goldman Sachs Group, Inc. 6.750% 10/01/37	1,220,000	1,182,931
HSBC Finance Corp. 5.900% 6/19/12	2,130,000	2,287,726
JP Morgan Chase & Co. FRN (e) 0.487% 6/15/12	4,500,000	4,520,605
JP Morgan Chase & Co. 4.950% 3/25/20	2,125,000	2,128,345
Lazard Group LLC 6.850% 6/15/17	1,575,000	1,601,290
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,546,960
Merrill Lynch & Co., Inc. (e) 5.450% 2/05/13	5,775,000	6,142,192
Morgan Stanley FRN 0.457% 3/13/12	2,750,000	2,760,546
Morgan Stanley 4.200% 11/20/14	4,085,000	4,075,944
Morgan Stanley 5.450% 1/09/17	1,526,000	1,547,752
SLM Corp. 5.000% 10/01/13	2,129,000	2,099,411
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	520,877
Textron Financial Corp. (e) 5.125% 11/01/10	3,540,000	3,585,963
Virgin Media Secured Finance PLC (b) 6.500% 1/15/18	2,680,000	2,693,400
		110,100,017
Electric – 2.8%
Allegheny Energy Supply (b) 8.250% 4/15/12	2,116,000	2,340,059
Ameren Corp. (e) 8.875% 5/15/14	1,985,000	2,318,262
Carolina Power & Light Co. 6.125% 9/15/33	37,000	39,718
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	610,000	695,305
CMS Energy Corp. 6.250% 2/01/20	1,055,000	1,057,847
CMS Energy Corp. 6.300% 2/01/12	200,000	208,745
CMS Energy Corp. 8.500% 4/15/11	3,370,000	3,544,893

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entergy Gulf States, Inc. (e) 5.250% 8/01/15	$507,000	$507,808
IPALCO Enterprises, Inc 7.625% 11/14/11	2,500,000	2,643,750
Kansas Gas & Electric Co. 5.647% 3/29/21	1,537,597	1,541,373
Kiowa Power Partners LLC (b) 4.811% 12/30/13	759,621	777,956
MidAmerican Energy Co. 5.125% 1/15/13	69,000	74,647
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	1,577,246	1,626,535
Monongahela Power 6.700% 6/15/14	1,667,000	1,843,229
Nevada Power Co. Series L 5.875% 1/15/15	2,193,000	2,417,445
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,094,764
NRG Energy, Inc. 8.500% 6/15/19	1,175,000	1,194,094
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	86,234
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	158,259
PPL Energy Supply LLC 6.300% 7/15/13	1,900,000	2,105,506
Progress Energy, Inc. 7.100% 3/01/11	79,216	83,042
Tenaska Oklahoma (b) 6.528% 12/30/14	1,056,026	1,019,382
TransAlta Corp. (e) 5.750% 12/15/13	4,496,000	4,908,108
TransAlta Corp. 6.650% 5/15/18	800,000	891,368
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	1,381,938	1,440,684
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,482,902
		36,101,915
Electrical Components & Equipment – 0.2%
Anixter Inc. (e) 5.950% 3/01/15	2,800,000	2,730,000
Electronics – 0.2%
Amphenol Corp. 4.750% 11/15/14	573,000	595,683
Arrow Electronics, Inc. (e) 6.000% 4/01/20	1,195,000	1,227,234
Avnet, Inc. 5.875% 3/15/14	1,080,000	1,160,974
		2,983,891
Entertainment – 0.1%
Peninsula Gaming LLC (b) 8.375% 8/15/15	1,555,000	1,589,987
Environmental Controls – 0.8%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	3,024,000	3,129,486
Allied Waste North America, Inc. (e) 6.500% 11/15/10	5,270,000	5,425,391
Republic Services, Inc. (b) 5.000% 3/01/20	1,300,000	1,305,822
Republic Services, Inc. (b) 5.250% 11/15/21	795,000	809,380
Republic Services, Inc. 6.750% 8/15/11	78,000	82,876
		10,752,955
Foods – 0.9%
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,124,757
Conagra, Inc. 6.750% 9/15/11	13,248	14,169
Kellogg Co. (e) 5.125% 12/03/12	2,700,000	2,948,894
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,620,285
Kraft Foods, Inc. 5.375% 2/10/20	1,635,000	1,695,845
Kraft Foods, Inc. 6.500% 2/09/40	1,740,000	1,872,538
The Kroger Co. 7.500% 1/15/14	830,000	965,994
Sara Lee Corp. 3.875% 6/15/13	749,000	781,722
		11,024,204
Forest Products & Paper – 0.7%
International Paper Co. 7.300% 11/15/39	820,000	909,127
International Paper Co. 9.375% 5/15/19	1,450,000	1,844,388
The Mead Corp. 7.550% 3/01/47	1,520,000	1,523,528
P.H. Glatfelter Co. (b) 7.125% 5/01/16	1,555,000	1,518,069
Rock-Tenn Co. 5.625% 3/15/13	505,000	522,675
Rock-Tenn Co. 8.200% 8/15/11	1,891,000	1,992,641
Rock-Tenn Co. 9.250% 3/15/16	530,000	582,337
Verso Paper Holdings LLC (b) 11.500% 7/01/14	700,000	778,750
		9,671,515
Gas – 0.3%
Northern Natural Gas Co. (b) 7.000% 6/01/11	709,000	751,670
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	1,573,000	1,596,800
Southwest Gas Corp. 8.375% 2/15/11	1,133,000	1,190,425
		3,538,895
Health Care — Products – 0.6%
Beckman Coulter, Inc. 6.000% 6/01/15	1,010,000	1,112,793
Beckman Coulter, Inc. 7.000% 6/01/19	805,000	914,317
Boston Scientific Corp. 4.500% 1/15/15	3,805,000	3,732,104
Boston Scientific Corp. 5.450% 6/15/14	91,000	93,383
Boston Scientific Corp. 6.000% 1/15/20	950,000	938,868
Boston Scientific Corp. 7.375% 1/15/40	485,000	493,429
Covidien International Finance SA 6.550% 10/15/37	95,000	109,353
		7,394,247
Health Care — Services – 0.4%
HCA, Inc. (b) 7.875% 2/15/20	1,775,000	1,910,344
HCA, Inc. (b) 8.500% 4/15/19	1,740,000	1,911,825

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Roche Holdings, Inc. (b) 5.000% 3/01/14	$1,205,000	$1,313,820
Roche Holdings, Inc. (b) 6.000% 3/01/19	370,000	414,884
Roche Holdings, Inc. (b) 7.000% 3/01/39	250,000	304,718
		5,855,591
Holding Company — Diversified – 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	1,220,000	1,277,284
Leucadia National Corp. 7.000% 8/15/13	636,000	666,210
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,924,230
		3,867,724
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	476,000	476,000
Toro Co. 7.800% 6/15/27	773,000	817,337
Whirlpool Corp. 8.600% 5/01/14	460,000	538,392
		1,831,729
Insurance – 1.2%
Aflac, Inc. (e) 8.500% 5/15/19	585,000	716,718
The Allstate Corp. 7.450% 5/16/19	200,000	238,678
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	835,000	848,781
Berkshire Hathaway, Inc. (e) 3.200% 2/11/15	2,825,000	2,879,359
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,067,836
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	1,820,000	1,814,351
Lincoln National Corp. 6.300% 10/09/37	1,245,000	1,267,864
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,684,033
MetLife, Inc. Series A 6.817% 8/15/18	235,000	264,720
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	764,804
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,207,430
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,132,960
		14,887,534
Investment Companies – 0.1%
Xstrata Finance Canada (b) 5.800% 11/15/16	1,023,000	1,095,042
Iron & Steel – 1.5%
AK Steel Corp. 7.625% 5/15/20	785,000	808,550
AK Steel Corp. 7.750% 6/15/12	1,430,000	1,433,575
Allegheny Technologies, Inc. 9.375% 6/01/19	535,000	638,729
ArcelorMittal (e) 7.000% 10/15/39	1,065,000	1,146,337
ArcelorMittal (e) 9.000% 2/15/15	3,080,000	3,704,624
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	2,255,000	2,359,294
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,630,418
Reliance Steel & Aluminum Co. 6.850% 11/15/36	2,536,000	2,272,791
Steel Dynamics, Inc. (e) 7.375% 11/01/12	3,975,000	4,163,813
		19,158,131
Lodging – 0.3%
Marriott International, Inc. (e) 6.200% 6/15/16	4,038,000	4,261,588
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	165,000	174,487
		4,436,075
Machinery — Diversified – 0.4%
Briggs & Stratton Corp. (e) 8.875% 3/15/11	2,938,000	3,070,210
Roper Industries, Inc. 6.625% 8/15/13	2,355,000	2,646,189
		5,716,399
Manufacturing – 0.7%
General Electric Co. 5.250% 12/06/17	1,145,000	1,217,823
Illinois Tool Works, Inc. 5.150% 4/01/14	1,450,000	1,595,958
Ingersoll-Rand Global Holding Co. Ltd. (e) 6.875% 8/15/18	960,000	1,090,453
Siemens Financieringsmaatschappij NV (b) 5.750% 10/17/16	1,000,000	1,111,142
Tyco Electronics Group SA 6.000% 10/01/12	1,215,000	1,311,371
Tyco Electronics Group SA 6.550% 10/01/17	1,100,000	1,232,470
Tyco International Finance SA 8.500% 1/15/19	800,000	1,014,773
		8,573,990
Media – 1.9%
CBS Corp. 6.625% 5/15/11	339,000	355,128
CBS Corp. 7.875% 7/30/30	970,000	1,100,977
Comcast Cable Communications Holdings, Inc. 8.375% 3/15/13	121,000	140,545
Comcast Cable Communications Holdings, Inc. 9.800% 2/01/12	155,000	175,291
Comcast Corp. 5.500% 3/15/11	1,142,000	1,185,766
Cox Communications, Inc. 6.750% 3/15/11	196,000	204,613
Echostar DBS Corp. 7.125% 2/01/16	2,284,000	2,318,260
McGraw-Hill Cos., Inc. 5.375% 11/15/12	2,500,000	2,714,560
NBC Universal, Inc. (b) 5.150% 4/30/20	1,400,000	1,416,340
NBC Universal, Inc. (b) 6.400% 4/30/40	850,000	877,736
News America, Inc. 6.900% 8/15/39	1,250,000	1,397,196
Rogers Cable, Inc. (e) 7.875% 5/01/12	2,398,000	2,670,005
Rogers Communications, Inc. 5.500% 3/15/14	822,000	890,402

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rogers Communications, Inc. 7.500% 8/15/38	$510,000	$621,603
Scholastic Corp. 5.000% 4/15/13	2,024,000	2,003,760
Thomson Corp. (e) 5.700% 10/01/14	1,545,000	1,715,837
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	707,981
Time Warner Cable, Inc. 7.500% 4/01/14	1,345,000	1,560,465
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	287,231
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	457,345
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,333,000
		24,134,041
Metal Fabricate & Hardware – 0.0%
The Timken Co. 6.000% 9/15/14	400,000	430,211
Mining – 0.7%
Teck Resources Ltd. 9.750% 5/15/14	2,350,000	2,855,250
Teck Resources Ltd. 10.250% 5/15/16	1,700,000	2,048,500
Teck Resources Ltd. 10.750% 5/15/19	1,100,000	1,369,500
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,783,214
Vale Overseas Ltd. 6.875% 11/10/39	660,000	692,482
		8,748,946
Office Equipment/Supplies – 0.2%
Xerox Corp. 4.250% 2/15/15	800,000	817,626
Xerox Corp. 5.500% 5/15/12	1,175,000	1,253,242
Xerox Corp. 8.250% 5/15/14	260,000	304,514
		2,375,382
Office Furnishings – 0.4%
Herman Miller, Inc. 7.125% 3/15/11	2,259,000	2,256,797
Steelcase, Inc. 6.500% 8/15/11	2,694,000	2,763,810
		5,020,607
Oil & Gas – 1.9%
Devon Energy Corp. 6.300% 1/15/19	660,000	754,863
Mobil Corp. (e) 8.625% 8/15/21	201,000	273,442
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	1,520,000	1,723,300
Motiva Enterprises LLC (b) 5.750% 1/15/20	1,285,000	1,377,467
Motiva Enterprises LLC (b) 6.850% 1/15/40	945,000	1,051,366
Newfield Exploration Co. (e) 6.875% 2/01/20	3,470,000	3,504,700
Noble Holding International Ltd. 7.375% 3/15/14	2,365,000	2,712,393
Pemex Project Funding Master Trust 6.625% 6/15/38	1,092,000	1,065,142
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,381,450
The Premcor Refining Group, Inc. 6.750% 5/01/14	1,105,000	1,129,863
Tesoro Corp. 6.500% 6/01/17	1,100,000	1,034,000
Transocean, Inc., Convertible 1.500% 12/15/37	1,300,000	1,254,500
Valero Energy Corp. 4.500% 2/01/15	1,320,000	1,354,501
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,189,078
XTO Energy, Inc. (e) 4.900% 2/01/14	3,746,000	4,102,432
		23,908,497
Oil & Gas Services – 0.2%
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	1,625,000	1,432,112
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	1,009,000	1,002,694
		2,434,806
Packaging & Containers – 0.6%
Ball Corp. 7.125% 9/01/16	1,320,000	1,402,500
Packaging Corporation of America 5.750% 8/01/13	1,050,000	1,129,424
Pactiv Corp. 5.875% 7/15/12	1,140,000	1,216,617
Pactiv Corp. 6.400% 1/15/18	1,025,000	1,101,388
Sealed Air Corp. (b) 5.625% 7/15/13	2,175,000	2,305,128
Sealed Air Corp. (b) 6.875% 7/15/33	717,000	692,370
		7,847,427
Pharmaceuticals – 0.0%
Abbott Laboratories 5.600% 11/30/17	200,000	224,894
Pipelines – 2.8%
Alliance Pipeline LP (b) (e) 6.996% 12/31/19	947,445	1,091,676
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	967,759
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	1,050,000	1,121,921
DCP Midstream LLC (b) 9.750% 3/15/19	70,000	91,149
Duke Energy Field Services Corp. (e) 7.875% 8/16/10	921,000	939,023
Enbridge, Inc. (e) 5.800% 6/15/14	4,010,000	4,467,200
Enogex LLC (b) (e) 6.875% 7/15/14	3,300,000	3,577,768
Enterprise Products Operating LP 7.500% 2/01/11	735,000	767,718
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	868,000	922,726
Kern River Funding Corp. (b) 4.893% 4/30/18	2,490,788	2,646,705
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	751,278
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	604,773
Kinder Morgan Energy Partners LP (e) 6.950% 1/15/38	2,160,000	2,409,968

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP 7.125% 3/15/12	$59,000	$64,546
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,273,446
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	585,000	615,477
Plains All American Pipeline LP 5.625% 12/15/13	2,197,000	2,380,869
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	1,945,000	2,120,464
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	1,280,000	1,409,469
Southern Natural Gas Co. (b) 5.900% 4/01/17	1,345,000	1,426,075
Texas Eastern Transmission LP (b) 6.000% 9/15/17	850,000	933,383
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	895,580
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	1,830,000	2,084,802
Williams Partners LP (b) 5.250% 3/15/20	2,045,000	2,103,385
		35,667,160
Real Estate – 0.1%
Brookfield Asset Management, Inc. 7.125% 6/15/12	685,000	739,038
Real Estate Investment Trusts (REITS) – 0.2%
Mack-Cali Realty LP 5.250% 1/15/12	740,000	770,737
Senior Housing Properties Trust 8.625% 1/15/12	457,000	478,708
Simon Property Group LP 4.200% 2/01/15	275,000	279,237
Simon Property Group LP 5.650% 2/01/20	830,000	854,976
		2,383,658
Retail – 0.7%
CVS Caremark Corp. 6.125% 9/15/39	895,000	917,796
J.C. Penney Corp., Inc. 7.950% 4/01/17	649,000	744,727
Lowe's Cos., Inc. 5.600% 9/15/12	1,350,000	1,479,248
Macy's Retail Holdings, Inc. 7.500% 6/01/15	1,785,000	1,945,650
McDonald's Corp. 6.300% 10/15/37	645,000	722,572
Nordstrom, Inc. 6.750% 6/01/14	480,000	549,692
Phillips-Van Heusen Corp. 7.375% 5/15/20	500,000	512,500
Sears Roebuck Acceptance Corp. 6.750% 8/15/11	167,216	173,487
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,132,196
		9,177,868
Savings & Loans – 0.3%
Glencore Funding LLC (b) 6.000% 4/15/14	2,330,000	2,450,871
Targeted Return Index Securities Trust (Acquired 1/16/02, Cost $1,899,624) VRN (b) (c) 6.814% 1/15/12	1,338,903	1,403,894
Washington Mutual Bank (e) (f) 5.650% 8/15/14	4,038,000	40,380
		3,895,145
Software – 0.5%
CA, Inc. 5.375% 12/01/19	530,000	552,731
Fiserv, Inc. (e) 6.125% 11/20/12	4,565,000	4,983,460
Oracle Corp. 6.125% 7/08/39	565,000	616,838
		6,153,029
Storage & Warehousing – 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (b) 8.875% 3/15/18	2,600,000	2,717,000
Telecommunications – 2.2%
America Movil SAB de CV (b) 5.000% 3/30/20	730,000	735,012
America Movil SAB de CV (b) 6.125% 3/30/40	760,000	756,536
AT&T, Inc. (e) 6.500% 9/01/37	1,485,000	1,582,107
British Telecom PLC STEP (e) 9.625% 12/15/30	1,050,000	1,351,179
Cellco Partnership/Verizon Wireless Capital LLC (e) 7.375% 11/15/13	2,365,000	2,748,584
CenturyTel, Inc. 5.500% 4/01/13	1,225,000	1,290,733
CenturyTel, Inc. 6.150% 9/15/19	760,000	762,019
Cisco Systems, Inc. 5.500% 1/15/40	1,645,000	1,630,585
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	375,145
Embarq Corp. 7.082% 6/01/16	561,000	618,687
Embarq Corp. 7.995% 6/01/36	1,225,000	1,311,692
Qwest Corp. (e) 7.875% 9/01/11	3,715,000	3,942,544
Qwest Corp. (e) 8.875% 3/15/12	3,696,000	4,037,880
Rogers Communications, Inc. 6.375% 3/01/14	1,553,000	1,738,422
Telecom Italia Capital 6.000% 9/30/34	153,000	135,549
Telecom Italia Capital 6.175% 6/18/14	1,825,000	1,960,587
Verizon Global Funding Corp. 4.375% 6/01/13	840,000	894,259
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,194,940
Verizon Virginia, Inc., Series A 4.625% 3/15/13	46,000	48,696
Windstream Corp. 7.875% 11/01/17	1,610,000	1,597,925
		28,713,081

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	$1,306,000	$1,410,480
Transportation – 0.7%
Bristow Group, Inc. (e) 7.500% 9/15/17	4,707,000	4,759,954
Burlington Northern Santa Fe LLC (e) 6.750% 3/15/29	1,053,000	1,161,575
Canadian National Railway Co. 5.850% 11/15/17	725,000	807,546
Canadian National Railway Co. (e) 6.375% 11/15/37	1,070,000	1,217,096
CSX Corp. 7.250% 5/01/27	733,000	833,996
Federal Express Corp. 7.500% 7/15/19	68,066	74,234
Norfolk Southern Corp. 7.250% 2/15/31	110,000	131,379
Ryder System, Inc. 5.000% 6/15/12	650,000	683,519
		9,669,299
Trucking & Leasing – 0.6%
GATX Corp. 4.750% 5/15/15	455,000	457,938
GATX Corp. 8.750% 5/15/14	2,385,000	2,797,860
TTX Co. (b) (e) 4.500% 12/15/10	4,805,000	4,812,208
		8,068,006
TOTAL CORPORATE DEBT (Cost $497,749,620)		523,862,152
MUNICIPAL OBLIGATIONS – 0.5%
Access Group, Inc., Delaware 1.150% 9/01/37	1,250,000	1,125,000
North Texas Tollway Authority (e) 6.718% 1/01/49	3,400,000	3,687,300
State of California 5.950% 4/01/16	895,000	945,970
State of California 7.550% 4/01/39	505,000	557,591
		6,315,861
TOTAL MUNICIPAL OBLIGATIONS (Cost $5,936,478)		6,315,861
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 8.9%
Automobile ABS – 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (b) 0.396% 8/20/13	2,200,000	2,049,949
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (b) 0.476% 3/20/12	2,500,000	2,465,782
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	1,146,271	1,152,309
		5,668,040
Commercial MBS – 5.2%
280 Park Ave Trust (b) 6.148% 2/03/16	379,129	386,870
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (e) 5.935% 7/10/17	4,775,000	4,863,050
Banc of America Large Loan, Series 2001-FMA, Class A2 (b) 6.490% 12/13/16	1,404,000	1,443,368
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	3,850,000	3,927,193
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,975,000	2,016,740
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (e) 5.205% 2/11/44	5,025,000	5,165,229
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 (e) 5.330% 1/12/45	3,125,000	3,215,547
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN (e) 5.694% 6/11/50	2,200,000	2,234,496
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	3,250,000	3,269,026
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A (e) 5.237% 12/11/49	3,425,000	3,486,068
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN (e) 6.010% 12/10/49	3,570,000	3,657,096
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	2,500,000	2,573,453
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) (e) 6.422% 2/15/41	4,500,000	2,164,903
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN (e) 5.408% 5/15/41	4,200,000	4,323,277
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 (e) 5.429% 12/12/43	3,000,000	3,023,991
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN (e) 5.172% 12/12/49	3,050,000	2,983,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (e) 5.610% 4/15/49	$5,225,000	$5,377,974
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.458% 1/11/43	2,300,000	2,465,515
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN (e) 6.072% 8/15/39	1,500,000	1,574,477
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 (e) 5.509% 4/15/47	4,525,000	4,333,806
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (e) 6.055% 7/15/12	4,470,000	4,618,093
		67,103,172
Home Equity ABS – 0.3%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.623% 7/25/35	1,727,847	1,589,298
Bear Stearns Asset Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.853% 12/25/34	720,289	632,130
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.863% 2/25/35	1,407,463	1,191,591
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	9,735	9,654
		3,422,673
Student Loans ABS – 1.7%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.544% 12/27/16	809,701	809,385
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $2,323,970), Series 2005-2A, Class 2B1 FRN (b) (c) (e) 1.254% 9/20/10	2,284,000	2,289,710
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.363% 5/25/36	789,016	765,531
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.298% 3/28/17	2,799,261	2,780,689
Community Program Loan Trust, Series 1987-A, Class A4 4.500% 10/01/18	188,987	190,430
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 1.090% 2/25/39	375,000	326,250
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (b) (c) (e) 0.871% 6/20/14	5,000,000	2,874,500
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.687% 9/16/24	2,450,000	2,143,751
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.716% 7/27/20	2,723,152	2,717,240
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.816% 1/25/21	1,854,000	1,702,319
SLM Student Loan Trust, Series 2003-2, Class A9 FRN 1.736% 9/15/28	1,175,000	1,133,875
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.745% 12/15/16	1,400,000	1,399,101
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.745% 9/15/28	2,200,000	2,068,000
SLM Student Loan Trust, Series 2003-2, Class A8 FRN 1.747% 9/15/28	855,000	825,075
		22,025,856
WL Collateral CMO – 1.2%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN (e) 0.336% 7/20/36	1,054,000	1,012,358
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN (e) 3.921% 8/25/34	1,161,096	1,058,623
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	210,245	182,754
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN (e) 3.763% 9/25/33	139,162	110,496
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.749% 8/25/34	289,401	265,236
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN (e) 0.446% 1/19/38	3,260,923	1,970,865
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN (e) 0.373% 5/25/37	3,066,292	1,517,678
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 3.589% 8/25/34	502,733	358,698

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.513% 8/25/36	$1,116,257	$716,776
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 3.549% 7/25/33	27,631	26,631
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.587% 2/25/34	90,033	82,958
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 3.236% 2/25/34	4,540	4,150
Morgan Stanley Reremic Trust 3.000% 7/17/56	2,332,278	2,319,894
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN (e) 0.443% 6/25/46	5,981,864	2,257,095
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.453% 4/25/46	3,871,771	2,084,410
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.965% 3/25/34	376,165	340,005
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	589,210	589,643
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.861% 4/25/44	958,826	587,159
		15,485,429
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.879% 6/25/32	339,354	299,102
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $124,121,829)		114,004,272
SOVEREIGN DEBT OBLIGATIONS – 0.5%
Brazilian Government International Bond 5.875% 1/15/19	2,243,000	2,407,860
Colombia Government International Bond 7.375% 3/18/19	1,175,000	1,351,250
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,384,740
Republic of Brazil International Bond 5.625% 1/07/41	1,125,000	1,065,938
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,720,197)		6,209,788
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 32.6%
Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	1,132,514	1,255,155
Federal National Mortgage Association Series 1989-20, Class A 6.750% 4/25/18	712,936	756,221
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	788,912	886,223
		2,897,599
Pass-Through Securities – 32.4%
Federal Home Loan Mortgage Corp.
Pool #C01283 5.500% 11/01/31	16,108	17,144
Pool #G01563 5.500% 6/01/33	2,899,635	3,084,826
Pool #E84025 6.000% 6/01/16	405,712	437,779
Pool #G11431 6.000% 2/01/18	44,617	48,301
Pool #G11122 6.500% 5/01/16	270,600	290,581
Pool #E84450 6.500% 7/01/16	39,083	42,345
Pool #E84580 6.500% 7/01/16	133,242	144,356
Pool #E84660 6.500% 7/01/16	9,678	10,476
Pool #E90508 6.500% 7/01/17	133,748	144,787
Pool #C00836 7.000% 7/01/29	51,891	57,896
Pool #C35095 7.000% 1/01/30	30,805	34,375
Pool #C49314 7.000% 4/01/31	8,741	9,757
Pool #C51422 7.000% 5/01/31	7,397	8,259
Pool #C51550 7.000% 5/01/31	5,390	6,009
Pool #C53034 7.000% 6/01/31	16,824	18,794
Pool #C53267 7.000% 6/01/31	7,274	8,087
Pool #E00856 7.000% 9/01/31	288,638	321,992
Pool #G01317 7.000% 10/01/31	196,956	219,717
Pool #E00856 7.500% 6/01/15	35,022	37,758
Pool #G00143 7.500% 6/01/23	3,871	4,236
Pool #C55867 7.500% 2/01/30	98,075	107,737
Pool #C37986 7.500% 5/01/30	2,149	2,360
Pool #C39755 7.500% 6/01/30	1,149	1,262
Pool #C40675 7.500% 7/01/30	467	514
Pool #C41497 7.500% 9/01/30	274	301
Pool #C42340 7.500% 9/01/30	432	475
Pool #C42427 7.500% 9/01/30	2,321	2,549
Pool #C42446 7.500% 9/01/30	4,010	4,406
Pool #C42538 7.500% 9/01/30	6,959	7,642
Pool #C43930 7.500% 10/01/30	15,032	16,527
Pool #C43962 7.500% 10/01/30	17,481	19,207

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C44509 7.500% 11/01/30	$17,129	$18,834
Pool #C44732 7.500% 11/01/30	3,732	4,019
Pool #C44830 7.500% 11/01/30	133	146
Pool #C45304 7.500% 12/01/30	642	705
Pool #C45235 7.500% 12/01/30	130,246	143,120
Pool #C46038 7.500% 12/01/30	2,351	2,583
Pool #C01116 7.500% 1/01/31	5,461	6,000
Pool #C46309 7.500% 1/01/31	655	720
Pool #C46560 7.500% 1/01/31	783	859
Pool #C46566 7.500% 1/01/31	10,042	11,043
Pool #C46810 7.500% 1/01/31	2,207	2,425
Pool #C47063 7.500% 1/01/31	12,462	13,688
Pool #C47060 7.500% 1/01/31	2,325	2,554
Pool #E00842 8.000% 3/01/15	113,800	123,915
Pool #E00843 8.000% 4/01/15	48,192	52,384
Pool #E00852 8.000% 5/01/15	30,112	32,842
Pool #E80782 8.000% 7/01/15	7,303	7,997
Pool #E80998 8.000% 7/01/15	18,366	20,030
Pool #E81091 8.000% 7/01/15	20,035	21,951
Pool #E81151 8.000% 8/01/15	57,568	63,130
Pool #555481 8.250% 5/01/17	14,753	16,257
Pool #G00653 8.500% 11/01/25	62,791	70,552
Pool #554904 9.000% 3/01/17	773	859
Federal Home Loan Mortgage Corp. TBA(g) Pool #4683 4.500% 10/01/38	69,524,000	70,094,312
Federal National Mortgage Association
Pool #775539 3.348% 5/01/34	1,736,038	1,809,898
Pool #888586 3.628% 10/01/34	3,196,594	3,346,636
Pool #725692 3.724% 10/01/33	1,548,226	1,614,080
Pool #675713 5.000% 3/01/18	47,924	51,148
Pool #555880 5.500% 11/01/33	201,731	214,031
Pool #757830 5.500% 6/01/35	582,813	619,170
Pool #824651 5.500% 7/01/35	802,927	853,016
Pool #825868 5.500% 8/01/35	1,547,032	1,643,541
Pool #833387 5.500% 9/01/35	3,298,613	3,504,390
Pool #832632 5.500% 9/01/35	3,939,796	4,185,571
Pool #832682 5.500% 9/01/35	4,288,475	4,556,002
Pool #832739 5.500% 9/01/35	4,717,157	5,011,427
Pool #832787 5.500% 9/01/35	8,541,348	9,074,182
Pool #832866 5.500% 9/01/35	3,783,037	4,019,033
Pool #832972 5.500% 9/01/35	2,009,769	2,135,144
Pool #522294 5.625% 7/15/37	10,500,000	11,359,320
Pool #346537 6.000% 5/01/11	3,574	3,839
Pool #545636 6.500% 5/01/17	324,116	350,156
Pool #524355 7.000% 12/01/29	158	175
Pool #254379 7.000% 7/01/32	149,923	166,567
Pool #252717 7.500% 9/01/29	11,269	12,396
Pool #535996 7.500% 6/01/31	36,331	39,891
Pool #254009 7.500% 10/01/31	126,396	138,835
Pool #253394 8.000% 7/01/20	68,339	76,693
Pool #323992 8.000% 11/01/29	6,500	7,204
Pool #525725 8.000% 2/01/30	13,770	15,254
Pool #253266 8.000% 5/01/30	16,033	17,775
Pool #537433 8.000% 5/01/30	9,357	10,380
Pool #253347 8.000% 6/01/30	18,785	20,834
Pool #536271 8.000% 6/01/30	13,080	14,512
Pool #544976 8.000% 7/01/30	2,394	2,656
Pool #535428 8.000% 8/01/30	28,366	31,454
Pool #543290 8.000% 9/01/30	71	78
Pool #547786 8.000% 9/01/30	4,663	5,165
Pool #550767 8.000% 9/01/30	25,528	28,304
Pool #553061 8.000% 9/01/30	16,110	17,860
Pool #253481 8.000% 10/01/30	22,654	25,127
Pool #535533 8.000% 10/01/30	18,511	20,527
Pool #560741 8.000% 11/01/30	3,385	3,758
Pool #253644 8.000% 2/01/31	8,781	9,740
Pool #581170 8.000% 5/01/31	10,326	11,451
Pool #583916 8.000% 5/01/31	5,592	6,203
Pool #593848 8.000% 7/01/31	1,146	1,272
Pool #190317 8.000% 8/01/31	121,020	134,192
Pool #545240 8.000% 9/01/31	12,396	13,747
Pool #541202 8.500% 8/01/26	170,093	189,709
Federal National Mortgage Association TBA(g) Pool #23947 5.000% 12/01/35	114,206,000	118,203,210
Government National Mortgage Association
Pool #423828 6.000% 6/15/11	2,897	3,127
Pool #518418 6.000% 8/15/29	18,512	20,029
Pool #404246 6.500% 8/15/28	1,292	1,425
Pool #418295 6.500% 1/15/29	1,066	1,175
Pool #781038 6.500% 5/15/29	239,005	263,759
Pool #527586 6.500% 5/15/31	2,237	2,471
Pool #781468 6.500% 7/15/32	18,785	20,736
Pool #781496 6.500% 9/15/32	92,630	102,322
Pool #363066 7.000% 8/15/23	23,423	25,883
Pool #352049 7.000% 10/15/23	13,026	14,402
Pool #354674 7.000% 10/15/23	15,861	17,522

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #358555 7.000% 10/15/23	$15,962	$17,652
Pool #345964 7.000% 11/15/23	10,399	11,490
Pool #380866 7.000% 3/15/24	2,927	3,230
Pool #781124 7.000% 12/15/29	24,128	26,811
Pool #781319 7.000% 7/15/31	545,772	606,252
Pool #581417 7.000% 7/15/32	159,191	176,895
Pool #588012 7.000% 7/15/32	44,913	49,936
Pool #565982 7.000% 7/15/32	45,539	50,603
Pool #591581 7.000% 8/15/32	12,211	13,568
Pool #307830 7.250% 7/20/21	120,645	133,479
Pool #314265 7.250% 8/20/21	164,148	180,943
Pool #314280 7.250% 9/20/21	45,229	49,689
Pool #316478 7.250% 10/20/21	53,042	58,470
Pool #332232 7.250% 7/20/22	122,497	135,745
Pool #410343 7.500% 6/15/11	4,755	4,892
Pool #398964 7.500% 11/15/11	2,171	2,249
Pool #190766 7.500% 1/15/17	34,315	37,046
Pool #187548 7.500% 4/15/17	21,064	22,748
Pool #203940 7.500% 4/15/17	79,366	85,424
Pool #181168 7.500% 5/15/17	25,922	28,035
Pool #210627 7.500% 5/15/17	7,629	8,254
Pool #201622 7.500% 5/15/17	55,238	59,690
Pool #192796 7.500% 6/15/17	7,350	7,938
Pool #357262 7.500% 9/15/23	10,420	11,385
Pool #432175 8.000% 11/15/26	276	304
Pool #441009 8.000% 11/15/26	2,232	2,456
Pool #522777 8.000% 12/15/29	7,443	8,209
Pool #434719 8.000% 2/15/30	245	270
Pool #523025 8.000% 2/15/30	3,505	3,859
Pool #508661 8.000% 3/15/30	5,482	6,045
Pool #523043 8.000% 3/15/30	387	426
Pool #529134 8.000% 3/15/30	2,140	2,360
Pool #477036 8.000% 4/15/30	1,574	1,736
Pool #503157 8.000% 4/15/30	49,123	54,090
Pool #528714 8.000% 4/15/30	2,252	2,484
Pool #544640 8.000% 11/15/30	64,440	71,078
Pool #531298 8.500% 8/15/30	3,223	3,603
Government National Mortgage Association TBA
Pool #5745 4.500% 3/01/38 (g)	51,612,000	52,390,211
Pool #11786 5.000% 4/01/38 (g)	105,986,000	110,490,405
New Valley Generation IV 4.687% 1/15/22	1,549,543	1,571,357
		416,261,101
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $411,764,913)		419,158,700
U.S. TREASURY OBLIGATIONS – 13.4%
U.S. Treasury Bonds & Notes – 13.4%
U.S. Treasury Bond (e) 4.375% 2/15/38	15,535,000	15,227,941
U.S. Treasury Note (e) 1.375% 2/15/12	13,500,000	13,624,717
U.S. Treasury Note (e) 2.500% 3/31/13	46,850,000	48,292,099
U.S. Treasury Note (e) 2.625% 2/29/16	46,100,000	45,754,250
U.S. Treasury Note (e) 3.500% 2/15/18	45,570,000	46,292,713
U.S. Treasury Principal Strip (e) 0.010% 2/15/28	7,700,000	3,352,621
		172,544,341
TOTAL U.S. TREASURY OBLIGATIONS (Cost $171,958,076)		172,544,341
TOTAL BONDS & NOTES (Cost $1,217,251,113)		1,242,095,114
TOTAL LONG-TERM INVESTMENTS (Cost $1,218,501,113)		1,243,066,385
SHORT-TERM INVESTMENTS – 29.1%
Commercial Paper – 28.8% (h)
Altria Group, Inc. 0.300% 5/03/10	1,225,000	1,224,980
Altria Group, Inc. 0.340% 5/28/10	3,000,000	2,999,235
Autozone, Inc. 0.280% 5/03/10	10,500,000	10,499,837
Bemis Co., Inc. (b) 0.280% 5/21/10	8,000,000	7,998,756
Bemis Co., Inc. (b) 0.280% 5/24/10	6,825,000	6,823,779
Bemis Co., Inc. (b) 0.330% 6/01/10	5,890,000	5,888,326
BMW US Capital LLC (b) 0.330% 5/13/10	15,000,000	14,998,350
BMW US Capital LLC (b) 0.330% 5/19/10	10,000,000	9,998,350
CVS Caremark Corp. (b) 0.300% 5/06/10	15,950,000	15,949,335
Duke Energy Corp. (b) 0.270% 5/05/10	5,000,000	4,999,850
Duke Energy Corp. (b) 0.280% 5/04/10	5,600,000	5,599,869
Duke Energy Corp. (b) 0.280% 5/10/10	5,240,000	5,239,633
Eaton Corp. (b) 0.350% 5/10/10	11,000,000	10,999,037
Eaton Corp. (b) 0.350% 5/25/10	10,000,000	9,997,667
Elsevier Financial SA (b) 0.320% 5/04/10	10,950,000	10,949,708
Elsevier Financial SA (b) 0.400% 7/06/10	5,000,000	4,996,333
ERAC US Finance Co. (b) 0.350% 5/06/10	9,075,000	9,074,559
ERAC US Finance Co. (b) 0.370% 5/18/10	7,500,000	7,498,690

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ERAC USA Finance Co. (b) 0.360% 5/07/10	$10,625,000	$10,624,362
FPL Group Capital, Inc. (b) 0.340% 5/27/10	11,000,000	10,997,299
FPL Group Capital, Inc. (b) 0.350% 5/11/10	7,000,000	6,999,319
FPL Group Capital, Inc. (b) 0.380% 5/10/10	1,030,000	1,029,902
H.J. Heinz Finance Co. (b) 0.370% 7/28/10	7,500,000	7,493,217
Henkel of America, Inc. (b) 0.300% 5/28/10	8,000,000	7,998,200
Nissan Motor Acceptance Corp. (b) 0.350% 5/24/10	14,495,000	14,491,759
Omnicom Cap, Inc. (b) 0.330% 5/07/10	7,225,000	7,224,603
Omnicom Cap, Inc. (b) 0.400% 5/14/10	5,950,000	5,949,141
Royal Bank of Scotland Group (b) 0.240% 5/26/10	8,500,000	8,498,583
Royal Bank of Scotland Group 0.330% 7/19/10	10,000,000	9,992,758
Ryder System, Inc. 0.290% 5/12/10	10,150,000	10,149,101
Ryder System, Inc. 0.290% 5/17/10	8,975,000	8,973,843
SABMiller PLC 0.340% 5/10/10	12,000,000	11,998,980
Safeway, Inc. 0.300% 5/12/10	4,297,000	4,296,606
The Stanley Works, Inc. (b) 0.300% 5/18/10	10,000,000	9,998,583
Transocean Ltd. (b) 0.300% 5/17/10	21,200,000	21,197,173
Viacom, Inc. (b) 0.330% 5/04/10	8,600,000	8,599,764
Volkswagen of America (b) 0.280% 5/03/10	9,665,000	9,664,850
Volkswagen of America (b) 0.290% 5/05/10	13,000,000	12,999,581
Wellpoint, Inc. (b) 0.280% 6/03/10	25,000,000	24,993,583
Xcel Energy, Inc. (b) 0.250% 5/11/10	10,000,000	9,999,306
		369,906,807
Time Deposits – 0.3%
Euro Time Deposit 0.010% 5/03/10	3,408,616	3,408,616
TOTAL SHORT-TERM INVESTMENTS (Cost $373,315,423)		373,315,423
TOTAL INVESTMENTS – 125.8% (Cost $1,591,816,536) (i)		1,616,381,808
Other Assets/ (Liabilities) – (25.8)%		(331,103,277)
NET ASSETS – 100.0%		$1,285,278,531

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to a value of $410,703,417 or 31.95% of net assets.
(c)	Restricted Security. Certain securities are restricted as to resale. At April 30, 2010, these securities amounted to a value of $7,539,375 or 0.59% of net assets.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At April 30, 2010, these securities amounted to a value of $148,568 or 0.01% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover forward purchase commitments. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.2%
COMMON STOCK – 0.0%
Telecommunications – 0.0%
Manitoba Telecom Services	1,709	$54,679
TOTAL COMMON STOCK (Cost $57,593)		54,679
CONVERTIBLE PREFERRED STOCK – 0.2%
Investment Companies – 0.2%
Special Value Expansion Fund LLC 0.000% (Acquired 8/27/07, Cost $750,000) (a) (b) (c) (d)	7,500	582,763
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $750,000)		582,763
TOTAL EQUITIES (Cost $807,593)		637,442
	Principal Amount
BONDS & NOTES – 96.9%
CORPORATE DEBT – 47.0%
Advertising – 0.3%
Interpublic Group of Companies, Inc. 10.000% 7/15/17	$50,000	57,188
Lamar Media Corp. (b) 7.875% 4/15/18	75,000	76,687
WPP Finance (e) 8.000% 9/15/14	595,000	686,994
		820,869
Aerospace & Defense – 0.7%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	355,000	395,442
General Dynamics Corp. 5.250% 2/01/14	565,000	625,171
Goodrich Corp. 6.125% 3/01/19	160,000	176,785
L-3 Communications Corp. 6.125% 7/15/13	215,000	218,225
Lockheed Martin Corp. 5.500% 11/15/39	345,000	350,058
Vought Aircraft Industries, Inc. 8.000% 7/15/11	250,000	250,938
		2,016,619
Apparel – 0.1%
Levi Strauss & Co. 9.750% 1/15/15	135,000	141,919
Auto Manufacturers – 0.3%
Ford Motor Co. 6.500% 8/01/18	100,000	95,000
Ford Motor Co. 7.450% 7/16/31	310,000	288,300
Navistar International Corp. 8.250% 11/01/21	340,000	358,700
		742,000
Auto Parts & Equipment – 0.1%
Affinia Group, Inc. 9.000% 11/30/14	305,000	303,094
Automotive & Parts – 0.5%
American Axle & Manufacturing, Inc. 7.875% 3/01/17	425,000	404,813
Exide Technologies 10.500% 3/15/13	450,000	460,687
The Goodyear Tire & Rubber Co. 10.500% 5/15/16	450,000	501,187
Tenneco, Inc. 8.625% 11/15/14	150,000	154,500
Titan International, Inc. 8.000% 1/15/12	70,000	70,700
		1,591,887
Banks – 2.9%
Bank of America Corp. (e) 2.100% 4/30/12	1,250,000	1,273,980
Bank of America Corp. (e) 4.250% 10/01/10	205,000	207,777
Bank of America Corp. (e) 6.000% 9/01/17	455,000	472,324
Barclays Bank PLC (e) 5.200% 7/10/14	920,000	986,745
Barclays Bank PLC 6.750% 5/22/19	335,000	376,122
Capital One Financial Corp. 7.375% 5/23/14	240,000	277,383
Credit Suisse AG 5.400% 1/14/20	475,000	483,585
Credit Suisse New York 5.500% 5/01/14	190,000	208,177
GMAC, Inc. 6.750% 12/01/14	150,000	149,625
HSBC Finance Corp. (e) 6.375% 10/15/11	595,000	630,980
HSBC Holdings PLC (e) 6.500% 9/15/37	525,000	556,354
ICICI Bank Ltd. (b) 5.500% 3/25/15	475,000	490,543
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	375,000	383,651
UBS AG 5.750% 4/25/18	550,000	576,461
Wachovia Bank NA (e) 6.600% 1/15/38	450,000	481,470
Wells Fargo & Co. 3.625% 4/15/15	480,000	487,311
Wells Fargo & Co. 4.875% 1/12/11	215,000	221,788
Wells Fargo & Co. 5.625% 12/11/17	190,000	204,609
		8,468,885
Beverages – 0.9%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	60,000	63,482
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	215,000	231,934
Anheuser-Busch InBev Worldwide, Inc. (b) 8.200% 1/15/39	305,000	402,482
Diageo Finance BV (e) 3.875% 4/01/11	915,000	939,961
Foster's Finance Corp. (b) 6.875% 6/15/11	390,000	409,926

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Molson Coors Capital Finance ULC 4.850% 9/22/10	$450,000	$457,423
		2,505,208
Building Materials – 0.3%
CRH America, Inc. (e) 8.125% 7/15/18	55,000	65,983
Interline Brands, Inc. 8.125% 6/15/14	150,000	150,563
Masco Corp. 6.125% 10/03/16	250,000	255,643
Masco Corp. 7.125% 8/15/13	300,000	324,031
		796,220
Chemicals – 1.2%
Airgas, Inc. 4.500% 9/15/14	345,000	358,262
Cytec Industries, Inc. 8.950% 7/01/17	175,000	213,929
The Dow Chemical Co. 7.600% 5/15/14	45,000	52,260
The Dow Chemical Co. 8.550% 5/15/19	100,000	122,192
The Dow Chemical Co. 9.400% 5/15/39	75,000	103,485
Ecolab, Inc. (e) 4.875% 2/15/15	1,720,000	1,849,783
Ecolab, Inc. 6.875% 2/01/11	120,000	125,149
EI du Pont de Nemours & Co. 5.000% 1/15/13	435,000	471,345
Valspar Corp. 7.250% 6/15/19	250,000	288,172
		3,584,577
Coal – 0.5%
Arch Western Finance LLC 6.750% 7/01/13	460,000	463,450
International Coal Group, Inc. 9.125% 4/01/18	625,000	646,875
Peabody Energy Corp. 6.875% 3/15/13	225,000	227,813
		1,338,138
Commercial Services – 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b) 9.625% 3/15/18	375,000	405,000
Brambles USA, Inc. (b) 3.950% 4/01/15	500,000	506,219
Donnelley (R.R.) & Sons Co. (e) 4.950% 5/15/10	590,000	590,336
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	285,000	290,671
Equifax, Inc. 7.000% 7/01/37	320,000	350,991
ERAC USA Finance LLC (b) 6.700% 6/01/34	225,000	226,819
ERAC USA Finance LLC (b) 7.000% 10/15/37	50,000	53,318
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	70,000	70,788
Hertz Corp. 10.500% 1/01/16	386,000	413,985
Iron Mountain, Inc. 8.375% 8/15/21	25,000	26,406
Iron Mountain, Inc. 8.750% 7/15/18	300,000	316,875
President and Fellows of Harvard 5.625% 10/01/38	450,000	472,005
Rental Service Corp. 9.500% 12/01/14	300,000	308,250
Ticketmaster Entertainment, Inc. 10.750% 8/01/16	95,000	106,875
United Rentals North America, Inc. 10.875% 6/15/16	100,000	112,500
Valassis Communications, Inc. 8.250% 3/01/15	125,000	132,031
		4,383,069
Computers – 0.3%
Computer Sciences Corp. 5.500% 3/15/13	190,000	205,010
Electronic Data Systems Corp. Series B 6.000% 8/01/13	260,000	291,686
EMC Corp., Convertible 1.750% 12/01/13	350,000	455,875
		952,571
Diversified Financial – 7.6%
American Express Co. 6.150% 8/28/17	270,000	296,030
American Express Co. 7.250% 5/20/14	180,000	205,973
American Express Co. (e) 8.125% 5/20/19	200,000	244,958
American General Finance Corp. 6.500% 9/15/17	550,000	450,940
BlackRock, Inc. 5.000% 12/10/19	230,000	236,003
Boeing Capital Corp. Ltd. 5.800% 1/15/13	135,000	148,332
Cemex Finance LLC (b) 9.500% 12/14/16	450,000	454,500
CIT Group, Inc. 7.000% 5/01/15	682,971	651,384
Citigroup, Inc. 5.500% 10/15/14	260,000	270,096
Citigroup, Inc. (e) 5.500% 2/15/17	655,000	653,647
Citigroup, Inc. 5.875% 5/29/37	430,000	406,914
Citigroup, Inc. 8.125% 7/15/39	250,000	297,937
Eaton Vance Corp. (e) 6.500% 10/02/17	130,000	144,644
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	2,500,000	2,549,287
Ford Motor Credit Co. LLC 8.000% 6/01/14	200,000	210,207
General Electric Capital Corp. FRN (e) 1.184% 12/09/11	1,000,000	1,015,061
General Electric Capital Corp. 2.800% 1/08/13	500,000	508,415
General Electric Capital Corp. 4.250% 12/01/10	245,000	249,623
General Electric Capital Corp. (e) 5.900% 5/13/14	600,000	664,298
General Electric Capital Corp. (e) 6.000% 8/07/19	235,000	254,016
General Electric Capital Corp. (e) 6.875% 1/10/39	920,000	1,022,643
The Goldman Sachs Group, Inc. 6.125% 2/15/33	400,000	384,084

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. (e) 6.150% 4/01/18	$1,485,000	$1,538,316
The Goldman Sachs Group, Inc. 6.750% 10/01/37	380,000	368,454
Ingersoll-Rand Global Holding Co. 9.500% 4/15/14	320,000	392,351
JP Morgan Chase & Co. FRN (e) 0.487% 6/15/12	1,200,000	1,205,495
JP Morgan Chase & Co. 4.950% 3/25/20	940,000	941,480
Lazard Group LLC 6.850% 6/15/17	575,000	584,598
Lazard Group LLC 7.125% 5/15/15	455,000	481,457
Merrill Lynch & Co., Inc. (e) 5.450% 2/05/13	2,260,000	2,403,698
Morgan Stanley FRN (e) 0.530% 2/10/12	1,250,000	1,256,172
Morgan Stanley 5.450% 1/09/17	450,000	456,414
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (b) 9.250% 4/01/15	75,000	78,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625% 4/01/17	130,000	139,750
TD Ameritrade Holding Corp. 4.150% 12/01/14	120,000	122,559
Textron Financial Corp. (e) 5.125% 11/01/10	1,035,000	1,048,438
		22,336,174
Electric – 2.7%
Allegheny Energy Supply (b) 8.250% 4/15/12	295,000	326,237
Ameren Corp. 8.875% 5/15/14	480,000	560,587
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	170,000	193,774
Elwood Energy LLC 8.159% 7/05/26	429,291	412,656
Energy Future Holdings Corp. (b) 10.000% 1/15/20	135,000	141,750
Entergy Gulf States, Inc. 5.250% 8/01/15	177,000	177,282
Indianapolis Power & Light (b) 6.300% 7/01/13	160,000	176,340
Intergen NV (b) 9.000% 6/30/17	300,000	313,500
Kansas Gas & Electric Co. 5.647% 3/29/21	287,857	288,564
Kiowa Power Partners LLC (b) 4.811% 12/30/13	146,739	150,281
MidAmerican Funding LLC (e) 6.750% 3/01/11	655,000	687,135
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	389,465	401,636
Monongahela Power 6.700% 6/15/14	250,000	276,429
Nevada Power Co. Series L 5.875% 1/15/15	180,000	198,422
NRG Energy, Inc. 8.500% 6/15/19	250,000	254,062
Oncor Electric Delivery Co. 6.800% 9/01/18	35,000	40,243
PPL Energy Supply LLC 6.300% 7/15/13	500,000	554,080
Tenaska Oklahoma (b) 6.528% 12/30/14	200,155	193,209
TransAlta Corp. (e) 5.750% 12/15/13	1,355,000	1,479,201
TransAlta Corp. 6.650% 5/15/18	115,000	128,134
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	103,439	107,836
Tri-State Generation & Transmission Association Series 2003, Class B (b) 7.144% 7/31/33	185,000	204,447
Wisconsin Public Service Corp. (e) 5.650% 11/01/17	635,000	670,208
		7,936,013
Electrical Components & Equipment – 0.1%
Anixter Inc. 5.950% 3/01/15	310,000	302,250
Electronics – 0.3%
Amphenol Corp. 4.750% 11/15/14	140,000	145,542
Arrow Electronics, Inc. 6.000% 4/01/20	585,000	600,780
Sanmina-SCI Corp. 8.125% 3/01/16	150,000	151,875
Viasystems, Inc. (b) 12.000% 1/15/15	105,000	115,237
		1,013,434
Energy — Alternate Sources – 0.1%
Headwaters, Inc. 11.375% 11/01/14	400,000	423,000
Entertainment – 0.5%
AMC Entertainment, Inc. 8.750% 6/01/19	400,000	424,000
Mohegan Tribal Gaming Authority 6.125% 2/15/13	545,000	490,500
Speedway Motorsports, Inc. 8.750% 6/01/16	50,000	53,500
Tunica-Biloxi Gaming Authority (b) 9.000% 11/15/15	565,000	537,456
		1,505,456
Environmental Controls – 0.2%
Republic Services, Inc. (b) 5.250% 11/15/21	180,000	183,256
Republic Services, Inc. 6.750% 8/15/11	440,000	467,507
		650,763
Foods – 0.7%
ConAgra Foods, Inc. 7.000% 4/15/19	255,000	297,215
Great Atlantic & Pacific Tea Co. (b) 11.375% 8/01/15	185,000	183,150
Kraft Foods, Inc. 4.125% 2/09/16	390,000	399,944
Kraft Foods, Inc. 5.375% 2/10/20	400,000	414,886

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Foods, Inc. 6.500% 2/09/40	$430,000	$462,753
Sara Lee Corp. 3.875% 6/15/13	215,000	224,393
		1,982,341
Forest Products & Paper – 0.6%
International Paper Co. 7.300% 11/15/39	180,000	199,564
International Paper Co. 9.375% 5/15/19	385,000	489,717
The Mead Corp. 7.550% 3/01/47	375,000	375,870
Newark Group, Inc. (f) 9.750% 3/15/14	170,000	96,900
Verso Paper Holdings LLC 9.125% 8/01/14	300,000	306,000
Verso Paper Holdings LLC (b) 11.500% 7/01/14	175,000	194,688
		1,662,739
Gas – 0.2%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	160,000	162,421
Southwest Gas Corp. 8.375% 2/15/11	315,000	330,965
		493,386
Hand & Machine Tools – 0.3%
Black & Decker Corp. 8.950% 4/15/14	235,000	285,333
Kennametal, Inc. 7.200% 6/15/12	410,000	433,017
Thermadyne Holdings Corp. 11.500% 2/01/14	75,000	76,500
		794,850
Health Care — Products – 0.8%
Beckman Coulter, Inc. 6.000% 6/01/15	260,000	286,461
Beckman Coulter, Inc. 7.000% 6/01/19	210,000	238,518
Boston Scientific Corp. 4.500% 1/15/15	935,000	917,087
Boston Scientific Corp. 6.000% 1/15/20	240,000	237,188
Boston Scientific Corp. 7.375% 1/15/40	120,000	122,085
Covidien International Finance SA 5.450% 10/15/12	225,000	245,530
Inverness Medical Innovations, Inc. 9.000% 5/15/16	350,000	357,000
		2,403,869
Health Care — Services – 0.8%
Apria Healthcare Group, Inc. (b) 11.250% 11/01/14	80,000	87,900
Apria Healthcare Group, Inc. (b) 12.375% 11/01/14	375,000	414,375
Community Health Systems, Inc. 8.875% 7/15/15	250,000	262,500
HCA, Inc. (b) 8.500% 4/15/19	460,000	505,425
HCA, Inc. 9.250% 11/15/16	210,000	227,062
Roche Holdings, Inc. (b) 5.000% 3/01/14	380,000	414,317
Roche Holdings, Inc. (b) 6.000% 3/01/19	80,000	89,705
Tenet Healthcare Corp. (b) 10.000% 5/01/18	250,000	284,687
Universal Health Services, Inc. 6.750% 11/15/11	150,000	160,214
		2,446,185
Holding Company — Diversified – 0.1%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	310,000	324,556
Kansas City Southern Railway 8.000% 6/01/15	90,000	95,175
		419,731
Household Products – 0.2%
ACCO Brands Corp. (b) 10.625% 3/15/15	405,000	448,538
JohnsonDiversey, Inc. (b) 8.250% 11/15/19	75,000	78,750
		527,288
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	74,000	74,000
Toro Co. 7.800% 6/15/27	170,000	179,751
Whirlpool Corp. 8.600% 5/01/14	120,000	140,450
		394,201
Insurance – 1.1%
Aflac, Inc. 8.500% 5/15/19	150,000	183,774
The Allstate Corp. 7.450% 5/16/19	60,000	71,603
Berkshire Hathaway Finance Corp. 4.850% 1/15/15	225,000	245,213
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	205,000	208,383
Berkshire Hathaway, Inc. 3.200% 2/11/15	725,000	738,951
CNA Financial Corp. 7.350% 11/15/19	250,000	266,959
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	390,000	388,789
Lincoln National Corp. 6.300% 10/09/37	65,000	66,194
Lincoln National Corp. 8.750% 7/01/19	350,000	436,601
MetLife, Inc. Series A 6.817% 8/15/18	85,000	95,750
Principal Financial Group, Inc. (e) 8.875% 5/15/19	175,000	215,872
Prudential Financial, Inc. 3.875% 1/14/15	300,000	304,394
		3,222,483
Investment Companies – 0.1%
Xstrata Finance Canada (b) 5.800% 11/15/16	295,000	315,774
Iron & Steel – 1.1%
AK Steel Corp. 7.625% 5/15/20	185,000	190,550
Allegheny Technologies, Inc. 9.375% 6/01/19	50,000	59,694
ArcelorMittal 7.000% 10/15/39	250,000	269,093
ArcelorMittal (e) 9.000% 2/15/15	815,000	980,282
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	565,000	591,131
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	405,549

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Reliance Steel & Aluminum Co. 6.850% 11/15/36	$610,000	$546,689
Tube City IMS Corp. 9.750% 2/01/15	260,000	262,600
		3,305,588
Leisure Time – 0.2%
Easton-Bell Sports, Inc. (b) 9.750% 12/01/16	380,000	404,700
Sabre Holdings Corp. 8.350% 3/15/16	235,000	226,775
		631,475
Lodging – 0.4%
Boyd Gaming Corp. 6.750% 4/15/14	100,000	92,500
Boyd Gaming Corp. 7.125% 2/01/16	225,000	201,375
Harrah's Operating Escrow LLC/Harrahs Escrow Corp (b) 11.250% 6/01/17	325,000	354,250
MGM Mirage 5.875% 2/27/14	360,000	317,700
MGM Mirage (b) 9.000% 3/15/20	25,000	26,250
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	74,000	78,255
		1,070,330
Machinery — Diversified – 0.4%
Briggs & Stratton Corp. 8.875% 3/15/11	500,000	522,500
Roper Industries, Inc. 6.625% 8/15/13	620,000	696,661
		1,219,161
Manufacturing – 1.0%
Eastman Kodak Co. (b) 9.750% 3/01/18	400,000	417,000
General Electric Co. 5.250% 12/06/17	135,000	143,586
Illinois Tool Works, Inc. 5.150% 4/01/14	360,000	396,238
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	280,000	318,049
SPX Corp. 7.625% 12/15/14	285,000	301,387
Trimas Corp. (b) 9.750% 12/15/17	50,000	51,563
Tyco Electronics Group SA 6.000% 10/01/12	500,000	539,659
Tyco Electronics Group SA 6.550% 10/01/17	450,000	504,192
Tyco International Finance SA 8.500% 1/15/19	215,000	272,720
		2,944,394
Media – 2.7%
CBS Corp. (e) 7.875% 7/30/30	100,000	113,503
Clear Channel Worldwide Holdings, Inc. (b) 9.250% 12/15/17	50,000	53,375
Clear Channel Worldwide Holdings, Inc. (b) 9.250% 12/15/17	300,000	321,375
Comcast Corp. 6.400% 5/15/38	465,000	485,602
Cox Communications, Inc. 6.750% 3/15/11	130,000	135,713
Echostar DBS Corp. 6.625% 10/01/14	305,000	308,050
Gannett Co. Inc. (b) 8.750% 11/15/14	50,000	55,000
Gannett Co. Inc. (b) 9.375% 11/15/17	200,000	219,000
LIN Television Corp. (b) 8.375% 4/15/18	255,000	263,288
The McClatchy Co. (b) 11.500% 2/15/17	400,000	428,000
McGraw-Hill Cos., Inc. (e) 5.375% 11/15/12	1,095,000	1,188,977
Mediacom Broadband LLC 8.500% 10/15/15	300,000	308,250
NBC Universal, Inc. (b) 5.150% 4/30/20	500,000	505,835
NBC Universal, Inc. (b) 6.400% 4/30/40	275,000	283,974
News America, Inc. 6.900% 8/15/39	325,000	363,271
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (b) 8.875% 4/15/17	125,000	127,500
Rogers Communications, Inc. 7.500% 8/15/38	135,000	164,542
Sinclair Television Group, Inc. (b) 9.250% 11/01/17	375,000	398,438
Thomson Corp. (e) 5.700% 10/01/14	855,000	949,541
Time Warner Cable, Inc. 6.750% 6/15/39	155,000	167,537
Time Warner Cable, Inc. 7.500% 4/01/14	355,000	411,870
Time Warner, Inc. 5.875% 11/15/16	235,000	260,932
Univision Communications, Inc. (b) 12.000% 7/01/14	75,000	82,875
Videotron Ltd. 9.125% 4/15/18	280,000	310,800
		7,907,248
Metal Fabricate & Hardware – 0.1%
The Timken Co. 6.000% 9/15/14	275,000	295,770
Mining – 1.0%
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	430,000	475,123
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	330,000	425,163
Teck Resources Ltd. 9.750% 5/15/14	275,000	334,125
Teck Resources Ltd. (e) 10.250% 5/15/16	700,000	843,500
Teck Resources Ltd. 10.750% 5/15/19	275,000	342,375
Vale Overseas Ltd. 6.250% 1/23/17	465,000	509,960
Vale Overseas Ltd. 6.875% 11/10/39	85,000	89,183
		3,019,429
Office Equipment/Supplies – 0.2%
Xerox Corp. 4.250% 2/15/15	200,000	204,407
Xerox Corp. 5.500% 5/15/12	305,000	325,310
Xerox Corp. 8.250% 5/15/14	65,000	76,128
		605,845

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Office Furnishings – 0.5%
Herman Miller, Inc. 7.125% 3/15/11	$475,000	$474,537
Steelcase, Inc. (e) 6.500% 8/15/11	900,000	923,322
		1,397,859
Oil & Gas – 1.8%
Chaparral Energy, Inc. 8.500% 12/01/15	152,000	148,200
Coffeyville Resources LLC / Coffeyville Finance, Inc. (b) 9.000% 4/01/15	250,000	255,000
Devon Energy Corp. 6.300% 1/15/19	170,000	194,434
Mariner Energy, Inc. 11.750% 6/30/16	250,000	320,000
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	300,000	340,125
Motiva Enterprises LLC (b) 5.750% 1/15/20	300,000	321,588
Motiva Enterprises LLC (b) 6.850% 1/15/40	240,000	267,014
Pemex Project Funding Master Trust 6.625% 6/15/38	351,000	342,367
The Premcor Refining Group, Inc. 6.750% 5/01/14	380,000	388,550
SandRidge Energy, Inc. (b) 8.750% 1/15/20	300,000	301,500
Southwestern Energy Co. 7.500% 2/01/18	135,000	147,487
Stone Energy Corp. 8.625% 2/01/17	300,000	296,250
Talisman Energy, Inc. 7.750% 6/01/19	285,000	347,622
Tesoro Corp. 6.500% 6/01/17	180,000	169,200
Transocean, Inc., Convertible 1.500% 12/15/37	280,000	270,200
Valero Energy Corp. 4.500% 2/01/15	325,000	333,495
Valero Energy Corp. 6.125% 2/01/20	280,000	290,779
XTO Energy, Inc. 4.900% 2/01/14	340,000	372,351
XTO Energy, Inc. 6.250% 4/15/13	115,000	129,062
		5,235,224
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	400,000	352,520
Packaging & Containers – 0.8%
Berry Plastics Corp. 8.875% 9/15/14	400,000	393,000
Crown Americas LLC/Crown Americas Capital Corp. 7.625% 11/15/13	28,000	28,875
Packaging Corporation of America 5.750% 8/01/13	275,000	295,802
Pactiv Corp. 5.875% 7/15/12	295,000	314,826
Pactiv Corp. 6.400% 1/15/18	260,000	279,376
Plastipak Holdings, Inc. (b) 10.625% 8/15/19	50,000	55,562
Pregis Corp. 12.375% 10/15/13	360,000	363,600
Sealed Air Corp. (b) 5.625% 7/15/13	225,000	238,462
Silgan Holdings, Inc. 7.250% 8/15/16	200,000	208,500
Solo Cup Co. 10.500% 11/01/13	50,000	53,250
		2,231,253
Pipelines – 2.6%
Atlas Pipeline Partners LP 8.125% 12/15/15	300,000	295,500
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	250,000	267,124
Crosstex Energy LP / Crosstex Energy Finance Corp. (b) 8.875% 2/15/18	200,000	208,000
DCP Midstream LLC (b) 9.750% 3/15/19	50,000	65,106
Duke Energy Field Services Corp. 7.875% 8/16/10	175,000	178,425
Enbridge, Inc. (e) 5.800% 6/15/14	1,040,000	1,158,576
Enogex LLC (b) (e) 6.875% 7/15/14	825,000	894,442
Enterprise Products Operating LP 7.500% 2/01/11	100,000	104,451
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	225,000	239,186
Kern River Funding Corp. (b) 4.893% 4/30/18	114,406	121,567
Kinder Morgan Energy Partners LP 6.000% 2/01/17	110,000	120,643
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	90,028
Kinder Morgan Energy Partners LP 6.950% 1/15/38	515,000	574,599
Kinder Morgan Finance Co. 5.700% 1/05/16	360,000	354,600
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.875% 11/01/14	30,000	29,400
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	115,000	120,991
Plains All American Pipeline LP 5.625% 12/15/13	305,000	330,526
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	510,000	556,009
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	340,000	374,390
Southern Natural Gas Co. (b) 5.900% 4/01/17	320,000	339,289
Texas Eastern Transmission LP (b) 6.000% 9/15/17	385,000	422,768
TransCanada PipeLines Ltd. 6.200% 10/15/37	200,000	213,233
Williams Partners LP (b) 5.250% 3/15/20	510,000	524,561
		7,583,414

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) – 0.3%
Senior Housing Properties Trust 8.625% 1/15/12	$45,000	$47,138
Simon Property Group LP 4.200% 2/01/15	100,000	101,541
Simon Property Group LP 5.650% 2/01/20	210,000	216,319
Weingarten Realty Investors Series A 4.857% 1/15/14	650,000	655,304
		1,020,302
Retail – 1.4%
The Bon-Ton Department Stores, Inc. 10.250% 3/15/14	360,000	364,500
CVS Caremark Corp. 6.125% 9/15/39	225,000	230,731
CVS Pass-Through Trust (b) 7.507% 1/10/32	19,933	23,045
J.C. Penney Corp., Inc. 7.950% 4/01/17	375,000	430,312
Macy's Retail Holdings, Inc. 7.500% 6/01/15	425,000	463,250
McDonald's Corp. 6.300% 10/15/37	295,000	330,478
Michaels Stores, Inc. 11.375% 11/01/16	500,000	546,250
Nebraska Book Co., Inc. 8.625% 3/15/12	300,000	288,000
Nordstrom, Inc. 6.750% 6/01/14	135,000	154,601
OSI Restaurant Partners, Inc. 10.000% 6/15/15	220,000	226,600
Phillips-Van Heusen Corp. 7.375% 5/15/20	125,000	128,125
Quiksilver, Inc. 6.875% 4/15/15	275,000	253,344
Rite Aid Corp. 10.250% 10/15/19	75,000	81,938
Wal-Mart Stores, Inc. 5.625% 4/01/40	505,000	516,431
		4,037,605
Savings & Loans – 0.4%
Glencore Funding LLC (b) 6.000% 4/15/14	545,000	573,272
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (e) 9.750% 4/01/17	580,000	452,400
LBI Escrow Corp. (b) 8.000% 11/01/17	180,000	186,525
Washington Mutual Bank (e) (f) 5.650% 8/15/14	1,225,000	12,250
		1,224,447
Semiconductors – 0.6%
Advanced Micro Devices, Inc. (b) 8.125% 12/15/17	360,000	370,800
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (b) 10.500% 4/15/18	125,000	131,875
Micron Technology, Inc., Convertible (e) 1.875% 6/01/14	1,500,000	1,387,500
		1,890,175
Software – 0.6%
CA, Inc. 5.375% 12/01/19	135,000	140,790
First Data Corp. 9.875% 9/24/15	340,000	311,100
Fiserv, Inc. (e) 6.125% 11/20/12	905,000	987,958
Oracle Corp. 6.125% 7/08/39	220,000	240,185
		1,680,033
Telecommunications – 3.5%
America Movil SAB de CV (b) 5.000% 3/30/20	175,000	176,202
America Movil SAB de CV (b) 6.125% 3/30/40	180,000	179,180
AT&T, Inc. (e) 6.500% 9/01/37	635,000	676,524
British Telecom PLC STEP 9.625% 12/15/30	50,000	64,342
CenturyTel, Inc. 6.150% 9/15/19	195,000	195,518
Cisco Systems, Inc. 5.500% 1/15/40	400,000	396,495
Cricket Communications, Inc. 9.375% 11/01/14	500,000	516,875
Deutsche Telekom International Finance BV STEP (e) 8.750% 6/15/30	90,000	116,424
Embarq Corp. 7.082% 6/01/16	210,000	231,594
Embarq Corp. 7.995% 6/01/36	305,000	326,584
Frontier Communications Corp. 8.125% 10/01/18	450,000	461,250
GeoEye, Inc. (b) 9.625% 10/01/15	125,000	130,156
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/14	440,000	453,200
Intelsat Bermuda Ltd. 9.250% 6/15/16	455,000	467,512
Level 3 Financing, Inc. (b) 10.000% 2/01/18	300,000	295,500
Qwest Corp. 7.875% 9/01/11	455,000	482,869
Qwest Corp. (e) 8.875% 3/15/12	1,330,000	1,453,025
Rogers Communications, Inc. 6.800% 8/15/18	560,000	645,593
Rogers Wireless Communications, Inc. 7.500% 3/15/15	30,000	35,333
Sprint Capital Corp. 6.900% 5/01/19	415,000	392,694
Telecom Italia Capital 6.000% 9/30/34	80,000	70,875
Telecom Italia Capital 6.175% 6/18/14	475,000	510,290
Verizon Communications, Inc. 8.950% 3/01/39	150,000	206,899
Verizon Virginia, Inc., Series A (e) 4.625% 3/15/13	550,000	582,234
Viasat, Inc. (b) 8.875% 9/15/16	240,000	245,700
Virgin Media Finance PLC 9.125% 8/15/16	340,000	362,950

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Windstream Corp. 8.625% 8/01/16	$460,000	$470,925
		10,146,743
Transportation – 0.6%
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	176,498
Canadian National Railway Co. 6.375% 11/15/37	305,000	346,929
Con-way, Inc. 8.875% 5/01/10	270,000	270,000
RailAmerica, Inc. 9.250% 7/01/17	425,000	457,937
Ryder System, Inc. 5.000% 6/15/12	225,000	236,603
Union Pacific Corp. 5.750% 11/15/17	225,000	244,760
		1,732,727
Trucking & Leasing – 0.6%
GATX Corp. 4.750% 5/15/15	115,000	115,743
GATX Corp. (e) 8.750% 5/15/14	630,000	739,057
TTX Co. (b) (e) 4.500% 12/15/10	905,000	906,358
		1,761,158
TOTAL CORPORATE DEBT (Cost $131,738,911)		137,767,693
MUNICIPAL OBLIGATIONS – 0.5%
Access Group, Inc., Delaware 1.150% 9/01/37	315,000	283,500
North Texas Tollway Authority (e) 6.718% 1/01/49	870,000	943,515
State of California 5.950% 4/01/16	225,000	237,814
State of California 7.550% 4/01/39	125,000	138,017
TOTAL MUNICIPAL OBLIGATIONS (Cost $1,506,359)		1,602,846
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.2%
Automobile ABS – 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (b) 0.396% 8/20/13	475,000	442,602
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (b) 0.476% 3/20/12	575,000	567,130
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	257,911	259,270
		1,269,002
Commercial MBS – 6.1%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (e) 5.935% 2/10/51	1,435,000	1,461,461
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	950,000	969,048
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	500,000	510,567
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (e) 5.205% 2/11/44	1,200,000	1,233,487
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 (e) 5.330% 1/12/45	680,000	699,703
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN (e) 5.694% 6/11/50	635,000	644,957
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	750,000	754,391
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A (e) 5.237% 12/11/49	825,000	839,710
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN (e) 6.010% 12/10/49	1,040,000	1,065,373
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	625,000	643,363
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) (e) 6.422% 2/15/41	1,220,000	586,929
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN (e) 5.408% 5/15/41	1,050,000	1,080,819
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	880,000	887,037
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	880,000	860,669
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	770,000	753,699

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (e) 5.610% 4/15/49	$1,240,000	$1,276,304
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.458% 1/11/43	650,000	696,776
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 6.072% 8/15/39	725,000	760,998
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 (e) 5.509% 4/15/47	1,335,000	1,278,592
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (e) 6.055% 2/15/51	815,000	842,001
		17,845,884
Home Equity ABS – 0.4%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.623% 7/25/35	444,304	408,677
Bear Stearns Asset Backed Securities Trust, Series 2006-EC1, Class A2 FRN 0.483% 12/25/35	168,018	163,284
Bear Stearns Asset Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.853% 12/25/34	173,863	152,583
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.863% 2/25/35	351,972	297,988
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	442	439
Novastar Home Equity Loan, Series 2007-2, Class A2A FRN 0.353% 9/25/37	264,774	257,574
		1,280,545
Student Loans ABS – 1.8%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.544% 12/27/16	197,552	197,475
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $610,500), Series 2005-2A, Class 2B1 FRN (b) (c) (e) 1.254% 9/20/10	600,000	601,500
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.363% 5/25/36	197,254	191,383
Chase Education Loan Trust, Series 2007-A, Class A1 FRN (e) 0.298% 3/28/17	699,815	695,172
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (b) (c) (e) 0.871% 6/20/14	1,175,000	675,508
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.687% 9/16/24	550,000	481,250
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.716% 7/27/20	680,788	679,310
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 1.728% 3/15/28	500,000	485,625
SLM Student Loan Trust, Series 2003-2, Class A9 FRN 1.736% 9/15/28	250,000	241,250
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.745% 12/15/16	325,000	324,791
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.745% 9/15/28	550,000	517,000
SLM Student Loan Trust, Series 2003-2, Class A8 FRN 1.747% 9/15/28	215,000	207,475
		5,297,739
WL Collateral CMO – 1.5%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.336% 7/20/36	284,783	273,531
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.921% 8/25/34	185,702	169,313
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	26,311	22,871
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.763% 9/25/33	18,112	14,381
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 3.749% 8/25/34	42,375	38,837
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.446% 1/19/38	854,130	516,227
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN (e) 0.373% 5/25/37	919,888	455,303

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 3.589% 8/25/34	$78,473	$55,990
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.513% 8/25/36	342,126	219,687
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 2.814% 2/25/34	295,684	281,166
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 3.549% 7/25/33	5,164	4,977
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.587% 2/25/34	10,036	9,247
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 3.236% 2/25/34	561	513
Morgan Stanley Reremic Trust 3.000% 7/17/56	577,720	574,653
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN (e) 0.443% 6/25/46	1,567,878	591,597
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN (e) 0.453% 4/25/46	993,003	534,594
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.965% 3/25/34	42,337	38,267
Structured Asset Securities Corp., Series 2003-7H, Class A1II (e) 6.500% 3/25/33	281,494	295,841
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	89,913	89,979
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.861% 4/25/44	123,343	75,532
		4,262,506
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN (e) 2.879% 6/25/32	42,251	37,240
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,590,580)		29,992,916
SOVEREIGN DEBT OBLIGATIONS – 0.5%
Brazilian Government International Bond 5.875% 1/15/19	564,000	605,454
Colombia Government International Bond 7.375% 3/18/19	282,000	324,300
Poland Government International Bond 6.375% 7/15/19	320,000	351,680
Republic of Brazil International Bond 5.625% 1/07/41	235,000	222,663
United Mexican States 8.375% 1/14/11	90,000	94,680
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,483,187)		1,598,777
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 35.0%
Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	61,550	68,215
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	28,640	32,173
		100,388
Pass-Through Securities – 34.9%
Federal Home Loan Mortgage Corp.
Pool #522294 1.625% 4/15/13	2,500,000	2,496,933
Pool #G11476 5.000% 11/01/18	233,181	249,121
Pool #B16010 5.000% 8/01/19	8,417	8,987
Pool #B17058 5.000% 9/01/19	23,735	25,328
Pool #B17494 5.000% 12/01/19	72,480	77,321
Pool #B14584 5.000% 1/01/20	360,525	384,606
Pool #B18677 5.000% 1/01/20	22,246	23,732
Pool #C01283 5.500% 11/01/31	53,318	56,748
Pool #E89199 6.000% 4/01/17	16,055	17,396
Pool #G11431 6.000% 2/01/18	3,364	3,642
Pool #E00856 7.000% 9/01/31	6,088	6,792
Pool #C80207 7.500% 9/01/24	3,357	3,681
Pool #C00530 7.500% 7/01/27	4,247	4,668
Pool #C00563 7.500% 11/01/27	14,540	15,985
Pool #C00612 7.500% 4/01/28	1,066	1,172
Pool #C55867 7.500% 2/01/30	14,807	16,266
Federal Home Loan Mortgage Corp. TBA(g) Pool #4683 4.500% 9/01/38	16,447,000	16,581,916
Federal National Mortgage Association
Pool #888586 3.628% 10/01/34	967,820	1,013,248
Pool #725692 3.724% 10/01/33	402,814	419,947
Pool #675713 5.000% 3/01/18	147,727	157,664
Pool #735010 5.000% 11/01/19	874,694	932,710
Pool #671272 5.500% 11/01/32	60,451	64,147
Pool #686534 5.500% 3/01/33	36,903	39,159

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #721406 5.500% 6/01/33	$8,384	$8,896
Pool #555880 5.500% 11/01/33	537,876	570,674
Pool #725503 5.500% 6/01/34	145,533	154,271
Pool #785171 5.500% 7/01/34	25,210	26,704
Pool #792231 5.500% 10/01/34	179,964	190,628
Pool #255458 5.500% 11/01/34	189,797	201,044
Pool #735141 5.500% 1/01/35	127,884	135,462
Pool #796781 5.500% 1/01/35	203,687	215,598
Pool #811127 5.500% 2/01/35	62,546	66,204
Pool #812016 5.500% 2/01/35	127,374	134,822
Pool #812908 5.500% 2/01/35	55,402	58,642
Pool #813109 5.500% 2/01/35	424,649	449,481
Pool #815400 5.500% 2/01/35	17,590	18,618
Pool #735224 5.500% 2/01/35	962,251	1,020,023
Pool #803355 5.500% 3/01/35	62,633	66,296
Pool #255631 5.500% 3/01/35	1,786,159	1,890,608
Pool #825454 5.500% 6/01/35	3,633,328	3,859,985
Pool #832972 5.500% 9/01/35	699,661	743,308
Pool #522294 5.625% 7/15/37 (e)	2,715,000	2,937,196
Pool #253880 6.500% 7/01/16	9,403	10,162
Pool #575579 7.500% 4/01/31	29,674	32,582
Pool #535996 7.500% 6/01/31	5,026	5,519
Federal National Mortgage Association TBA(g) Pool #23947 5.000% 11/01/35	26,950,000	27,893,250
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	5,242	5,787
Pool #587280 6.500% 9/15/32	5,607	6,189
Pool #550659 6.500% 9/15/35	145,763	159,947
Pool #538689 6.500% 12/15/35	77,521	84,580
Pool #780651 7.000% 10/15/27	5,657	6,287
Pool #462384 7.000% 11/15/27	3,757	4,170
Pool #482668 7.000% 8/15/28	2,958	3,281
Pool #506914 7.000% 5/15/29	67,030	74,390
Pool #506804 7.000% 5/15/29	20,881	23,181
Pool #581417 7.000% 7/15/32	9,685	10,762
Pool #591581 7.000% 8/15/32	1,049	1,165
Pool #423836 8.000% 8/15/26	2,082	2,290
Pool #444619 8.000% 3/15/27	12,807	14,100
Government National Mortgage Association TBA
Pool #5745 4.500% 3/01/39 (g)	12,682,000	12,873,220
Pool #11786 5.000% 5/01/38 (g)	24,708,000	25,758,090
New Valley Generation IV 4.687% 1/15/22	70,505	71,498
		102,390,079
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $100,737,869)		102,490,467
U.S. TREASURY OBLIGATIONS – 3.7%
U.S. Treasury Bonds & Notes – 3.7%
U.S. Treasury Bond (e) 4.375% 2/15/38	1,953,000	1,914,398
U.S. Treasury Bond (e) 5.375% 2/15/31	1,375,000	1,561,699
U.S. Treasury Note 2.500% 3/31/13	3,575,000	3,685,043
U.S. Treasury Note 2.625% 2/29/16	550,000	545,875
U.S. Treasury Note (e) 3.500% 2/15/18	3,055,000	3,103,450
		10,810,465
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,299,704)		10,810,465
TOTAL BONDS & NOTES (Cost $278,356,610)		284,263,164
TOTAL LONG-TERM INVESTMENTS (Cost $279,164,203)		284,900,606
SHORT-TERM INVESTMENTS – 29.7%
Commercial Paper – 29.7% (h)
BMW US Capital LLC (b) 0.340% 5/25/10	7,250,000	7,248,357
CVS Caremark Corp. (b) 0.300% 5/06/10	7,000,000	6,999,708
Duke Energy Corp. (b) 0.280% 5/17/10	2,515,000	2,514,687
Eaton Corp. (b) 0.320% 6/08/10	1,985,000	1,984,329
ERAC USA Finance Co. (b) 0.350% 5/11/10	5,000,000	4,999,514
FPL Group Capital, Inc. (b) 0.330% 5/12/10	5,240,000	5,239,472
Nissan Motor Acceptance Corp. (b) 0.350% 5/24/10	7,130,000	7,128,406
Omnicom Capital, Inc. (b) 0.430% 5/18/10	7,250,000	7,248,528
Pacific Gas & Elec Co. (b) 0.300% 5/04/10	3,190,000	3,189,920
Ryder System, Inc. 0.290% 5/07/10	7,300,000	7,299,647
SABMiller PLC 0.330% 5/10/10	5,635,000	5,634,535
Safeway, Inc. 0.300% 5/19/10	7,250,000	7,248,912
The Stanley Works (b) 0.300% 5/14/10	6,410,000	6,409,306
Volkswagen of America (b) 0.280% 5/03/10	4,785,000	4,784,926
Wellpoint, Inc. (b) 0.280% 6/01/10	5,000,000	4,998,794
Xcel Energy, Inc. (b) 0.320% 6/01/10	4,000,000	3,998,898
		86,927,939
Time Deposits – 0.0%
Euro Time Deposit 0.010% 5/03/10	5,104	5,104
TOTAL SHORT-TERM INVESTMENTS (Cost $86,933,043)		86,933,043

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Principal Amount	Value
TOTAL INVESTMENTS – 126.8% (Cost $366,097,246) (i)	$371,833,649
Other Assets/ (Liabilities) – (26.8)%	(78,686,683)
NET ASSETS – 100.0%	$293,146,966

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Collateralized Synthetic Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to a value of $94,206,115 or 32.14% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At April 30, 2010, these securities amounted to a value of $1,859,771 or 0.63% of net assets.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At April 30, 2010, these securities amounted to a value of $109,150 or 0.04% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 98.7%
CORPORATE DEBT – 98.7%
Advertising – 0.4%
Lamar Media Corp. (a) 7.875% 4/15/18	$750,000	$766,875
Aerospace & Defense – 1.0%
DAE Aviation Holdings, Inc. (a) 11.250% 8/01/15	1,775,000	1,770,563
Apparel – 2.4%
Levi Strauss & Co. (a) 7.625% 5/15/20	3,000,000	3,030,000
Levi Strauss & Co. 9.750% 1/15/15	1,205,000	1,266,756
		4,296,756
Auto Manufacturers – 1.5%
Ford Motor Co. 7.450% 7/16/31	2,810,000	2,613,300
Auto Parts & Equipment – 1.8%
Affinia Group, Inc. (a) 9.000% 11/30/14	1,910,000	1,898,062
Cooper- Standard Automotive, Inc. (a) 8.500% 5/01/18	1,300,000	1,300,000
		3,198,062
Automotive & Parts – 2.9%
American Axle & Manufacturing, Inc. 7.875% 3/01/17	1,500,000	1,428,750
Exide Technologies 10.500% 3/15/13	850,000	870,187
The Goodyear Tire & Rubber Co. 10.500% 5/15/16	1,305,000	1,453,444
Titan International, Inc. 8.000% 1/15/12	1,290,000	1,302,900
		5,055,281
Banks – 0.5%
GMAC, Inc. 6.750% 12/01/14	970,000	967,575
Building Materials – 0.9%
Interline Brands, Inc. 8.125% 6/15/14	1,510,000	1,515,663
Coal – 0.6%
International Coal Group, Inc. 9.125% 4/01/18	1,000,000	1,035,000
Commercial Services – 6.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a) 9.625% 3/15/18	475,000	513,000
Cenveo Corp. (a) 10.500% 8/15/16	1,790,000	1,870,550
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	445,000	450,006
Hertz Corp. 10.500% 1/01/16	1,700,000	1,823,250
Iron Mountain, Inc. 8.375% 8/15/21	200,000	211,250
Iron Mountain, Inc. 8.750% 7/15/18	1,530,000	1,616,063
Rental Service Corp. 9.500% 12/01/14	1,770,000	1,818,675
Ticketmaster Entertainment, Inc. (a) 10.750% 8/01/16	900,000	1,012,500
United Rentals North America, Inc. 10.875% 6/15/16	525,000	590,625
Valassis Communications, Inc. 8.250% 3/01/15	980,000	1,035,125
		10,941,044
Diversified Financial – 7.6%
American General Finance Corp. 5.375% 10/01/12	900,000	833,283
American General Finance Corp. 6.500% 9/15/17	1,170,000	959,271
Cemex Finance LLC (a) 9.500% 12/14/16	1,040,000	1,050,400
CIT Group, Inc. 7.000% 5/01/15	3,179,565	3,032,510
Ford Motor Credit Co. LLC 8.000% 6/01/14	990,000	1,040,527
International Lease Finance Corp. 5.875% 5/01/13	1,875,000	1,770,343
International Lease Finance Corp. (a) 8.625% 9/15/15	700,000	691,250
Nuveen Investments, Inc. 10.500% 11/15/15	1,000,000	1,000,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (a) 9.250% 4/01/15	425,000	442,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (a) 10.625% 4/01/17	1,695,000	1,822,125
Susser Holdings LLC/Susser Finance Corp. (a) 8.500% 5/15/16	900,000	889,605
		13,531,314
Electric – 2.6%
Energy Future Holdings Corp. (a) 10.000% 1/15/20	1,115,000	1,170,750
Intergen NV (a) 9.000% 6/30/17	1,680,000	1,755,600
NRG Energy, Inc. 7.375% 2/01/16	560,000	554,400
NRG Energy, Inc. 8.500% 6/15/19	850,000	863,812
Texas Competitive Electric Holdings Co. LLC, Series B 10.250% 11/01/15	425,000	318,750
		4,663,312
Electronics – 2.4%
NXP BV/NXP Funding LLC 9.500% 10/15/15	2,200,000	2,161,500
Sanmina-SCI Corp. 8.125% 3/01/16	930,000	941,625
Viasystems, Inc. (a) 12.000% 1/15/15	1,000,000	1,097,500
		4,200,625
Energy — Alternate Sources – 1.2%
Headwaters, Inc. 11.375% 11/01/14	2,030,000	2,146,725

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment – 2.7%
AMC Entertainment, Inc. 8.750% 6/01/19	$1,525,000	$1,616,500
Seneca Gaming Corp. 7.250% 5/01/12	1,435,000	1,427,825
Tunica-Biloxi Gaming Authority (a) 9.000% 11/15/15	1,835,000	1,745,544
		4,789,869
Environmental Controls – 0.8%
Waste Services, Inc. 9.500% 4/15/14	1,399,000	1,437,473
Foods – 0.5%
Great Atlantic & Pacific Tea Co. (a) 11.375% 8/01/15	880,000	871,200
Forest Products & Paper – 1.7%
Newark Group, Inc. (b) 9.750% 3/15/14	2,085,000	1,188,450
Verso Paper Holdings LLC/Verso Paper, Inc. 11.375% 8/01/16	1,930,000	1,847,975
		3,036,425
Hand & Machine Tools – 0.3%
Thermadyne Holdings Corp. 9.250% 2/01/14	460,000	469,200
Health Care — Products – 0.7%
Inverness Medical Innovations, Inc. 9.000% 5/15/16	1,250,000	1,275,000
Health Care — Services – 4.9%
Apria Healthcare Group, Inc. (a) 11.250% 11/01/14	675,000	741,656
Apria Healthcare Group, Inc. (a) 12.375% 11/01/14	1,000,000	1,105,000
Community Health Systems, Inc. 8.875% 7/15/15	1,995,000	2,094,750
HCA, Inc. 6.500% 2/15/16	575,000	559,906
HCA, Inc. 9.250% 11/15/16	1,675,000	1,811,094
National Mentor Holdings, Inc. 11.250% 7/01/14	950,000	950,000
Tenet Healthcare Corp. (a) 10.000% 5/01/18	1,270,000	1,446,213
		8,708,619
Holding Company — Diversified – 1.4%
Kansas City Southern Railway 8.000% 6/01/15	1,270,000	1,343,025
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 8.500% 5/15/18	1,200,000	1,209,000
		2,552,025
Household Products – 1.2%
ACCO Brands Corp. (a) 10.625% 3/15/15	1,410,000	1,561,575
JohnsonDiversey, Inc. (a) 8.250% 11/15/19	530,000	556,500
		2,118,075
Iron & Steel – 0.7%
Tube City IMS Corp. 9.750% 2/01/15	1,285,000	1,297,850
Leisure Time – 2.5%
Easton-Bell Sports, Inc. (a) 9.750% 12/01/16	1,970,000	2,098,050
Sabre Holdings Corp. 8.350% 3/15/16	2,465,000	2,378,725
		4,476,775
Lodging – 4.7%
Boyd Gaming Corp. 6.750% 4/15/14	500,000	462,500
Boyd Gaming Corp. 7.125% 2/01/16	1,350,000	1,208,250
Harrah's Operating Escrow LLC/Harrahs Escrow Corp 11.250% 6/01/17	3,025,000	3,297,250
MGM Mirage 5.875% 2/27/14	3,540,000	3,124,050
MGM Mirage (a) 9.000% 3/15/20	160,000	168,000
		8,260,050
Machinery — Diversified – 0.5%
Stewart & Stevenson LLC 10.000% 7/15/14	945,000	911,925
Manufacturing – 2.5%
Eastman Kodak Co. (a) 9.750% 3/01/18	1,500,000	1,563,750
Polypore, Inc. 8.750% 5/15/12	1,490,000	1,491,862
Reddy Ice Corp. (a) 13.250% 11/01/15	855,000	872,100
Trimas Corp. (a) 9.750% 12/15/17	400,000	412,500
		4,340,212
Media – 9.3%
Allbritton Communications Co. (a) 8.000% 5/15/18	600,000	600,000
Clear Channel Worldwide Holdings, Inc. (a) 9.250% 12/15/17	275,000	293,563
Clear Channel Worldwide Holdings, Inc. (a) 9.250% 12/15/17	2,075,000	2,222,844
Gannett Co. Inc. (a) 9.375% 11/15/17	1,625,000	1,779,375
LIN Television Corp. (a) 8.375% 4/15/18	1,050,000	1,084,125
The McClatchy Co. (a) 11.500% 2/15/17	1,500,000	1,605,000
Mediacom Broadband LLC 8.500% 10/15/15	2,345,000	2,409,487
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (a) 8.875% 4/15/17	1,600,000	1,632,000
Sinclair Television Group, Inc. (a) 9.250% 11/01/17	2,250,000	2,390,625
Univision Communications, Inc. (a) 12.000% 7/01/14	480,000	530,400
Videotron Ltd. 9.125% 4/15/18	1,665,000	1,848,150
		16,395,569
Oil & Gas – 4.8%
ATP Oil & Gas Corp/United States (a) 11.875% 5/01/15	1,415,000	1,411,462
Chaparral Energy, Inc. 8.500% 12/01/15	1,400,000	1,365,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Coffeyville Resources LLC / Coffeyville Finance, Inc. (a) 9.000% 4/01/15	$800,000	$816,000
Mariner Energy, Inc. 11.750% 6/30/16	1,350,000	1,728,000
SandRidge Energy, Inc. (a) 8.750% 1/15/20	1,650,000	1,658,250
Stone Energy Corp. 8.625% 2/01/17	1,500,000	1,481,250
		8,459,962
Packaging & Containers – 2.2%
Berry Plastics Corp. 8.875% 9/15/14	1,175,000	1,154,438
Packaging Dynamics Finance Corp. (a) 10.000% 5/01/16	2,370,000	1,771,575
Plastipak Holdings, Inc. (a) 10.625% 8/15/19	205,000	227,806
Pregis Corp. 12.375% 10/15/13	765,000	772,650
		3,926,469
Pipelines – 2.0%
Atlas Pipeline Partners LP 8.125% 12/15/15	2,030,000	1,999,550
Crosstex Energy LP / Crosstex Energy Finance Corp. (a) 8.875% 2/15/18	1,200,000	1,248,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.875% 11/01/14	345,000	338,100
		3,585,650
Retail – 4.7%
The Bon-Ton Department Stores, Inc. 10.250% 3/15/14	1,525,000	1,544,063
Michaels Stores, Inc. 11.375% 11/01/16	1,625,000	1,775,312
Nebraska Book Co., Inc. 8.625% 3/15/12	1,370,000	1,315,200
OSI Restaurant Partners, Inc. (a) 10.000% 6/15/15	950,000	978,500
Quiksilver, Inc. 6.875% 4/15/15	1,720,000	1,584,550
Rite Aid Corp. 10.250% 10/15/19	1,050,000	1,147,125
		8,344,750
Savings & Loans – 1.5%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	2,180,000	1,700,400
LBI Escrow Corp. (a) 8.000% 11/01/17	1,000,000	1,036,250
		2,736,650
Semiconductors – 3.9%
Advanced Micro Devices, Inc. (a) 8.125% 12/15/17	1,780,000	1,833,400
Freescale Semiconductor, Inc. (a) 9.250% 4/15/18	900,000	936,000
Freescale Semiconductor, Inc. 10.125% 12/15/16	1,755,000	1,686,994
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (a) 10.500% 4/15/18	2,270,000	2,394,850
		6,851,244
Software – 1.8%
First Data Corp. 9.875% 9/24/15	1,925,000	1,761,375
First Data Corp. 11.250% 3/31/16	1,600,000	1,336,000
		3,097,375
Telecommunications – 10.6%
Cricket Communications, Inc. 9.375% 11/01/14	1,930,000	1,995,138
GeoEye, Inc. (a) 9.625% 10/01/15	1,575,000	1,639,969
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/14	885,000	911,550
Intelsat Bermuda Ltd. 9.250% 6/15/16	2,085,000	2,142,337
Level 3 Financing, Inc. (a) 10.000% 2/01/18	2,200,000	2,167,000
Sprint Capital Corp. 6.900% 5/01/19	2,570,000	2,431,862
Viasat, Inc. (a) 8.875% 9/15/16	1,550,000	1,586,813
Virgin Media Finance PLC 9.125% 8/15/16	2,610,000	2,786,175
West Corp. 11.000% 10/15/16	850,000	911,625
Windstream Corp. 8.625% 8/01/16	2,103,000	2,152,946
		18,725,415
Transportation – 0.8%
RailAmerica, Inc. 9.250% 7/01/17	1,350,000	1,454,625
TOTAL CORPORATE DEBT (Cost $169,736,078)		174,824,502
TOTAL BONDS & NOTES (Cost $169,736,078)		174,824,502
TOTAL LONG-TERM INVESTMENTS (Cost $169,736,078)		174,824,502
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Euro Time Deposit 0.010% 5/03/10	1,296,950	1,296,950
TOTAL SHORT-TERM INVESTMENTS (Cost $1,296,950)		1,296,950
TOTAL INVESTMENTS – 99.4% (Cost $171,033,028) (c)		176,121,452
Other Assets/ (Liabilities) – 0.6%		1,119,624
NET ASSETS – 100.0%		$177,241,076

Notes to Portfolio of Investments
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to a value of $67,275,675 or 37.96% of net assets.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At April 30, 2010, these securities amounted to a value of $1,188,450 or 0.67% of net assets.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 97.6%
CORPORATE DEBT – 20.4%
Banks – 13.9%
Depfa ACS Bank JPY (a) 1.650% 12/20/16	$40,000,000	$362,675
Eksportfinans A/S EUR (a) 4.750% 6/11/13	525,000	751,636
KFW JPY (a) 2.050% 2/16/26	92,000,000	988,388
Landwirtschaftliche Rentenbank JPY (a) 1.500% 6/20/14	100,000,000	1,085,532
Rabobank Nederland NV GBP (a) 4.000% 9/10/15	200,000	314,722
Rabobank Nederland NV EUR (a) 4.250% 4/22/14	350,000	499,036
		4,001,989
Multi-National – 4.6%
International Bank for Reconstruction & Development Class E GBP (a) 5.400% 6/07/21	255,000	434,449
Nordic Investment Bank JPY (a) 1.700% 4/27/17	80,000,000	891,279
		1,325,728
Oil & Gas – 0.6%
BG Energy Capital PLC GBP (a) 5.125% 12/07/17	100,000	162,823
Savings & Loans – 1.3%
LCR Finance PLC GBP (a) 4.750% 12/31/10	245,000	384,652
TOTAL CORPORATE DEBT (Cost $5,895,838)		5,875,192
SOVEREIGN DEBT OBLIGATIONS – 77.2%
Belgium Government EUR (a) 4.000% 3/28/13	800,000	1,140,556
Bundesrepublik Deutschland EUR (a) 4.250% 7/04/14	400,000	586,037
Canada Government CAD (a) (b) 4.550% 12/15/12	530,000	551,220
Canadian Government Bond CAD (a) 2.000% 9/01/12	600,000	590,994
Canadian Government Bond CAD (a) 2.000% 12/01/14	850,000	807,916
Finland Government EUR (a) 4.250% 9/15/12	200,000	286,267
Finland Government Bond EUR (a) 3.125% 9/15/14	650,000	909,523
French Republic EUR (a) 3.500% 7/12/11	100,000	137,625
French Republic EUR (a) 5.750% 10/25/32	550,000	938,395
Hellenic Republic EUR (a) 3.600% 7/20/16	500,000	457,455
Italy Buoni Poliennali Del Tesoro EUR (a) 4.500% 2/01/18	700,000	992,893
Japan Government JPY (a) 1.700% 12/20/16	93,000,000	1,049,017
Japan Government JPY (a) 2.300% 3/19/26	100,000,000	1,109,265
Kingdom of Spain EUR (a) 3.800% 1/31/17	900,000	1,210,737
Kingdom of the Netherlands EUR (a) 4.250% 7/15/13	800,000	1,160,347
New South Wales Treasury Corp. AUD (a) 5.500% 8/01/14	300,000	276,554
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	715,000	647,605
Portugal Obrigacoes do Tesouro OT EUR (a) 3.350% 10/15/15	800,000	991,893
Republic of Austria EUR (a) 4.650% 1/15/18	890,000	1,314,385
Republic of Germany EUR (a) 4.750% 7/04/28	950,000	1,454,967
Republic of Ireland EUR (a) 4.600% 4/18/16	915,000	1,223,553
Republic of Poland PLN (a) 5.000% 10/24/13	2,300,000	785,626
Singapore Government Bond SGD (a) 2.500% 6/01/19	600,000	431,542
Spain Government Bond FRN EUR (a) 1.046% 3/17/15	150,000	194,664
United Kingdom Gilt GBP (a) 3.250% 12/07/11	350,000	555,473
United Kingdom Treasury GBP (a) 4.750% 3/07/20	600,000	981,042
United Kingdom Treasury Strip GBP (a) 0.000% 9/07/16	450,000	560,129
United Mexican States MXN (a) 8.000% 12/19/13	10,220,000	885,785
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $22,751,490)		22,231,465
TOTAL BONDS & NOTES (Cost $28,647,328)		28,106,657
TOTAL LONG-TERM INVESTMENTS (Cost $28,647,328)		28,106,657

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/10, 0.010%, due 5/03/10 (c)	$472,524	$472,524
TOTAL SHORT-TERM INVESTMENTS (Cost $472,524)	472,524
TOTAL INVESTMENTS – 99.2% (Cost $29,119,852) (d)	28,579,181
Other Assets/ (Liabilities) – 0.8%	217,059
NET ASSETS – 100.0%	$28,796,240

Notes to Portfolio of Investments
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SGD	Singapore Dollar
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to a value of $551,220 or 1.91% of net assets.
(c)	Maturity value of $472,524. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $485,118.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 54.5%
COMMON STOCK – 54.5%
Advertising – 0.1%
Interpublic Group of Companies, Inc. (a)	3,933	$35,043
Omnicom Group, Inc.	1,598	68,171
		103,214
Aerospace & Defense – 1.3%
The Boeing Co.	4,846	350,996
General Dynamics Corp.	2,248	171,657
Goodrich Corp.	363	26,927
L-3 Communications Holdings, Inc.	1,234	115,465
Lockheed Martin Corp.	2,061	174,958
Northrop Grumman Corp.	2,773	188,093
Raytheon Co.	3,346	195,072
Rockwell Collins, Inc.	957	62,205
United Technologies Corp.	5,392	404,131
		1,689,504
Agriculture – 0.9%
Altria Group, Inc.	10,341	219,126
Archer-Daniels- Midland Co.	3,726	104,104
Lorillard, Inc.	1,353	106,035
Philip Morris International, Inc.	12,496	613,304
Reynolds American, Inc.	1,812	96,797
		1,139,366
Airlines – 0.1%
Southwest Airlines Co.	7,216	95,107
Apparel – 0.3%
Nike, Inc. Class B	3,281	249,061
VF Corp.	1,260	108,889
		357,950
Auto Manufacturers – 0.3%
Ford Motor Co. (a)	25,332	329,822
Paccar, Inc.	1,734	80,666
		410,488
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	2,371	31,842
Johnson Controls, Inc.	4,605	154,682
		186,524
Banks – 3.3%
Bank of America Corp.	73,362	1,308,044
Bank of New York Mellon Corp.	7,205	224,292
BB&T Corp.	3,882	129,038
Capital One Financial Corp.	3,625	157,361
Comerica, Inc.	1,224	51,408
Fifth Third Bancorp	5,521	82,318
First Horizon National Corp. (a)	1,450	20,518
Huntington Bancshares, Inc.	5,310	35,949
KeyCorp	3,372	30,415
M&T Bank Corp.	661	57,738
Marshall & Ilsley Corp.	5,260	47,866
Northern Trust Corp.	661	36,342
PNC Financial Services Group, Inc.	3,365	226,162
Regions Financial Corp.	7,343	64,912
State Street Corp.	2,765	120,277
SunTrust Banks, Inc.	3,673	108,721
U.S. Bancorp	12,059	322,819
Wells Fargo & Co.	32,034	1,060,646
Zions Bancorp	2,649	76,106
		4,160,932
Beverages – 0.9%
Brown-Forman Corp. Class B	941	54,747
The Coca-Cola Co.	11,482	613,713
Coca-Cola Enterprises, Inc.	1,685	46,725
Constellation Brands, Inc. Class A (a)	552	10,085
Dr. Pepper Snapple Group, Inc.	1,510	49,422
Molson Coors Brewing Co. Class B	1,036	45,957
PepsiCo, Inc.	5,902	384,929
		1,205,578
Biotechnology – 0.5%
Amgen, Inc. (a)	7,105	407,543
Biogen Idec, Inc. (a)	1,894	100,855
Celgene Corp. (a)	999	61,888
Genzyme Corp. (a)	624	33,222
Life Technologies Corp. (a)	1,471	80,478
Millipore Corp. (a)	93	9,872
		693,858
Building Materials – 0.0%
Masco Corp.	3,394	55,085
Chemicals – 0.8%
Air Products & Chemicals, Inc.	1,020	78,316
Airgas, Inc.	93	5,901
CF Industries Holdings, Inc.	1,375	115,046
The Dow Chemical Co.	4,503	138,827
Eastman Chemical Co.	747	49,989
Ecolab, Inc.	424	20,708
EI du Pont de Nemours & Co.	6,651	264,976
International Flavors & Fragrances, Inc.	573	28,701
Monsanto Co.	1,479	93,266
PPG Industries, Inc.	1,704	119,910
Praxair, Inc.	544	45,571
The Sherwin-Williams Co.	737	57,538
Sigma-Aldrich Corp.	569	33,742
		1,052,491
Coal – 0.1%
CONSOL Energy, Inc.	857	38,291
Massey Energy Co.	661	24,212
Peabody Energy Corp.	1,459	68,165
		130,668
Commercial Services – 0.9%
Apollo Group, Inc. Class A (a)	1,110	63,725
Automatic Data Processing, Inc.	2,231	96,736
DeVry, Inc.	1,053	65,697
Donnelley (R.R.) & Sons Co.	3,634	78,095
Equifax, Inc.	1,036	34,810
H&R Block, Inc.	2,442	44,713
Iron Mountain, Inc.	99	2,490
MasterCard, Inc. Class A	470	116,579
McKesson Corp.	1,641	106,353
Moody's Corp.	2,465	60,935
Paychex, Inc.	1,213	37,118
Quanta Services, Inc. (a)	1,224	24,639
Robert Half International, Inc.	575	15,744
SAIC, Inc. (a)	1,786	31,094
Total System Services, Inc.	4,121	65,977
Visa, Inc. Class A	2,950	266,178

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Union Co.	3,817	$69,660
		1,180,543
Computers – 3.6%
Apple, Inc. (a)	5,095	1,330,406
Cognizant Technology Solutions Corp. Class A (a)	2,159	110,498
Computer Sciences Corp. (a)	1,495	78,323
Dell, Inc. (a)	18,694	302,469
EMC Corp. (a)	12,203	231,979
Hewlett-Packard Co.	17,383	903,395
International Business Machines Corp.	8,790	1,133,910
Lexmark International, Inc. Class A (a)	4,004	148,348
NetApp, Inc. (a)	2,279	79,013
SanDisk Corp. (a)	1,950	77,785
Teradata Corp. (a)	4,528	131,629
Western Digital Corp. (a)	3,011	123,722
		4,651,477
Cosmetics & Personal Care – 1.2%
Avon Products, Inc.	1,289	41,674
Colgate-Palmolive Co.	2,683	225,640
The Estee Lauder Cos., Inc. Class A	1,898	125,116
The Procter & Gamble Co.	18,673	1,160,714
		1,553,144
Distribution & Wholesale – 0.1%
Fastenal Co.	385	21,055
Genuine Parts Co.	1,036	44,341
W.W. Grainger, Inc.	474	52,396
		117,792
Diversified Financial – 2.8%
American Express Co.	7,178	331,049
Ameriprise Financial, Inc.	1,805	83,680
The Charles Schwab Corp.	1,322	25,501
Citigroup, Inc. (a)	111,625	487,801
CME Group, Inc.	303	99,508
Discover Financial Services	1,695	26,205
E*TRADE Financial Corp. (a)	3,933	6,608
Federated Investors, Inc. Class B	661	15,943
Franklin Resources, Inc.	1,036	119,803
The Goldman Sachs Group, Inc.	4,718	685,054
IntercontinentalExchange, Inc. (a)	334	38,954
Invesco Ltd.	1,523	35,014
JP Morgan Chase & Co.	26,115	1,111,977
Legg Mason, Inc.	947	30,010
Morgan Stanley	9,596	289,991
The NASDAQ OMX Group, Inc. (a)	1,322	27,762
NYSE Euronext	1,166	38,047
SLM Corp. (a)	7,118	87,124
T. Rowe Price Group, Inc.	1,286	73,958
		3,613,989
Electric – 1.7%
The AES Corp. (a)	6,847	79,014
Allegheny Energy, Inc.	2,347	51,118
Ameren Corp.	1,772	46,001
American Electric Power Co., Inc.	3,096	106,193
CenterPoint Energy, Inc.	3,745	53,778
CMS Energy Corp.	1,510	24,553
Consolidated Edison, Inc.	1,309	59,167
Constellation Energy Group, Inc.	4,836	170,953
Dominion Resources, Inc.	2,482	103,748
DTE Energy Co.	1,312	63,199
Duke Energy Corp.	7,270	121,991
Edison International	2,534	87,094
Entergy Corp.	1,411	114,700
Exelon Corp.	4,333	188,875
FirstEnergy Corp.	2,534	95,962
FPL Group, Inc.	1,736	90,359
Integrys Energy Group, Inc.	1,341	66,527
Northeast Utilities	1,322	36,738
NRG Energy, Inc. (a)	1,710	41,331
Pepco Holdings, Inc.	1,598	26,750
PG&E Corp.	2,623	114,887
Pinnacle West Capital Corp.	1,310	48,915
PPL Corp.	3,384	83,788
Progress Energy, Inc.	1,400	55,888
Public Service Enterprise Group, Inc.	2,529	81,257
SCANA Corp.	272	10,736
The Southern Co.	2,474	85,501
TECO Energy, Inc.	1,598	27,054
Wisconsin Energy Corp.	698	36,652
Xcel Energy, Inc.	2,145	46,654
		2,219,383
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	5,543	289,511
Molex, Inc.	1,479	33,144
		322,655
Electronics – 0.2%
Agilent Technologies, Inc. (a)	2,363	85,682
Amphenol Corp. Class A	1,036	47,874
FLIR Systems, Inc. (a)	235	7,189
Jabil Circuit, Inc.	5,502	84,291
PerkinElmer, Inc.	1,224	30,661
Waters Corp. (a)	260	18,717
		274,414
Engineering & Construction – 0.1%
Fluor Corp.	947	50,040
Jacobs Engineering Group, Inc. (a)	1,224	59,021
		109,061
Entertainment – 0.0%
International Game Technology	1,510	31,831
Environmental Controls – 0.2%
Republic Services, Inc.	2,917	90,514
Stericycle, Inc. (a)	287	16,904
Waste Management, Inc.	4,245	147,217
		254,635
Foods – 1.2%
Campbell Soup Co.	1,165	41,777
ConAgra Foods, Inc.	4,284	104,829
Dean Foods Co. (a)	810	12,717
General Mills, Inc.	2,067	147,129
H.J. Heinz Co.	2,915	136,626
The Hershey Co.	1,419	66,707
Hormel Foods Corp.	797	32,486
The J.M. Smucker Co.	984	60,093
Kellogg Co.	1,135	62,357
Kraft Foods, Inc. Class A	9,801	290,109
The Kroger Co.	3,734	83,007
McCormick & Co., Inc.	1,033	40,876
Safeway, Inc.	3,721	87,816
Sara Lee Corp.	5,783	82,234
SUPERVALU, Inc.	5,534	82,457
Sysco Corp.	1,566	49,392
Tyson Foods, Inc. Class A	8,450	165,535
Whole Foods Market, Inc. (a)	936	36,523
		1,582,670
Forest Products & Paper – 0.2%
International Paper Co.	4,657	124,528

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MeadWestvaco Corp.	2,907	$78,983
Plum Creek Timber Co., Inc.	573	22,806
Weyerhaeuser Co.	564	27,929
		254,246
Gas – 0.1%
Nicor, Inc.	677	29,456
NiSource, Inc.	2,872	46,814
Sempra Energy	1,402	68,950
		145,220
Hand & Machine Tools – 0.1%
Snap-on, Inc.	385	18,549
Stanley Black & Decker, Inc.	1,842	114,481
		133,030
Health Care — Products – 1.7%
Baxter International, Inc.	3,332	157,337
Becton, Dickinson & Co.	1,902	145,256
Boston Scientific Corp. (a)	5,521	37,984
C.R. Bard, Inc.	474	41,015
CareFusion Corp. (a)	1,548	42,694
Intuitive Surgical, Inc. (a)	147	53,002
Johnson & Johnson	17,619	1,132,902
Medtronic, Inc.	7,669	335,059
St. Jude Medical, Inc. (a)	898	36,656
Stryker Corp.	1,939	111,376
Varian Medical Systems, Inc. (a)	474	26,724
Zimmer Holdings, Inc. (a)	1,724	105,009
		2,225,014
Health Care — Services – 0.9%
Aetna, Inc.	2,494	73,698
CIGNA Corp.	2,519	80,759
Coventry Health Care, Inc. (a)	2,406	57,118
DaVita, Inc. (a)	573	35,772
Humana, Inc. (a)	2,555	116,815
Laboratory Corporation of America Holdings (a)	661	51,935
Quest Diagnostics, Inc.	635	36,297
Tenet Healthcare Corp. (a)	5,157	32,231
Thermo Fisher Scientific, Inc. (a)	2,648	146,382
UnitedHealth Group, Inc.	9,681	293,431
WellPoint, Inc. (a)	3,408	183,350
		1,107,788
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	1,036	26,221
Home Builders – 0.1%
D.R. Horton, Inc.	2,939	43,174
Lennar Corp. Class A	670	13,333
Pulte Homes, Inc. (a)	784	10,262
		66,769
Home Furnishing – 0.1%
Harman International Industries, Inc. (a)	474	18,714
Whirlpool Corp.	754	82,088
		100,802
Household Products – 0.3%
Avery Dennison Corp.	1,182	46,133
The Clorox Co.	547	35,391
Fortune Brands, Inc.	573	30,037
Kimberly-Clark Corp.	3,410	208,897
		320,458
Housewares – 0.0%
Newell Rubbermaid, Inc.	1,383	23,608
Insurance – 2.6%
Aflac, Inc.	3,845	195,941
The Allstate Corp.	4,156	135,776
American International Group, Inc. (a)	811	31,548
Aon Corp.	1,636	69,464
Assurant, Inc.	2,560	93,261
Berkshire Hathaway, Inc. Class B (a)	12,233	941,941
The Chubb Corp.	3,764	199,003
Cincinnati Financial Corp.	1,524	43,282
Genworth Financial, Inc. Class A (a)	5,455	90,117
The Hartford Financial Services Group, Inc.	3,390	96,852
Lincoln National Corp.	3,428	104,862
Loews Corp.	2,534	94,366
Marsh & McLennan Cos., Inc.	2,330	56,433
MetLife, Inc.	5,629	256,570
Principal Financial Group, Inc.	2,435	71,151
The Progressive Corp.	3,804	76,422
Prudential Financial, Inc.	4,025	255,829
Torchmark Corp.	1,227	65,694
The Travelers Cos., Inc.	4,883	247,763
Unum Group	4,335	106,077
XL Capital Ltd. Class A	4,397	78,267
		3,310,619
Internet – 1.4%
Akamai Technologies, Inc. (a)	1,090	42,325
Amazon.com, Inc. (a)	1,494	204,767
eBay, Inc. (a)	7,285	173,456
Expedia, Inc.	2,347	55,413
Google, Inc. Class A (a)	1,744	916,367
McAfee, Inc. (a)	1,036	36,001
Priceline.com, Inc. (a)	287	75,208
Symantec Corp. (a)	5,779	96,914
VeriSign, Inc. (a)	2,799	76,329
Yahoo!, Inc. (a)	4,424	73,129
		1,749,909
Iron & Steel – 0.2%
AK Steel Holding Corp.	2,377	39,815
Allegheny Technologies, Inc.	519	27,751
Cliffs Natural Resources, Inc.	760	47,523
Nucor Corp.	2,061	93,404
United States Steel Corp.	817	44,657
		253,150
Leisure Time – 0.1%
Carnival Corp.	1,373	57,254
Harley-Davidson, Inc.	1,308	44,250
		101,504
Lodging – 0.1%
Marriott International, Inc. Class A	1,713	62,970
Starwood Hotels & Resorts Worldwide, Inc.	760	41,427
Wyndham Worldwide Corp.	1,322	35,443
Wynn Resorts Ltd.	99	8,736
		148,576
Machinery — Construction & Mining – 0.2%
Caterpillar, Inc.	4,040	275,084
Machinery — Diversified – 0.5%
Cummins, Inc.	1,573	113,618
Deere & Co.	2,981	178,323
Eaton Corp.	1,504	116,049
Flowserve Corp.	287	32,884
Rockwell Automation, Inc.	1,756	106,624
Roper Industries, Inc.	474	28,924
		576,422

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing – 2.1%
3M Co.	4,565	$404,779
Danaher Corp.	1,296	109,227
Dover Corp.	1,403	73,265
Eastman Kodak Co. (a)	8,828	54,027
General Electric Co.	72,296	1,363,503
Honeywell International, Inc.	4,825	229,043
Illinois Tool Works, Inc.	2,280	116,508
ITT Corp.	1,401	77,854
Leggett & Platt, Inc.	1,695	41,578
Pall Corp.	661	25,772
Parker Hannifin Corp.	1,580	109,304
Textron, Inc.	3,185	72,745
		2,677,605
Media – 1.8%
CBS Corp. Class B	4,870	78,943
Comcast Corp. Class A	18,181	358,893
DIRECTV Class A (a)	6,466	234,263
Discovery Communications, Inc. Series A (a)	1,200	46,440
Gannett Co., Inc.	6,577	111,941
The McGraw-Hill Cos., Inc.	3,109	104,835
Meredith Corp.	845	30,361
The New York Times Co. Class A (a)	6,919	68,636
News Corp. Class A	20,121	310,266
Scripps Networks Interactive Class A	124	5,622
Time Warner Cable, Inc.	1,668	93,825
Time Warner, Inc.	9,288	307,247
Viacom, Inc. Class B (a)	1,290	45,576
The Walt Disney Co.	11,122	409,734
The Washington Post Co. Class B	86	43,616
		2,250,198
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	99	12,706
Mining – 0.4%
Alcoa, Inc.	6,546	87,978
Freeport-McMoRan Copper & Gold, Inc.	3,424	258,615
Newmont Mining Corp.	2,444	137,060
Titanium Metals Corp. (a)	2,183	33,662
Vulcan Materials Co.	198	11,341
		528,656
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	1,299	32,994
Xerox Corp.	13,473	146,856
		179,850
Oil & Gas – 4.5%
Anadarko Petroleum Corp.	2,917	181,321
Apache Corp.	2,598	264,373
Cabot Oil & Gas Corp.	198	7,154
Chesapeake Energy Corp.	2,298	54,692
Chevron Corp.	13,170	1,072,565
ConocoPhillips	9,670	572,367
Denbury Resources, Inc. (a)	385	7,373
Devon Energy Corp.	1,497	100,793
Diamond Offshore Drilling, Inc.	385	30,454
EOG Resources, Inc.	211	23,657
EQT Corp.	419	18,222
Exxon Mobil Corp.	32,529	2,207,093
Helmerich & Payne, Inc.	750	30,465
Hess Corp.	1,727	109,751
Marathon Oil Corp.	4,775	153,516
Murphy Oil Corp.	1,322	79,518
Nabors Industries Ltd. (a)	3,459	74,611
Noble Energy, Inc.	1,003	76,629
Occidental Petroleum Corp.	3,440	304,990
Pioneer Natural Resources Co.	343	21,997
Questar Corp.	898	43,059
Range Resources Corp.	99	4,728
Rowan Companies, Inc. (a)	2,419	72,086
Sunoco, Inc.	385	12,620
Tesoro Corp.	3,686	48,471
Valero Energy Corp.	2,300	47,817
XTO Energy, Inc.	3,124	148,452
		5,768,774
Oil & Gas Services – 0.6%
Baker Hughes, Inc.	2,774	138,034
Cameron International Corp. (a)	837	33,028
FMC Technologies, Inc. (a)	536	36,282
Halliburton Co.	7,201	220,711
National Oilwell Varco, Inc.	5,109	224,949
Schlumberger Ltd.	1,442	102,988
Smith International, Inc.	1,496	71,449
		827,441
Packaging & Containers – 0.2%
Ball Corp.	760	40,440
Bemis Co., Inc.	2,077	63,162
Owens-IIlinois, Inc. (a)	1,322	46,852
Pactiv Corp. (a)	1,135	28,840
Sealed Air Corp.	6,267	134,740
		314,034
Pharmaceuticals – 3.1%
Abbott Laboratories	8,504	435,065
Allergan, Inc.	2,061	131,265
AmerisourceBergen Corp.	3,200	98,720
Bristol-Myers Squibb Co.	12,912	326,544
Cardinal Health, Inc.	3,755	130,261
Cephalon, Inc. (a)	1,523	97,777
DENTSPLY International, Inc.	661	24,219
Eli Lilly & Co.	7,207	252,029
Express Scripts, Inc. (a)	1,249	125,062
Forest Laboratories, Inc. (a)	5,334	145,405
Gilead Sciences, Inc. (a)	4,266	169,232
Hospira, Inc. (a)	1,644	88,431
King Pharmaceuticals, Inc. (a)	14,444	141,551
Mead Johnson Nutrition Co.	1,224	63,171
Medco Health Solutions, Inc. (a)	3,373	198,737
Merck & Co., Inc.	16,439	576,022
Mylan, Inc. (a)	2,159	47,563
Patterson Cos., Inc.	661	21,145
Pfizer, Inc.	51,747	865,210
Watson Pharmaceuticals, Inc. (a)	661	28,304
		3,965,713
Pipelines – 0.3%
El Paso Corp.	5,025	60,803
ONEOK, Inc.	1,330	65,356
Spectra Energy Corp.	3,471	81,013
The Williams Cos., Inc.	5,403	127,565
		334,737
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	1,598	27,677

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) – 0.5%
Apartment Investment & Management Co. Class A	764	$17,121
AvalonBay Communities, Inc.	164	17,063
Boston Properties, Inc.	737	58,120
Equity Residential	1,401	63,423
HCP, Inc.	2,076	66,681
Health Care, Inc.	474	21,297
Host Hotels & Resorts, Inc.	2,230	36,260
Kimco Realty Corp.	2,810	43,808
ProLogis	2,989	39,365
Public Storage	807	78,206
Simon Property Group, Inc.	1,244	110,741
Ventas, Inc.	1,036	48,930
Vornado Realty Trust	765	63,778
		664,793
Retail – 3.6%
Abercrombie & Fitch Co. Class A	827	36,165
AutoNation, Inc. (a)	1,600	32,320
AutoZone, Inc. (a)	287	53,098
Bed Bath & Beyond, Inc. (a)	1,873	86,083
Best Buy Co., Inc.	1,908	87,005
Big Lots, Inc. (a)	2,920	111,544
Coach, Inc.	3,028	126,419
Costco Wholesale Corp.	3,048	180,076
CVS Caremark Corp.	4,363	161,126
Darden Restaurants, Inc.	573	25,642
Family Dollar Stores, Inc.	947	37,463
GameStop Corp. Class A (a)	2,401	58,368
The Gap, Inc.	4,105	101,517
The Home Depot, Inc.	10,610	374,003
J.C. Penney Co., Inc.	2,396	69,891
Kohl's Corp. (a)	2,061	113,334
Limited Brands, Inc.	3,560	95,408
Lowe's Cos., Inc.	6,429	174,354
Macy's, Inc.	3,540	82,128
McDonald's Corp.	5,085	358,950
Nordstrom, Inc.	1,901	78,568
O'Reilly Automotive, Inc. (a)	194	9,485
Office Depot, Inc. (a)	11,956	82,018
Polo Ralph Lauren Corp.	740	66,526
RadioShack Corp.	1,419	30,579
Ross Stores, Inc.	1,568	87,808
Sears Holdings Corp. (a)	561	67,853
Staples, Inc.	4,813	113,250
Starbucks Corp.	4,915	127,692
Target Corp.	5,677	322,851
Tiffany & Co.	911	44,165
The TJX Cos., Inc.	4,160	192,774
Urban Outfitters, Inc. (a)	860	32,259
Wal-Mart Stores, Inc.	13,923	746,969
Walgreen Co.	6,276	220,601
Yum! Brands, Inc.	906	38,433
		4,626,725
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	3,835	51,006
People's United Financial, Inc.	2,159	33,529
		84,535
Semiconductors – 1.5%
Advanced Micro Devices, Inc. (a)	2,790	25,277
Altera Corp.	2,407	61,042
Analog Devices, Inc.	2,569	76,890
Applied Materials, Inc.	7,767	107,029
Broadcom Corp. Class A	3,324	114,645
Intel Corp.	34,231	781,494
KLA-Tencor Corp.	1,298	44,210
Linear Technology Corp.	1,581	47,525
LSI Corp. (a)	3,026	18,217
MEMC Electronic Materials, Inc. (a)	849	11,012
Microchip Technology, Inc.	1,224	35,753
Micron Technology, Inc. (a)	8,413	78,662
National Semiconductor Corp.	2,862	42,300
Novellus Systems, Inc. (a)	690	18,078
NVIDIA Corp. (a)	3,685	57,928
QLogic Corp. (a)	928	17,975
Teradyne, Inc. (a)	8,980	109,825
Texas Instruments, Inc.	8,045	209,250
Xilinx, Inc.	2,451	63,187
		1,920,299
Software – 2.3%
Adobe Systems, Inc. (a)	2,605	87,502
Autodesk, Inc. (a)	947	32,207
BMC Software, Inc. (a)	972	38,258
CA, Inc.	2,585	58,964
Citrix Systems, Inc. (a)	1,045	49,115
Compuware Corp. (a)	1,411	12,135
Dun & Bradstreet Corp.	149	11,469
Electronic Arts, Inc. (a)	386	7,477
Fidelity National Information Services, Inc.	1,700	44,693
Fiserv, Inc. (a)	947	48,382
Intuit, Inc. (a)	3,389	122,546
Microsoft Corp.	54,951	1,678,204
Novell, Inc. (a)	1,632	9,155
Oracle Corp.	24,828	641,555
Red Hat, Inc. (a)	1,224	36,561
Salesforce.com, Inc. (a)	385	32,956
		2,911,179
Telecommunications – 2.7%
American Tower Corp. Class A (a)	798	32,566
AT&T, Inc.	40,940	1,066,896
CenturyTel, Inc.	1,934	65,969
Cisco Systems, Inc. (a)	34,584	931,001
Corning, Inc.	7,774	149,649
Frontier Communications Corp.	3,046	24,246
Harris Corp.	1,414	72,793
JDS Uniphase Corp. (a)	5,604	72,796
Juniper Networks, Inc. (a)	2,918	82,900
MetroPCS Communications, Inc. (a)	1,365	10,415
Motorola, Inc. (a)	10,538	74,504
Qualcomm, Inc.	7,148	276,914
Qwest Communications International, Inc.	17,375	90,871
Sprint Nextel Corp. (a)	17,387	73,895
Tellabs, Inc.	2,810	25,515
Verizon Communications, Inc.	13,862	400,473
Windstream Corp.	5,551	61,339
		3,512,742
Textiles – 0.0%
Cintas Corp.	849	23,135
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	947	36,327
Mattel, Inc.	3,061	70,556
		106,883
Transportation – 0.9%
C.H. Robinson Worldwide, Inc.	154	9,286
CSX Corp.	2,981	167,085
Expeditors International of Washington, Inc.	1,074	43,755

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FedEx Corp.	1,786	$160,758
Norfolk Southern Corp.	2,473	146,723
Ryder System, Inc.	474	22,050
Union Pacific Corp.	2,220	167,965
United Parcel Service, Inc. Class B	6,505	449,756
		1,167,378
TOTAL COMMON STOCK (Cost $60,969,934)		69,915,839
TOTAL EQUITIES (Cost $60,969,934)		69,915,839
	Principal Amount
BONDS & NOTES – 34.8%
CORPORATE DEBT – 15.0%
Advertising – 0.1%
Interpublic Group of Companies, Inc. 10.000% 7/15/17	$15,000	17,156
WPP Finance 8.000% 9/15/14	90,000	103,915
		121,071
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	50,000	55,696
Goodrich Corp. 6.125% 3/01/19	20,000	22,098
Lockheed Martin Corp. 5.500% 11/15/39	50,000	50,733
		128,527
Agriculture – 0.1%
Cargill, Inc. (b) 5.200% 1/22/13	150,000	159,868
Banks – 1.0%
Bank of America Corp. 2.100% 4/30/12	100,000	101,918
Bank of America Corp. 4.250% 10/01/10	225,000	228,047
Bank of America Corp. Series L (c) 5.650% 5/01/18	60,000	60,729
Barclays Bank PLC 5.200% 7/10/14	135,000	144,794
Barclays Bank PLC 6.750% 5/22/19	50,000	56,138
Capital One Financial Corp. 7.375% 5/23/14	35,000	40,452
Credit Suisse AG 5.400% 1/14/20	70,000	71,265
Credit Suisse New York 5.500% 5/01/14	35,000	38,348
HSBC Finance Corp. 6.375% 10/15/11	125,000	132,559
HSBC Holdings PLC 6.500% 9/15/37	80,000	84,778
ICICI Bank Ltd. (b) 5.500% 3/25/15	70,000	72,290
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	65,000	66,500
UBS AG 5.750% 4/25/18	55,000	57,646
Wachovia Bank NA 6.600% 1/15/38	65,000	69,546
Wachovia Corp. 5.300% 10/15/11	65,000	68,500
Wachovia Corp. 5.750% 6/15/17	5,000	5,387
Wells Fargo & Co. 3.625% 4/15/15	40,000	40,609
		1,339,506
Beverages – 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	75,000	79,353
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	30,000	32,363
The Coca-Cola Co. 5.350% 11/15/17	60,000	66,835
Diageo Finance BV 3.875% 4/01/11	35,000	35,955
Foster's Finance Corp. (b) 6.875% 6/15/11	225,000	236,495
		451,001
Building Materials – 0.1%
CRH America, Inc. 8.125% 7/15/18	10,000	11,997
Masco Corp. 7.125% 8/15/13	45,000	48,605
Masco Corp. 7.125% 3/15/20	10,000	10,258
Owens Corning, Inc. 9.000% 6/15/19	10,000	12,073
		82,933
Chemicals – 0.4%
Airgas, Inc. 4.500% 9/15/14	50,000	51,922
Ashland, Inc. (b) 9.125% 6/01/17	10,000	11,400
Cytec Industries, Inc. 8.950% 7/01/17	15,000	18,337
The Dow Chemical Co. 7.600% 5/15/14	70,000	81,294
The Dow Chemical Co. 8.550% 5/15/19	15,000	18,329
The Dow Chemical Co. 9.400% 5/15/39	25,000	34,495
Ecolab, Inc. 4.875% 2/15/15	150,000	161,318
EI du Pont de Nemours & Co. 6.000% 7/15/18	5,000	5,633
Praxair, Inc. 5.250% 11/15/14	135,000	149,330
Valspar Corp. 7.250% 6/15/19	25,000	28,817
		560,875
Coal – 0.0%
Consol Energy, Inc. (b) 8.250% 4/01/20	10,000	10,650
Commercial Services – 0.3%
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	55,684
Deluxe Corp. 7.375% 6/01/15	20,000	20,325
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	100,000	100,057
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	30,000	30,597
Equifax, Inc. 7.000% 7/01/37	60,000	65,811
ERAC USA Finance LLC (b) 6.700% 6/01/34	85,000	85,687
		358,161
Computers – 0.2%
Brocade Communications Systems, Inc. (b) 6.625% 1/15/18	10,000	10,300
Brocade Communications Systems, Inc. (b) 6.875% 1/15/20	5,000	5,163

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computer Sciences Corp. 5.500% 3/15/13	$25,000	$26,975
Electronic Data Systems Corp. Series B 6.000% 8/01/13	90,000	100,968
EMC Corp., Convertible 1.750% 12/01/13	50,000	65,125
		208,531
Diversified Financial – 3.1%
American Express Co. 6.150% 8/28/17	50,000	54,820
American Express Co. 7.250% 5/20/14	25,000	28,607
American Express Co. 8.125% 5/20/19	30,000	36,744
American Express Credit Corp. 7.300% 8/20/13	140,000	159,562
American General Finance Corp. 6.500% 9/15/17	50,000	40,994
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	69,217
BlackRock, Inc. 5.000% 12/10/19	20,000	20,522
BlackRock, Inc. 6.250% 9/15/17	45,000	50,267
Boeing Capital Corp. Ltd. 6.500% 2/15/12	50,000	54,681
Citigroup, Inc. 5.500% 10/15/14	40,000	41,553
Citigroup, Inc. 5.500% 2/15/17	115,000	114,763
Citigroup, Inc. 5.875% 5/29/37	65,000	61,510
Citigroup, Inc. 6.375% 8/12/14	80,000	86,305
Citigroup, Inc. 6.500% 8/19/13	90,000	97,359
Citigroup, Inc. 8.125% 7/15/39	40,000	47,670
Eaton Vance Corp. 6.500% 10/02/17	20,000	22,253
Federal Home Loan Mortgage Corp. 2.125% 3/23/12	900,000	917,743
General Electric Capital Corp. 2.800% 1/08/13	60,000	61,010
General Electric Capital Corp. 5.375% 10/20/16	100,000	106,254
General Electric Capital Corp. 5.900% 5/13/14	60,000	66,430
General Electric Capital Corp. 6.000% 8/07/19	30,000	32,428
The Goldman Sachs Group, Inc. 5.625% 1/15/17	65,000	64,174
The Goldman Sachs Group, Inc. 6.125% 2/15/33	65,000	62,414
The Goldman Sachs Group, Inc. 6.750% 10/01/37	135,000	130,898
HSBC Finance Corp. 5.900% 6/19/12	35,000	37,592
JP Morgan Chase & Co. FRN 0.487% 6/15/12	175,000	175,801
JP Morgan Chase & Co. 2.625% 12/01/10	200,000	202,523
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	70,110
Lazard Group LLC 6.850% 6/15/17	75,000	76,252
Lazard Group LLC 7.125% 5/15/15	95,000	100,524
Merrill Lynch & Co., Inc. 5.450% 2/05/13	200,000	212,717
Morgan Stanley FRN (c) 0.530% 2/10/12	200,000	200,988
Morgan Stanley 4.200% 11/20/14	130,000	129,712
Morgan Stanley 5.450% 1/09/17	60,000	60,855
SLM Corp. 5.000% 10/01/13	65,000	64,097
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	15,320
Textron Financial Corp. 5.125% 11/01/10	125,000	126,623
Virgin Media Secured Finance PLC (b) 6.500% 1/15/18	100,000	100,500
		4,001,792
Electric – 1.1%
Allegheny Energy Supply (b) 8.250% 4/15/12	75,000	82,942
Ameren Corp. 8.875% 5/15/14	70,000	81,752
CMS Energy Corp. 6.250% 2/01/20	10,000	10,027
CMS Energy Corp. 6.300% 2/01/12	5,000	5,219
CMS Energy Corp. 8.500% 4/15/11	125,000	131,487
Entergy Gulf States, Inc. 5.250% 8/01/15	21,000	21,033
IPALCO Enterprises, Inc 8.625% 11/14/11	20,000	21,150
Kansas Gas & Electric Co. 5.647% 3/29/21	75,286	75,470
MidAmerican Funding LLC 6.750% 3/01/11	45,000	47,208
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	74,431	76,757
Monongahela Power 6.700% 6/15/14	110,000	121,629
Nevada Power Co. Series L 5.875% 1/15/15	120,000	132,282
Nevada Power Co. Series N 6.650% 4/01/36	20,000	21,895
NRG Energy, Inc. 8.500% 6/15/19	40,000	40,650
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,749
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	18,261
PPL Energy Supply LLC 6.300% 7/15/13	70,000	77,571
Tenaska Oklahoma (b) 6.528% 12/30/14	90,210	87,080
TransAlta Corp. (c) 5.750% 12/15/13	250,000	272,915
Tri-State Generation & Transmission Association Series 2003, Class A (b) 6.040% 1/31/18	82,751	86,269

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Public Service Corp. 5.650% 11/01/17	$50,000	$52,772
		1,470,118
Electrical Components & Equipment – 0.1%
Anixter Inc. 5.950% 3/01/15	130,000	126,750
Electronics – 0.1%
Amphenol Corp. 4.750% 11/15/14	20,000	20,792
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	46,214
		67,006
Entertainment – 0.1%
Peninsula Gaming LLC (b) 8.375% 8/15/15	60,000	61,350
Environmental Controls – 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	110,000	113,837
Republic Services, Inc. (b) 5.000% 3/01/20	50,000	50,224
Republic Services, Inc. (b) 5.250% 11/15/21	25,000	25,452
		189,513
Foods – 0.3%
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	46,622
Kraft Foods, Inc. 4.125% 2/09/16	60,000	61,530
Kraft Foods, Inc. 5.375% 2/10/20	60,000	62,233
Kraft Foods, Inc. 6.500% 2/09/40	65,000	69,951
The Kroger Co. 7.500% 1/15/14	40,000	46,554
Sara Lee Corp. 3.875% 6/15/13	35,000	36,529
		323,419
Forest Products & Paper – 0.3%
International Paper Co. 7.300% 11/15/39	25,000	27,717
International Paper Co. 9.375% 5/15/19	60,000	76,320
The Mead Corp. 7.550% 3/01/47	55,000	55,128
P.H. Glatfelter Co. (b) 7.125% 5/01/16	55,000	53,694
Rock-Tenn Co. 5.625% 3/15/13	25,000	25,875
Rock-Tenn Co. 8.200% 8/15/11	55,000	57,956
Rock-Tenn Co. 9.250% 3/15/16	20,000	21,975
Verso Paper Holdings LLC (b) 11.500% 7/01/14	10,000	11,125
		329,790
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	100,000	101,513
Southwest Gas Corp. 8.375% 2/15/11	50,000	52,534
		154,047
Hand & Machine Tools – 0.1%
Kennametal, Inc. 7.200% 6/15/12	65,000	68,649
Health Care — Products – 0.2%
Beckman Coulter, Inc. 6.000% 6/01/15	40,000	44,071
Beckman Coulter, Inc. 7.000% 6/01/19	30,000	34,074
Boston Scientific Corp. 4.500% 1/15/15	140,000	137,318
Boston Scientific Corp. 6.000% 1/15/20	35,000	34,590
Boston Scientific Corp. 7.375% 1/15/40	20,000	20,347
		270,400
Health Care — Services – 0.1%
HCA, Inc. (b) 7.875% 2/15/20	15,000	16,144
HCA, Inc. (b) 8.500% 4/15/19	75,000	82,406
Roche Holdings, Inc. (b) 5.000% 3/01/14	60,000	65,418
Roche Holdings, Inc. (b) 6.000% 3/01/19	15,000	16,820
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	6,094
		186,882
Holding Company — Diversified – 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	47,113
Leucadia National Corp. (c) 7.750% 8/15/13	350,000	364,437
		411,550
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	28,000	28,000
Toro Co. 7.800% 6/15/27	40,000	42,294
Whirlpool Corp. 8.600% 5/01/14	20,000	23,409
		93,703
Insurance – 0.4%
Aflac, Inc. 8.500% 5/15/19	25,000	30,629
The Allstate Corp. 7.450% 5/16/19	10,000	11,934
Berkshire Hathaway Finance Corp. 5.750% 1/15/40	30,000	30,493
Berkshire Hathaway, Inc. 3.200% 2/11/15	100,000	101,924
CNA Financial Corp. 7.350% 11/15/19	40,000	42,713
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	59,814
Lincoln National Corp. 6.300% 10/09/37	20,000	20,367
Lincoln National Corp. 8.750% 7/01/19	50,000	62,372
MetLife, Inc. Series A 6.817% 8/15/18	10,000	11,265
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	37,007
Prudential Financial, Inc. 3.875% 1/14/15	45,000	45,659
Prudential Financial, Inc. 4.750% 9/17/15	75,000	77,845
		532,022
Investment Companies – 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	45,000	48,169
Iron & Steel – 0.5%
AK Steel Corp. 7.625% 5/15/20	30,000	30,900
AK Steel Corp. 7.750% 6/15/12	55,000	55,137

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Allegheny Technologies, Inc. 9.375% 6/01/19	$20,000	$23,878
ArcelorMittal 7.000% 10/15/39	45,000	48,437
ArcelorMittal 9.000% 2/15/15	115,000	138,322
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	85,000	88,931
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	56,469
Reliance Steel & Aluminum Co. 6.850% 11/15/36	90,000	80,659
Steel Dynamics, Inc. 7.375% 11/01/12	140,000	146,650
		669,383
Lodging – 0.2%
Marriott International, Inc. 6.200% 6/15/16	180,000	189,967
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	8,000	8,460
		198,427
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	150,000	156,750
Roper Industries, Inc. 6.625% 8/15/13	85,000	95,510
		252,260
Manufacturing – 0.3%
Illinois Tool Works, Inc. 5.150% 4/01/14	150,000	165,099
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	45,436
ITT Corp. 4.900% 5/01/14	40,000	42,931
ITT Corp. 6.125% 5/01/19	40,000	44,325
Tyco Electronics Group SA 6.000% 10/01/12	45,000	48,569
Tyco Electronics Group SA 6.550% 10/01/17	40,000	44,817
		391,177
Media – 0.7%
CBS Corp. 6.625% 5/15/11	11,000	11,523
CBS Corp. 7.875% 7/30/30	40,000	45,401
Cox Communications, Inc. 6.750% 3/15/11	200,000	208,789
NBC Universal, Inc. (b) 5.150% 4/30/20	50,000	50,583
NBC Universal, Inc. (b) 6.400% 4/30/40	30,000	30,979
News America, Inc. 6.900% 8/15/39	50,000	55,888
Rogers Communications, Inc. 5.500% 3/15/14	60,000	64,993
Rogers Communications, Inc. 7.500% 8/15/38	20,000	24,377
Scholastic Corp. 5.000% 4/15/13	80,000	79,200
Thomson Corp. 5.700% 10/01/14	135,000	149,927
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	27,022
Time Warner Cable, Inc. 7.500% 4/01/14	55,000	63,811
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	12,223
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	12,530
Viacom, Inc. 6.250% 4/30/16	40,000	44,882
		882,128
Metal Fabricate & Hardware – 0.0%
The Timken Co. 6.000% 9/15/14	25,000	26,888
Mining – 0.3%
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	70,000	77,346
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	64,418
Teck Resources Ltd. 7.000% 9/15/12	130,000	141,050
Teck Resources Ltd. 9.750% 5/15/14	10,000	12,150
Teck Resources Ltd. 10.250% 5/15/16	20,000	24,100
Teck Resources Ltd. 10.750% 5/15/19	10,000	12,450
Vale Overseas Ltd. 6.250% 1/23/17	65,000	71,285
Vale Overseas Ltd. 6.875% 11/10/39	20,000	20,984
		423,783
Office Equipment/Supplies – 0.1%
Xerox Corp. 4.250% 2/15/15	30,000	30,661
Xerox Corp. 5.500% 5/15/12	50,000	53,330
Xerox Corp. 8.250% 5/15/14	10,000	11,712
		95,703
Office Furnishings – 0.1%
Steelcase, Inc. 6.500% 8/15/11	95,000	97,462
Oil & Gas – 0.6%
Morgan Stanley (Gazprom) (b) 9.625% 3/01/13	75,000	85,031
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	42,878
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	38,940
Newfield Exploration Co. 6.875% 2/01/20	125,000	126,250
Noble Holding International Ltd. 7.375% 3/15/14	95,000	108,954
Pemex Project Funding Master Trust 6.625% 6/15/38	45,000	43,893
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	50,418
The Premcor Refining Group, Inc. 6.750% 5/01/14	60,000	61,350
Tesoro Corp. 6.500% 6/01/17	50,000	47,000
Transocean, Inc., Convertible 1.500% 12/15/37	50,000	48,250
Valero Energy Corp. 4.500% 2/01/15	50,000	51,307
Valero Energy Corp. 6.125% 2/01/20	40,000	41,540
		745,811

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	$50,000	$44,065
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	45,000	44,719
		88,784
Packaging & Containers – 0.2%
Ball Corp. 7.125% 9/01/16	50,000	53,125
Packaging Corporation of America 5.750% 8/01/13	50,000	53,782
Pactiv Corp. 5.875% 7/15/12	50,000	53,360
Pactiv Corp. 6.400% 1/15/18	45,000	48,354
Sealed Air Corp. (b) 5.625% 7/15/13	45,000	47,692
Sealed Air Corp. (b) 6.875% 7/15/33	40,000	38,626
		294,939
Pharmaceuticals – 0.1%
Abbott Laboratories 5.600% 11/30/17	55,000	61,846
Pipelines – 0.8%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	42,353
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	65,000	69,452
DCP Midstream LLC (b) 9.750% 3/15/19	5,000	6,510
Enogex LLC (b) 6.875% 7/15/14	120,000	130,100
Enterprise Products Operating LP 7.500% 2/01/11	35,000	36,558
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	42,522
Kern River Funding Corp. (b) 4.893% 4/30/18	130,750	138,935
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	27,419
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	26,479
Kinder Morgan Energy Partners LP 6.950% 1/15/38	95,000	105,994
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	30,000	31,563
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	75,000	81,766
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	45,000	49,552
Southern Natural Gas Co. (b) 5.900% 4/01/17	55,000	58,315
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	31,985
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	75,000	85,443
Williams Partners LP (b) 5.250% 3/15/20	75,000	77,141
		1,042,087
Real Estate – 0.0%
Brookfield Asset Management, Inc. 7.125% 6/15/12	25,000	26,972
Real Estate Investment Trusts (REITS) – 0.1%
Senior Housing Properties Trust 8.625% 1/15/12	25,000	26,187
Simon Property Group LP 4.200% 2/01/15	10,000	10,154
Simon Property Group LP 5.650% 2/01/20	30,000	30,903
		67,244
Retail – 0.2%
J.C. Penney Corp., Inc. 7.950% 4/01/17	30,000	34,425
Lowe's Cos., Inc. 5.600% 9/15/12	55,000	60,265
Macy's Retail Holdings, Inc. 7.500% 6/01/15	65,000	70,850
McDonald's Corp. 6.300% 10/15/37	25,000	28,007
Nordstrom, Inc. 6.750% 6/01/14	20,000	22,904
Phillips-Van Heusen Corp. 7.375% 5/15/20	10,000	10,250
Wal-Mart Stores, Inc. 5.625% 4/01/40	75,000	76,698
		303,399
Savings & Loans – 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	150,000	157,781
Washington Mutual Bank (d) 5.650% 8/15/14	180,000	1,800
		159,581
Software – 0.0%
CA, Inc. 5.375% 12/01/19	15,000	15,643
Oracle Corp. 6.125% 7/08/39	25,000	27,294
		42,937
Storage & Warehousing – 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (b) 8.875% 3/15/18	105,000	109,725
Telecommunications – 0.8%
America Movil SAB de CV (b) 5.000% 3/30/20	25,000	25,172
America Movil SAB de CV (b) 6.125% 3/30/40	30,000	29,863
AT&T, Inc. 6.500% 9/01/37	65,000	69,250
British Telecom PLC STEP 9.625% 12/15/30	15,000	19,303
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	95,000	110,408
CenturyTel, Inc. 5.500% 4/01/13	45,000	47,415
CenturyTel, Inc. 6.150% 9/15/19	30,000	30,080
CenturyTel, Inc. 7.600% 9/15/39	40,000	38,947
Cisco Systems, Inc. 5.500% 1/15/40	60,000	59,474

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	$15,000	$19,404
Embarq Corp. 7.082% 6/01/16	30,000	33,085
Qwest Corp. 7.875% 9/01/11	170,000	180,412
Qwest Corp. 8.875% 3/15/12	140,000	152,950
Rogers Communications, Inc. 6.800% 8/15/18	40,000	46,114
Telecom Italia Capital 6.000% 9/30/34	10,000	8,859
Telecom Italia Capital 6.175% 6/18/14	70,000	75,201
Verizon Global Funding Corp. (c) 7.750% 12/01/30	40,000	48,427
Windstream Corp. 7.875% 11/01/17	60,000	59,550
		1,053,914
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	85,000	91,800
Transportation – 0.1%
Bristow Group, Inc. 7.500% 9/15/17	45,000	45,506
Canadian National Railway Co. 5.850% 11/15/17	30,000	33,416
Canadian National Railway Co. 6.375% 11/15/37	40,000	45,499
CSX Corp. 7.250% 5/01/27	10,000	11,378
Ryder System, Inc. 5.000% 6/15/12	25,000	26,289
		162,088
Trucking & Leasing – 0.1%
GATX Corp. 4.750% 5/15/15	35,000	35,226
GATX Corp. 8.750% 5/15/14	100,000	117,313
		152,539
TOTAL CORPORATE DEBT (Cost $18,278,050)		19,197,160
MUNICIPAL OBLIGATIONS – 0.2%
Access Group, Inc., Delaware 1.150% 9/01/37	50,000	45,000
North Texas Tollway Authority 6.718% 1/01/49	130,000	140,985
State of California 5.950% 4/01/16	35,000	36,993
State of California 7.550% 4/01/39	25,000	27,604
		250,582
TOTAL MUNICIPAL OBLIGATIONS (Cost $235,521)		250,582
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 3.2%
Automobile ABS – 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2006-1A, Class A FRN (b) 0.476% 3/20/12	200,000	197,262
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	42,985	43,212
		240,474
Commercial MBS – 1.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.935% 7/10/17	160,000	162,950
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	135,000	137,707
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	76,585
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	200,000	205,581
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	150,000	154,346
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	75,000	76,176
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	100,000	100,585
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	160,000	162,853
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	125,000	128,050
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	100,000	102,938
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.422% 2/15/41	165,000	79,380
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.408% 5/15/41	150,000	154,403
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	100,800

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	$100,000	$97,803
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	210,000	216,148
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.458% 1/11/43	100,000	107,196
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	143,662
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.055% 2/15/51	220,000	227,289
		2,434,452
Home Equity ABS – 0.0%
Asset Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.623% 7/25/35	49,367	45,409
Student Loans ABS – 0.6%
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.363% 5/25/36	21,917	21,265
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.298% 3/28/17	99,974	99,310
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (b) (e) 0.871% 6/20/14	250,000	143,725
SLM Student Loan Trust, Series 2004-10, Class A4A FRN (b) 0.649% 7/27/20	90,772	90,575
SLM Student Loan Trust, Series 2002-5, Class B FRN 0.687% 9/16/24	85,000	74,375
SLM Student Loan Trust, Series 2003-2, Class A9 FRN 1.620% 9/15/28	50,000	48,250
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.630% 1/27/42	100,000	96,500
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.691% 12/15/16	50,000	49,968
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.749% 12/15/16	50,000	49,968
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.769% 9/15/28	50,000	47,000
		720,936
WL Collateral CMO – 0.5%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.336% 7/20/36	38,512	36,990
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 3.182% 2/25/34	13,155	11,435
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.763% 9/25/33	8,396	6,667
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN (c) 3.749% 8/25/34	17,959	16,459
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.446% 1/19/38	112,560	68,030
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.373% 5/25/37	114,986	56,913
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 3.589% 8/25/34	35,669	25,450
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.513% 8/25/36	40,591	26,065
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 3.549% 7/25/33	2,951	2,844
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.587% 2/25/34	5,474	5,044
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 3.236% 2/25/34	321	293
Morgan Stanley Reremic Trust 3.000% 7/17/56	85,588	85,134
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.443% 6/25/46	220,385	83,156
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.453% 4/25/46	137,831	74,203
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.965% 3/25/34	23,417	21,166
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	33,301	33,326

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual, Inc., Series 2004-AR2, Class A FRN (c) 1.871% 4/25/44	$59,257	$36,287
		589,462
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN (c) 2.879% 6/25/32	20,565	18,125
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,449,974)		4,048,858
SOVEREIGN DEBT OBLIGATIONS – 0.1%
Poland Government International Bond 6.375% 7/15/19	50,000	54,950
Republic of Brazil International Bond 5.625% 1/07/41	35,000	33,162
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $84,018)		88,112
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 12.0%
Collateralized Mortgage Obligations – 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	91,128	102,369
Pass-Through Securities – 11.9%
Federal Home Loan Mortgage Corp.
Pool #E85389 6.000% 9/01/16	37,809	40,876
Pool #G11431 6.000% 2/01/18	12,082	13,079
Pool #E85015 6.500% 8/01/16	11,530	12,473
Pool #G00729 8.000% 6/01/27	46,076	51,032
Pool #554904 9.000% 3/01/17	523	580
Federal Home Loan Mortgage Corp. TBA(f) Pool #4683 4.500% 9/01/38	2,384,000	2,403,556
Federal National Mortgage Association
Pool #725692 3.909% 10/01/33	59,237	61,757
Pool #888586 3.940% 10/01/34	117,775	123,303
Pool #555880 5.500% 11/01/33	372,961	395,703
Pool #255458 5.500% 11/01/34	807,096	854,923
Pool #825454 5.500% 6/01/35	97,746	103,843
Pool #826735 5.500% 8/01/35	289,616	307,683
Pool #522294 5.625% 7/15/37	425,000	459,782
Pool #586036 6.000% 5/01/16	6,611	7,101
Pool #564594 7.000% 1/01/31	21,485	23,904
Pool #253795 7.000% 5/01/31	22,616	25,171
Pool #507061 7.500% 10/01/29	2,230	2,454
Pool #519528 7.500% 11/01/29	24,066	26,496
Pool #527761 7.500% 2/01/30	5,923	6,515
Pool #531196 7.500% 2/01/30	1,828	2,012
Pool #534119 7.500% 3/01/30	757	833
Pool #534420 7.500% 3/01/30	1,562	1,719
Pool #253183 7.500% 4/01/30	7,473	8,222
Pool #529259 7.500% 4/01/30	3,101	3,402
Pool #537797 7.500% 4/01/30	2,853	3,140
Pool #253265 7.500% 5/01/30	11,080	12,189
Pool #535248 8.000% 4/01/30	540	599
Pool #539460 8.000% 5/01/30	2,436	2,700
Pool #546988 8.000% 7/01/30	4,325	4,794
Pool #552630 8.000% 9/01/30	2,293	2,504
Pool #190317 8.000% 8/01/31	6,133	6,801
Federal National Mortgage Association TBA(f) Pool #23947 5.000% 11/01/35	3,840,000	3,974,400
Government National Mortgage Association
Pool #351528 7.000% 8/15/23	20,126	22,137
Pool #352049 7.000% 10/15/23	4,365	4,826
Pool #588012 7.000% 7/15/32	7,594	8,443
Pool #591581 7.000% 8/15/32	3,296	3,662
Pool #204408 7.500% 3/15/17	1,011	1,046
Pool #185306 7.500% 4/15/17	5,827	6,291
Pool #188302 7.500% 5/15/17	3,073	3,165
Pool #199170 7.500% 5/15/17	305	326
Pool #189371 7.500% 6/15/17	2,391	2,582
Government National Mortgage Association TBA
Pool #5745 4.500% 3/01/38 (f)	2,484,000	2,521,454
Pool #11786 5.000% 5/01/38 (f)	3,551,000	3,701,918
New Valley Generation IV 4.687% 1/15/22	78,339	79,442
		15,298,838
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $15,109,639)		15,401,207
U.S. TREASURY OBLIGATIONS – 4.3%
U.S. Treasury Bonds & Notes – 4.3%
U.S. Treasury Bond (c) 4.375% 2/15/38	525,000	514,623
U.S. Treasury Note (g) 1.375% 2/15/12	580,000	585,358
U.S. Treasury Note (c) (g) 2.500% 3/31/13	1,415,000	1,458,556
U.S. Treasury Note (c) 2.625% 2/29/16	1,245,000	1,235,663
U.S. Treasury Note (c) 3.500% 2/15/18	1,740,000	1,767,595
		5,561,795
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,529,892)		5,561,795
TOTAL BONDS & NOTES (Cost $43,687,094)		44,547,714

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS – 5.4%
Diversified Financial – 5.4%
iShares FTSE/Xinhua China 25 Index Fund	4,220	$172,260
iShares MSCI Canada Index Fund	30,000	849,000
iShares MSCI EAFE Index Fund	425	23,133
iShares MSCI Mexico Investable Market Index Fund	16,500	874,335
Japan Smaller Capitalization Fund, Inc.	135,400	1,295,778
Market Vectors - Russia ETF	23,210	786,819
Market Vectors Poland ETF (a)	7,010	177,143
SPDR Gold Trust (a)	9,680	1,116,878
Vanguard Emerging Markets ETF	39,300	1,652,958
TOTAL MUTUAL FUNDS (Cost $6,980,771)		6,948,304
TOTAL LONG-TERM INVESTMENTS (Cost $111,637,799)		121,411,857
	Principal Amount
SHORT-TERM INVESTMENTS – 13.5%
Commercial Paper – 9.8% (h)
Altria Group, Inc. 0.310% 5/06/10	$1,000,000	999,957
BMW US Capital LLC (b) 0.320% 5/11/10	1,100,000	1,099,902
Duke Energy Corp. (b) 0.260% 5/05/10	1,000,000	999,971
Elsevier Financial SA (b) 0.350% 5/04/10	1,000,000	999,971
ERAC Usa Finance Co. (b) 0.360% 5/03/10	1,100,000	1,099,978
FPL Group Capital, Inc. (b) 0.330% 5/12/10	1,100,000	1,099,889
Omnicom Cap, Inc. (b) 0.420% 5/07/10	1,000,000	999,930
Pacific Gas & Elec Co. (b) 0.310% 5/13/10	1,100,000	1,099,886
SABMiller PLC 0.320% 5/17/10	1,000,000	999,858
The Stanley Works (b) 0.300% 5/14/10	1,000,000	999,892
Viacom, Inc. (b) 0.300% 5/10/10	1,100,000	1,099,918
Volkswagen of America (b) 0.330% 5/21/10	1,100,000	1,099,798
		12,598,950
Time Deposits – 3.7%
Euro Time Deposit 0.010% 5/03/10	4,761,981	4,761,981
TOTAL SHORT-TERM INVESTMENTS (Cost $17,360,931)		17,360,931
TOTAL INVESTMENTS – 108.2% (Cost $128,998,730) (i)		138,772,788
Other Assets/ (Liabilities) – (8.2)%		(10,568,357)
NET ASSETS – 100.0%		$128,204,431

Notes to Portfolio of Investments
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to a value of $14,151,588 or 11.04% of net assets.
(c)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(d)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At April 30, 2010, these securities amounted to a value of $1,800 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At April 30, 2010, these securities amounted to a value of $143,725 or 0.11% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open financial futures contracts. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.1%
COMMON STOCK – 96.1%
Aerospace & Defense – 0.8%
Lockheed Martin Corp.	21,830	$1,853,149
Auto Manufacturers – 3.2%
Navistar International Corp. (a)	153,572	7,423,670
Automotive & Parts – 1.0%
Lear Corp. (a)	29,140	2,365,585
Banks – 7.2%
PNC Financial Services Group, Inc.	60,270	4,050,747
State Street Corp.	52,800	2,296,800
Wells Fargo & Co.	311,320	10,307,805
		16,655,352
Beverages – 3.2%
The Coca-Cola Co.	21,100	1,127,795
Molson Coors Brewing Co. Class B	142,750	6,332,390
		7,460,185
Chemicals – 3.4%
Celanese Corp. Series A	144,830	4,633,112
Potash Corp. of Saskatchewan, Inc.	28,530	3,152,565
		7,785,677
Coal – 2.1%
CONSOL Energy, Inc.	107,550	4,805,334
Commercial Services – 0.5%
AerCap Holdings NV (a)	89,750	1,238,550
Computers – 3.4%
Dell, Inc. (a)	224,510	3,632,572
Hewlett-Packard Co.	44,960	2,336,571
Research In Motion Ltd. (a)	27,360	1,947,758
		7,916,901
Diversified Financial – 5.3%
CIT Group, Inc. (a)	14,300	580,580
E*TRADE Financial Corp. (a)	1,587,200	2,666,496
JP Morgan Chase & Co.	209,020	8,900,072
		12,147,148
Electric – 4.0%
Edison International	133,030	4,572,241
Exelon Corp.	49,111	2,140,749
PG&E Corp.	54,620	2,392,356
		9,105,346
Electrical Components & Equipment – 1.4%
General Cable Corp. (a)	110,490	3,156,699
Foods – 0.2%
The Kroger Co.	24,730	549,748
Health Care — Services – 2.3%
Aetna, Inc.	181,894	5,374,968
Insurance – 9.3%
ACE Ltd.	94,730	5,038,689
Assurant, Inc.	91,720	3,341,360
Genworth Financial, Inc. Class A (a)	157,770	2,606,360
MetLife, Inc.	204,030	9,299,687
MGIC Investment Corp. (a)	114,700	1,196,321
		21,482,417
Machinery — Construction & Mining – 1.1%
Ingersoll-Rand PLC	66,100	2,444,378
Manufacturing – 3.1%
Tyco International Ltd.	181,190	7,028,360
Media – 7.9%
Comcast Corp. Class A	212,100	4,186,854
News Corp. Class A	208,846	3,220,406
Time Warner Cable, Inc.	87,877	4,943,081
Viacom, Inc. Class B (a)	167,570	5,920,248
		18,270,589
Mining – 0.5%
Xstrata PLC ADR (United Kingdom)	364,960	1,218,966
Office Equipment/Supplies – 0.6%
Xerox Corp.	129,400	1,410,460
Oil & Gas – 13.0%
Apache Corp.	68,300	6,950,208
Chevron Corp.	148,650	12,106,056
Ensco PLC Sponsored ADR (United Kingdom)	48,500	2,288,230
Exxon Mobil Corp.	33,990	2,306,221
Marathon Oil Corp.	153,880	4,947,242
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	19,780	1,241,195
		29,839,152
Pharmaceuticals – 8.1%
Biovail Corp.	163,660	2,782,220
Merck & Co., Inc.	203,960	7,146,758
Pfizer, Inc.	379,794	6,350,156
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	40,260	2,364,470
		18,643,604
Retail – 2.4%
Brinker International, Inc.	63,750	1,180,650
Walgreen Co.	124,340	4,370,551
		5,551,201
Software – 2.1%
Oracle Corp.	188,240	4,864,122
Telecommunications – 6.0%
AT&T, Inc.	265,721	6,924,689
Corning, Inc.	88,080	1,695,540
Harris Corp.	12,100	622,908
Motorola, Inc. (a)	420,720	2,974,491
Qualcomm, Inc.	40,950	1,586,403
		13,804,031
Textiles – 2.0%
Mohawk Industries, Inc. (a)	72,980	4,651,745
Transportation – 1.2%
CSX Corp.	23,940	1,341,837
Norfolk Southern Corp.	21,990	1,304,667
		2,646,504
Trucking & Leasing – 0.8%
Aircastle Ltd.	155,840	1,871,638
TOTAL COMMON STOCK (Cost $194,399,103)		221,565,479
TOTAL EQUITIES (Cost $194,399,103)		221,565,479

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PURCHASED OPTIONS – 0.0%
Aetna, Inc. Put, Expires 7/17/10, Strike 30.00	12,000	$25,800
TOTAL PURCHASED OPTIONS (Cost $22,850)		25,800
TOTAL LONG-TERM INVESTMENTS (Cost $194,421,953)		221,591,279
	Principal Amount
SHORT-TERM INVESTMENTS – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/10, 0.010%, due 5/03/10 (b)	$654,178	654,178
TOTAL SHORT-TERM INVESTMENTS (Cost $654,178)		654,178
TOTAL INVESTMENTS – 96.4% (Cost $195,076,131) (c)		222,245,457
Other Assets/ (Liabilities) – 3.6%		8,293,289
NET ASSETS – 100.0%		$230,538,746

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $654,179. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 1/25/39 - 5/15/39, and an aggregate market value, including accrued interest, of $669,009.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.3%
COMMON STOCK – 99.3%
Advertising – 0.1%
Interpublic Group of Companies, Inc. (a)	26,200	$233,442
Lamar Advertising Co. Class A (a)	3,400	126,548
		359,990
Aerospace & Defense – 1.7%
The Boeing Co.	31,120	2,254,022
General Dynamics Corp.	10,130	773,527
L-3 Communications Holdings, Inc.	5,860	548,320
Northrop Grumman Corp.	16,100	1,092,063
Raytheon Co.	4,170	243,111
United Technologies Corp.	3,380	253,331
		5,164,374
Agriculture – 0.4%
Archer-Daniels- Midland Co.	11,400	318,516
Bunge Ltd.	3,020	159,909
Lorillard, Inc.	2,880	225,706
Reynolds American, Inc.	11,330	605,248
		1,309,379
Airlines – 0.1%
Southwest Airlines Co.	33,090	436,126
Apparel – 0.2%
VF Corp.	5,810	502,100
Auto Manufacturers – 1.0%
Ford Motor Co. (a)	193,940	2,525,099
Oshkosh Corp. (a)	9,600	370,752
		2,895,851
Automotive & Parts – 0.4%
Autoliv, Inc. (a)	7,100	388,725
Federal-Mogul Corp. (a)	11,700	222,534
Johnson Controls, Inc.	13,900	466,901
TRW Automotive Holdings Corp. (a)	4,530	145,911
WABCO Holdings, Inc. (a)	400	13,276
		1,237,347
Banks – 9.7%
Associated Banc-Corp.	5,650	82,094
BancorpSouth, Inc.	4,300	95,202
Bank of America Corp.	546,403	9,742,365
Bank of Hawaii Corp.	3,220	170,274
Bank of New York Mellon Corp.	45,620	1,420,151
BB&T Corp.	30,419	1,011,128
BOK Financial Corp.	900	48,987
Capital One Financial Corp.	23,450	1,017,964
City National Corp.	1,070	66,640
Comerica, Inc.	6,300	264,600
Commerce Bancshares, Inc.	3,451	142,940
Cullen/Frost Bankers, Inc.	2,000	118,720
Fifth Third Bancorp	36,860	549,583
First Citizens BancShares, Inc. Class A	400	82,400
First Horizon National Corp. (a)	1,167	16,513
Fulton Financial Corp.	13,200	138,600
Huntington Bancshares, Inc.	20,971	141,974
KeyCorp	39,400	355,388
M&T Bank Corp.	3,940	344,159
Marshall & Ilsley Corp.	13,080	119,028
PNC Financial Services Group, Inc.	25,636	1,722,995
Popular, Inc. (a)	3,900	15,366
Regions Financial Corp.	49,840	440,586
State Street Corp.	11,900	517,650
SunTrust Banks, Inc.	25,359	750,626
Synovus Financial Corp.	19,860	59,779
TCF Financial Corp.	4,000	74,520
U.S. Bancorp	84,150	2,252,695
Valley National Bancorp	4,569	74,201
Wells Fargo & Co.	214,360	7,097,460
Whitney Holding Corp.	3,600	49,320
Wilmington Trust Corp.	4,000	69,320
Zions Bancorp	6,150	176,689
		29,229,917
Beverages – 0.6%
Brown-Forman Corp. Class B	800	46,544
Central European Distribution Corp. (a)	4,250	147,263
The Coca-Cola Co.	13,000	694,850
Coca-Cola Enterprises, Inc.	5,020	139,205
Constellation Brands, Inc. Class A (a)	3,120	57,002
Dr. Pepper Snapple Group, Inc.	11,700	382,941
Molson Coors Brewing Co. Class B	4,620	204,943
		1,672,748
Biotechnology – 0.0%
Life Technologies Corp. (a)	1,470	80,424
Building Materials – 0.2%
Armstrong World Industries, Inc. (a)	1,300	56,615
Masco Corp.	14,000	227,220
Owens Corning, Inc. (a)	4,700	163,466
USG Corp. (a)	2,500	59,000
		506,301
Chemicals – 2.0%
Air Products & Chemicals, Inc.	3,340	256,445
Airgas, Inc.	100	6,345
Albemarle Corp.	5,700	260,262
Ashland, Inc.	6,750	402,030
Cabot Corp.	12,960	421,719
CF Industries Holdings, Inc.	3,348	280,127
Cytec Industries, Inc.	7,900	379,674
The Dow Chemical Co.	29,740	916,884
Eastman Chemical Co.	3,600	240,912
EI du Pont de Nemours & Co.	28,300	1,127,472
Huntsman Corp.	44,200	504,322
The Lubrizol Corp.	3,850	347,809
PPG Industries, Inc.	7,700	541,849
RPM International, Inc.	5,300	117,024
The Sherwin-Williams Co.	1,400	109,298
The Valspar Corp.	5,200	162,864
		6,075,036
Coal – 0.0%
Arch Coal, Inc.	1,900	51,300
Commercial Services – 0.8%
Career Education Corp. (a)	15,150	443,440
Convergys Corp. (a)	13,340	168,618
Corrections Corporation of America (a)	3,300	68,376

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Donnelley (R.R.) & Sons Co.	20,500	$440,545
Equifax, Inc.	1,600	53,760
Hertz Global Holdings, Inc. (a)	2,100	30,366
Hillenbrand, Inc.	2,200	54,076
Manpower, Inc.	3,500	196,350
McKesson Corp.	4,890	316,921
Quanta Services, Inc. (a)	6,600	132,858
SAIC, Inc. (a)	2,800	48,748
Service Corp. International	20,000	179,600
Total System Services, Inc.	6,900	110,469
Weight Watchers International, Inc.	3,700	98,309
		2,342,436
Computers – 1.7%
Brocade Communications Systems, Inc. (a)	9,100	59,059
Computer Sciences Corp. (a)	7,270	380,875
Diebold, Inc.	6,200	194,370
DST Systems, Inc.	1,000	42,450
EMC Corp. (a)	73,400	1,395,334
Hewlett-Packard Co.	27,840	1,446,845
Lexmark International, Inc. Class A (a)	8,690	321,964
SanDisk Corp. (a)	5,700	227,373
Seagate Technology (a)	18,770	344,805
Synopsys, Inc. (a)	1,600	36,336
Teradata Corp. (a)	9,140	265,700
Western Digital Corp. (a)	8,720	358,305
		5,073,416
Cosmetics & Personal Care – 0.9%
Alberto-Culver Co.	810	23,328
The Procter & Gamble Co.	41,260	2,564,722
		2,588,050
Distribution & Wholesale – 0.2%
Genuine Parts Co.	3,000	128,400
Ingram Micro, Inc. Class A (a)	7,780	141,285
Tech Data Corp. (a)	7,000	300,300
WESCO International, Inc. (a)	2,500	101,550
		671,535
Diversified Financial – 7.9%
American Express Co.	35,190	1,622,963
AmeriCredit Corp. (a)	14,120	338,033
Ameriprise Financial, Inc.	11,130	515,987
BlackRock, Inc.	1,400	257,600
Citigroup, Inc. (a)	960,150	4,195,855
CME Group, Inc.	1,829	600,662
Discover Financial Services	8,800	136,048
Franklin Resources, Inc.	4,100	474,124
The Goldman Sachs Group, Inc.	29,950	4,348,740
Interactive Brokers Group, Inc. Class A (a)	2,800	47,992
Invesco Ltd.	12,600	289,674
Investment Technology Group, Inc. (a)	2,100	36,477
JP Morgan Chase & Co.	188,207	8,013,854
Legg Mason, Inc.	8,400	266,196
Morgan Stanley	52,500	1,586,550
The NASDAQ OMX Group, Inc. (a)	5,600	117,600
NYSE Euronext	8,150	265,935
Raymond James Financial, Inc.	3,500	107,240
SLM Corp. (a)	27,700	339,048
Student Loan Corp.	7,610	214,906
		23,775,484
Electric – 5.3%
The AES Corp. (a)	30,300	349,662
Allegheny Energy, Inc.	7,640	166,399
Alliant Energy Corp.	5,570	190,494
Ameren Corp.	13,850	359,546
American Electric Power Co., Inc.	25,230	865,389
Calpine Corp. (a)	9,800	133,574
CenterPoint Energy, Inc.	8,700	124,932
CMS Energy Corp.	10,200	165,852
Consolidated Edison, Inc.	9,860	445,672
Constellation Energy Group, Inc.	18,530	655,036
Dominion Resources, Inc.	20,920	874,456
DPL, Inc.	2,700	76,086
DTE Energy Co.	10,210	491,816
Duke Energy Corp.	56,956	955,722
Edison International	19,780	679,839
Entergy Corp.	9,000	731,610
Exelon Corp.	32,090	1,398,803
FirstEnergy Corp.	18,020	682,418
FPL Group, Inc.	11,280	587,124
Great Plains Energy, Inc.	4,337	83,834
Hawaiian Electric Industries, Inc.	11,900	277,865
Integrys Energy Group, Inc.	7,430	368,602
MDU Resources Group, Inc.	10,900	231,080
Mirant Corp. (a)	27,790	324,031
Northeast Utilities	8,600	238,994
NRG Energy, Inc. (a)	5,290	127,859
NSTAR	3,410	124,806
NV Energy, Inc.	1,000	12,490
OGE Energy Corp.	5,390	223,038
Pepco Holdings, Inc.	4,810	80,519
PG&E Corp.	16,460	720,948
Pinnacle West Capital Corp.	6,360	237,482
Progress Energy, Inc.	11,410	455,487
Public Service Enterprise Group, Inc.	17,900	575,127
RRI Energy, Inc. (a)	12,700	51,689
SCANA Corp.	5,520	217,874
The Southern Co.	14,830	512,525
TECO Energy, Inc.	13,530	229,063
Westar Energy, Inc.	2,700	63,963
Wisconsin Energy Corp.	5,680	298,257
Xcel Energy, Inc.	20,160	438,480
		15,828,443
Electrical Components & Equipment – 0.2%
General Cable Corp. (a)	7,190	205,418
Hubbell, Inc. Class B	4,900	227,703
Molex, Inc.	5,320	119,221
		552,342
Electronics – 0.6%
Arrow Electronics, Inc. (a)	9,200	280,600
Avnet, Inc. (a)	3,400	108,698
AVX Corp.	16,900	261,105
Garmin Ltd.	11,700	437,346
Jabil Circuit, Inc.	15,020	230,106
PerkinElmer, Inc.	4,010	100,451
Thomas & Betts Corp. (a)	2,000	83,880
Vishay Intertechnology, Inc. (a)	36,990	385,066
		1,887,252
Energy — Alternate Sources – 0.0%
Covanta Holding Corp. (a)	5,900	103,132

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction – 0.2%
KBR, Inc.	6,600	$145,728
The Shaw Group, Inc. (a)	2,840	108,715
URS Corp. (a)	7,300	374,855
		629,298
Entertainment – 0.1%
DreamWorks Animation SKG, Inc. Class A (a)	1,300	51,597
International Speedway Corp. Class A	1,900	58,064
Penn National Gaming, Inc. (a)	600	18,576
Regal Entertainment Group Class A	8,330	142,276
Warner Music Group Corp. (a)	17,400	119,190
		389,703
Environmental Controls – 0.2%
Republic Services, Inc.	13,570	421,077
Waste Connections, Inc. (a)	500	17,895
Waste Management, Inc.	3,540	122,767
		561,739
Foods – 2.4%
Campbell Soup Co.	3,900	139,854
ConAgra Foods, Inc.	26,820	656,286
Corn Products International, Inc.	5,530	199,080
Del Monte Foods Co.	19,280	288,043
Flowers Foods, Inc.	1,540	40,594
General Mills, Inc.	8,590	611,436
H.J. Heinz Co.	5,990	280,751
The Hershey Co.	5,700	267,957
Hormel Foods Corp.	3,600	146,736
The J.M. Smucker Co.	5,040	307,793
Kraft Foods, Inc. Class A	57,670	1,707,032
The Kroger Co.	6,270	139,382
Ralcorp Holdings, Inc. (a)	1,800	119,790
Safeway, Inc.	23,800	561,680
Sara Lee Corp.	35,900	510,498
Smithfield Foods, Inc. (a)	11,460	214,761
SUPERVALU, Inc.	26,300	391,870
Tyson Foods, Inc. Class A	30,800	603,372
Whole Foods Market, Inc. (a)	800	31,216
		7,218,131
Forest Products & Paper – 0.6%
International Paper Co.	28,520	762,625
MeadWestvaco Corp.	11,400	309,738
Plum Creek Timber Co., Inc.	4,000	159,200
Rayonier, Inc.	2,700	132,246
Temple-Inland, Inc.	9,600	223,872
Weyerhaeuser Co.	4,500	222,840
		1,810,521
Gas – 0.5%
AGL Resources, Inc.	3,160	124,852
Atmos Energy Corp.	3,440	101,755
Energen Corp.	5,800	283,446
NiSource, Inc.	21,090	343,767
Sempra Energy	10,410	511,964
Southern Union Co.	4,800	125,424
UGI Corp.	2,990	82,195
Vectren Corp.	2,050	51,270
		1,624,673
Hand & Machine Tools – 0.3%
Kennametal, Inc.	3,600	118,296
Lincoln Electric Holdings, Inc.	2,300	137,862
Snap-on, Inc.	1,930	92,988
Stanley Black & Decker, Inc.	8,135	505,590
		854,736
Health Care — Products – 0.9%
Boston Scientific Corp. (a)	15,200	104,576
CareFusion Corp. (a)	10,900	300,622
The Cooper Cos., Inc.	3,330	129,504
Hill-Rom Holdings, Inc.	4,750	150,622
Hologic, Inc. (a)	12,900	230,523
Inverness Medical Innovations, Inc. (a)	2,600	103,428
Johnson & Johnson	13,660	878,338
Kinetic Concepts, Inc. (a)	4,300	186,190
Zimmer Holdings, Inc. (a)	10,500	639,555
		2,723,358
Health Care — Services – 2.2%
Aetna, Inc.	15,120	446,796
CIGNA Corp.	11,400	365,484
Community Health Systems, Inc. (a)	5,810	237,397
Coventry Health Care, Inc. (a)	7,700	182,798
Health Net, Inc. (a)	7,600	167,352
Humana, Inc. (a)	8,260	377,647
LifePoint Hospitals, Inc. (a)	3,600	137,448
Lincare Holdings, Inc. (a)	600	28,014
Mednax, Inc. (a)	1,500	82,410
Tenet Healthcare Corp. (a)	5,100	31,875
Thermo Fisher Scientific, Inc. (a)	19,810	1,095,097
UnitedHealth Group, Inc.	67,300	2,039,863
Universal Health Services, Inc. Class B	3,700	137,344
WellPoint, Inc. (a)	23,150	1,245,470
		6,574,995
Holding Company — Diversified – 0.1%
Leucadia National Corp. (a)	7,000	177,170
Home Builders – 0.3%
D.R. Horton, Inc.	24,700	362,843
KB Home	8,300	153,799
Lennar Corp. Class A	3,280	65,272
M.D.C. Holdings, Inc.	600	22,980
NVR, Inc. (a)	200	143,610
Pulte Homes, Inc. (a)	1,857	24,308
Thor Industries, Inc.	1,990	71,063
Toll Brothers, Inc. (a)	600	13,542
		857,417
Home Furnishing – 0.2%
Harman International Industries, Inc. (a)	3,200	126,336
Whirlpool Corp.	4,500	489,915
		616,251
Household Products – 0.3%
Avery Dennison Corp.	2,100	81,963
The Clorox Co.	1,000	64,700
Fortune Brands, Inc.	3,460	181,373
Jarden Corp.	10,290	330,515
Kimberly-Clark Corp.	2,740	167,852
		826,403
Housewares – 0.1%
Newell Rubbermaid, Inc.	8,700	148,509
Insurance – 5.6%
Alleghany Corp. (a)	314	93,308
Allied World Assurance Holdings Ltd.	4,420	192,579
The Allstate Corp.	27,400	895,158

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Financial Group, Inc.	8,830	$259,867
American International Group, Inc. (a)	2,202	85,658
American National Insurance Co.	780	85,925
Aon Corp.	13,660	580,004
Arch Capital Group Ltd. (a)	4,000	302,320
Arthur J. Gallagher & Co.	500	13,135
Aspen Insurance Holdings Ltd.	6,790	183,194
Assurant, Inc.	8,560	311,841
Axis Capital Holdings Ltd.	10,660	332,272
Brown & Brown, Inc.	1,670	33,634
The Chubb Corp.	24,360	1,287,913
Cincinnati Financial Corp.	7,310	207,604
CNA Financial Corp. (a)	4,300	120,916
Endurance Specialty Holdings Ltd.	11,690	430,776
Erie Indemnity Co. Class A	250	11,578
Everest Re Group Ltd.	2,980	228,417
Fidelity National Financial, Inc. Class A	6,000	91,080
First American Corp.	3,300	114,081
Genworth Financial, Inc. Class A (a)	12,860	212,447
The Hanover Insurance Group, Inc.	1,800	81,090
The Hartford Financial Services Group, Inc.	20,190	576,828
HCC Insurance Holdings, Inc.	9,970	271,084
Lincoln National Corp.	12,198	373,137
Loews Corp.	16,620	618,929
Markel Corp. (a)	300	114,852
Marsh & McLennan Cos., Inc.	20,000	484,400
MBIA, Inc. (a)	8,600	82,388
Mercury General Corp.	3,990	179,510
MetLife, Inc.	26,970	1,229,293
Old Republic International Corp.	7,900	118,579
OneBeacon Insurance Group Ltd. Class A	5,503	89,259
PartnerRe Ltd.	4,500	349,110
The Progressive Corp.	24,340	488,991
Protective Life Corp.	11,980	288,359
Prudential Financial, Inc.	14,700	934,332
Reinsurance Group of America, Inc. Class A	4,250	219,427
RenaissanceRe Holdings Ltd.	5,170	289,261
StanCorp Financial Group, Inc.	4,070	182,987
Torchmark Corp.	3,840	205,594
Transatlantic Holdings, Inc.	1,700	84,541
The Travelers Cos., Inc.	33,509	1,700,247
Unitrin, Inc.	15,750	460,687
Unum Group	16,700	408,649
Validus Holdings Ltd.	7,000	178,990
W.R. Berkley Corp.	5,600	151,200
Wesco Financial Corp.	300	113,715
White Mountains Insurance Group Ltd.	600	206,160
XL Capital Ltd. Class A	21,450	381,810
		16,937,116
Internet – 0.5%
eBay, Inc. (a)	43,400	1,033,354
Expedia, Inc.	4,540	107,189
IAC/InterActiveCorp (a)	3,450	77,349
Liberty Media Corp. - Interactive Class A (a)	25,600	393,472
		1,611,364
Iron & Steel – 1.0%
AK Steel Holding Corp.	13,400	224,450
Allegheny Technologies, Inc.	4,400	235,268
Carpenter Technology Corp.	3,400	133,518
Cliffs Natural Resources, Inc.	6,190	387,061
Nucor Corp.	18,000	815,760
Reliance Steel & Aluminum Co.	8,700	424,647
Schnitzer Steel Industries, Inc. Class A	1,700	91,800
Steel Dynamics, Inc.	12,100	190,091
United States Steel Corp.	6,290	343,811
		2,846,406
Leisure Time – 0.2%
Carnival Corp.	5,000	208,500
Harley-Davidson, Inc.	9,030	305,485
Royal Caribbean Cruises Ltd. (a)	2,000	71,680
		585,665
Lodging – 0.3%
Marriott International, Inc. Class A	5,765	211,921
MGM MIRAGE (a)	4,900	77,861
Starwood Hotels & Resorts Worldwide, Inc.	5,700	310,707
Wyndham Worldwide Corp.	5,900	158,179
Wynn Resorts Ltd.	2,300	202,952
		961,620
Machinery — Construction & Mining – 0.4%
Bucyrus International, Inc.	500	31,505
Caterpillar, Inc.	14,000	953,260
Joy Global, Inc.	600	34,086
Terex Corp. (a)	2,730	72,400
		1,091,251
Machinery — Diversified – 1.1%
AGCO Corp. (a)	2,370	82,998
Cummins, Inc.	7,100	512,833
Deere & Co.	15,700	939,174
Eaton Corp.	9,820	757,711
Gardner Denver, Inc.	2,870	144,332
Graco, Inc.	2,500	86,700
IDEX Corp.	4,300	144,480
The Manitowoc Co., Inc.	7,900	110,679
Rockwell Automation, Inc.	7,980	484,546
Zebra Technologies Corp. Class A (a)	4,466	129,737
		3,393,190
Manufacturing – 5.1%
AptarGroup, Inc.	4,486	193,078
Carlisle Cos., Inc.	11,200	422,576
Crane Co.	6,400	230,016
Danaher Corp.	3,470	292,452
Dover Corp.	3,500	182,770
General Electric Co.	552,390	10,418,075
Harsco Corp.	3,100	95,976
Illinois Tool Works, Inc.	22,200	1,134,420
ITT Corp.	7,400	411,218
Leggett & Platt, Inc.	9,110	223,468
Parker Hannifin Corp.	9,930	686,957
Pentair, Inc.	2,600	94,016
SPX Corp.	3,000	209,640
Teleflex, Inc.	2,250	137,970
Textron, Inc.	14,700	335,748

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trinity Industries, Inc.	9,800	$243,922
		15,312,302
Media – 5.1%
Cablevision Systems Corp. Class A	8,300	227,752
CBS Corp. Class B	26,150	423,891
Central European Media Enterprises Ltd. Class A (a)	1,770	60,180
Comcast Corp. Class A	132,710	2,619,695
DIRECTV Class A (a)	27,020	978,935
Discovery Communications, Inc. Series C (a)	1,100	36,707
DISH Network Corp. Class A	16,370	362,596
Gannett Co., Inc.	23,695	403,289
Liberty Global, Inc. Class A (a)	18,000	493,380
Liberty Media Corp. Capital Class A (a)	8,300	367,441
Meredith Corp.	3,100	111,383
The New York Times Co. Class A (a)	27,900	276,768
News Corp. Class A	139,030	2,143,843
Scripps Networks Interactive Class A	200	9,068
Time Warner Cable, Inc.	12,863	723,544
Time Warner, Inc.	69,730	2,306,668
Viacom, Inc. Class B (a)	11,570	408,768
The Walt Disney Co.	83,580	3,079,087
The Washington Post Co. Class B	423	214,529
		15,247,524
Metal Fabricate & Hardware – 0.2%
Commercial Metals Co.	10,970	163,234
The Timken Co.	11,200	394,016
		557,250
Mining – 0.5%
Alcoa, Inc.	28,000	376,320
Freeport-McMoRan Copper & Gold, Inc.	10,930	825,543
Royal Gold, Inc.	1,500	76,770
Southern Copper Corp.	2,800	85,624
Titanium Metals Corp. (a)	9,860	152,041
Vulcan Materials Co.	100	5,728
		1,522,026
Office Equipment/Supplies – 0.3%
Pitney Bowes, Inc.	7,000	177,800
Xerox Corp.	64,906	707,475
		885,275
Oil & Gas – 13.8%
Anadarko Petroleum Corp.	18,450	1,146,852
Apache Corp.	15,930	1,621,037
Atwood Oceanics, Inc. (a)	1,490	54,251
Cabot Oil & Gas Corp.	3,400	122,842
Chesapeake Energy Corp.	15,200	361,760
Chevron Corp.	111,905	9,113,543
Cimarex Energy Co.	3,880	264,150
Concho Resources, Inc. (a)	2,100	119,322
ConocoPhillips	74,288	4,397,107
Denbury Resources, Inc. (a)	7,314	140,063
Devon Energy Corp.	10,340	696,192
EOG Resources, Inc.	1,340	150,241
Exxon Mobil Corp.	199,620	13,544,217
Forest Oil Corp. (a)	3,400	99,620
Frontier Oil Corp.	1,900	28,880
Helmerich & Payne, Inc.	2,790	113,330
Hess Corp.	12,710	807,721
Marathon Oil Corp.	31,310	1,006,616
Murphy Oil Corp.	7,700	463,155
Nabors Industries Ltd. (a)	14,760	318,373
Newfield Exploration Co. (a)	5,900	343,321
Noble Energy, Inc.	6,580	502,712
Occidental Petroleum Corp.	30,790	2,729,841
Patterson-UTI Energy, Inc.	10,100	154,429
Pioneer Natural Resources Co.	1,600	102,608
Plains Exploration & Production Co. (a)	2,300	67,413
Pride International, Inc. (a)	3,400	103,122
Questar Corp.	7,700	369,215
Range Resources Corp.	1,200	57,312
Rowan Companies, Inc. (a)	6,900	205,620
Seahawk Drilling, Inc. (a)	29,206	486,572
Sunoco, Inc.	400	13,112
Tesoro Corp.	5,400	71,010
Unit Corp. (a)	3,270	156,208
Valero Energy Corp.	15,464	321,497
Whiting Petroleum Corp. (a)	1,800	162,594
XTO Energy, Inc.	20,100	955,152
		41,371,010
Oil & Gas Services – 1.8%
Baker Hughes, Inc.	21,903	1,089,893
Exterran Holdings, Inc. (a)	1,500	43,725
Halliburton Co.	39,590	1,213,434
Helix Energy Solutions Group, Inc. (a)	7,700	112,266
National Oilwell Varco, Inc.	35,760	1,574,513
Oil States International, Inc. (a)	7,480	361,359
Schlumberger Ltd.	5,170	369,241
SEACOR Holdings, Inc. (a)	1,200	101,004
Smith International, Inc.	4,300	205,368
Tidewater, Inc.	3,930	210,687
		5,281,490
Packaging & Containers – 0.3%
Ball Corp.	2,700	143,667
Bemis Co., Inc.	5,960	181,244
Greif, Inc. Class A	1,100	65,098
Owens-IIlinois, Inc. (a)	1,200	42,528
Packaging Corporation of America	4,100	101,393
Pactiv Corp. (a)	1,200	30,492
Sealed Air Corp.	11,200	240,800
Sonoco Products Co.	6,600	218,658
		1,023,880
Pharmaceuticals – 4.9%
AmerisourceBergen Corp.	8,280	255,438
Bristol-Myers Squibb Co.	39,400	996,426
Cardinal Health, Inc.	17,600	610,544
Eli Lilly & Co.	23,060	806,408
Endo Pharmaceuticals Holdings, Inc. (a)	17,100	374,490
Forest Laboratories, Inc. (a)	28,240	769,822
King Pharmaceuticals, Inc. (a)	41,770	409,346
Mead Johnson Nutrition Co.	5,200	268,372
Merck & Co., Inc.	82,148	2,878,466
Mylan, Inc. (a)	3,600	79,308
NBTY, Inc. (a)	3,620	147,262
Omnicare, Inc.	2,600	72,254

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	421,786	$7,052,262
Watson Pharmaceuticals, Inc. (a)	260	11,133
		14,731,531
Pipelines – 0.8%
El Paso Corp.	19,430	235,103
National Fuel Gas Co.	4,850	252,297
ONEOK, Inc.	7,520	369,533
Spectra Energy Corp.	31,200	728,208
The Williams Cos., Inc.	34,850	822,808
		2,407,949
Real Estate – 0.1%
Forest City Enterprises, Inc. Class A (a)	9,140	141,213
Jones Lang LaSalle, Inc.	2,100	165,648
		306,861
Real Estate Investment Trusts (REITS) – 2.8%
Alexandria Real Estate Equities, Inc.	1,700	120,377
AMB Property Corp.	4,500	125,370
Annaly Capital Management, Inc.	39,360	667,152
Apartment Investment & Management Co. Class A	7,000	156,870
AvalonBay Communities, Inc.	1,704	177,284
Boston Properties, Inc.	5,030	396,666
Brandywine Realty Trust	19,700	250,978
BRE Properties, Inc.	1,300	54,288
Camden Property Trust	2,800	135,604
CapitalSource, Inc.	11,600	69,252
Chimera Investment Corp.	28,800	117,216
Corporate Office Properties Trust	900	36,405
Douglas Emmett, Inc.	7,300	122,202
Duke Realty Corp.	8,400	113,652
Equity Residential	14,300	647,361
Essex Property Trust, Inc.	620	65,608
Federal Realty Investment Trust	2,400	185,736
HCP, Inc.	9,800	314,776
Health Care, Inc.	2,200	98,846
Hospitality Properties Trust	10,540	279,205
Host Hotels & Resorts, Inc.	19,373	315,005
HRPT Properties Trust	35,970	282,005
Kimco Realty Corp.	19,350	301,666
Liberty Property Trust	4,170	140,988
The Macerich Co.	6,082	271,926
Mack-Cali Realty Corp.	4,010	137,784
Nationwide Health Properties, Inc.	1,600	56,032
ProLogis	20,090	264,585
Realty Income Corp.	6,300	206,577
Regency Centers Corp.	2,500	102,625
Senior Housing Properties Trust	7,200	161,856
Simon Property Group, Inc.	4,400	391,688
SL Green Realty Corp.	4,700	292,199
Taubman Centers, Inc.	2,400	104,088
UDR, Inc.	5,100	103,581
Ventas, Inc.	8,400	396,732
Vornado Realty Trust	6,628	552,576
Weingarten Realty Investors	6,600	152,592
		8,369,353
Retail – 2.9%
Abercrombie & Fitch Co. Class A	2,500	109,325
AutoNation, Inc. (a)	6,540	132,108
Barnes & Noble, Inc.	2,000	44,080
Big Lots, Inc. (a)	10,100	385,820
BJ's Wholesale Club, Inc. (a)	2,200	84,216
Chico's FAS, Inc.	9,060	134,903
CVS Caremark Corp.	25,680	948,362
Foot Locker, Inc.	8,580	131,703
GameStop Corp. Class A (a)	5,970	145,131
The Gap, Inc.	11,140	275,492
The Home Depot, Inc.	64,750	2,282,437
J.C. Penney Co., Inc.	12,490	364,333
Kohl's Corp. (a)	1,200	65,988
Limited Brands, Inc.	11,550	309,540
Lowe's Cos., Inc.	21,540	584,165
Macy's, Inc.	26,744	620,461
Office Depot, Inc. (a)	24,700	169,442
Penske Auto Group, Inc. (a)	15,440	231,291
Phillips-Van Heusen Corp.	3,410	214,864
Polo Ralph Lauren Corp.	1,400	125,860
RadioShack Corp.	5,070	109,259
Sears Holdings Corp. (a)	3,010	364,060
Signet Jewelers Ltd. (a)	15,300	489,906
Tiffany & Co.	2,310	111,989
Williams-Sonoma, Inc.	14,300	411,840
		8,846,575
Savings & Loans – 0.3%
First Niagara Financial Group, Inc.	8,200	113,980
Hudson City Bancorp, Inc.	11,450	152,285
New York Community Bancorp, Inc.	23,980	394,951
People's United Financial, Inc.	10,400	161,512
TFS Financial Corp.	300	4,242
Washington Federal, Inc.	2,716	55,868
		882,838
Semiconductors – 1.6%
Advanced Micro Devices, Inc. (a)	14,200	128,652
Applied Materials, Inc.	56,520	778,845
Atmel Corp. (a)	7,000	38,080
Cypress Semiconductor Corp. (a)	9,400	121,166
Fairchild Semiconductor International, Inc. (a)	26,000	291,720
Integrated Device Technology, Inc. (a)	9,400	62,134
Intel Corp.	93,690	2,138,943
Intersil Corp. Class A	6,400	95,232
KLA-Tencor Corp.	8,260	281,336
LSI Corp. (a)	26,900	161,938
Marvell Technology Group Ltd. (a)	3,400	70,210
Maxim Integrated Products, Inc.	2,500	48,550
Microchip Technology, Inc.	800	23,368
Micron Technology, Inc. (a)	40,350	377,272
Novellus Systems, Inc. (a)	2,080	54,496
PMC-Sierra, Inc. (a)	8,100	71,685
		4,743,627
Software – 0.2%
Activision Blizzard, Inc.	10,970	121,548
Autodesk, Inc. (a)	3,100	105,431
Broadridge Financial Solutions, Inc.	2,990	71,192
CA, Inc.	3,890	88,731

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Compuware Corp. (a)	8,090	$69,574
Fidelity National Information Services, Inc.	3,860	101,479
Novell, Inc. (a)	5,300	29,733
		587,688
Telecommunications – 5.4%
Amdocs Ltd. (a)	6,300	201,222
AT&T, Inc.	309,624	8,068,801
CenturyTel, Inc.	16,051	547,500
Ciena Corp. (a)	1,000	18,490
CommScope, Inc. (a)	6,400	208,512
Corning, Inc.	7,680	147,840
Crown Castle International Corp. (a)	5,500	208,175
EchoStar Corp. (a)	4,000	76,840
Frontier Communications Corp.	10,700	85,172
Harris Corp.	3,570	183,784
JDS Uniphase Corp. (a)	16,090	209,009
Leap Wireless International, Inc. (a)	1,700	31,144
Motorola, Inc. (a)	74,900	529,543
NII Holdings, Inc. (a)	5,600	237,552
Qwest Communications International, Inc.	101,500	530,845
Sprint Nextel Corp. (a)	124,000	527,000
Telephone & Data Systems, Inc.	8,850	306,741
Tellabs, Inc.	21,490	195,129
US Cellular Corp. (a)	700	29,456
Verizon Communications, Inc.	116,758	3,373,139
Virgin Media, Inc.	16,100	283,199
Windstream Corp.	15,662	173,065
		16,172,158
Textiles – 0.1%
Cintas Corp.	4,600	125,350
Mohawk Industries, Inc. (a)	3,830	244,124
		369,474
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	2,470	94,749
Mattel, Inc.	14,000	322,700
		417,449
Transportation – 1.5%
Alexander & Baldwin, Inc.	2,700	96,066
Con-way, Inc.	3,200	124,288
CSX Corp.	15,760	883,348
FedEx Corp.	13,400	1,206,134
Frontline Ltd.	4,100	149,650
Kansas City Southern (a)	1,000	40,550
Kirby Corp. (a)	2,500	105,200
Norfolk Southern Corp.	13,270	787,309
Overseas Shipholding Group, Inc.	2,000	100,120
Ryder System, Inc.	3,490	162,355
Teekay Corp.	8,300	207,915
Union Pacific Corp.	8,380	634,031
UTI Worldwide, Inc.	2,760	43,747
		4,540,713
Trucking & Leasing – 0.0%
GATX Corp.	1,900	62,016
Water – 0.0%
Aqua America, Inc.	2,100	38,493
TOTAL COMMON STOCK (Cost $263,371,311)		298,459,981
TOTAL EQUITIES (Cost $263,371,311)		298,459,981
TOTAL LONG-TERM INVESTMENTS (Cost $263,371,311)		298,459,981
	Principal Amount
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/10, 0.010%, due 5/03/10 (b)	$1,085,262	1,085,262
Time Deposits – 0.0%
Euro Time Deposit, 0.010%, due 5/03/10	24,222	24,222
TOTAL TIME DEPOSITS (Cost $24,222)		24,222
TOTAL SHORT-TERM INVESTMENTS (Cost $1,109,484)		1,109,484
TOTAL INVESTMENTS – 99.7% (Cost $264,480,795) (c)		299,569,465
Other Assets/ (Liabilities) – 0.3%		860,997
NET ASSETS – 100.0%		$300,430,462

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $1,085,263. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $1,108,513.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.9%
COMMON STOCK – 99.9%
Advertising – 0.1%
Interpublic Group of Companies, Inc. (a)	898	$8,001
Omnicom Group, Inc.	375	15,998
		23,999
Aerospace & Defense – 2.4%
The Boeing Co.	1,095	79,311
General Dynamics Corp.	493	37,645
Goodrich Corp.	98	7,270
L-3 Communications Holdings, Inc.	247	23,112
Lockheed Martin Corp.	494	41,936
Northrop Grumman Corp.	693	47,006
Raytheon Co.	771	44,949
Rockwell Collins, Inc.	199	12,935
United Technologies Corp.	1,266	94,887
		389,051
Agriculture – 1.6%
Altria Group, Inc.	2,409	51,047
Archer-Daniels- Midland Co.	884	24,699
Lorillard, Inc.	299	23,433
Philip Morris International, Inc.	2,856	140,172
Reynolds American, Inc.	367	19,605
		258,956
Airlines – 0.1%
Southwest Airlines Co.	1,693	22,314
Apparel – 0.5%
Nike, Inc. Class B	733	55,642
VF Corp.	328	28,346
		83,988
Auto Manufacturers – 0.6%
Ford Motor Co. (a)	5,888	76,662
Paccar, Inc.	393	18,282
		94,944
Automotive & Parts – 0.3%
The Goodyear Tire & Rubber Co. (a)	580	7,789
Johnson Controls, Inc.	1,042	35,001
		42,790
Banks – 5.9%
Bank of America Corp.	17,191	306,515
Bank of New York Mellon Corp.	1,684	52,423
BB&T Corp.	920	30,581
Capital One Financial Corp.	799	34,685
Comerica, Inc.	198	8,316
Fifth Third Bancorp	1,333	19,875
First Horizon National Corp. (a)	386	5,462
Huntington Bancshares, Inc.	1,100	7,447
KeyCorp	839	7,568
M&T Bank Corp.	198	17,295
Marshall & Ilsley Corp.	1,141	10,383
Northern Trust Corp.	149	8,192
PNC Financial Services Group, Inc.	743	49,937
Regions Financial Corp.	1,398	12,358
State Street Corp.	691	30,058
SunTrust Banks, Inc.	743	21,993
U.S. Bancorp	2,916	78,061
Wells Fargo & Co.	7,490	247,994
Zions Bancorp	598	17,181
		966,324
Beverages – 1.8%
Brown-Forman Corp. Class B	197	11,461
The Coca-Cola Co.	2,709	144,796
Coca-Cola Enterprises, Inc.	441	12,229
Constellation Brands, Inc. Class A (a)	107	1,955
Dr. Pepper Snapple Group, Inc.	494	16,169
Molson Coors Brewing Co. Class B	297	13,175
PepsiCo, Inc.	1,450	94,569
		294,354
Biotechnology – 1.0%
Amgen, Inc. (a)	1,685	96,652
Biogen Idec, Inc. (a)	397	21,140
Celgene Corp. (a)	199	12,328
Genzyme Corp. (a)	159	8,465
Life Technologies Corp. (a)	272	14,881
Millipore Corp. (a)	99	10,509
		163,975
Building Materials – 0.1%
Masco Corp.	702	11,393
Chemicals – 1.5%
Air Products & Chemicals, Inc.	227	17,429
Airgas, Inc.	99	6,282
CF Industries Holdings, Inc.	299	25,017
The Dow Chemical Co.	1,181	36,410
Eastman Chemical Co.	194	12,983
Ecolab, Inc.	97	4,737
EI du Pont de Nemours & Co.	1,582	63,027
International Flavors & Fragrances, Inc.	169	8,465
Monsanto Co.	309	19,486
PPG Industries, Inc.	297	20,900
Praxair, Inc.	98	8,209
The Sherwin-Williams Co.	198	15,458
Sigma-Aldrich Corp.	198	11,741
		250,144
Coal – 0.2%
CONSOL Energy, Inc.	199	8,891
Massey Energy Co.	99	3,627
Peabody Energy Corp.	325	15,184
		27,702
Commercial Services – 1.7%
Apollo Group, Inc. Class A (a)	268	15,386
Automatic Data Processing, Inc.	551	23,891
DeVry, Inc.	299	18,655
Donnelley (R.R.) & Sons Co.	834	17,923
Equifax, Inc.	149	5,006
H&R Block, Inc.	594	10,876
Iron Mountain, Inc.	98	2,465
MasterCard, Inc. Class A	99	24,556
McKesson Corp.	394	25,535
Moody's Corp.	577	14,263
Paychex, Inc.	297	9,088
Quanta Services, Inc. (a)	297	5,979
Robert Half International, Inc.	197	5,394
SAIC, Inc. (a)	395	6,877

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total System Services, Inc.	889	$14,233
Visa, Inc. Class A	720	64,965
Western Union Co.	884	16,133
		281,225
Computers – 6.7%
Apple, Inc. (a)	1,182	308,644
Cognizant Technology Solutions Corp. Class A (a)	395	20,216
Computer Sciences Corp. (a)	313	16,398
Dell, Inc. (a)	4,256	68,862
EMC Corp. (a)	2,884	54,825
Hewlett-Packard Co.	4,081	212,090
International Business Machines Corp.	2,099	270,771
Lexmark International, Inc. Class A (a)	979	36,272
NetApp, Inc. (a)	572	19,831
SanDisk Corp. (a)	491	19,586
Teradata Corp. (a)	1,077	31,308
Western Digital Corp. (a)	681	27,982
		1,086,785
Cosmetics & Personal Care – 2.3%
Avon Products, Inc.	303	9,796
Colgate-Palmolive Co.	624	52,478
The Estee Lauder Cos., Inc. Class A	465	30,653
The Procter & Gamble Co.	4,419	274,685
		367,612
Distribution & Wholesale – 0.2%
Fastenal Co.	99	5,414
Genuine Parts Co.	197	8,432
W.W. Grainger, Inc.	99	10,943
		24,789
Diversified Financial – 5.1%
American Express Co.	1,574	72,593
Ameriprise Financial, Inc.	434	20,120
The Charles Schwab Corp.	297	5,729
Citigroup, Inc. (a)	26,161	114,324
CME Group, Inc.	68	22,332
Discover Financial Services	438	6,771
E*TRADE Financial Corp. (a)	987	1,658
Federated Investors, Inc. Class B	198	4,776
Franklin Resources, Inc.	198	22,897
The Goldman Sachs Group, Inc.	1,056	153,331
IntercontinentalExchange, Inc. (a)	99	11,546
Invesco Ltd.	593	13,633
JP Morgan Chase & Co.	6,081	258,929
Legg Mason, Inc.	198	6,275
Morgan Stanley	2,073	62,646
The NASDAQ OMX Group, Inc. (a)	198	4,158
NYSE Euronext	297	9,691
SLM Corp. (a)	1,678	20,539
T. Rowe Price Group, Inc.	297	17,080
		829,028
Electric – 3.0%
The AES Corp. (a)	1,602	18,487
Allegheny Energy, Inc.	494	10,759
Ameren Corp.	391	10,150
American Electric Power Co., Inc.	642	22,021
CenterPoint Energy, Inc.	837	12,019
CMS Energy Corp.	297	4,829
Consolidated Edison, Inc.	245	11,074
Constellation Energy Group, Inc.	1,120	39,592
Dominion Resources, Inc.	567	23,701
DTE Energy Co.	375	18,064
Duke Energy Corp.	1,511	25,355
Edison International	593	20,381
Entergy Corp.	297	24,143
Exelon Corp.	1,016	44,288
FirstEnergy Corp.	494	18,708
FPL Group, Inc.	398	20,716
Integrys Energy Group, Inc.	299	14,833
Northeast Utilities	197	5,475
NRG Energy, Inc. (a)	420	10,151
Pepco Holdings, Inc.	99	1,657
PG&E Corp.	572	25,054
Pinnacle West Capital Corp.	297	11,090
PPL Corp.	695	17,208
Progress Energy, Inc.	297	11,856
Public Service Enterprise Group, Inc.	609	19,567
SCANA Corp.	198	7,815
The Southern Co.	573	19,803
TECO Energy, Inc.	395	6,687
Wisconsin Energy Corp.	99	5,199
Xcel Energy, Inc.	445	9,679
		490,361
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	1,234	64,452
Molex, Inc.	329	7,373
		71,825
Electronics – 0.4%
Agilent Technologies, Inc. (a)	535	19,399
Amphenol Corp. Class A	99	4,575
FLIR Systems, Inc. (a)	99	3,029
Jabil Circuit, Inc.	1,282	19,640
PerkinElmer, Inc.	246	6,162
Waters Corp. (a)	99	7,127
		59,932
Engineering & Construction – 0.2%
Fluor Corp.	227	11,995
Jacobs Engineering Group, Inc. (a)	297	14,321
		26,316
Entertainment – 0.0%
International Game Technology	255	5,375
Environmental Controls – 0.3%
Republic Services, Inc.	563	17,470
Stericycle, Inc. (a)	99	5,831
Waste Management, Inc.	927	32,148
		55,449
Foods – 2.3%
Campbell Soup Co.	297	10,650
ConAgra Foods, Inc.	893	21,852
Dean Foods Co. (a)	395	6,202
General Mills, Inc.	524	37,298
H.J. Heinz Co.	593	27,794
The Hershey Co.	338	15,889
Hormel Foods Corp.	198	8,070
The J.M. Smucker Co.	199	12,153
Kellogg Co.	298	16,372
Kraft Foods, Inc. Class A	2,289	67,754
The Kroger Co.	994	22,097
McCormick & Co., Inc.	258	10,209
Safeway, Inc.	591	13,948
Sara Lee Corp.	1,481	21,060

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SUPERVALU, Inc.	1,193	$17,776
Sysco Corp.	389	12,269
Tyson Foods, Inc. Class A	2,084	40,826
Whole Foods Market, Inc. (a)	295	11,511
		373,730
Forest Products & Paper – 0.4%
International Paper Co.	1,094	29,254
MeadWestvaco Corp.	684	18,584
Plum Creek Timber Co., Inc.	198	7,880
Weyerhaeuser Co.	297	14,708
		70,426
Gas – 0.2%
Nicor, Inc.	199	8,658
NiSource, Inc.	685	11,166
Sempra Energy	295	14,508
		34,332
Hand & Machine Tools – 0.2%
Snap-on, Inc.	99	4,770
Stanley Black & Decker, Inc.	324	20,136
		24,906
Health Care — Products – 3.1%
Baxter International, Inc.	731	34,518
Becton, Dickinson & Co.	397	30,319
Boston Scientific Corp. (a)	1,391	9,570
C.R. Bard, Inc.	99	8,567
CareFusion Corp. (a)	391	10,784
Intuitive Surgical, Inc. (a)	20	7,211
Johnson & Johnson	4,154	267,102
Medtronic, Inc.	1,777	77,637
St. Jude Medical, Inc. (a)	99	4,041
Stryker Corp.	394	22,631
Varian Medical Systems, Inc. (a)	99	5,582
Zimmer Holdings, Inc. (a)	297	18,090
		496,052
Health Care — Services – 1.6%
Aetna, Inc.	691	20,419
CIGNA Corp.	582	18,659
Coventry Health Care, Inc. (a)	577	13,698
DaVita, Inc. (a)	99	6,180
Humana, Inc. (a)	497	22,723
Laboratory Corporation of America Holdings (a)	198	15,557
Quest Diagnostics, Inc.	197	11,260
Tenet Healthcare Corp. (a)	1,204	7,525
Thermo Fisher Scientific, Inc. (a)	621	34,329
UnitedHealth Group, Inc.	2,228	67,531
WellPoint, Inc. (a)	760	40,888
		258,769
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	297	7,517
Home Builders – 0.1%
D.R. Horton, Inc.	691	10,151
Lennar Corp. Class A	198	3,940
Pulte Homes, Inc. (a)	226	2,958
		17,049
Home Furnishing – 0.2%
Harman International Industries, Inc. (a)	99	3,909
Whirlpool Corp.	198	21,556
		25,465
Household Products – 0.4%
Avery Dennison Corp.	227	8,860
The Clorox Co.	149	9,640
Fortune Brands, Inc.	149	7,810
Kimberly-Clark Corp.	760	46,558
		72,868
Housewares – 0.0%
Newell Rubbermaid, Inc.	291	4,967
Insurance – 4.6%
AFLAC, Inc.	790	40,258
The Allstate Corp.	938	30,644
American International Group, Inc. (a)	202	7,858
Aon Corp.	349	14,819
Assurant, Inc.	605	22,040
Berkshire Hathaway, Inc. Class B (a)	2,808	216,216
The Chubb Corp.	842	44,517
Cincinnati Financial Corp.	293	8,321
Genworth Financial, Inc. Class A (a)	1,189	19,642
The Hartford Financial Services Group, Inc.	790	22,570
Lincoln National Corp.	842	25,757
Loews Corp.	593	22,083
Marsh & McLennan Cos., Inc.	591	14,314
MetLife, Inc.	1,333	60,758
Principal Financial Group, Inc.	393	11,483
The Progressive Corp.	897	18,021
Prudential Financial, Inc.	938	59,619
Torchmark Corp.	268	14,349
The Travelers Cos., Inc.	1,129	57,286
Unum Group	893	21,852
XL Capital Ltd. Class A	1,186	21,111
		753,518
Internet – 2.6%
Akamai Technologies, Inc. (a)	197	7,649
Amazon.com, Inc. (a)	394	54,002
eBay, Inc. (a)	1,702	40,525
Expedia, Inc.	591	13,953
Google, Inc. Class A (a)	418	219,634
McAfee, Inc. (a)	297	10,321
Priceline.com, Inc. (a)	41	10,744
Symantec Corp. (a)	1,386	23,243
VeriSign, Inc. (a)	742	20,234
Yahoo!, Inc. (a)	1,054	17,423
		417,728
Iron & Steel – 0.4%
AK Steel Holding Corp.	658	11,021
Allegheny Technologies, Inc.	128	6,844
Cliffs Natural Resources, Inc.	198	12,381
Nucor Corp.	543	24,609
United States Steel Corp.	168	9,183
		64,038
Leisure Time – 0.1%
Carnival Corp.	198	8,257
Harley-Davidson, Inc.	394	13,329
		21,586

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging – 0.2%
Marriott International, Inc. Class A	328	$12,057
Starwood Hotels & Resorts Worldwide, Inc.	198	10,793
Wyndham Worldwide Corp.	297	7,963
Wynn Resorts Ltd.	99	8,736
		39,549
Machinery — Construction & Mining – 0.4%
Caterpillar, Inc.	955	65,026
Machinery — Diversified – 0.8%
Cummins, Inc.	297	21,452
Deere & Co.	694	41,515
Eaton Corp.	346	26,697
Flowserve Corp.	99	11,344
Rockwell Automation, Inc.	397	24,106
Roper Industries, Inc.	99	6,041
		131,155
Manufacturing – 3.9%
3M Co.	1,115	98,867
Danaher Corp.	276	23,261
Dover Corp.	325	16,971
Eastman Kodak Co. (a)	2,066	12,644
General Electric Co.	16,886	318,470
Honeywell International, Inc.	1,106	52,502
Illinois Tool Works, Inc.	566	28,923
ITT Corp.	345	19,172
Leggett & Platt, Inc.	437	10,720
Pall Corp.	198	7,720
Parker Hannifin Corp.	397	27,464
Textron, Inc.	845	19,300
		636,014
Media – 3.2%
CBS Corp. Class B	1,086	17,604
Comcast Corp. Class A	4,414	87,132
DIRECTV Class A (a)	1,527	55,323
Discovery Communications, Inc. Series A (a)	340	13,158
Gannett Co., Inc.	1,536	26,143
The McGraw-Hill Cos., Inc.	593	19,996
Meredith Corp.	197	7,078
The New York Times Co. Class A (a)	1,498	14,860
News Corp. Class A	4,146	63,931
Scripps Networks Interactive Class A	99	4,489
Time Warner Cable, Inc.	438	24,638
Time Warner, Inc.	2,167	71,684
Viacom, Inc. Class B (a)	285	10,069
The Walt Disney Co.	2,615	96,337
		512,442
Mining – 0.8%
Alcoa, Inc.	1,481	19,904
Freeport-McMoRan Copper & Gold, Inc.	728	54,986
Newmont Mining Corp.	650	36,452
Titanium Metals Corp. (a)	478	7,371
Vulcan Materials Co.	99	5,671
		124,384
Office Equipment/Supplies – 0.3%
Pitney Bowes, Inc.	395	10,033
Xerox Corp.	3,140	34,226
		44,259
Oil & Gas – 8.4%
Anadarko Petroleum Corp.	698	43,388
Apache Corp.	597	60,751
Cabot Oil & Gas Corp.	99	3,577
Chesapeake Energy Corp.	642	15,280
Chevron Corp.	3,055	248,799
ConocoPhillips	2,240	132,586
Denbury Resources, Inc. (a)	99	1,896
Devon Energy Corp.	388	26,124
Diamond Offshore Drilling, Inc.	99	7,831
EOG Resources, Inc.	99	11,100
Exxon Mobil Corp.	7,615	516,678
Helmerich & Payne, Inc.	200	8,124
Hess Corp.	389	24,721
Marathon Oil Corp.	1,149	36,940
Murphy Oil Corp.	297	17,864
Nabors Industries Ltd. (a)	833	17,968
Noble Energy, Inc.	228	17,419
Occidental Petroleum Corp.	803	71,194
Pioneer Natural Resources Co.	99	6,349
Questar Corp.	227	10,885
Range Resources Corp.	99	4,728
Rowan Companies, Inc. (a)	577	17,195
Sunoco, Inc.	99	3,245
Tesoro Corp.	790	10,388
Valero Energy Corp.	555	11,538
XTO Energy, Inc.	689	32,741
		1,359,309
Oil & Gas Services – 1.2%
Baker Hughes, Inc.	613	30,503
Cameron International Corp. (a)	195	7,695
FMC Technologies, Inc. (a)	197	13,335
Halliburton Co.	1,660	50,879
National Oilwell Varco, Inc.	1,263	55,610
Schlumberger Ltd.	345	24,640
Smith International, Inc.	295	14,089
		196,751
Packaging & Containers – 0.4%
Ball Corp.	199	10,589
Bemis Co., Inc.	458	13,928
Owens-IIlinois, Inc. (a)	297	10,525
Pactiv Corp. (a)	197	5,006
Sealed Air Corp.	1,510	32,465
		72,513
Pharmaceuticals – 5.6%
Abbott Laboratories	1,988	101,706
Allergan, Inc.	494	31,463
AmerisourceBergen Corp.	751	23,168
Bristol-Myers Squibb Co.	2,958	74,808
Cardinal Health, Inc.	790	27,405
Cephalon, Inc. (a)	339	21,764
DENTSPLY International, Inc.	99	3,627
Eli Lilly & Co.	1,634	57,141
Express Scripts, Inc. (a)	268	26,835
Forest Laboratories, Inc. (a)	1,185	32,303
Gilead Sciences, Inc. (a)	987	39,154
Hospira, Inc. (a)	367	19,741
King Pharmaceuticals, Inc. (a)	3,317	32,507
Mead Johnson Nutrition Co.	298	15,380
Medco Health Solutions, Inc. (a)	819	48,256
Merck & Co., Inc.	3,883	136,060

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mylan, Inc. (a)	494	$10,883
Patterson Cos., Inc.	99	3,167
Pfizer, Inc.	12,138	202,947
Watson Pharmaceuticals, Inc. (a)	128	5,481
		913,796
Pipelines – 0.5%
El Paso Corp.	980	11,858
ONEOK, Inc.	330	16,216
Spectra Energy Corp.	741	17,295
The Williams Cos., Inc.	1,239	29,253
		74,622
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	195	3,377
Real Estate Investment Trusts (REITS) – 1.0%
Apartment Investment & Management Co. Class A	113	2,532
AvalonBay Communities, Inc.	102	10,612
Boston Properties, Inc.	198	15,614
Equity Residential	445	20,145
HCP, Inc.	398	12,784
Health Care, Inc.	99	4,448
Host Hotels & Resorts, Inc.	612	9,951
Kimco Realty Corp.	593	9,245
ProLogis	765	10,075
Public Storage	198	19,188
Simon Property Group, Inc.	277	24,659
Ventas, Inc.	198	9,352
Vornado Realty Trust	202	16,841
		165,446
Retail – 6.6%
Abercrombie & Fitch Co. Class A	194	8,484
AutoNation, Inc. (a)	485	9,797
AutoZone, Inc. (a)	99	18,316
Bed Bath & Beyond, Inc. (a)	424	19,487
Best Buy Co., Inc.	490	22,344
Big Lots, Inc. (a)	671	25,632
Coach, Inc.	720	30,060
Costco Wholesale Corp.	691	40,824
CVS Caremark Corp.	1,007	37,188
Darden Restaurants, Inc.	99	4,430
Family Dollar Stores, Inc.	247	9,771
GameStop Corp. Class A (a)	574	13,954
The Gap, Inc.	1,045	25,843
The Home Depot, Inc.	2,363	83,296
J.C. Penney Co., Inc.	493	14,381
Kohl's Corp. (a)	494	27,165
Limited Brands, Inc.	789	21,145
Lowe's Cos., Inc.	1,514	41,060
Macy's, Inc.	809	18,769
McDonald's Corp.	1,183	83,508
Nordstrom, Inc.	395	16,325
O'Reilly Automotive, Inc. (a)	99	4,840
Office Depot, Inc. (a)	2,748	18,851
Polo Ralph Lauren Corp.	198	17,800
RadioShack Corp.	347	7,478
Ross Stores, Inc.	425	23,800
Sears Holdings Corp. (a)	129	15,603
Staples, Inc.	1,086	25,554
Starbucks Corp.	1,172	30,449
Target Corp.	1,316	74,841
Tiffany & Co.	297	14,399
The TJX Cos., Inc.	991	45,923
Wal-Mart Stores, Inc.	3,210	172,216
Walgreen Co.	1,428	50,194
Yum! Brands, Inc.	97	4,115
		1,077,842
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	839	11,159
People's United Financial, Inc.	383	5,948
		17,107
Semiconductors – 2.8%
Advanced Micro Devices, Inc. (a)	690	6,251
Altera Corp.	588	14,912
Analog Devices, Inc.	635	19,005
Applied Materials, Inc.	1,777	24,487
Broadcom Corp. Class A	593	20,453
Intel Corp.	8,018	183,051
KLA-Tencor Corp.	357	12,159
Linear Technology Corp.	393	11,814
LSI Corp. (a)	1,232	7,417
MEMC Electronic Materials, Inc. (a)	198	2,568
Microchip Technology, Inc.	297	8,675
Micron Technology, Inc. (a)	1,930	18,045
National Semiconductor Corp.	675	9,976
Novellus Systems, Inc. (a)	198	5,188
NVIDIA Corp. (a)	886	13,928
QLogic Corp. (a)	194	3,758
Teradyne, Inc. (a)	1,974	24,142
Texas Instruments, Inc.	1,864	48,483
Xilinx, Inc.	554	14,282
		448,594
Software – 4.2%
Adobe Systems, Inc. (a)	639	21,464
Autodesk, Inc. (a)	297	10,101
BMC Software, Inc. (a)	276	10,863
CA, Inc.	599	13,663
Citrix Systems, Inc. (a)	99	4,653
Compuware Corp. (a)	297	2,554
Dun & Bradstreet Corp.	99	7,620
Electronic Arts, Inc. (a)	198	3,835
Fidelity National Information Services, Inc.	460	12,094
Fiserv, Inc. (a)	197	10,065
Intuit, Inc. (a)	745	26,939
Microsoft Corp.	12,969	396,073
Novell, Inc. (a)	394	2,210
Oracle Corp.	5,798	149,820
Red Hat, Inc. (a)	297	8,872
Salesforce.com, Inc. (a)	99	8,475
		689,301
Telecommunications – 5.1%
American Tower Corp. Class A (a)	99	4,040
AT&T, Inc.	9,725	253,433
CenturyTel, Inc.	477	16,270
Cisco Systems, Inc. (a)	8,044	216,544
Corning, Inc.	1,818	34,997
Frontier Communications Corp.	734	5,843
Harris Corp.	325	16,731
JDS Uniphase Corp. (a)	1,339	17,394
Juniper Networks, Inc. (a)	683	19,404

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MetroPCS Communications, Inc. (a)	497	$3,792
Motorola, Inc. (a)	2,456	17,364
Qualcomm, Inc.	1,647	63,805
Qwest Communications International, Inc.	4,067	21,270
Sprint Nextel Corp. (a)	3,850	16,363
Tellabs, Inc.	691	6,274
Verizon Communications, Inc.	3,228	93,257
Windstream Corp.	1,333	14,730
		821,511
Textiles – 0.0%
Cintas Corp.	195	5,314
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	149	5,716
Mattel, Inc.	704	16,227
		21,943
Transportation – 1.7%
C.H. Robinson Worldwide, Inc.	97	5,849
CSX Corp.	630	35,311
Expeditors International of Washington, Inc.	227	9,248
FedEx Corp.	395	35,554
Norfolk Southern Corp.	493	29,250
Ryder System, Inc.	128	5,955
Union Pacific Corp.	530	40,100
United Parcel Service, Inc. Class B	1,567	108,343
		269,610
TOTAL COMMON STOCK (Cost $13,996,866)		16,261,447
TOTAL EQUITIES (Cost $13,996,866)		16,261,447
TOTAL LONG-TERM INVESTMENTS (Cost $13,996,866)		16,261,447
	Principal Amount
SHORT-TERM INVESTMENTS – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/10, 0.010%, due 5/03/10 (b)	$106,657	106,657
Time Deposits – 0.0%
Euro Time Deposit 0.010% 5/03/10	798	798
TOTAL SHORT-TERM INVESTMENTS (Cost $107,455)		107,455
TOTAL INVESTMENTS – 100.6% (Cost $14,104,321) (c)		16,368,902
Other Assets/ (Liabilities) – (0.6)%		(94,071)
NET ASSETS – 100.0%		$16,274,831

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $106,657. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $108,956.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.2%
COMMON STOCK – 99.2%
Aerospace & Defense – 1.3%
The Boeing Co.	33,560	$2,430,751
Agriculture – 3.9%
Philip Morris International, Inc.	151,030	7,412,552
Auto Manufacturers – 2.5%
Ford Motor Co. (a)	363,270	4,729,775
Banks – 5.1%
State Street Corp.	86,530	3,764,055
Wells Fargo & Co.	177,400	5,873,714
		9,637,769
Biotechnology – 2.1%
Celgene Corp. (a)	47,650	2,951,918
Human Genome Sciences, Inc. (a)	33,800	935,922
		3,887,840
Chemicals – 1.9%
Monsanto Co.	19,060	1,201,923
Praxair, Inc.	29,210	2,446,922
		3,648,845
Commercial Services – 3.5%
H&R Block, Inc.	48,540	888,767
Hewitt Associates, Inc. Class A (a)	41,530	1,702,315
Verisk Analytics, Inc. Class A (a)	74,850	2,097,297
Western Union Co.	110,390	2,014,618
		6,702,997
Computers – 4.5%
Accenture PLC Class A	24,380	1,063,943
Apple, Inc. (a)	28,600	7,468,032
		8,531,975
Cosmetics & Personal Care – 1.2%
Colgate-Palmolive Co.	27,660	2,326,206
Diversified Financial – 7.4%
American Express Co.	92,100	4,247,652
CIT Group, Inc. (a)	118,500	4,811,100
Citigroup, Inc. (a)	844,700	3,691,339
The Goldman Sachs Group, Inc.	9,190	1,334,388
		14,084,479
Electric – 3.3%
The AES Corp. (a)	434,340	5,012,284
Public Service Enterprise Group, Inc.	37,380	1,201,019
		6,213,303
Engineering & Construction – 1.0%
KBR, Inc.	82,380	1,818,950
Environmental Controls – 2.1%
Republic Services, Inc.	126,800	3,934,604
Foods – 3.2%
General Mills, Inc.	67,770	4,823,869
Unilever NV	41,770	1,263,960
		6,087,829
Health Care — Products – 1.9%
Covidien PLC	19,570	939,164
Medtronic, Inc.	62,250	2,719,703
		3,658,867
Health Care — Services – 1.5%
WellPoint, Inc. (a)	53,930	2,901,434
Holding Company — Diversified – 0.5%
Leucadia National Corp. (a)	39,890	1,009,616
Insurance – 2.7%
Aflac, Inc.	9,500	484,120
The Chubb Corp.	30,920	1,634,740
Lincoln National Corp.	80,240	2,454,542
The Progressive Corp.	24,000	482,160
		5,055,562
Internet – 5.6%
Check Point Software Technologies Ltd. (a)	54,690	1,948,058
eBay, Inc. (a)	213,580	5,085,340
Google, Inc. Class A (a)	6,930	3,641,299
		10,674,697
Lodging – 1.4%
Hyatt Hotels Corp. Class A (a)	61,940	2,550,070
Manufacturing – 4.3%
General Electric Co.	216,200	4,077,532
Tyco International Ltd.	107,180	4,157,512
		8,235,044
Media – 4.1%
The McGraw-Hill Cos., Inc.	104,240	3,514,973
Time Warner Cable, Inc.	50,940	2,865,375
The Washington Post Co. Class B	2,857	1,448,956
		7,829,304
Metal Fabricate & Hardware – 1.6%
Precision Castparts Corp.	24,280	3,116,095
Oil & Gas – 7.6%
Chevron Corp.	74,890	6,099,042
Noble Energy, Inc.	26,560	2,029,184
Occidental Petroleum Corp.	69,940	6,200,880
		14,329,106
Pharmaceuticals – 8.8%
Abbott Laboratories	92,140	4,713,883
Mead Johnson Nutrition Co.	42,120	2,173,813
Medco Health Solutions, Inc. (a)	46,490	2,739,191
Merck & Co., Inc.	125,960	4,413,638
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	43,400	2,548,882
		16,589,407
Pipelines – 2.0%
Enterprise Products Partners LP	59,220	2,099,941
Plains All American Pipeline LP	28,190	1,634,738
		3,734,679
Retail – 5.9%
AutoZone, Inc. (a)	9,230	1,707,642
Best Buy Co., Inc.	86,360	3,938,016
McDonald's Corp.	78,310	5,527,903
		11,173,561
Software – 3.2%
Adobe Systems, Inc. (a)	46,970	1,577,722
Microsoft Corp.	145,850	4,454,259
		6,031,981
Telecommunications – 3.9%
America Movil SAB de C.V. Sponsored ADR (Mexico)	62,640	3,224,707
Qualcomm, Inc.	109,060	4,224,985
		7,449,692

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation – 1.2%
United Parcel Service, Inc. Class B	32,930	$2,276,780
TOTAL COMMON STOCK (Cost $159,835,865)		188,063,770
TOTAL EQUITIES (Cost $159,835,865)		188,063,770
TOTAL LONG-TERM INVESTMENTS (Cost $159,835,865)		188,063,770
	Principal Amount
SHORT-TERM INVESTMENTS – 1.4%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 04/30/10, 0.010%, due 5/03/10 (b)	$2,692,497	2,692,497
TOTAL SHORT-TERM INVESTMENTS (Cost $2,692,497)		2,692,497
TOTAL INVESTMENTS – 100.6% (Cost $162,528,362) (c)		190,756,267
Other Assets/ (Liabilities) – (0.6)%		(1,149,904)
NET ASSETS – 100.0%		$189,606,363

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,692,499. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $2,747,493.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.8%
COMMON STOCK – 98.8%
Aerospace & Defense – 2.4%
General Dynamics Corp.	57,856	$4,417,884
Goodrich Corp.	59,240	4,394,423
Lockheed Martin Corp.	93,600	7,945,704
		16,758,011
Agriculture – 1.0%
Philip Morris International, Inc.	143,680	7,051,814
Apparel – 1.0%
Nike, Inc. Class B	93,550	7,101,381
Banks – 0.8%
Wells Fargo & Co.	177,100	5,863,781
Beverages – 1.9%
PepsiCo, Inc.	206,400	13,461,408
Biotechnology – 2.4%
Amgen, Inc. (a)	102,950	5,905,212
Celgene Corp. (a)	174,069	10,783,575
		16,688,787
Chemicals – 4.0%
Celanese Corp. Series A	134,700	4,309,053
Monsanto Co.	99,284	6,260,849
Potash Corp. of Saskatchewan, Inc.	76,040	8,402,420
Praxair, Inc.	110,350	9,244,020
		28,216,342
Commercial Services – 6.0%
Apollo Group, Inc. Class A (a)	125,550	7,207,825
MasterCard, Inc. Class A	51,720	12,828,629
Verisk Analytics, Inc. Class A (a)	75,690	2,120,834
Visa, Inc. Class A	167,480	15,111,720
Western Union Co.	259,100	4,728,575
		41,997,583
Computers – 10.2%
Apple, Inc. (a)	100,182	26,159,524
Cognizant Technology Solutions Corp. Class A (a)	57,700	2,953,086
Hewlett-Packard Co.	408,200	21,214,154
NetApp, Inc. (a)	193,869	6,721,438
Research In Motion Ltd. (a)	204,370	14,549,100
		71,597,302
Cosmetics & Personal Care – 1.0%
Colgate-Palmolive Co.	80,360	6,758,276
Diversified Financial – 6.8%
BM&F BOVESPA SA	748,510	4,982,412
The Charles Schwab Corp.	355,270	6,853,158
CME Group, Inc.	13,900	4,564,899
Credit Suisse Group	135,538	6,194,663
The Goldman Sachs Group, Inc.	47,200	6,853,440
IntercontinentalExchange, Inc. (a)	55,160	6,433,311
JPMorgan Chase & Co.	211,600	9,009,928
T. Rowe Price Group, Inc.	52,360	3,011,224
		47,903,035
Energy — Alternate Sources – 1.2%
First Solar, Inc. (a)	59,400	8,526,870
Engineering & Construction – 1.3%
ABB Ltd. (a)	460,876	8,861,256
Foods – 2.3%
Nestle SA	200,048	9,754,177
Unilever NV	203,600	6,215,881
		15,970,058
Health Care — Products – 3.5%
Baxter International, Inc.	176,330	8,326,302
Henry Schein, Inc. (a)	97,342	5,886,271
St. Jude Medical, Inc. (a)	95,500	3,898,310
Stryker Corp.	113,470	6,517,717
		24,628,600
Health Care — Services – 1.5%
Thermo Fisher Scientific, Inc. (a)	190,860	10,550,741
Internet – 6.3%
Amazon.com, Inc. (a)	58,958	8,080,783
eBay, Inc. (a)	438,223	10,434,090
Google, Inc. Class A (a)	49,670	26,098,605
		44,613,478
Machinery — Construction & Mining – 0.8%
Joy Global, Inc.	95,520	5,426,491
Media – 2.9%
Cablevision Systems Corp. Class A	308,130	8,455,087
The McGraw-Hill Cos., Inc.	145,440	4,904,237
The Walt Disney Co.	187,330	6,901,237
		20,260,561
Mining – 0.6%
Xstrata PLC	253,820	4,205,122
Oil & Gas – 5.1%
Apache Corp.	67,870	6,906,452
Cobalt International Energy, Inc. (a)	125,000	1,438,750
EOG Resources, Inc.	46,000	5,157,520
Occidental Petroleum Corp.	158,723	14,072,381
Range Resources Corp.	92,770	4,430,695
Southwestern Energy Co. (a)	97,100	3,852,928
		35,858,726
Oil & Gas Services – 3.0%
Cameron International Corp. (a)	91,600	3,614,536
Halliburton Co.	231,620	7,099,153
Schlumberger Ltd.	150,566	10,753,424
		21,467,113
Pharmaceuticals – 8.3%
Allergan, Inc.	185,232	11,797,426
DENTSPLY International, Inc.	142,260	5,212,406
Express Scripts, Inc. (a)	135,360	13,553,597
Gilead Sciences, Inc. (a)	142,294	5,644,803
Medco Health Solutions, Inc. (a)	100,960	5,948,563
Novo Nordisk A/S Class B	59,640	4,866,236
Roche Holding AG	43,557	6,872,704
Shire Ltd.	212,590	4,693,011
		58,588,746
Real Estate – 0.6%
Jones Lang LaSalle, Inc.	57,750	4,555,320
Retail – 5.9%
Bed Bath & Beyond, Inc. (a)	178,050	8,183,178
Coach, Inc.	256,590	10,712,632
McDonald's Corp.	53,480	3,775,153

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Polo Ralph Lauren Corp.	60,881	$5,473,202
Target Corp.	11,200	636,944
The TJX Cos., Inc.	75,300	3,489,402
Wal-Mart Stores, Inc.	170,550	9,150,008
		41,420,519
Semiconductors – 4.0%
Broadcom Corp. Class A	323,438	11,155,377
LSI Corp. (a)	448,600	2,700,572
MEMC Electronic Materials, Inc. (a)	364,860	4,732,234
NVIDIA Corp. (a)	607,870	9,555,716
		28,143,899
Software – 7.0%
Adobe Systems, Inc. (a)	337,166	11,325,406
Microsoft Corp.	445,214	13,596,836
MSCI, Inc. Class A (a)	106,999	3,707,515
Oracle Corp.	576,780	14,903,995
Salesforce.com, Inc. (a)	40,790	3,491,624
VMware, Inc. Class A (a)	40,100	2,471,764
		49,497,140
Telecommunications – 6.4%
Corning, Inc.	194,500	3,744,125
Crown Castle International Corp. (a)	209,199	7,918,182
Juniper Networks, Inc. (a)	217,470	6,178,322
NII Holdings, Inc. (a)	185,866	7,884,436
Qualcomm, Inc.	492,920	19,095,721
		44,820,786
Transportation – 0.6%
Union Pacific Corp.	55,300	4,183,998
TOTAL COMMON STOCK (Cost $588,046,128)		694,977,144
TOTAL EQUITIES (Cost $588,046,128)		694,977,144
TOTAL LONG-TERM INVESTMENTS (Cost $588,046,128)		694,977,144
	Principal Amount
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/10, 0.010%, due 5/03/10 (b)	$8,156,924	8,156,924
TOTAL SHORT-TERM INVESTMENTS (Cost $8,156,924)		8,156,924
TOTAL INVESTMENTS – 100.0% (Cost $596,203,052) (c)		703,134,068
Other Assets/ (Liabilities) – 0.0%		306,493
NET ASSETS – 100.0%		$703,440,561

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $8,156,930. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $8,324,088.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.8%
COMMON STOCK – 99.8%
Advertising – 0.2%
Omnicom Group, Inc.	10,700	$456,462
Aerospace & Defense – 2.4%
Alliant Techsystems, Inc. (a)	1,740	140,783
BE Aerospace, Inc. (a)	1,000	29,710
The Boeing Co.	2,200	159,346
General Dynamics Corp.	1,600	122,176
Goodrich Corp.	3,260	241,827
Lockheed Martin Corp.	10,530	893,892
Northrop Grumman Corp.	3,290	223,161
Raytheon Co.	12,690	739,827
Rockwell Collins, Inc.	5,080	330,200
TransDigm Group, Inc.	1,400	77,378
United Technologies Corp.	24,770	1,856,511
		4,814,811
Agriculture – 2.8%
Altria Group, Inc.	66,910	1,417,823
Archer-Daniels-Midland Co.	11,520	321,869
Lorillard, Inc.	5,360	420,063
Philip Morris International, Inc.	69,600	3,415,968
		5,575,723
Airlines – 0.4%
AMR Corp. (a)	6,600	48,708
Continental Airlines, Inc. Class B (a)	7,080	158,238
Copa Holdings SA Class A	2,600	147,368
Delta Air Lines, Inc. (a)	29,250	353,340
Southwest Airlines Co.	12,100	159,478
		867,132
Apparel – 0.7%
Nike, Inc. Class B	14,560	1,105,250
VF Corp.	2,550	220,371
		1,325,621
Auto Manufacturers – 0.3%
Navistar International Corp. (a)	1,400	67,676
Paccar, Inc.	9,720	452,174
		519,850
Automotive & Parts – 0.6%
BorgWarner, Inc. (a)	3,440	149,090
Federal-Mogul Corp. (a)	8,800	167,376
The Goodyear Tire & Rubber Co. (a)	10,730	144,104
Johnson Controls, Inc.	14,000	470,260
TRW Automotive Holdings Corp. (a)	2,450	78,914
WABCO Holdings, Inc. (a)	2,910	96,583
		1,106,327
Banks – 1.0%
Bank of New York Mellon Corp.	8,500	264,605
BOK Financial Corp.	300	16,329
Capital One Financial Corp.	6,100	264,801
Commerce Bancshares, Inc.	630	26,095
Northern Trust Corp.	4,670	256,757
State Street Corp.	8,327	362,224
Wells Fargo & Co.	26,600	880,726
		2,071,537
Beverages – 3.0%
Brown-Forman Corp. Class B	2,835	164,940
The Coca-Cola Co.	55,750	2,979,838
Coca-Cola Enterprises, Inc.	7,880	218,512
Green Mountain Coffee Roasters, Inc. (a)	100	7,266
Hansen Natural Corp. (a)	1,400	61,712
Molson Coors Brewing Co. Class B	300	13,308
PepsiCo, Inc.	39,143	2,552,907
		5,998,483
Biotechnology – 2.3%
Amgen, Inc. (a)	37,410	2,145,838
Bio-Rad Laboratories, Inc. Class A (a)	700	78,183
Biogen Idec, Inc. (a)	10,290	547,942
Celgene Corp. (a)	11,100	687,645
Charles River Laboratories International, Inc. (a)	1,400	46,872
Dendreon Corp. (a)	980	53,136
Genzyme Corp. (a)	6,260	333,282
Illumina, Inc. (a)	690	28,890
Life Technologies Corp. (a)	5,545	303,367
Millipore Corp. (a)	1,450	153,917
Myriad Genetics, Inc. (a)	2,600	62,426
Vertex Pharmaceuticals, Inc. (a)	2,580	100,027
		4,541,525
Building Materials – 0.2%
Armstrong World Industries, Inc. (a)	400	17,420
Eagle Materials, Inc.	2,300	73,301
Lennox International, Inc.	3,120	141,211
Masco Corp.	6,400	103,872
Owens Corning, Inc. (a)	1,900	66,082
		401,886
Chemicals – 2.0%
Air Products & Chemicals, Inc.	2,230	171,220
Albemarle Corp.	1,480	67,577
Ashland, Inc.	6,200	369,272
Celanese Corp. Series A	6,670	213,373
CF Industries Holdings, Inc.	3,784	316,607
Ecolab, Inc.	1,260	61,539
EI du Pont de Nemours & Co.	11,730	467,323
FMC Corp.	700	44,548
International Flavors & Fragrances, Inc.	2,500	125,225
The Lubrizol Corp.	3,400	307,156
Monsanto Co.	6,470	407,998
The Mosaic Co.	5,400	276,156
Praxair, Inc.	6,420	537,804
RPM International, Inc.	5,690	125,635
The Sherwin-Williams Co.	3,390	264,657
Sigma-Aldrich Corp.	4,370	259,141
		4,015,231
Coal – 0.6%
Alpha Natural Resources, Inc. (a)	4,692	220,899
CONSOL Energy, Inc.	4,530	202,401

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Massey Energy Co.	3,910	$143,223
Peabody Energy Corp.	9,260	432,627
Walter Energy, Inc.	3,500	282,835
		1,281,985
Commercial Services – 3.3%
Aaron's, Inc.	2,550	57,554
Alliance Data Systems Corp. (a)	1,600	120,096
Apollo Group, Inc. Class A (a)	4,310	247,437
Automatic Data Processing, Inc.	14,680	636,525
Brink's Home Security Holdings, Inc. (a)	1,300	54,522
Career Education Corp. (a)	7,970	233,282
Convergys Corp. (a)	11,190	141,442
Corrections Corporation of America (a)	500	10,360
DeVry, Inc.	2,300	143,497
Donnelley (R.R.) & Sons Co.	9,900	212,751
Equifax, Inc.	2,360	79,296
FTI Consulting, Inc. (a)	1,400	57,582
Genpact Ltd. (a)	3,700	62,456
Global Payments, Inc.	4,250	181,943
H&R Block, Inc.	13,500	247,185
Hewitt Associates, Inc. Class A (a)	3,310	135,677
Hillenbrand, Inc.	800	19,664
Iron Mountain, Inc.	2,700	67,905
ITT Educational Services, Inc. (a)	1,810	183,045
Lender Processing Services, Inc.	5,610	211,777
MasterCard, Inc. Class A	2,200	545,688
McKesson Corp.	4,800	311,088
Moody's Corp.	8,120	200,726
Paychex, Inc.	6,920	211,752
Pharmaceutical Product Development, Inc.	1,030	28,325
Robert Half International, Inc.	4,900	134,162
SAIC, Inc. (a)	8,800	153,208
Strayer Education, Inc.	300	72,936
Total System Services, Inc.	9,370	150,014
Visa, Inc. Class A	14,770	1,332,697
Weight Watchers International, Inc.	1,100	29,227
Western Union Co.	19,210	350,582
		6,624,401
Computers – 10.4%
Apple, Inc. (a)	27,493	7,178,972
Cadence Design Systems, Inc. (a)	9,300	69,378
Cognizant Technology Solutions Corp. Class A (a)	9,100	465,738
Dell, Inc. (a)	65,400	1,058,172
Diebold, Inc.	4,400	137,940
DST Systems, Inc.	1,820	77,259
EMC Corp. (a)	9,580	182,116
Hewlett-Packard Co.	70,600	3,669,082
IHS, Inc. Class A (a)	1,800	91,206
International Business Machines Corp.	46,720	6,026,880
MICROS Systems, Inc. (a)	3,500	130,060
NCR Corp. (a)	5,560	73,170
NetApp, Inc. (a)	11,160	386,917
SanDisk Corp. (a)	5,100	203,439
Seagate Technology (a)	18,580	341,314
Synopsys, Inc. (a)	3,200	72,672
Teradata Corp. (a)	8,890	258,432
Western Digital Corp. (a)	8,630	354,607
		20,777,354
Cosmetics & Personal Care – 3.1%
Alberto-Culver Co.	2,700	77,760
Avon Products, Inc.	8,310	268,662
Colgate-Palmolive Co.	15,240	1,281,684
The Estee Lauder Cos., Inc. Class A	5,700	375,744
The Procter & Gamble Co.	67,327	4,185,047
		6,188,897
Distribution & Wholesale – 0.3%
Fastenal Co.	3,230	176,649
LKQ Corp. (a)	2,600	54,756
W.W. Grainger, Inc.	1,680	185,707
WESCO International, Inc. (a)	2,370	96,269
		513,381
Diversified Financial – 1.6%
Affiliated Managers Group, Inc. (a)	1,300	109,434
American Express Co.	5,800	267,496
AmeriCredit Corp. (a)	8,200	196,308
Ameriprise Financial, Inc.	1,740	80,666
BlackRock, Inc.	700	128,800
The Charles Schwab Corp.	10,390	200,423
CME Group, Inc.	200	65,682
Eaton Vance Corp.	2,700	95,148
Federated Investors, Inc. Class B	2,780	67,054
Franklin Resources, Inc.	2,070	239,375
The Goldman Sachs Group, Inc.	1,460	211,992
Greenhill & Co., Inc.	400	35,156
IntercontinentalExchange, Inc. (a)	1,700	198,271
Invesco Ltd.	2,300	52,877
Investment Technology Group, Inc. (a)	200	3,474
Janus Capital Group, Inc.	3,200	45,056
Lazard Ltd. Class A	600	23,196
Morgan Stanley	10,990	332,118
The NASDAQ OMX Group, Inc. (a)	1,700	35,700
NYSE Euronext	2,400	78,312
SLM Corp. (a)	14,380	176,011
T. Rowe Price Group, Inc.	7,870	452,604
TD Ameritrade Holding Corp. (a)	3,260	65,265
Waddell & Reed Financial, Inc. Class A	2,000	74,240
		3,234,658
Electric – 0.7%
The AES Corp. (a)	17,480	201,719
Allegheny Energy, Inc.	5,600	121,968
Calpine Corp. (a)	7,100	96,773
CenterPoint Energy, Inc.	13,120	188,403
Constellation Energy Group, Inc.	8,600	304,010
DPL, Inc.	330	9,300
Exelon Corp.	1,800	78,462
FPL Group, Inc.	600	31,230
Integrys Energy Group, Inc.	2,200	109,142
NV Energy, Inc.	4,000	49,960
PPL Corp.	10,100	250,076
		1,441,043
Electrical Components & Equipment – 0.9%
AMETEK, Inc.	2,900	125,425
Emerson Electric Co.	25,230	1,317,763
Energizer Holdings, Inc. (a)	2,100	128,310

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hubbell, Inc. Class B	3,610	$167,757
Molex, Inc.	1,250	28,012
		1,767,267
Electronics – 1.4%
Agilent Technologies, Inc. (a)	12,610	457,239
Amphenol Corp. Class A	5,640	260,624
Arrow Electronics, Inc. (a)	7,300	222,650
Avnet, Inc. (a)	3,730	119,248
AVX Corp.	13,450	207,803
Dolby Laboratories, Inc. Class A (a)	1,630	112,014
FLIR Systems, Inc. (a)	900	27,531
Garmin Ltd.	7,640	285,583
Gentex Corp.	3,960	85,100
Jabil Circuit, Inc.	12,030	184,300
Mettler-Toledo International, Inc. (a)	780	97,874
National Instruments Corp.	1,900	65,702
PerkinElmer, Inc.	1,070	26,804
Thomas & Betts Corp. (a)	1,700	71,298
Trimble Navigation Ltd. (a)	1,210	39,579
Vishay Intertechnology, Inc. (a)	27,520	286,483
Waters Corp. (a)	2,090	150,459
		2,700,291
Energy — Alternate Sources – 0.0%
First Solar, Inc. (a)	20	2,871
Engineering & Construction – 0.6%
Aecom Technology Corp. (a)	2,800	84,196
Fluor Corp.	4,500	237,780
Jacobs Engineering Group, Inc. (a)	5,430	261,835
McDermott International, Inc. (a)	5,740	157,333
The Shaw Group, Inc. (a)	2,820	107,950
URS Corp. (a)	6,300	323,505
		1,172,599
Entertainment – 0.1%
International Game Technology	6,180	130,274
Regal Entertainment Group Class A	4,770	81,472
		211,746
Environmental Controls – 0.6%
Nalco Holding Co.	6,500	160,745
Republic Services, Inc.	5,300	164,459
Stericycle, Inc. (a)	1,730	101,897
Waste Connections, Inc. (a)	2,230	79,812
Waste Management, Inc.	18,080	627,014
		1,133,927
Foods – 1.7%
Campbell Soup Co.	5,200	186,472
Dean Foods Co. (a)	2,700	42,390
Flowers Foods, Inc.	2,200	57,992
General Mills, Inc.	4,480	318,886
H.J. Heinz Co.	11,030	516,976
The Hershey Co.	2,700	126,927
Hormel Foods Corp.	2,350	95,786
Kellogg Co.	6,030	331,288
Kraft Foods, Inc. Class A	7,600	224,960
The Kroger Co.	17,660	392,582
McCormick & Co., Inc.	4,750	187,958
Sara Lee Corp.	13,500	191,970
Smithfield Foods, Inc. (a)	4,010	75,147
Sysco Corp.	15,000	473,100
Whole Foods Market, Inc. (a)	3,500	136,570
		3,359,004
Forest Products & Paper – 0.0%
Plum Creek Timber Co., Inc.	1,500	59,700
Rayonier, Inc.	410	20,082
		79,782
Hand & Machine Tools – 0.0%
Snap-on, Inc.	1,700	81,906
Health Care — Products – 5.7%
Baxter International, Inc.	18,520	874,514
Beckman Coulter, Inc.	2,400	149,760
Becton, Dickinson & Co.	9,170	700,313
Boston Scientific Corp. (a)	15,600	107,328
C.R. Bard, Inc.	3,250	281,222
Edwards Lifesciences Corp. (a)	620	63,910
Gen-Probe, Inc. (a)	1,500	71,085
Henry Schein, Inc. (a)	2,400	145,128
Hill-Rom Holdings, Inc.	2,680	84,983
Hologic, Inc. (a)	7,600	135,812
IDEXX Laboratories, Inc. (a)	920	60,849
Intuitive Surgical, Inc. (a)	1,135	409,235
Inverness Medical Innovations, Inc. (a)	2,400	95,472
Johnson & Johnson	74,720	4,804,496
Kinetic Concepts, Inc. (a)	6,110	264,563
Medtronic, Inc.	39,610	1,730,561
ResMed, Inc. (a)	1,000	68,430
St. Jude Medical, Inc. (a)	7,730	315,539
Stryker Corp.	12,400	712,256
Techne Corp.	840	55,650
Varian Medical Systems, Inc. (a)	4,000	225,520
		11,356,626
Health Care — Services – 1.1%
Aetna, Inc.	4,870	143,908
CIGNA Corp.	4,720	151,323
Community Health Systems, Inc. (a)	3,680	150,365
Coventry Health Care, Inc. (a)	6,705	159,177
DaVita, Inc. (a)	2,600	162,318
Health Management Associates, Inc. Class A (a)	12,860	119,855
Humana, Inc. (a)	5,090	232,715
Laboratory Corporation of America Holdings (a)	3,410	267,924
Lincare Holdings, Inc. (a)	2,650	123,728
Mednax, Inc. (a)	970	53,292
Quest Diagnostics, Inc.	5,000	285,800
Tenet Healthcare Corp. (a)	15,200	95,000
Thermo Fisher Scientific, Inc. (a)	1,200	66,336
Universal Health Services, Inc. Class B	300	11,136
WellPoint, Inc. (a)	3,540	190,452
		2,213,329
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	2,200	55,682
Home Builders – 0.1%
KB Home	4,000	74,120
M.D.C. Holdings, Inc.	620	23,746

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NVR, Inc. (a)	160	$114,888
Pulte Homes, Inc. (a)	500	6,545
Thor Industries, Inc.	1,410	50,351
		269,650
Home Furnishing – 0.0%
Harman International Industries, Inc. (a)	800	31,584
Household Products – 0.7%
Avery Dennison Corp.	400	15,612
Church & Dwight Co., Inc.	2,230	154,427
The Clorox Co.	3,480	225,156
Kimberly-Clark Corp.	13,880	850,289
The Scotts Miracle-Gro Co. Class A	2,000	96,900
		1,342,384
Housewares – 0.2%
Newell Rubbermaid, Inc.	1,900	32,433
The Toro Co.	5,030	286,408
		318,841
Insurance – 1.7%
Aflac, Inc.	18,660	950,914
American International Group, Inc. (a)	1,000	38,900
Arthur J. Gallagher & Co.	2,800	73,556
Axis Capital Holdings Ltd.	5,160	160,837
Brown & Brown, Inc.	2,600	52,364
CNA Financial Corp. (a)	3,200	89,984
Endurance Specialty Holdings Ltd.	6,720	247,632
Erie Indemnity Co. Class A	90	4,168
Fidelity National Financial, Inc. Class A	3,400	51,612
Genworth Financial, Inc. Class A (a)	11,100	183,372
The Hanover Insurance Group, Inc.	860	38,743
Lincoln National Corp.	7,400	226,366
Marsh & McLennan Cos., Inc.	1,300	31,486
Principal Financial Group, Inc.	10,800	315,576
The Progressive Corp.	2,600	52,234
Prudential Financial, Inc.	9,180	583,481
Reinsurance Group of America, Inc. Class A	200	10,326
Validus Holdings Ltd.	4,600	117,622
W.R. Berkley Corp.	2,340	63,180
		3,292,353
Internet – 4.4%
Akamai Technologies, Inc. (a)	5,100	198,033
Amazon.com, Inc. (a)	10,000	1,370,600
eBay, Inc. (a)	9,390	223,576
Equinix, Inc. (a)	800	80,520
Expedia, Inc.	6,700	158,187
F5 Networks, Inc. (a)	2,140	146,440
Google, Inc. Class A (a)	8,500	4,466,240
IAC/InterActiveCorp (a)	5,320	119,274
McAfee, Inc. (a)	5,230	181,742
Netflix, Inc. (a)	660	65,188
Priceline.com, Inc. (a)	1,500	393,075
Sohu.com, Inc. (a)	2,110	101,597
Symantec Corp. (a)	29,200	489,684
VeriSign, Inc. (a)	10,440	284,699
WebMD Health Corp. (a)	1,711	82,881
Yahoo!, Inc. (a)	24,090	398,208
		8,759,944
Iron & Steel – 0.1%
Cliffs Natural Resources, Inc.	540	33,766
Schnitzer Steel Industries, Inc. Class A	1,400	75,600
		109,366
Leisure Time – 0.1%
Carnival Corp.	3,400	141,780
Royal Caribbean Cruises Ltd. (a)	1,240	44,442
WMS Industries, Inc. (a)	900	45,018
		231,240
Lodging – 0.2%
Las Vegas Sands Corp. (a)	4,000	99,440
Marriott International, Inc. Class A	4,367	160,531
MGM MIRAGE (a)	4,700	74,683
Starwood Hotels & Resorts Worldwide, Inc.	700	38,157
Wyndham Worldwide Corp.	3,200	85,792
		458,603
Machinery — Construction & Mining – 0.4%
Caterpillar, Inc.	8,760	596,468
Joy Global, Inc.	3,200	181,792
		778,260
Machinery — Diversified – 0.6%
Cummins, Inc.	2,660	192,132
Deere & Co.	3,500	209,370
Flowserve Corp.	1,240	142,079
Graco, Inc.	3,300	114,444
IDEX Corp.	2,150	72,240
Rockwell Automation, Inc.	2,060	125,083
Roper Industries, Inc.	2,350	143,397
Wabtec Corp.	1,600	76,128
Zebra Technologies Corp. Class A (a)	4,237	123,085
		1,197,958
Manufacturing – 2.5%
3M Co.	23,280	2,064,238
The Brink's Co.	1,000	26,630
Carlisle Cos., Inc.	7,700	290,521
Crane Co.	4,350	156,339
Danaher Corp.	4,000	337,120
Donaldson Co., Inc.	3,000	138,900
Dover Corp.	4,530	236,557
Harsco Corp.	1,700	52,632
Honeywell International, Inc.	24,690	1,172,034
ITT Corp.	1,550	86,133
Leggett & Platt, Inc.	4,900	120,197
Pall Corp.	3,700	144,263
Teleflex, Inc.	1,500	91,980
		4,917,544
Media – 1.0%
Comcast Corp. Class A	7,500	148,050
CTC Media, Inc.	3,700	62,493
DIRECTV Class A (a)	16,730	606,128
Discovery Communications, Inc. Series C (a)	9,300	310,341
FactSet Research Systems, Inc.	1,900	142,918

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
John Wiley & Sons, Inc. Class A	3,300	$139,491
The McGraw-Hill Cos., Inc.	13,470	454,208
The New York Times Co. Class A (a)	7,900	78,368
Scripps Networks Interactive Class A	200	9,068
		1,951,065
Metal Fabricate & Hardware – 0.1%
Precision Castparts Corp.	200	25,668
Valmont Industries, Inc.	1,000	83,290
		108,958
Mining – 1.0%
Alcoa, Inc.	14,100	189,504
Compass Minerals International, Inc.	600	45,186
Freeport-McMoRan Copper & Gold, Inc.	9,980	753,789
Newmont Mining Corp.	14,980	840,079
Southern Copper Corp.	2,200	67,276
		1,895,834
Office Equipment/Supplies – 0.1%
Xerox Corp.	24,270	264,543
Oil & Gas – 2.1%
Atwood Oceanics, Inc. (a)	2,400	87,384
Diamond Offshore Drilling, Inc.	1,920	151,872
EQT Corp.	2,720	118,293
Exxon Mobil Corp.	44,800	3,039,680
Forest Oil Corp. (a)	900	26,370
Frontier Oil Corp.	3,100	47,120
Helmerich & Payne, Inc.	1,600	64,992
Holly Corp.	300	8,100
Patterson-UTI Energy, Inc.	1,600	24,464
Petrohawk Energy Corp. (a)	1,010	21,806
Plains Exploration & Production Co. (a)	1,900	55,689
Pride International, Inc. (a)	2,700	81,891
Range Resources Corp.	100	4,776
Rowan Companies, Inc. (a)	4,600	137,080
Seahawk Drilling, Inc. (a)	17,026	283,653
Southwestern Energy Co. (a)	500	19,840
Tesoro Corp.	6,400	84,160
		4,257,170
Oil & Gas Services – 0.6%
Cameron International Corp. (a)	7,610	300,290
Dresser-Rand Group, Inc. (a)	870	30,694
Exterran Holdings, Inc. (a)	800	23,320
FMC Technologies, Inc. (a)	3,920	265,345
Oceaneering International, Inc. (a)	1,100	72,050
Schlumberger Ltd.	2,230	159,267
Smith International, Inc.	5,510	263,157
		1,114,123
Packaging & Containers – 0.3%
Ball Corp.	2,940	156,437
Crown Holdings, Inc. (a)	6,100	158,600
Owens-IIlinois, Inc. (a)	5,170	183,225
Packaging Corporation. of America	200	4,946
Pactiv Corp. (a)	3,800	96,558
		599,766
Pharmaceuticals – 5.8%
Abbott Laboratories	55,230	2,825,567
Allergan, Inc.	11,140	709,507
AmerisourceBergen Corp.	11,000	339,350
Bristol-Myers Squibb Co.	40,410	1,021,969
Cephalon, Inc. (a)	3,380	216,996
DENTSPLY International, Inc.	3,030	111,019
Eli Lilly & Co.	17,540	613,374
Express Scripts, Inc. (a)	7,190	719,935
Gilead Sciences, Inc. (a)	28,720	1,139,322
Herbalife Ltd.	2,540	122,555
Hospira, Inc. (a)	5,770	310,368
Mead Johnson Nutrition Co.	3,300	170,313
Medco Health Solutions, Inc. (a)	19,020	1,120,658
Merck & Co., Inc.	37,919	1,328,682
Mylan, Inc. (a)	6,600	145,398
NBTY, Inc. (a)	2,700	109,836
Omnicare, Inc.	4,590	127,556
OSI Pharmaceuticals, Inc. (a)	870	51,043
Patterson Cos., Inc.	2,000	63,980
Perrigo Co.	2,800	170,884
United Therapeutics Corp. (a)	1,000	56,890
Valeant Pharmaceuticals International (a)	1,700	76,500
VCA Antech, Inc. (a)	1,200	34,152
		11,585,854
Pipelines – 0.0%
El Paso Corp.	5,790	70,059
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	4,000	69,280
Real Estate Investment Trusts (REITS) – 0.5%
CapitalSource, Inc.	8,900	53,133
Digital Realty Trust, Inc.	2,300	135,010
HCP, Inc.	3,200	102,784
Health Care, Inc.	1,670	75,033
Nationwide Health Properties, Inc.	2,500	87,550
Public Storage	4,100	397,331
Simon Property Group, Inc.	2,689	239,375
		1,090,216
Retail – 10.5%
Abercrombie & Fitch Co. Class A	1,700	74,341
Advance Auto Parts, Inc.	3,840	173,184
Aeropostale, Inc. (a)	7,200	209,088
American Eagle Outfitters, Inc.	8,960	150,618
AutoNation, Inc. (a)	1,940	39,188
AutoZone, Inc. (a)	1,140	210,911
Barnes & Noble, Inc.	1,420	31,297
Bed Bath & Beyond, Inc. (a)	9,200	422,832
Best Buy Co., Inc.	10,250	467,400
Big Lots, Inc. (a)	4,580	174,956
BJ's Wholesale Club, Inc. (a)	650	24,882
Brinker International, Inc.	13,100	242,612
Burger King Holdings, Inc.	1,100	23,210
CarMax, Inc. (a)	2,930	71,990
Chico's FAS, Inc.	12,700	189,103

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chipotle Mexican Grill, Inc. (a)	820	$110,626
Coach, Inc.	12,800	534,400
Copart, Inc. (a)	1,700	60,673
Costco Wholesale Corp.	15,400	909,832
CVS Caremark Corp.	9,930	366,715
Darden Restaurants, Inc.	4,100	183,475
Dick's Sporting Goods, Inc. (a)	2,900	84,419
Dollar Tree, Inc. (a)	2,280	138,442
Family Dollar Stores, Inc.	4,930	195,031
Foot Locker, Inc.	11,890	182,511
GameStop Corp. Class A (a)	7,580	184,270
The Gap, Inc.	18,300	452,559
Guess?, Inc.	2,000	91,740
Hanesbrands, Inc. (a)	6,240	177,653
The Home Depot, Inc.	4,600	162,150
Kohl's Corp. (a)	10,100	555,399
Limited Brands, Inc.	10,200	273,360
Lowe's Cos., Inc.	12,660	343,339
McDonald's Corp.	32,010	2,259,586
MSC Industrial Direct Co., Inc. Class A	1,300	70,837
Nordstrom, Inc.	7,020	290,137
O'Reilly Automotive, Inc. (a)	1,100	53,779
Office Depot, Inc. (a)	25,400	174,244
Panera Bread Co. Class A (a)	1,000	77,940
Penske Auto Group, Inc. (a)	8,780	131,524
PetSmart, Inc.	4,700	155,429
Phillips-Van Heusen Corp.	2,820	177,688
Polo Ralph Lauren Corp.	1,960	176,204
RadioShack Corp.	3,100	66,805
Ross Stores, Inc.	5,790	324,240
Staples, Inc.	24,760	582,603
Starbucks Corp.	23,670	614,947
Target Corp.	27,700	1,575,299
Tiffany & Co.	5,000	242,400
The TJX Cos., Inc.	18,850	873,509
Urban Outfitters, Inc. (a)	2,800	105,028
Wal-Mart Stores, Inc.	72,330	3,880,504
Walgreen Co.	33,700	1,184,555
Wendy's/Arby's Group, Inc. Class A	3,300	17,523
Williams-Sonoma, Inc.	6,200	178,560
Yum! Brands, Inc.	5,400	229,068
		20,954,615
Savings & Loans – 0.1%
Capitol Federal Financial	300	11,307
Hudson City Bancorp, Inc.	8,920	118,636
		129,943
Semiconductors – 4.2%
Advanced Micro Devices, Inc. (a)	8,400	76,104
Altera Corp.	11,800	299,248
Analog Devices, Inc.	10,970	328,332
Broadcom Corp. Class A	17,900	617,371
Cree, Inc. (a)	2,700	197,667
Cypress Semiconductor Corp. (a)	6,600	85,074
Integrated Device Technology, Inc. (a)	3,130	20,689
Intel Corp.	114,160	2,606,273
International Rectifier Corp. (a)	3,200	73,664
Intersil Corp. Class A	11,100	165,168
Lam Research Corp. (a)	3,600	145,980
Linear Technology Corp.	7,120	214,027
Marvell Technology Group Ltd. (a)	18,000	371,700
Maxim Integrated Products, Inc.	9,000	174,780
MEMC Electronic Materials, Inc. (a)	1,300	16,861
Microchip Technology, Inc.	5,900	172,339
Micron Technology, Inc. (a)	19,920	186,252
National Semiconductor Corp.	8,010	118,388
Novellus Systems, Inc. (a)	4,720	123,664
NVIDIA Corp. (a)	18,600	292,392
ON Semiconductor Corp. (a)	10,300	81,782
QLogic Corp. (a)	4,200	81,354
Rambus, Inc. (a)	2,200	53,086
Rovi Corp. (a)	2,600	101,348
Silicon Laboratories, Inc. (a)	1,500	72,525
Teradyne, Inc. (a)	19,500	238,485
Texas Instruments, Inc.	44,210	1,149,902
Varian Semiconductor Equipment Associates, Inc. (a)	2,500	82,350
Xilinx, Inc.	9,810	252,902
		8,399,707
Software – 7.9%
Activision Blizzard, Inc.	12,940	143,375
Adobe Systems, Inc. (a)	15,650	525,683
ANSYS, Inc. (a)	3,100	139,500
Autodesk, Inc. (a)	4,230	143,862
BMC Software, Inc. (a)	5,430	213,725
Broadridge Financial Solutions, Inc.	4,080	97,145
CA, Inc.	10,100	230,381
Cerner Corp. (a)	1,700	144,347
Citrix Systems, Inc. (a)	4,600	216,200
Dun & Bradstreet Corp.	1,520	116,994
Electronic Arts, Inc. (a)	3,400	65,858
Fidelity National Information Services, Inc.	5,750	151,168
Fiserv, Inc. (a)	4,450	227,351
Intuit, Inc. (a)	13,960	504,794
Microsoft Corp.	273,060	8,339,252
MSCI, Inc. Class A (a)	1,290	44,699
Novell, Inc. (a)	3,900	21,879
Nuance Communications, Inc. (a)	5,260	96,100
Oracle Corp.	130,060	3,360,750
Red Hat, Inc. (a)	6,900	206,103
Salesforce.com, Inc. (a)	2,880	246,528
SEI Investments Co.	4,000	89,840
Sybase, Inc. (a)	5,560	241,193
VMware, Inc. Class A (a)	1,700	104,788
		15,671,515
Telecommunications – 4.9%
Amdocs Ltd. (a)	1,850	59,089
American Tower Corp. Class A (a)	5,915	241,391
Ciena Corp. (a)	200	3,698
Cisco Systems, Inc. (a)	192,910	5,193,137
Corning, Inc.	39,930	768,652
Crown Castle International Corp. (a)	3,400	128,690
Frontier Communications Corp.	11,000	87,560
Harris Corp.	4,000	205,920
JDS Uniphase Corp. (a)	13,130	170,559

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Juniper Networks, Inc. (a)	15,920	$452,287
Leap Wireless International, Inc. (a)	2,000	36,640
MetroPCS Communications, Inc. (a)	15,350	117,121
Motorola, Inc. (a)	11,500	81,305
NeuStar, Inc. Class A (a)	3,900	95,433
NII Holdings, Inc. (a)	400	16,968
Qualcomm, Inc.	43,690	1,692,551
SBA Communications Corp. Class A (a)	3,370	119,197
TW Telecom, Inc. (a)	6,200	110,360
Windstream Corp.	19,570	216,248
		9,796,806
Textiles – 0.0%
Cintas Corp.	2,500	68,125
Toys, Games & Hobbies – 0.2%
Hasbro, Inc.	1,770	67,897
Mattel, Inc.	13,200	304,260
		372,157
Transportation – 1.5%
C.H. Robinson Worldwide, Inc.	600	36,180
Con-way, Inc.	1,500	58,260
Expeditors International of Washington, Inc.	4,640	189,034
J.B. Hunt Transport Services, Inc.	800	29,488
Kirby Corp. (a)	1,340	56,387
Landstar System, Inc.	3,460	153,001
Norfolk Southern Corp.	1,760	104,421
Teekay Corp.	5,800	145,290
Union Pacific Corp.	8,090	612,089
United Parcel Service, Inc. Class B	23,200	1,604,048
UTI Worldwide, Inc.	5,600	88,760
		3,076,958
Trucking & Leasing – 0.0%
GATX Corp.	1,000	32,640
TOTAL COMMON STOCK (Cost $167,992,322)		199,108,398
TOTAL EQUITIES (Cost $167,992,322)		199,108,398
TOTAL LONG-TERM INVESTMENTS (Cost $167,992,322)		199,108,398
	Principal Amount
SHORT-TERM INVESTMENTS – 0.1%
Repurchase Agreement – 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/10, 0.010%, due 5/03/10 (b)	$296,914	296,914
Time Deposits – 0.0%
Euro Time Deposit, 0.010%, due 5/03/10	8	8
TOTAL SHORT-TERM INVESTMENTS (Cost $296,922)		296,922
TOTAL INVESTMENTS – 99.9% (Cost $168,289,244) (c)		199,405,320
Other Assets/ (Liabilities) – 0.1%		144,694
NET ASSETS – 100.0%		$199,550,014

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $296,915. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $303,766.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.5%
COMMON STOCK – 96.5%
Aerospace & Defense – 1.6%
Goodrich Corp.	12,889	$956,106
Auto Manufacturers – 1.8%
Navistar International Corp. (a)	21,522	1,040,373
Automotive & Parts – 4.3%
The Goodyear Tire & Rubber Co. (a)	53,713	721,365
Lear Corp. (a)	9,670	785,011
WABCO Holdings, Inc. (a)	29,010	962,842
		2,469,218
Banks – 3.2%
Comerica, Inc.	15,040	631,680
Fifth Third Bancorp	51,570	768,909
KeyCorp	53,160	479,503
		1,880,092
Beverages – 2.0%
Molson Coors Brewing Co. Class B	25,780	1,143,601
Biotechnology – 1.2%
Charles River Laboratories International, Inc. (a)	21,490	719,485
Building Materials – 1.1%
Martin Marietta Materials, Inc.	6,450	618,426
Chemicals – 3.2%
Celanese Corp. Series A	32,230	1,031,037
Intrepid Potash, Inc. (a)	32,380	850,299
		1,881,336
Coal – 1.8%
Alpha Natural Resources, Inc. (a)	16,110	758,459
CONSOL Energy, Inc.	6,450	288,186
		1,046,645
Commercial Services – 3.0%
TeleTech Holdings, Inc. (a)	53,718	889,033
Towers Watson & Co. Class A	17,190	825,120
		1,714,153
Diversified Financial – 5.0%
Affiliated Managers Group, Inc. (a)	6,442	542,288
E*TRADE Financial Corp. (a)	256,400	430,752
Invesco Ltd.	38,310	880,747
Investment Technology Group, Inc. (a)	21,484	373,177
Lazard Ltd. Class A	17,190	664,565
		2,891,529
Electric – 7.1%
Allegheny Energy, Inc.	21,490	468,052
Cleco Corp.	21,482	588,607
CMS Energy Corp.	75,203	1,222,801
NRG Energy, Inc. (a)	42,976	1,038,730
NV Energy, Inc.	64,460	805,105
		4,123,295
Electrical Components & Equipment – 2.4%
Energizer Holdings, Inc. (a)	12,890	787,579
General Cable Corp. (a)	21,330	609,398
		1,396,977
Electronics – 2.4%
Agilent Technologies, Inc. (a)	21,483	778,974
Amphenol Corp. Class A	12,897	595,970
		1,374,944
Engineering & Construction – 1.1%
Foster Wheeler AG (a)	20,660	619,387
Entertainment – 2.1%
Bally Technologies, Inc. (a)	13,970	644,296
Pinnacle Entertainment, Inc. (a)	42,718	577,975
		1,222,271
Foods – 2.1%
Chiquita Brands International, Inc. (a)	17,440	262,297
Dole Food Co., Inc. (a)	21,490	243,267
The Kroger Co.	32,230	716,473
		1,222,037
Health Care — Services – 3.6%
Aetna, Inc.	21,490	635,030
DaVita, Inc. (a)	13,970	872,147
Thermo Fisher Scientific, Inc. (a)	10,740	593,707
		2,100,884
Household Products – 0.8%
Tupperware Brands Corp.	8,590	438,691
Insurance – 9.6%
ACE Ltd.	23,633	1,257,039
Aon Corp.	13,970	593,166
Assurant, Inc.	36,530	1,330,788
Everest Re Group Ltd.	17,190	1,317,614
Genworth Financial, Inc. Class A (a)	34,150	564,158
MGIC Investment Corp. (a)	47,290	493,235
		5,556,000
Internet – 1.0%
McAfee, Inc. (a)	17,191	597,387
Investment Companies – 0.7%
Fifth Street Finance Corp.	32,230	410,933
Manufacturing – 2.1%
Tyco International Ltd.	32,230	1,250,202
Media – 1.4%
Cablevision Systems Corp. Class A	17,190	471,694
Time Warner Cable, Inc.	6,360	357,750
		829,444
Mining – 0.6%
First Quantum Minerals Ltd.	4,200	323,690
Oil & Gas – 4.9%
Cabot Oil & Gas Corp.	6,340	229,064
Ensco PLC Sponsored ADR (United Kingdom)	12,890	608,150
EQT Corp.	13,970	607,555
Noble Energy, Inc.	8,590	656,276
Range Resources Corp.	10,698	510,937
Ultra Petroleum Corp. (a)	4,300	205,411
		2,817,393
Oil & Gas Services – 1.0%
Tidewater, Inc.	10,740	575,771

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers – 1.4%
Owens-IIlinois, Inc. (a)	23,630	$837,447
Pharmaceuticals – 4.0%
Biovail Corp.	51,570	876,690
Hospira, Inc. (a)	19,190	1,032,230
Shire PLC Sponsored ADR (United Kingdom)	6,450	424,668
		2,333,588
Real Estate – 0.9%
Starwood Property Trust, Inc.	17,190	325,750
Terreno Realty Corp. (a)	9,670	181,893
		507,643
Real Estate Investment Trusts (REITS) – 2.2%
BioMed Realty Trust, Inc.	25,806	477,669
CreXus Investment Corp.	17,190	227,080
ProLogis	42,970	565,915
		1,270,664
Retail – 6.4%
Abercrombie & Fitch Co. Class A	8,590	375,641
Advance Auto Parts, Inc.	12,893	581,474
Bed Bath & Beyond, Inc. (a)	12,890	592,424
Brinker International, Inc.	30,080	557,082
Burger King Holdings, Inc.	21,490	453,439
Chico's FAS, Inc.	19,340	287,973
The Gymboree Corp. (a)	4,300	211,259
Phillips-Van Heusen Corp.	10,740	676,727
		3,736,019
Savings & Loans – 1.0%
NewAlliance Bancshares, Inc.	42,977	559,990
Semiconductors – 2.2%
Lam Research Corp. (a)	15,040	609,872
Teradyne, Inc. (a)	53,720	656,996
		1,266,868
Software – 0.7%
Electronic Arts, Inc. (a)	21,488	416,223
Telecommunications – 1.7%
Motorola, Inc. (a)	53,720	379,800
NII Holdings, Inc. (a)	13,970	592,608
		972,408
Textiles – 1.2%
Mohawk Industries, Inc. (a)	10,740	684,568
Toys, Games & Hobbies – 1.5%
Mattel, Inc.	38,680	891,574
Transportation – 1.1%
J.B. Hunt Transport Services, Inc.	17,190	633,623
Trucking & Leasing – 1.1%
Aircastle Ltd.	55,320	664,393
TOTAL COMMON STOCK (Cost $46,754,738)		55,995,278
TOTAL EQUITIES (Cost $46,754,738)		55,995,278
TOTAL LONG-TERM INVESTMENTS (Cost $46,754,738)		55,995,278
	Principal Amount
SHORT-TERM INVESTMENTS – 2.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/10, 0.010%, due 5/03/10 (b)	$1,661,920	1,661,920
TOTAL SHORT-TERM INVESTMENTS (Cost $1,661,920)		1,661,920
TOTAL INVESTMENTS – 99.4% (Cost $48,416,658) (c)		57,657,198
Other Assets/ (Liabilities) – 0.6%		330,115
NET ASSETS – 100.0%		$57,987,313

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,661,922. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $1,697,297.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.1%
COMMON STOCK – 99.1%
Advertising – 0.3%
Harte-Hanks, Inc.	5,915	$85,176
inVentiv Health, Inc. (a)	6,243	143,776
		228,952
Aerospace & Defense – 1.4%
Babcock & Brown Air Ltd. Sponsored ADR (Bermuda)	300	3,708
BE Aerospace, Inc. (a)	32,029	951,582
Cubic Corp.	2,017	75,254
GenCorp, Inc. (a)	4,100	25,502
Triumph Group, Inc.	3,163	245,322
		1,301,368
Agriculture – 0.2%
Alliance One International, Inc. (a)	9,390	47,795
The Andersons, Inc.	600	21,684
Universal Corp.	2,696	139,599
		209,078
Airlines – 0.4%
Allegiant Travel Co. (a)	2,298	118,186
Hawaiian Holdings, Inc. (a)	14,614	103,760
Pinnacle Airlines Corp. (a)	3,180	23,246
SkyWest, Inc.	6,738	100,935
		346,127
Apparel – 0.6%
Carter's, Inc. (a)	4,985	160,617
Deckers Outdoor Corp. (a)	870	122,305
Perry Ellis International, Inc. (a)	3,341	80,618
Steven Madden Ltd. (a)	654	37,906
The Timberland Co. Class A (a)	7,989	171,763
		573,209
Auto Manufacturers – 0.2%
Force Protection, Inc. (a)	9,854	52,719
Oshkosh Corp. (a)	2,910	112,384
		165,103
Automotive & Parts – 0.7%
ATC Technology Corp. (a)	5,843	119,431
Cooper Tire & Rubber Co.	4,610	97,824
Dana Holding Corp. (a)	25,150	336,004
Standard Motor Products, Inc.	3,180	33,899
		587,158
Banks – 3.2%
Alliance Financial Corp.	869	26,044
Banco Latinoamericano de Comercio Exterior SA	6,939	98,256
Banco Macro SA Class B Sponsored ADR (Argentina)	3,386	94,808
Bancolombia SA Sponsored ADR (Colombia)	2,443	114,186
BBVA Banco Frances SA Sponsored ADR (Argentina)	3,430	23,804
Cass Information Systems, Inc.	261	8,300
Century Bancorp, Inc. Class A	1,010	19,544
City Holding Co.	500	17,520
First Midwest Bancorp, Inc.	20,250	307,800
FirstMerit Corp.	11,980	281,530
Hancock Holding Co.	10,607	433,614
IBERIABANK Corp.	8,691	535,713
International Bancshares Corp.	5,200	125,684
National Bankshares, Inc.	850	23,026
Northrim BanCorp, Inc.	1,480	25,545
Northwest Bancshares, Inc.	18,980	237,060
Santander BanCorp (a)	2,869	34,313
Synovus Financial Corp.	76,500	230,265
Westamerica Bancorporation	4,440	260,939
		2,897,951
Beverages – 0.1%
Cott Corp. (a)	9,938	83,181
Biotechnology – 1.5%
Acorda Therapeutics, Inc. (a)	6,347	245,946
Cambrex Corp. (a)	8,503	37,328
Harvard Bioscience, Inc. (a)	6,150	25,707
Integra LifeSciences Holdings (a)	9,263	420,818
InterMune, Inc. (a)	5,640	240,039
Martek Biosciences Corp. (a)	7,308	160,995
PDL BioPharma, Inc.	18,956	110,324
Sinovac Biotech Ltd. (a)	11,730	67,917
		1,309,074
Building Materials – 1.1%
AAON, Inc.	3,032	73,192
Apogee Enterprises, Inc.	5,606	77,026
Comfort Systems USA, Inc.	10,696	150,600
Eagle Materials, Inc.	17,771	566,362
Gibraltar Industries, Inc. (a)	3,180	47,764
Interline Brands, Inc. (a)	1,574	32,755
Universal Forest Products, Inc.	1,000	42,050
		989,749
Chemicals – 1.9%
A. Schulman, Inc.	5,654	147,060
Ashland, Inc.	2,767	164,802
Cabot Corp.	1,000	32,540
Cytec Industries, Inc.	8,180	393,131
Hawkins, Inc.	2,766	74,184
Innophos Holdings, Inc.	7,676	218,689
Innospec, Inc. (a)	1,530	20,364
KMG Chemicals, Inc.	1,840	33,930
Minerals Technologies, Inc.	2,578	148,751
NewMarket Corp.	1,026	112,860
OM Group, Inc. (a)	1,200	45,300
Omnova Solutions, Inc. (a)	6,900	52,785
PolyOne Corp. (a)	10,825	122,431
Stepan Co.	879	66,584
W.R. Grace & Co. (a)	3,830	110,649
		1,744,060
Coal – 0.1%
Cloud Peak Energy, Inc. (a)	3,710	59,360

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services – 6.1%
Advance America Cash Advance Centers, Inc.	16,679	$95,404
AMN Healthcare Services, Inc. (a)	7,092	64,821
Avis Budget Group, Inc. (a)	15,024	227,163
Bridgepoint Education, Inc. (a)	900	23,139
Capella Education Co. (a)	7,005	634,793
Career Education Corp. (a)	2,550	74,638
Chemed Corp.	1,290	70,963
Consolidated Graphics, Inc. (a)	2,020	84,658
Convergys Corp. (a)	8,393	106,087
Corinthian Colleges, Inc. (a)	5,880	91,846
Corvel Corp. (a)	550	18,315
Deluxe Corp.	9,572	200,725
Dollar Thrifty Automotive Group, Inc. (a)	5,614	246,960
Donnelley (R.R.) & Sons Co.	8,391	180,323
Education Management Corp. (a)	16,320	356,266
Emergency Medical Services Corp. Class A (a)	2,645	139,868
Forrester Research, Inc. (a)	1,730	55,550
Gartner, Inc. (a)	3,783	91,095
Global Cash Access Holdings, Inc. (a)	12,527	108,734
Healthspring, Inc. (a)	6,876	121,018
Hillenbrand, Inc.	1,789	43,974
HMS Holdings Corp. (a)	7,740	414,090
Kendle International, Inc. (a)	6,286	104,033
Korn/Ferry International (a)	6,080	98,557
Lincoln Educational Services Corp. (a)	2,140	53,414
MAXIMUS, Inc.	1,390	86,055
Net 1 UEPS Technologies, Inc. (a)	9,563	156,833
PHH Corp. (a)	3,760	85,314
Pre-Paid Legal Services, Inc. (a)	1,679	74,665
Rent-A-Center, Inc. (a)	8,583	221,613
Resources Connection, Inc. (a)	13,396	234,966
Steiner Leisure Ltd. (a)	1,909	89,475
TeleTech Holdings, Inc. (a)	10,121	167,502
TNS, Inc. (a)	2,769	71,855
Towers Watson & Co. Class A	1,961	94,128
TrueBlue, Inc. (a)	8,810	139,110
VistaPrint NV (a)	8,327	429,507
		5,557,457
Computers – 2.2%
CACI International, Inc. Class A (a)	9,970	472,877
Diebold, Inc.	1,480	46,398
DST Systems, Inc.	3,346	142,038
iGate Corp.	3,494	43,256
Jack Henry & Associates, Inc.	2,789	71,175
Manhattan Associates, Inc. (a)	5,985	171,530
MICROS Systems, Inc. (a)	1,491	55,406
Ness Technologies, Inc. (a)	8,005	51,792
NetScout Systems, Inc. (a)	1,210	17,569
Quantum Corp. (a)	6,930	20,097
Rimage Corp. (a)	1,390	24,395
Smart Modular Technologies (WWH), Inc. (a)	3,300	23,166
SYKES Enterprises, Inc. (a)	3,225	73,304
Synaptics, Inc. (a)	17,473	535,023
Syntel, Inc.	1,630	58,876
Telvent GIT SA (a)	800	23,120
Unisys Corp. (a)	3,408	95,492
Virtusa Corp. (a)	8,121	83,565
		2,009,079
Distribution & Wholesale – 1.5%
Brightpoint, Inc. (a)	5,470	44,252
Fossil, Inc. (a)	13,573	527,990
Pool Corp.	19,046	467,198
Tech Data Corp. (a)	4,429	190,004
United Stationers, Inc. (a)	790	48,364
WESCO International, Inc. (a)	1,987	80,712
		1,358,520
Diversified Financial – 2.4%
Altisource Portfolio Solutions SA (a)	3,740	90,358
BGC Partners, Inc. Class A	8,600	56,072
Calamos Asset Management, Inc. Class A	1,580	19,671
Credit Acceptance Corp. (a)	500	22,550
Encore Capital Group, Inc. (a)	2,950	67,880
Federal Agricultural Mortgage Corp. Class C	1,700	38,284
Investment Technology Group, Inc. (a)	1,989	34,549
Knight Capital Group, Inc. Class A (a)	28,213	438,712
LaBranche & Co., Inc. (a)	3,860	19,068
MF Global Holdings Ltd. (a)	30,951	285,368
Nelnet, Inc. Class A	7,346	146,626
optionsXpress Holdings, Inc. (a)	20,039	355,692
Portfolio Recovery Associates, Inc. (a)	1,052	69,926
Rodman & Renshaw Capital Group, Inc. (a)	12,080	52,186
Stifel Financial Corp. (a)	5,865	336,241
Student Loan Corp.	812	22,931
World Acceptance Corp. (a)	3,386	119,458
		2,175,572
Electric – 1.4%
Avista Corp.	4,116	89,029
Calpine Corp. (a)	1,090	14,857
Cia Paranaense de Energia Sponsored ADR (Brazil)	9,617	198,879
El Paso Electric Co. (a)	4,827	102,574
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	3,090	23,855
Integrys Energy Group, Inc.	1,390	68,958
Mirant Corp. (a)	9,212	107,412

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NorthWestern Corp.	11,210	$338,766
Unisource Energy Corp.	600	19,992
Westar Energy, Inc.	13,655	323,487
		1,287,809
Electrical Components & Equipment – 1.2%
China Sunergy Co. Ltd. (a)	13,040	62,592
EnerSys (a)	6,961	180,151
Generac Holdings, Inc. (a)	16,840	254,116
Greatbatch, Inc. (a)	10,665	238,256
Harbin Electric, Inc. (a)	3,020	66,168
Hubbell, Inc. Class B	3,000	139,410
Powell Industries, Inc. (a)	4,237	142,278
		1,082,971
Electronics – 1.5%
AVX Corp.	5,070	78,332
Bell Microproducts, Inc. (a)	800	5,600
Benchmark Electronics, Inc. (a)	8,008	173,293
Celestica, Inc. (a)	5,760	56,448
Checkpoint Systems, Inc. (a)	1,980	44,728
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	3,728	25,015
Cogent, Inc. (a)	4,680	48,438
Imax Corp. (a)	13,890	262,521
Jinpan International Ltd.	3,840	67,123
Multi-Fineline Electronix, Inc. (a)	5,445	141,134
Sanmina-SCI Corp. (a)	1,310	23,357
Spectrum Control, Inc. (a)	2,850	39,615
Thomas & Betts Corp. (a)	4,293	180,049
TTM Technologies, Inc. (a)	9,758	105,972
Vishay Intertechnology, Inc. (a)	6,500	67,665
Watts Water Technologies, Inc. Class A	2,090	74,153
		1,393,443
Energy — Alternate Sources – 0.1%
China Integrated Energy, Inc. (a)	2,980	35,075
GT Solar International, Inc. (a)	14,406	83,987
		119,062
Engineering & Construction – 1.3%
Chicago Bridge & Iron Co. NV (a)	3,900	91,416
Dycom Industries, Inc. (a)	12,484	132,580
Emcor Group, Inc. (a)	5,764	164,620
Layne Christensen Co. (a)	710	19,440
Michael Baker Corp. (a)	2,425	85,699
Sterling Construction Co., Inc. (a)	2,630	46,025
Tutor Perini Corp. (a)	24,859	603,328
		1,143,108
Entertainment – 1.3%
Bally Technologies, Inc. (a)	23,012	1,061,314
International Speedway Corp. Class A	820	25,059
National CineMedia, Inc.	2,166	41,241
Speedway Motorsports, Inc.	3,457	56,176
		1,183,790
Environmental Controls – 0.6%
Darling International, Inc. (a)	10,760	102,113
Waste Connections, Inc. (a)	12,965	464,017
		566,130
Foods – 1.8%
American Italian Pasta Co. Class A (a)	2,694	105,686
Cal-Maine Foods, Inc.	2,106	70,298
Del Monte Foods Co.	3,170	47,360
Flowers Foods, Inc.	23,350	615,506
Fresh Del Monte Produce, Inc. (a)	2,050	42,784
J&J Snack Foods Corp.	185	8,619
Lancaster Colony Corp.	1,621	89,106
M&F Worldwide Corp. (a)	1,415	43,384
Nash Finch Co.	1,052	36,841
Overhill Farms, Inc. (a)	3,730	22,604
Sanderson Farms, Inc.	1,390	78,771
TreeHouse Foods, Inc. (a)	10,543	445,863
		1,606,822
Forest Products & Paper – 0.7%
Boise, Inc. (a)	9,440	65,042
Buckeye Technologies, Inc. (a)	9,170	129,480
Clearwater Paper Corp. (a)	1,450	92,336
Domtar Corp. (a)	770	54,547
KapStone Paper and Packaging Corp. (a)	5,690	73,401
P.H. Glatfelter Co.	4,070	59,788
Rock-Tenn Co. Class A	2,737	141,229
		615,823
Gas – 0.9%
AGL Resources, Inc.	2,557	101,027
Atmos Energy Corp.	4,625	136,807
Chesapeake Utilities Corp.	502	15,120
The Laclede Group, Inc.	1,860	63,389
Nicor, Inc.	2,190	95,287
PAA Natural Gas Storage LP (a)	10,900	253,425
Southwest Gas Corp.	5,156	160,352
WGL Holdings, Inc.	600	21,444
		846,851
Hand & Machine Tools – 0.6%
Franklin Electric Co., Inc.	700	24,493
Lincoln Electric Holdings, Inc.	1,318	79,001
Regal-Beloit Corp.	6,242	394,931
		498,425
Health Care — Products – 3.2%
American Medical Systems Holdings, Inc. (a)	4,454	79,816
Atrion Corp.	334	47,355
Bruker Corp. (a)	8,035	122,855
Dexcom, Inc. (a)	11,140	121,983
Hanger Orthopedic Group, Inc. (a)	600	11,184
Hill-Rom Holdings, Inc.	2,247	71,252
Invacare Corp.	5,689	150,360
Kensey Nash Corp. (a)	3,014	68,267
Kinetic Concepts, Inc. (a)	3,830	165,839
Masimo Corp.	6,336	148,326

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Merit Medical Systems, Inc. (a)	10,140	$163,964
Natus Medical, Inc. (a)	11,249	191,683
NuVasive, Inc. (a)	6,012	250,099
Orthofix International NV (a)	7,526	257,314
PSS World Medical, Inc. (a)	184	4,311
Quidel Corp. (a)	4,920	72,521
Steris Corp.	4,024	133,919
Symmetry Medical, Inc. (a)	5,987	69,210
Thoratec Corp. (a)	7,710	343,789
Utah Medical Products, Inc.	850	23,723
Volcano Corp. (a)	13,822	332,004
Young Innovations, Inc.	900	22,653
		2,852,427
Health Care — Services – 4.8%
Allied Healthcare International, Inc. (a)	7,890	22,171
Amedisys, Inc. (a)	3,120	179,650
America Service Group, Inc.	3,349	56,799
American Dental Partners, Inc. (a)	1,620	20,866
AMERIGROUP Corp. (a)	1,780	64,507
AmSurg Corp. (a)	8,264	171,230
Centene Corp. (a)	7,364	168,636
Community Health Systems, Inc. (a)	2,155	88,053
Continucare Corp. (a)	7,500	25,125
The Ensign Group, Inc.	1,293	22,447
Genoptix, Inc. (a)	11,920	461,185
Gentiva Health Services, Inc. (a)	4,952	142,023
Health Management Associates, Inc. Class A (a)	74,167	691,237
HEALTHSOUTH Corp. (a)	3,927	80,346
Healthways, Inc. (a)	3,470	56,526
ICON PLC Sponsored ADR (Ireland) (a)	3,920	114,346
Kindred Healthcare, Inc. (a)	2,420	43,173
LHC Group, Inc. (a)	5,223	178,104
LifePoint Hospitals, Inc. (a)	2,213	84,492
Lincare Holdings, Inc. (a)	4,698	219,350
Magellan Health Services, Inc. (a)	3,996	168,671
MDS, Inc. (a)	5,620	50,524
Mednax, Inc. (a)	7,044	386,997
Metropolitan Health Networks, Inc. (a)	10,500	32,445
Molina Healthcare, Inc. (a)	6,231	181,758
Nighthawk Radiology Holdings, Inc. (a)	7,989	29,559
NovaMed, Inc. (a)	5,260	17,253
Odyssey Healthcare, Inc. (a)	9,347	194,698
Res-Care, Inc. (a)	3,929	45,734
Sun Healthcare Group, Inc. (a)	11,918	106,547
Triple-S Management Corp. Class B (a)	4,600	83,720
U.S. Physical Therapy, Inc. (a)	3,189	55,935
Universal Health Services, Inc. Class B	1,058	39,273
Virtual Radiologic Corp. (a)	1,710	21,375
		4,304,755
Holding Company — Diversified – 0.0%
Primoris Services Corp.	2,980	23,542
Home Furnishing – 0.1%
La-Z-Boy, Inc. (a)	5,110	66,634
Household Products – 0.7%
American Greetings Corp. Class A	3,000	73,680
Blyth, Inc.	2,799	161,334
Central Garden & Pet Co. Class A (a)	11,638	120,221
CSS Industries, Inc.	1,100	22,022
Ennis, Inc.	2,857	52,826
Helen of Troy Ltd. (a)	1,900	51,319
Kid Brands, Inc. (a)	3,960	39,481
Prestige Brands Holdings, Inc. (a)	9,294	90,524
		611,407
Housewares – 0.4%
National Presto Industries, Inc.	1,412	158,102
The Toro Co.	3,448	196,329
		354,431
Insurance – 5.3%
Allied World Assurance Co. Holdings Ltd.	2,540	110,668
American Equity Investment Life Holding Co.	7,900	83,108
American Physicians Capital, Inc.	2,982	99,718
American Physicians Service Group, Inc.	820	19,172
American Safety Insurance Holdings Ltd. (a)	1,530	24,755
AMERISAFE, Inc. (a)	4,777	81,687
Amtrust Financial Services, Inc.	8,863	120,803
Argo Group International Holdings Ltd.	3,341	110,220
Aspen Insurance Holdings Ltd.	5,360	144,613
CNA Surety Corp. (a)	4,738	79,456
Conseco, Inc. (a)	23,923	141,146
EMC Insurance Group, Inc.	1,030	24,988
Employers Holdings, Inc.	5,400	88,992
Endurance Specialty Holdings Ltd.	4,376	161,256
Enstar Group Ltd. (a)	1,328	87,807
FBL Financial Group, Inc. Class A	3,470	89,665
First Mercury Financial Corp.	4,636	60,778
Flagstone Reinsurance Holdings Ltd.	7,860	87,639
FPIC Insurance Group, Inc. (a)	2,675	72,813
Greenlight Capital Re, Ltd. Class A (a)	4,950	126,819
The Hanover Insurance Group, Inc.	11,592	522,220
Harleysville Group, Inc.	1,890	60,518
Horace Mann Educators Corp.	4,650	80,026
Infinity Property & Casualty Corp.	3,103	143,141
Life Partners Holdings, Inc.	5,559	128,413
Max Capital Group Ltd.	3,570	79,611
MBIA, Inc. (a)	4,500	43,110

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Meadowbrook Insurance Group, Inc.	2,900	$22,910
Mercer Insurance Group, Inc.	1,290	23,672
Mercury General Corp.	2,080	93,579
MGIC Investment Corp. (a)	35,920	374,646
Montpelier Re Holdings Ltd.	7,680	127,488
National Interstate Corp.	1,042	21,767
National Western Life Insurance Co. Class A	239	45,682
OneBeacon Insurance Group Ltd. Class A	5,110	82,884
Platinum Underwriters Holdings Ltd.	4,297	159,891
PMA Capital Corp. Class A (a)	5,461	37,517
ProAssurance Corp. (a)	3,228	196,747
RLI Corp.	400	23,200
Safety Insurance Group, Inc.	3,834	142,970
Selective Insurance Group, Inc.	200	3,342
StanCorp Financial Group, Inc.	3,467	155,876
Symetra Financial Corp. (a)	1,700	22,950
The Navigators Group, Inc. (a)	1,100	44,143
Unitrin, Inc.	6,090	178,132
Universal American Corp. (a)	1,400	21,490
Validus Holdings Ltd.	5,765	147,411
		4,799,439
Internet – 3.9%
Blue Coat Systems, Inc. (a)	37,829	1,230,577
EarthLink, Inc.	17,192	155,072
eResearch Technology, Inc. (a)	10,302	75,926
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	7,202	54,447
j2 Global Communications, Inc. (a)	22,776	548,446
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	2,819	94,352
Perficient, Inc. (a)	2,617	32,634
S1 Corp. (a)	12,125	74,811
Saba Software, Inc. (a)	5,710	29,121
Sohu.com, Inc. (a)	1,140	54,891
SonicWALL, Inc. (a)	7,115	72,075
TIBCO Software, Inc. (a)	68,082	776,135
United Online, Inc.	12,913	102,916
ValueClick, Inc. (a)	13,479	138,564
Web.com Group, Inc. (a)	1,766	8,530
Websense, Inc. (a)	4,093	93,198
		3,541,695
Investment Companies – 1.8%
American Capital Ltd. (a)	15,910	97,687
Apollo Investment Corp.	8,980	109,197
Ares Capital Corp.	42,259	670,228
BlackRock Kelso Capital Corp.	10,160	107,798
Fifth Street Finance Corp.	18,317	233,542
Gladstone Capital Corp.	6,893	92,504
Gladstone Investment Corp.	4,800	31,248
Hercules Technology Growth Capital, Inc.	10,004	108,443
MCG Capital Corp. (a)	10,823	71,756
PennantPark Investment Corp.	7,001	76,591
TICC Capital Corp.	5,680	40,442
Triangle Capital Corp.	1,820	27,409
		1,666,845
Iron & Steel – 0.0%
Mesabi Trust	1,506	29,819
Leisure Time – 0.1%
Ambassadors Group, Inc.	3,196	38,800
Polaris Industries, Inc.	1,536	90,885
		129,685
Lodging – 0.7%
Ameristar Casinos, Inc.	35,697	672,174
Machinery — Diversified – 1.4%
Altra Holdings, Inc. (a)	3,246	49,209
Applied Industrial Technologies, Inc.	790	24,316
Chart Industries, Inc. (a)	6,005	138,055
DXP Enterprises, Inc. (a)	1,697	28,153
Gardner Denver, Inc.	11,005	553,442
Lindsay Corp.	590	22,438
NACCO Industries, Inc. Class A	200	17,388
Wabtec Corp.	9,527	453,295
		1,286,296
Manufacturing – 2.2%
A.O. Smith Corp.	2,090	107,907
American Railcar Industries, Inc.	2,100	34,335
Ameron International Corp.	1,593	110,538
AZZ, Inc.	3,268	132,746
Carlisle Cos., Inc.	4,547	171,558
Ceradyne, Inc. (a)	6,412	142,346
China Yuchai International Ltd.	1,100	23,210
Colfax Corp. (a)	10,786	140,757
EnPro Industries, Inc. (a)	10,083	318,421
FreightCar America, Inc.	6,858	196,276
GP Strategies Corp. (a)	2,980	24,049
Harsco Corp.	1,564	48,421
Koppers Holdings, Inc.	444	12,508
LSB Industries, Inc. (a)	4,534	80,524
Myers Industries, Inc.	5,677	61,652
Smith & Wesson Holding Corp. (a)	3,929	17,484
Sturm, Ruger & Co., Inc.	12,642	210,995
Tredegar Corp.	7,277	124,146
		1,957,873
Media – 1.3%
Courier Corp.	337	5,793
Dolan Media Co. (a)	1,900	22,591
Entercom Communications Corp. Class A (a)	2,630	38,293
FactSet Research Systems, Inc.	8,598	646,742
Gannett Co., Inc.	3,925	66,803
John Wiley & Sons, Inc. Class A	2,419	102,251
Journal Communications, Inc. Class A (a)	5,090	28,860
Lee Enterprises, Inc. (a)	13,750	51,975
Mediacom Communications Corp. (a)	3,901	25,825
Scholastic Corp.	3,900	105,339

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sinclair Broadcast Group, Inc. Class A (a)	14,096	$97,121
		1,191,593
Metal Fabricate & Hardware – 0.2%
The Timken Co.	3,550	124,889
Worthington Industries, Inc.	2,900	46,313
		171,202
Mining – 0.8%
Century Aluminum Co. (a)	13,402	180,659
Compass Minerals International, Inc.	7,470	562,566
Redcorp Ventures Ltd. (a) (b)	89,600	443
		743,668
Oil & Gas – 1.6%
Bill Barrett Corp. (a)	1,580	53,846
China North East Petroleum Holdings Ltd. (a)	7,520	66,402
Contango Oil & Gas Co. (a)	800	43,920
CVR Energy, Inc. (a)	10,688	90,741
Dominion Resources Black Warrior Trust	1,560	21,232
Gran Tierra Energy, Inc. (a)	3,700	22,422
Gulfport Energy Corp. (a)	5,620	70,250
Holly Corp.	32,672	882,144
Pengrowth Energy Trust	3,640	41,933
PrimeEnergy Corp. (a)	580	13,038
Provident Energy Trust	3,880	31,777
Rowan Companies, Inc. (a)	2,720	81,056
Stone Energy Corp. (a)	1,450	23,635
		1,442,396
Oil & Gas Services – 1.5%
Acergy SA Sponsored ADR (Luxembourg)	11,390	217,663
Bolt Technology Corp. (a)	2,094	23,181
Cal Dive International, Inc. (a)	11,451	75,118
Cie Generale de Geophysique-Veritas Sponsored ADR (France) (a)	4,200	126,252
Complete Production Services, Inc. (a)	6,540	98,689
Dawson Geophysical Co. (a)	2,014	58,990
Matrix Service Co. (a)	4,876	51,832
Oil States International, Inc. (a)	4,596	222,033
SEACOR Holdings, Inc. (a)	812	68,346
T-3 Energy Services, Inc. (a)	3,236	96,271
TETRA Technologies, Inc. (a)	5,460	67,103
TGC Industries, Inc. (a)	5,145	21,197
Tidewater, Inc.	2,803	150,269
Willbros Group, Inc. (a)	5,713	71,698
		1,348,642
Packaging & Containers – 0.8%
Bway Holding Co. (a)	4,117	81,434
Packaging Corporation of America	25,486	630,269
		711,703
Pharmaceuticals – 3.7%
Biovail Corp.	6,070	103,190
Cardiome Pharma Corp. (a)	5,500	45,980
China Sky One Medical, Inc. (a)	1,480	20,972
Cubist Pharmaceuticals, Inc. (a)	6,391	143,286
Endo Pharmaceuticals Holdings, Inc. (a)	3,466	75,905
Herbalife Ltd.	3,986	192,325
Hi-Tech Pharmacal Co., Inc. (a)	2,010	48,903
King Pharmaceuticals, Inc. (a)	8,950	87,710
Medicis Pharmaceutical Corp. Class A	2,866	72,739
Par Pharmaceutical Cos., Inc. (a)	3,540	96,076
Perrigo Co.	4,989	304,479
PharMerica Corp. (a)	5,918	114,217
Questcor Pharmaceuticals, Inc. (a)	20,993	204,472
Salix Pharmaceuticals Ltd. (a)	13,600	546,720
Savient Pharmaceuticals, Inc. (a)	27,509	398,880
Sirona Dental Systems, Inc. (a)	936	39,022
SXC Health Solutions Corp. (a)	8,320	579,904
Valeant Pharmaceuticals International (a)	2,807	126,315
Vanda Pharmaceuticals, Inc. (a)	2,300	19,251
VCA Antech, Inc. (a)	1,850	52,651
ViroPharma, Inc. (a)	5,600	71,232
		3,344,229
Pipelines – 0.7%
MarkWest Energy Partners, LP	20,854	641,260
Real Estate – 0.5%
Forestar Real Esate Group, Inc. (a)	7,149	161,139
Jones Lang LaSalle, Inc.	300	23,664
Starwood Property Trust, Inc.	11,472	217,394
W.P. Carey & Co. LLC	2,303	70,886
		473,083
Real Estate Investment Trusts (REITS) – 4.9%
Associated Estates Realty Corp.	2,350	32,970
Brandywine Realty Trust	3,810	48,539
CapitalSource, Inc.	29,472	175,948
CBL & Associates Properties, Inc.	8,260	120,596
Chatham Lodging Trust (a)	5,740	113,939
Digital Realty Trust, Inc.	10,278	603,319
Equity Lifestyle Properties, Inc.	1,410	78,269
Extra Space Storage, Inc.	3,710	55,724
First Industrial Realty Trust, Inc. (a)	6,170	49,237
Hatteras Financial Corp.	14,095	375,914
Hospitality Properties Trust	4,030	106,755
Invesco Mortgage Capital, Inc.	1,210	24,987
iStar Financial, Inc. (a)	31,600	212,036
LaSalle Hotel Properties	15,710	413,958
LTC Properties, Inc.	7,015	195,718
Mack-Cali Realty Corp.	883	30,340
Mid-America Apartment Communities, Inc.	13,435	742,552

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monmouth Real Estate Investment Corp. Class A	3,180	$24,677
National Health Investors, Inc.	2,558	103,906
Parkway Properties, Inc.	2,010	39,597
Pennsylvania Real Estate Investment Trust	5,250	82,897
PS Business Parks, Inc.	1,200	72,000
Tanger Factory Outlet Centers, Inc.	12,541	521,706
Taubman Centers, Inc.	2,080	90,210
Walter Investment Management Corp.	7,790	141,233
		4,457,027
Retail – 8.6%
Aeropostale, Inc. (a)	6,325	183,678
AFC Enterprises (a)	3,296	35,959
Big 5 Sporting Goods Corp.	1,036	17,560
Big Lots, Inc. (a)	4,887	186,683
Bob Evans Farms, Inc.	690	21,342
Books-A-Million, Inc.	2,280	16,872
Brinker International, Inc.	3,290	60,931
The Buckle, Inc.	600	21,708
Cabela's, Inc. (a)	9,078	164,856
Carrols Restaurant Group, Inc. (a)	2,980	22,320
Cash America International, Inc.	5,578	206,721
The Cato Corp. Class A	8,459	200,901
CEC Entertainment, Inc. (a)	4,912	191,814
The Cheesecake Factory, Inc. (a)	2,429	65,996
The Children's Place Retail Store, Inc. (a)	13,872	635,615
Chipotle Mexican Grill, Inc. (a)	1,890	254,980
Dillard's, Inc. Class A	1,590	44,647
Dress Barn, Inc. (a)	4,832	133,750
DSW, Inc. Class A (a)	2,400	72,480
EZCORP, Inc. (a)	9,510	196,952
The Finish Line, Inc. Class A	8,795	141,687
First Cash Financial Services, Inc. (a)	6,607	145,750
Group 1 Automotive, Inc. (a)	2,410	74,831
The Gymboree Corp. (a)	3,594	176,573
HSN, Inc. (a)	2,604	78,459
Inergy LP	10,220	388,462
Insight Enterprises, Inc. (a)	8,724	131,122
Jack in the Box, Inc. (a)	25,812	607,098
Jo-Ann Stores, Inc. (a)	3,580	157,950
Jos. A. Bank Clothiers, Inc. (a)	1,602	97,498
Kirkland's, Inc. (a)	9,183	204,505
P.F. Chang's China Bistro, Inc. (a)	2,615	114,119
Papa John's International, Inc. (a)	5,843	160,098
PC Mall, Inc. (a)	570	2,958
Phillips-Van Heusen Corp.	12,410	781,954
RadioShack Corp.	5,557	119,753
Ruby Tuesday, Inc. (a)	2,000	22,380
School Specialty, Inc. (a)	8,465	198,589
Select Comfort Corp. (a)	900	10,188
Signet Jewelers Ltd. (a)	2,529	80,979
Sport Supply Group, Inc.	2,300	30,843
Stage Stores, Inc.	10,507	160,232
Tractor Supply Co.	15,063	1,011,782
Tuesday Morning Corp. (a)	14,330	80,965
World Fuel Services Corp.	2,384	67,777
		7,782,317
Savings & Loans – 0.4%
BofI Holding, Inc. (a)	1,400	24,682
First Defiance Financial Corp.	2,738	36,963
First Niagara Financial Group, Inc.	17,780	247,142
United Financial Bancorp, Inc.	3,528	49,321
		358,108
Semiconductors – 3.0%
Amkor Technology, Inc. (a)	3,270	24,656
Cabot Microelectronics Corp. (a)	1,190	45,649
Fairchild Semiconductor International, Inc. (a)	6,060	67,993
Himax Technologies, Inc. Sponsored ADR (Cayman Islands)	19,338	60,528
Integrated Silicon Solution, Inc. (a)	5,860	72,254
Lattice Semiconductor Corp. (a)	12,380	65,243
Micrel, Inc.	7,382	86,148
Netlogic Microsystems, Inc. (a)	17,368	541,361
QLogic Corp. (a)	7,647	148,122
Semtech Corp. (a)	27,047	490,903
Sigma Designs, Inc. (a)	5,369	63,676
Silicon Motion Technology Corp. Sponsored ADR (Cayman Islands) (a)	3,582	19,486
Skyworks Solutions, Inc. (a)	29,437	495,719
Tessera Technologies, Inc. (a)	3,661	74,245
Varian Semiconductor Equipment Associates, Inc. (a)	14,562	479,672
		2,735,655
Software – 4.3%
Actuate Corp. (a)	12,059	68,254
Acxiom Corp. (a)	8,740	166,759
American Reprographics Co. (a)	9,399	93,896
Blackboard, Inc. (a)	12,777	543,661
Broadridge Financial Solutions, Inc.	8,393	199,837
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	650	21,320
Compuware Corp. (a)	16,762	144,153
Concur Technologies, Inc. (a)	6,460	270,739
CSG Systems International, Inc. (a)	7,542	171,354
Double-Take Software, Inc. (a)	3,042	32,701
Fair Isaac Corp.	8,311	175,030
Ituran Location and Control Ltd.	1,660	24,734
JDA Software Group, Inc. (a)	1,257	36,327
MedAssets, Inc. (a)	12,758	291,265
MicroStrategy, Inc. Class A (a)	2,063	158,026

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monotype Imaging Holdings, Inc. (a)	2,800	$29,232
MSCI, Inc. Class A (a)	21,518	745,599
Patni Computer Systems Ltd. Sponsored ADR (India)	5,221	123,947
Pervasive Software, Inc. (a)	4,060	20,219
Quest Software, Inc. (a)	7,927	138,960
Satyam Computer Services Ltd. ADR (India) (a)	17,450	92,834
SkillSoft PLC Sponsored ADR (Ireland) (a)	4,360	48,745
Sybase, Inc. (a)	2,412	104,633
SYNNEX Corp. (a)	4,788	131,287
VeriFone Holdings, Inc. (a)	2,300	43,769
		3,877,281
Telecommunications – 3.6%
Anixter International, Inc. (a)	2,010	105,324
Arris Group, Inc. (a)	51,606	634,238
Atheros Communications, Inc. (a)	13,157	511,018
Black Box Corp.	3,012	93,944
Cincinnati Bell, Inc. (a)	46,995	158,373
Comtech Telecommunications (a)	16,432	513,336
HickoryTech Corp.	2,690	22,784
InterDigital, Inc. (a)	2,800	77,476
NeuStar, Inc. Class A (a)	24,520	600,004
Nortel Inversora SA Series B Sponsored ADR (Argentina) (a)	1,450	31,103
NTELOS Holdings Corp.	3,390	66,546
Oplink Communications, Inc. (a)	1,863	28,150
Plantronics, Inc.	4,730	157,036
RF Micro Devices, Inc. (a)	4,100	23,042
Sierra Wireless, Inc. (a)	8,778	70,575
USA Mobility, Inc. (a)	8,535	118,978
		3,211,927
Textiles – 0.2%
G&K Services, Inc. Class A	2,790	76,697
UniFirst Corp.	1,820	88,943
		165,640
Toys, Games & Hobbies – 0.0%
JAKKS Pacific, Inc. (a)	1,500	22,935
Transportation – 2.5%
Atlas Air Worldwide Holdings, Inc. (a)	1,650	91,196
Diana Shipping, Inc. (a)	5,304	81,257
Excel Maritime Carriers Ltd. (a)	4,560	32,467
Genesee & Wyoming, Inc. Class A (a)	6,230	243,593
Gulfmark Offshore, Inc. (a)	3,193	110,063
Hub Group, Inc. Class A (a)	19,463	623,011
Old Dominion Freight Line, Inc. (a)	22,606	811,103
Paragon Shipping, Inc. Class A	4,890	23,325
Safe Bulkers, Inc.	11,146	88,722
Ship Finance International Ltd.	1,620	32,076
Teekay Tankers Ltd. Class A	7,098	90,429
		2,227,242
Trucking & Leasing – 0.2%
Aircastle Ltd.	2,618	31,442
TAL International Group, Inc.	4,550	118,255
		149,697
Water – 0.4%
Aqua America, Inc.	18,969	347,702
TOTAL COMMON STOCK (Cost $71,250,861)		89,639,561
TOTAL EQUITIES (Cost $71,250,861)		89,639,561
RIGHTS – 0.0%
Pharmaceuticals – 0.0%
Indevus Pharmaceuticals, Inc., Strike 3.00 (a) (b)	300	3
TOTAL RIGHTS (Cost $0)		3
TOTAL LONG-TERM INVESTMENTS (Cost $71,250,861)		89,639,564
	Principal Amount
SHORT-TERM INVESTMENTS – 1.4%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/10, 0.010%, due 5/03/10 (c)	$1,249,297	1,249,297
TOTAL SHORT-TERM INVESTMENTS (Cost $1,249,297)		1,249,297
TOTAL INVESTMENTS – 100.5% (Cost $72,500,158) (d)		90,888,861
Other Assets/ (Liabilities) – (0.5)%		(442,791)
NET ASSETS – 100.0%		$90,446,070

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,249,298. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $1,276,296.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.6%
COMMON STOCK – 98.6%
Advertising – 0.2%
Harte-Hanks, Inc.	14,352	$206,669
inVentiv Health, Inc. (a)	14,879	342,663
		549,332
Aerospace & Defense – 1.5%
Babcock & Brown Air Ltd. Sponsored ADR (Bermuda)	800	9,888
BE Aerospace, Inc. (a)	82,020	2,436,814
Cubic Corp.	4,840	180,581
GenCorp, Inc. (a)	9,800	60,956
Triumph Group, Inc.	7,650	593,334
		3,281,573
Agriculture – 0.2%
Alliance One International, Inc. (a)	22,000	111,980
The Andersons, Inc.	1,500	54,210
Universal Corp.	6,362	329,424
		495,614
Airlines – 0.4%
Allegiant Travel Co. (a)	5,540	284,922
Hawaiian Holdings, Inc. (a)	35,401	251,347
Pinnacle Airlines Corp. (a)	7,660	55,995
SkyWest, Inc.	16,230	243,125
		835,389
Apparel – 0.6%
Carter's, Inc. (a)	11,999	386,608
Deckers Outdoor Corp. (a)	2,190	307,870
Perry Ellis International, Inc. (a)	8,080	194,970
Steven Madden Ltd. (a)	1,744	101,082
The Timberland Co. Class A (a)	19,259	414,069
		1,404,599
Auto Manufacturers – 0.2%
Force Protection, Inc. (a)	23,886	127,790
Oshkosh Corp. (a)	7,110	274,588
		402,378
Automotive & Parts – 0.6%
ATC Technology Corp. (a)	14,012	286,405
Cooper Tire & Rubber Co.	11,220	238,089
Dana Holding Corp. (a)	63,300	845,688
Standard Motor Products, Inc.	7,570	80,696
		1,450,878
Banks – 3.2%
Alliance Financial Corp.	2,140	64,136
Banco Latinoamericano de Comercio Exterior SA	16,780	237,605
Banco Macro SA Class B Sponsored ADR (Argentina)	8,140	227,920
Bancolombia SA Sponsored ADR (Colombia)	5,860	273,896
BBVA Banco Frances SA Sponsored ADR (Argentina)	8,260	57,324
Cass Information Systems, Inc.	590	18,762
Century Bancorp, Inc. Class A	2,410	46,634
City Holding Co.	1,000	35,040
First Midwest Bancorp, Inc.	51,230	778,696
FirstMerit Corp.	30,020	705,470
Hancock Holding Co.	26,360	1,077,597
IBERIABANK Corp.	21,790	1,343,136
International Bancshares Corp.	12,860	310,826
National Bankshares, Inc.	1,860	50,387
Northrim BanCorp, Inc.	3,410	58,857
Northwest Bancshares, Inc.	48,105	600,831
Santander BanCorp (a)	6,670	79,773
Synovus Financial Corp.	193,400	582,134
Westamerica Bancorporation	10,980	645,295
		7,194,319
Beverages – 0.1%
Cott Corp. (a)	24,340	203,726
Biotechnology – 1.5%
Acorda Therapeutics, Inc. (a)	16,060	622,325
Cambrex Corp. (a)	20,190	88,634
Harvard Bioscience, Inc. (a)	14,610	61,070
Integra LifeSciences Holdings (a)	23,260	1,056,702
InterMune, Inc. (a)	14,100	600,096
Martek Biosciences Corp. (a)	17,718	390,327
PDL BioPharma, Inc.	46,038	267,941
Sinovac Biotech Ltd. (a)	28,500	165,015
		3,252,110
Building Materials – 1.1%
AAON, Inc.	7,333	177,019
Apogee Enterprises, Inc.	13,783	189,378
Comfort Systems USA, Inc.	25,935	365,165
Eagle Materials, Inc.	43,620	1,390,169
Gibraltar Industries, Inc. (a)	7,640	114,753
Interline Brands, Inc. (a)	3,850	80,119
Universal Forest Products, Inc.	2,570	108,068
		2,424,671
Chemicals – 1.9%
A. Schulman, Inc.	13,737	357,299
Ashland, Inc.	6,828	406,676
Cabot Corp.	2,410	78,421
Cytec Industries, Inc.	20,624	991,189
Hawkins, Inc.	6,740	180,767
Innophos Holdings, Inc.	18,493	526,866
Innospec, Inc. (a)	3,770	50,179
KMG Chemicals, Inc.	4,310	79,476
Minerals Technologies, Inc.	6,345	366,106
NewMarket Corp.	2,400	264,000
OM Group, Inc. (a)	3,000	113,250
Omnova Solutions, Inc. (a)	16,440	125,766
PolyOne Corp. (a)	25,250	285,577
Stepan Co.	2,090	158,318
W.R. Grace & Co. (a)	9,350	270,122
		4,254,012
Coal – 0.1%
Cloud Peak Energy, Inc. (a)	8,940	143,040

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services – 6.1%
Advance America Cash Advance Centers, Inc.	40,250	$230,230
AMN Healthcare Services, Inc. (a)	17,166	156,897
Avis Budget Group, Inc. (a)	36,220	547,646
Bridgepoint Education, Inc. (a)	2,100	53,991
Capella Education Co. (a)	17,470	1,583,131
Career Education Corp. (a)	6,240	182,645
Chemed Corp.	3,100	170,531
Consolidated Graphics, Inc. (a)	4,840	202,844
Convergys Corp. (a)	20,393	257,768
Corinthian Colleges, Inc. (a)	14,250	222,585
Corvel Corp. (a)	1,320	43,956
Deluxe Corp.	23,334	489,314
Dollar Thrifty Automotive Group, Inc. (a)	13,330	586,387
Donnelley (R.R.) & Sons Co.	20,310	436,462
Education Management Corp. (a)	40,000	873,200
Emergency Medical Services Corp. Class A (a)	6,390	337,903
Forrester Research, Inc. (a)	4,220	135,504
Gartner, Inc. (a)	8,951	215,540
Global Cash Access Holdings, Inc. (a)	30,676	266,268
Healthspring, Inc. (a)	16,621	292,530
Hillenbrand, Inc.	4,330	106,431
HMS Holdings Corp. (a)	19,550	1,045,925
Kendle International, Inc. (a)	15,130	250,401
Korn/Ferry International (a)	15,250	247,203
Lincoln Educational Services Corp. (a)	5,330	133,037
MAXIMUS, Inc.	3,400	210,494
Net 1 UEPS Technologies, Inc. (a)	23,320	382,448
PHH Corp. (a)	9,100	206,479
Pre-Paid Legal Services, Inc. (a)	4,110	182,772
Rent-A-Center, Inc. (a)	20,540	530,343
Resources Connection, Inc. (a)	32,477	569,647
Steiner Leisure Ltd. (a)	4,679	219,305
TeleTech Holdings, Inc. (a)	24,617	407,411
TNS, Inc. (a)	6,740	174,903
Towers Watson & Co. Class A	4,787	229,776
TrueBlue, Inc. (a)	21,080	332,853
VistaPrint NV (a)	21,093	1,087,977
		13,602,737
Computers – 2.2%
CACI International, Inc. Class A (a)	25,240	1,197,133
Diebold, Inc.	3,410	106,903
DST Systems, Inc.	8,033	341,001
iGate Corp.	8,480	104,982
Jack Henry & Associates, Inc.	6,887	175,756
Manhattan Associates, Inc. (a)	14,492	415,341
MICROS Systems, Inc. (a)	3,690	137,120
Ness Technologies, Inc. (a)	19,280	124,742
NetScout Systems, Inc. (a)	2,940	42,689
Quantum Corp. (a)	16,800	48,720
Rimage Corp. (a)	3,180	55,809
Smart Modular Technologies (WWH), Inc. (a)	7,900	55,458
SYKES Enterprises, Inc. (a)	7,769	176,589
Synaptics, Inc. (a)	43,840	1,342,381
Syntel, Inc.	4,008	144,769
Telvent GIT SA (a)	1,900	54,910
Unisys Corp. (a)	8,190	229,484
Virtusa Corp. (a)	19,630	201,993
		4,955,780
Distribution & Wholesale – 1.5%
Brightpoint, Inc. (a)	13,300	107,597
Fossil, Inc. (a)	33,811	1,315,248
Pool Corp.	48,340	1,185,780
Tech Data Corp. (a)	10,610	455,169
United Stationers, Inc. (a)	1,800	110,196
WESCO International, Inc. (a)	4,560	185,227
		3,359,217
Diversified Financial – 2.4%
Altisource Portfolio Solutions SA (a)	9,070	219,131
BGC Partners, Inc. Class A	20,790	135,551
Calamos Asset Management, Inc. Class A	3,700	46,065
Credit Acceptance Corp. (a)	1,300	58,630
Encore Capital Group, Inc. (a)	6,920	159,229
Federal Agricultural Mortgage Corp. Class C	4,100	92,332
Investment Technology Group, Inc. (a)	4,830	83,897
Knight Capital Group, Inc. Class A (a)	70,595	1,097,752
LaBranche & Co., Inc. (a)	9,200	45,448
MF Global Holdings Ltd. (a)	76,683	707,017
Nelnet, Inc. Class A	17,775	354,789
optionsXpress Holdings, Inc. (a)	50,950	904,363
Portfolio Recovery Associates, Inc. (a)	2,497	165,976
Rodman & Renshaw Capital Group, Inc. (a)	28,210	121,867
Stifel Financial Corp. (a)	14,740	845,044
Student Loan Corp.	2,210	62,411
World Acceptance Corp. (a)	8,225	290,178
		5,389,680
Electric – 1.4%
Avista Corp.	10,068	217,771
Calpine Corp. (a)	2,000	27,260
Cia Paranaense de Energia Sponsored ADR (Brazil)	22,770	470,884
El Paso Electric Co. (a)	11,610	246,713
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	7,358	56,804
Integrys Energy Group, Inc.	3,310	164,209
Mirant Corp. (a)	22,240	259,318

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NorthWestern Corp.	28,790	$870,034
Unisource Energy Corp.	1,320	43,982
Westar Energy, Inc.	33,880	802,617
		3,159,592
Electrical Components & Equipment – 1.2%
China Sunergy Co. Ltd. (a)	31,790	152,592
EnerSys (a)	16,866	436,492
Generac Holdings, Inc. (a)	42,410	639,967
Greatbatch, Inc. (a)	26,900	600,946
Harbin Electric, Inc. (a)	7,400	162,134
Hubbell, Inc. Class B	7,370	342,484
Powell Industries, Inc. (a)	10,318	346,478
		2,681,093
Electronics – 1.5%
AVX Corp.	12,500	193,125
Bell Microproducts, Inc. (a)	2,000	14,000
Benchmark Electronics, Inc. (a)	19,480	421,547
Celestica, Inc. (a)	13,850	135,730
Checkpoint Systems, Inc. (a)	4,700	106,173
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands) (a)	8,950	60,054
Cogent, Inc. (a)	11,540	119,439
Imax Corp. (a)	34,780	657,342
Jinpan International Ltd.	9,480	165,710
Multi-Fineline Electronix, Inc. (a)	13,240	343,181
Sanmina-SCI Corp. (a)	3,140	55,986
Spectrum Control, Inc. (a)	6,720	93,408
Thomas & Betts Corp. (a)	10,354	434,247
TTM Technologies, Inc. (a)	23,660	256,948
Vishay Intertechnology, Inc. (a)	15,660	163,021
Watts Water Technologies, Inc. Class A	5,030	178,464
		3,398,375
Energy — Alternate Sources – 0.1%
China Integrated Energy, Inc. (a)	7,340	86,392
GT Solar International, Inc. (a)	34,950	203,758
		290,150
Engineering & Construction – 1.3%
Chicago Bridge & Iron Co. NV (a)	9,400	220,336
Dycom Industries, Inc. (a)	29,620	314,564
Emcor Group, Inc. (a)	13,906	397,155
Layne Christensen Co. (a)	1,720	47,094
Michael Baker Corp. (a)	5,845	206,562
Sterling Construction Co., Inc. (a)	6,270	109,725
Tutor Perini Corp. (a)	63,095	1,531,316
		2,826,752
Entertainment – 1.3%
Bally Technologies, Inc. (a)	57,910	2,670,809
International Speedway Corp. Class A	2,030	62,037
National CineMedia, Inc.	5,150	98,056
Speedway Motorsports, Inc.	8,430	136,987
		2,967,889
Environmental Controls – 0.6%
Darling International, Inc. (a)	26,060	247,309
Waste Connections, Inc. (a)	32,850	1,175,702
		1,423,011
Foods – 1.8%
American Italian Pasta Co. Class A (a)	6,500	254,995
Cal-Maine Foods, Inc.	5,070	169,237
Del Monte Foods Co.	7,600	113,544
Flowers Foods, Inc.	58,730	1,548,123
Fresh Del Monte Produce, Inc. (a)	4,710	98,298
J&J Snack Foods Corp.	420	19,568
Lancaster Colony Corp.	3,970	218,231
M&F Worldwide Corp. (a)	3,402	104,305
Nash Finch Co.	2,570	90,001
Overhill Farms, Inc. (a)	8,770	53,146
Sanderson Farms, Inc.	3,300	187,011
TreeHouse Foods, Inc. (a)	26,450	1,118,570
		3,975,029
Forest Products & Paper – 0.7%
Boise, Inc. (a)	22,090	152,200
Buckeye Technologies, Inc. (a)	21,480	303,298
Clearwater Paper Corp. (a)	3,620	230,522
Domtar Corp. (a)	1,810	128,220
KapStone Paper and Packaging Corp. (a)	13,720	176,988
P.H. Glatfelter Co.	9,700	142,493
Rock-Tenn Co. Class A	6,616	341,385
		1,475,106
Gas – 0.9%
AGL Resources, Inc.	6,150	242,987
Atmos Energy Corp.	11,240	332,479
Chesapeake Utilities Corp.	1,110	33,433
The Laclede Group, Inc.	4,530	154,383
Nicor, Inc.	5,230	227,557
PAA Natural Gas Storage LP (a)	27,600	641,700
Southwest Gas Corp.	12,140	377,554
WGL Holdings, Inc.	1,500	53,610
		2,063,703
Hand & Machine Tools – 0.6%
Franklin Electric Co., Inc.	1,600	55,984
Lincoln Electric Holdings, Inc.	3,153	188,991
Regal-Beloit Corp.	15,960	1,009,789
		1,254,764
Health Care — Products – 3.2%
American Medical Systems Holdings, Inc. (a)	10,670	191,206
Atrion Corp.	970	137,527
Bruker Corp. (a)	19,450	297,391
Dexcom, Inc. (a)	27,590	302,111
Hanger Orthopedic Group, Inc. (a)	1,500	27,960
Hill-Rom Holdings, Inc.	5,503	174,500
Invacare Corp.	13,828	365,474
Kensey Nash Corp. (a)	7,465	169,082
Kinetic Concepts, Inc. (a)	9,296	402,517
Masimo Corp.	15,710	367,771

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Merit Medical Systems, Inc. (a)	25,380	$410,395
Natus Medical, Inc. (a)	28,226	480,971
NuVasive, Inc. (a)	15,140	629,824
Orthofix International NV (a)	18,970	648,584
PSS World Medical, Inc. (a)	400	9,372
Quidel Corp. (a)	11,740	173,048
Steris Corp.	9,700	322,816
Symmetry Medical, Inc. (a)	14,590	168,660
Thoratec Corp. (a)	19,320	861,479
Utah Medical Products, Inc.	1,920	53,587
Volcano Corp. (a)	34,670	832,773
Young Innovations, Inc.	2,090	52,605
		7,079,653
Health Care — Services – 4.7%
Allied Healthcare International, Inc. (a)	18,730	52,631
Amedisys, Inc. (a)	7,520	433,002
America Service Group, Inc.	8,160	138,394
American Dental Partners, Inc. (a)	3,870	49,846
AMERIGROUP Corp. (a)	4,200	152,208
AmSurg Corp. (a)	19,396	401,885
Centene Corp. (a)	17,965	411,399
Community Health Systems, Inc. (a)	5,187	211,941
Continucare Corp. (a)	17,920	60,032
The Ensign Group, Inc.	3,390	58,850
Genoptix, Inc. (a)	29,790	1,152,575
Gentiva Health Services, Inc. (a)	11,828	339,227
Health Management Associates, Inc. Class A (a)	184,960	1,723,827
HEALTHSOUTH Corp. (a)	9,590	196,211
Healthways, Inc. (a)	8,515	138,709
ICON PLC Sponsored ADR (Ireland) (a)	9,420	274,781
Kindred Healthcare, Inc. (a)	5,750	102,580
LHC Group, Inc. (a)	12,646	431,229
LifePoint Hospitals, Inc. (a)	5,428	207,241
Lincare Holdings, Inc. (a)	11,453	534,741
Magellan Health Services, Inc. (a)	9,733	410,830
MDS, Inc. (a)	13,860	124,601
Mednax, Inc. (a)	17,612	967,603
Metropolitan Health Networks, Inc. (a)	25,520	78,857
Molina Healthcare, Inc. (a)	15,062	439,359
Nighthawk Radiology Holdings, Inc. (a)	19,270	71,299
NovaMed, Inc. (a)	12,530	41,098
Odyssey Healthcare, Inc. (a)	22,810	475,132
Res-Care, Inc. (a)	9,550	111,162
Sun Healthcare Group, Inc. (a)	27,310	244,151
Triple-S Management Corp. Class B (a)	11,758	213,996
U.S. Physical Therapy, Inc. (a)	7,590	133,129
Universal Health Services, Inc. Class B	2,700	100,224
Virtual Radiologic Corp. (a)	4,100	51,250
		10,534,000
Holding Company — Diversified – 0.0%
Primoris Services Corp.	7,280	57,512
Home Furnishing – 0.1%
La-Z-Boy, Inc. (a)	12,040	157,002
Household Products – 0.7%
American Greetings Corp. Class A	7,290	179,042
Blyth, Inc.	6,777	390,626
Central Garden & Pet Co. Class A (a)	28,188	291,182
CSS Industries, Inc.	2,680	53,654
Ennis, Inc.	6,968	128,838
Helen of Troy Ltd. (a)	4,650	125,597
Kid Brands, Inc. (a)	9,472	94,436
Prestige Brands Holdings, Inc. (a)	22,030	214,572
		1,477,947
Housewares – 0.4%
National Presto Industries, Inc.	3,391	379,690
The Toro Co.	8,273	471,065
		850,755
Insurance – 5.2%
Allied World Assurance Co. Holdings Ltd.	6,361	277,149
American Equity Investment Life Holding Co.	18,870	198,512
American Physicians Capital, Inc.	7,242	242,173
American Physicians Service Group, Inc.	1,980	46,292
American Safety Insurance Holdings Ltd. (a)	3,600	58,248
AMERISAFE, Inc. (a)	11,513	196,872
Amtrust Financial Services, Inc.	20,882	284,622
Argo Group International Holdings Ltd.	8,110	267,549
Aspen Insurance Holdings Ltd.	13,160	355,057
CNA Surety Corp. (a)	11,800	197,886
Conseco, Inc. (a)	58,330	344,147
EMC Insurance Group, Inc.	2,490	60,407
Employers Holdings, Inc.	12,960	213,581
Endurance Specialty Holdings Ltd.	10,664	392,968
Enstar Group Ltd. (a)	3,110	205,633
FBL Financial Group, Inc. Class A	8,500	219,640
First Mercury Financial Corp.	11,637	152,561
Flagstone Reinsurance Holdings Ltd.	19,000	211,850
FPIC Insurance Group, Inc. (a)	6,455	175,705
Greenlight Capital Re, Ltd. Class A (a)	11,640	298,217
The Hanover Insurance Group, Inc.	28,760	1,295,638
Harleysville Group, Inc.	4,571	146,363
Horace Mann Educators Corp.	11,200	192,752
Infinity Property & Casualty Corp.	7,494	345,698
Life Partners Holdings, Inc.	13,484	311,480
Max Capital Group Ltd.	8,760	195,348
MBIA, Inc. (a)	11,000	105,380

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Meadowbrook Insurance Group, Inc.	6,900	$54,510
Mercer Insurance Group, Inc.	3,010	55,234
Mercury General Corp.	4,900	220,451
MGIC Investment Corp. (a)	90,800	947,044
Montpelier Re Holdings Ltd.	18,700	310,420
National Interstate Corp.	2,630	54,941
National Western Life Insurance Co. Class A	590	112,773
OneBeacon Insurance Group Ltd. Class A	11,630	188,639
Platinum Underwriters Holdings Ltd.	10,610	394,798
PMA Capital Corp. Class A (a)	13,440	92,333
ProAssurance Corp. (a)	7,831	477,299
RLI Corp.	900	52,200
Safety Insurance Group, Inc.	9,198	342,993
Selective Insurance Group, Inc.	500	8,355
StanCorp Financial Group, Inc.	8,334	374,697
Symetra Financial Corp. (a)	4,100	55,350
The Navigators Group, Inc. (a)	2,700	108,351
Unitrin, Inc.	14,860	434,655
Universal American Corp. (a)	3,400	52,190
Validus Holdings Ltd.	14,208	363,299
		11,692,260
Internet – 3.9%
Blue Coat Systems, Inc. (a)	95,110	3,093,928
EarthLink, Inc.	41,657	375,746
eResearch Technology, Inc. (a)	24,892	183,454
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	17,460	131,998
j2 Global Communications, Inc. (a)	56,355	1,357,028
Perfect World Co. Ltd. Sponsored ADR (Cayman Islands) (a)	6,880	230,274
Perficient, Inc. (a)	6,340	79,060
S1 Corp. (a)	29,420	181,521
Saba Software, Inc. (a)	13,580	69,258
Sohu.com, Inc. (a)	2,800	134,820
SonicWALL, Inc. (a)	17,135	173,578
TIBCO Software, Inc. (a)	169,650	1,934,010
United Online, Inc.	31,233	248,927
ValueClick, Inc. (a)	32,660	335,745
Web.com Group, Inc. (a)	4,330	20,914
Websense, Inc. (a)	9,950	226,561
		8,776,822
Investment Companies – 1.8%
American Capital Ltd. (a)	37,750	231,785
Apollo Investment Corp.	21,730	264,237
Ares Capital Corp.	105,553	1,674,070
BlackRock Kelso Capital Corp.	24,090	255,595
Fifth Street Finance Corp.	45,540	580,635
Gladstone Capital Corp.	16,480	221,162
Gladstone Investment Corp.	11,260	73,303
Hercules Technology Growth Capital, Inc.	24,180	262,111
MCG Capital Corp. (a)	26,230	173,905
PennantPark Investment Corp.	16,760	183,354
TICC Capital Corp.	12,880	91,706
Triangle Capital Corp.	4,450	67,017
		4,078,880
Iron & Steel – 0.0%
Mesabi Trust	3,678	72,824
Leisure Time – 0.1%
Ambassadors Group, Inc.	7,630	92,628
Polaris Industries, Inc.	3,710	219,521
		312,149
Lodging – 0.8%
Ameristar Casinos, Inc.	89,720	1,689,428
Machinery — Diversified – 1.4%
Altra Holdings, Inc. (a)	7,909	119,900
Applied Industrial Technologies, Inc.	2,000	61,560
Chart Industries, Inc. (a)	14,464	332,527
DXP Enterprises, Inc. (a)	4,157	68,965
Gardner Denver, Inc.	27,516	1,383,780
Lindsay Corp.	1,400	53,242
NACCO Industries, Inc. Class A	548	47,643
Wabtec Corp.	23,860	1,135,259
		3,202,876
Manufacturing – 2.1%
A.O. Smith Corp.	5,080	262,281
American Railcar Industries, Inc.	5,020	82,077
Ameron International Corp.	3,710	257,437
AZZ, Inc.	7,902	320,979
Carlisle Cos., Inc.	11,170	421,444
Ceradyne, Inc. (a)	15,340	340,548
China Yuchai International Ltd.	2,600	54,860
Colfax Corp. (a)	26,810	349,871
EnPro Industries, Inc. (a)	24,916	786,847
FreightCar America, Inc.	17,515	501,279
GP Strategies Corp. (a)	7,210	58,185
Harsco Corp.	3,830	118,577
Koppers Holdings, Inc.	1,100	30,987
LSB Industries, Inc. (a)	11,015	195,626
Myers Industries, Inc.	13,795	149,814
Smith & Wesson Holding Corp. (a)	9,500	42,275
Sturm, Ruger & Co., Inc.	30,280	505,373
Tredegar Corp.	17,620	300,597
		4,779,057
Media – 1.3%
Courier Corp.	810	13,924
Dolan Media Co. (a)	4,700	55,883
Entercom Communications Corp. Class A (a)	6,330	92,165
FactSet Research Systems, Inc.	21,430	1,611,965
Gannett Co., Inc.	9,470	161,179
John Wiley & Sons, Inc. Class A	5,740	242,630
Journal Communications, Inc. Class A (a)	12,370	70,138
Lee Enterprises, Inc. (a)	32,220	121,792
Mediacom Communications Corp. (a)	9,370	62,029
Scholastic Corp.	9,650	260,646

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sinclair Broadcast Group, Inc. Class A (a)	33,972	$234,067
		2,926,418
Metal Fabricate & Hardware – 0.2%
The Timken Co.	8,590	302,196
Worthington Industries, Inc.	7,090	113,228
		415,424
Mining – 0.8%
Century Aluminum Co. (a)	33,650	453,602
Compass Minerals International, Inc.	18,530	1,395,494
Redcorp Ventures Ltd. (a) (b)	338,800	1,675
		1,850,771
Oil & Gas – 1.6%
Bill Barrett Corp. (a)	3,700	126,096
China North East Petroleum Holdings Ltd. (a)	18,020	159,116
Contango Oil & Gas Co. (a)	2,000	109,800
CVR Energy, Inc. (a)	26,136	221,895
Dominion Resources Black Warrior Trust	3,730	50,765
Gran Tierra Energy, Inc. (a)	8,900	53,934
Gulfport Energy Corp. (a)	13,390	167,375
Holly Corp.	82,035	2,214,945
Pengrowth Energy Trust	9,230	106,330
PrimeEnergy Corp. (a)	1,408	31,652
Provident Energy Trust	9,580	78,460
Rowan Companies, Inc. (a)	6,560	195,488
Stone Energy Corp. (a)	3,490	56,887
		3,572,743
Oil & Gas Services – 1.5%
Acergy SA Sponsored ADR (Luxembourg)	27,480	525,143
Bolt Technology Corp. (a)	4,990	55,239
Cal Dive International, Inc. (a)	27,700	181,712
Cie Generale de Geophysique-Veritas Sponsored ADR (France) (a)	10,100	303,606
Complete Production Services, Inc. (a)	15,600	235,404
Dawson Geophysical Co. (a)	4,833	141,559
Matrix Service Co. (a)	11,917	126,678
Oil States International, Inc. (a)	11,240	543,005
SEACOR Holdings, Inc. (a)	2,030	170,865
T-3 Energy Services, Inc. (a)	7,751	230,592
TETRA Technologies, Inc. (a)	13,200	162,228
TGC Industries, Inc. (a)	12,233	50,398
Tidewater, Inc.	6,820	365,620
Willbros Group, Inc. (a)	13,866	174,018
		3,266,067
Packaging & Containers – 0.8%
Bway Holding Co. (a)	9,880	195,426
Packaging Corporation of America	64,390	1,592,365
		1,787,791
Pharmaceuticals – 3.7%
Biovail Corp.	14,720	250,240
Cardiome Pharma Corp. (a)	13,400	112,024
China Sky One Medical, Inc. (a)	3,500	49,595
Cubist Pharmaceuticals, Inc. (a)	15,490	347,286
Endo Pharmaceuticals Holdings, Inc. (a)	8,438	184,792
Herbalife Ltd.	9,640	465,130
Hi-Tech Pharmacal Co., Inc. (a)	4,760	115,811
King Pharmaceuticals, Inc. (a)	21,488	210,582
Medicis Pharmaceutical Corp. Class A	7,030	178,421
Par Pharmaceutical Cos., Inc. (a)	8,520	231,233
Perrigo Co.	12,690	774,471
PharMerica Corp. (a)	14,195	273,963
Questcor Pharmaceuticals, Inc. (a)	51,528	501,883
Salix Pharmaceuticals Ltd. (a)	34,250	1,376,850
Savient Pharmaceuticals, Inc. (a)	69,320	1,005,140
Sirona Dental Systems, Inc. (a)	2,300	95,887
SXC Health Solutions Corp. (a)	20,980	1,462,306
Valeant Pharmaceuticals International (a)	6,750	303,750
Vanda Pharmaceuticals, Inc. (a)	5,700	47,709
VCA Antech, Inc. (a)	4,524	128,753
ViroPharma, Inc. (a)	13,600	172,992
		8,288,818
Pipelines – 0.7%
MarkWest Energy Partners, LP	52,510	1,614,683
Real Estate – 0.5%
Forestar Real Esate Group, Inc. (a)	17,140	386,335
Jones Lang LaSalle, Inc.	700	55,216
Starwood Property Trust, Inc.	28,680	543,486
W.P. Carey & Co. LLC	5,560	171,137
		1,156,174
Real Estate Investment Trusts (REITS) – 5.0%
Associated Estates Realty Corp.	5,710	80,111
Brandywine Realty Trust	8,910	113,513
CapitalSource, Inc.	73,030	435,989
CBL & Associates Properties, Inc.	19,770	288,642
Chatham Lodging Trust (a)	14,500	287,825
Digital Realty Trust, Inc.	25,780	1,513,286
Equity Lifestyle Properties, Inc.	3,580	198,726
Extra Space Storage, Inc.	8,910	133,828
First Industrial Realty Trust, Inc. (a)	15,000	119,700
Hatteras Financial Corp.	35,860	956,386
Hospitality Properties Trust	9,860	261,191
Invesco Mortgage Capital, Inc.	2,860	59,059
iStar Financial, Inc. (a)	79,900	536,129
LaSalle Hotel Properties	44,350	1,168,623
LTC Properties, Inc.	17,560	489,924
Mack-Cali Realty Corp.	2,210	75,936
Mid-America Apartment Communities, Inc.	33,672	1,861,052

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monmouth Real Estate Investment Corp. Class A	7,650	$59,364
National Health Investors, Inc.	6,307	256,190
Parkway Properties, Inc.	4,860	95,742
Pennsylvania Real Estate Investment Trust	12,600	198,954
PS Business Parks, Inc.	2,900	174,000
Tanger Factory Outlet Centers, Inc.	31,395	1,306,032
Taubman Centers, Inc.	5,100	221,187
Walter Investment Management Corp.	18,440	334,317
		11,225,706
Retail – 8.5%
Aeropostale, Inc. (a)	15,475	449,394
AFC Enterprises (a)	7,940	86,625
Big 5 Sporting Goods Corp.	2,517	42,663
Big Lots, Inc. (a)	11,423	436,359
Bob Evans Farms, Inc.	1,800	55,674
Books-A-Million, Inc.	5,450	40,330
Brinker International, Inc.	8,030	148,716
The Buckle, Inc.	1,420	51,376
Cabela's, Inc. (a)	22,066	400,719
Carrols Restaurant Group, Inc. (a)	7,320	54,827
Cash America International, Inc.	13,140	486,968
The Cato Corp. Class A	20,161	478,824
CEC Entertainment, Inc. (a)	11,988	468,131
The Cheesecake Factory, Inc. (a)	5,710	155,141
The Children's Place Retail Store, Inc. (a)	35,150	1,610,573
Chipotle Mexican Grill, Inc. (a)	4,630	624,633
Dillard's, Inc. Class A	3,800	106,704
Dress Barn, Inc. (a)	11,730	324,686
DSW, Inc. Class A (a)	5,950	179,690
EZCORP, Inc. (a)	23,020	476,744
The Finish Line, Inc. Class A	21,140	340,565
First Cash Financial Services, Inc. (a)	16,103	355,232
Group 1 Automotive, Inc. (a)	5,890	182,884
The Gymboree Corp. (a)	8,729	428,856
HSN, Inc. (a)	6,344	191,145
Inergy LP	24,610	935,426
Insight Enterprises, Inc. (a)	21,141	317,749
Jack in the Box, Inc. (a)	63,456	1,492,485
Jo-Ann Stores, Inc. (a)	8,630	380,756
Jos. A. Bank Clothiers, Inc. (a)	3,900	237,354
Kirkland's, Inc. (a)	22,150	493,280
P.F. Chang's China Bistro, Inc. (a)	6,190	270,132
Papa John's International, Inc. (a)	14,197	388,998
PC Mall, Inc. (a)	1,490	7,733
Phillips-Van Heusen Corp.	31,440	1,981,034
RadioShack Corp.	13,500	290,925
Ruby Tuesday, Inc. (a)	4,800	53,712
School Specialty, Inc. (a)	21,360	501,106
Select Comfort Corp. (a)	2,100	23,772
Signet Jewelers Ltd. (a)	6,150	196,923
Sport Supply Group, Inc.	5,490	73,621
Stage Stores, Inc.	25,620	390,705
Tractor Supply Co.	37,819	2,540,302
Tuesday Morning Corp. (a)	34,900	197,185
World Fuel Services Corp.	5,902	167,794
		19,118,451
Savings & Loans – 0.4%
BofI Holding, Inc. (a)	3,500	61,705
First Defiance Financial Corp.	6,820	92,070
First Niagara Financial Group, Inc.	44,570	619,523
United Financial Bancorp, Inc.	8,713	121,808
		895,106
Semiconductors – 3.0%
Amkor Technology, Inc. (a)	7,820	58,963
Cabot Microelectronics Corp. (a)	2,900	111,244
Fairchild Semiconductor International, Inc. (a)	14,700	164,934
Himax Technologies, Inc. Sponsored ADR (Cayman Islands)	46,910	146,828
Integrated Silicon Solution, Inc. (a)	14,300	176,319
Lattice Semiconductor Corp. (a)	29,800	157,046
Micrel, Inc.	17,663	206,127
Netlogic Microsystems, Inc. (a)	43,580	1,358,389
QLogic Corp. (a)	18,560	359,507
Semtech Corp. (a)	68,649	1,245,979
Sigma Designs, Inc. (a)	12,980	153,943
Silicon Motion Technology Corp. Sponsored ADR (Cayman Islands) (a)	8,690	47,274
Skyworks Solutions, Inc. (a)	73,930	1,244,981
Tessera Technologies, Inc. (a)	8,995	182,419
Varian Semiconductor Equipment Associates, Inc. (a)	36,695	1,208,733
		6,822,686
Software – 4.2%
Actuate Corp. (a)	29,130	164,876
Acxiom Corp. (a)	21,040	401,443
American Reprographics Co. (a)	22,824	228,012
Blackboard, Inc. (a)	32,070	1,364,578
Broadridge Financial Solutions, Inc.	19,851	472,652
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	1,620	53,136
Compuware Corp. (a)	40,598	349,143
Concur Technologies, Inc. (a)	16,330	684,390
CSG Systems International, Inc. (a)	18,307	415,935
Double-Take Software, Inc. (a)	7,350	79,013
Fair Isaac Corp.	19,535	411,407
Ituran Location and Control Ltd.	4,090	60,941
JDA Software Group, Inc. (a)	2,933	84,764
MedAssets, Inc. (a)	32,750	747,683
MicroStrategy, Inc. Class A (a)	4,954	379,476

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monotype Imaging Holdings, Inc. (a)	6,740	$70,366
MSCI, Inc. Class A (a)	52,040	1,803,186
Patni Computer Systems Ltd. Sponsored ADR (India)	12,250	290,815
Pervasive Software, Inc. (a)	9,840	49,003
Quest Software, Inc. (a)	19,140	335,524
Satyam Computer Services Ltd. ADR (India) (a)	41,850	222,642
SkillSoft PLC Sponsored ADR (Ireland) (a)	10,500	117,390
Sybase, Inc. (a)	5,740	249,001
SYNNEX Corp. (a)	11,483	314,864
VeriFone Holdings, Inc. (a)	5,400	102,762
		9,453,002
Telecommunications – 3.5%
Anixter International, Inc. (a)	4,740	248,376
Arris Group, Inc. (a)	126,690	1,557,020
Atheros Communications, Inc. (a)	33,100	1,285,604
Black Box Corp.	7,290	227,375
Cincinnati Bell, Inc. (a)	114,011	384,217
Comtech Telecommunications (a)	40,410	1,262,408
HickoryTech Corp.	6,340	53,700
InterDigital, Inc. (a)	6,810	188,433
NeuStar, Inc. Class A (a)	61,302	1,500,060
Nortel Inversora SA Series B Sponsored ADR (Argentina) (a)	3,630	77,864
NTELOS Holdings Corp.	8,300	162,929
Oplink Communications, Inc. (a)	4,536	68,539
Plantronics, Inc.	11,500	381,800
RF Micro Devices, Inc. (a)	10,000	56,200
Sierra Wireless, Inc. (a)	21,040	169,162
USA Mobility, Inc. (a)	20,594	287,080
		7,910,767
Textiles – 0.2%
G&K Services, Inc. Class A	6,760	185,832
UniFirst Corp.	4,320	211,119
		396,951
Toys, Games & Hobbies – 0.0%
JAKKS Pacific, Inc. (a)	3,600	55,044
Transportation – 2.5%
Atlas Air Worldwide Holdings, Inc. (a)	3,970	219,422
Diana Shipping, Inc. (a)	12,950	198,394
Excel Maritime Carriers Ltd. (a)	10,900	77,608
Genesee & Wyoming, Inc. Class A (a)	15,570	608,787
Gulfmark Offshore, Inc. (a)	7,513	258,973
Hub Group, Inc. Class A (a)	49,200	1,574,892
Old Dominion Freight Line, Inc. (a)	55,580	1,994,211
Paragon Shipping, Inc. Class A	11,800	56,286
Safe Bulkers, Inc.	27,030	215,159
Ship Finance International Ltd.	4,040	79,992
Teekay Tankers Ltd. Class A	17,110	217,981
		5,501,705
Trucking & Leasing – 0.2%
Aircastle Ltd.	6,270	75,303
TAL International Group, Inc.	11,100	288,489
		363,792
Water – 0.4%
Aqua America, Inc.	47,870	877,457
TOTAL COMMON STOCK (Cost $178,623,623)		220,975,240
TOTAL EQUITIES (Cost $178,623,623)		220,975,240
RIGHTS – 0.0%
Pharmaceuticals – 0.0%
Indevus Pharmaceuticals, Inc., Strike 3.00 (a) (b)	600	6
		6
TOTAL RIGHTS (Cost $0)		6
TOTAL LONG-TERM INVESTMENTS (Cost $178,623,623)		220,975,246
	Principal Amount
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/10, 0.010%, due 5/03/10 (c)	$4,162,041	4,162,041
TOTAL SHORT-TERM INVESTMENTS (Cost $4,162,041)		4,162,041
TOTAL INVESTMENTS – 100.5% (Cost $182,785,664) (d)		225,137,287
Other Assets/ (Liabilities) – (0.5)%		(1,061,783)
NET ASSETS – 100.0%		$224,075,504

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $4,162,044. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $4,249,299.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.3%
COMMON STOCK – 98.6%
Aerospace & Defense – 3.7%
The Boeing Co.	31,400	$2,274,303
Empresa Brasileira de Aeronautica SA ADR (Brazil)	136,800	3,294,144
European Aeronautic Defence and Space Co.	210,130	3,890,255
Lockheed Martin Corp.	27,800	2,359,942
Raytheon Co.	66,700	3,888,610
		15,707,254
Apparel – 0.8%
Tod's SpA	43,600	3,204,864
Auto Manufacturers – 0.4%
Bayerische Motoren Werke AG	36,997	1,810,979
Banks – 3.0%
Banco Bilbao Vizcaya Argentaria SA	87,900	1,149,798
HSBC Holdings PLC	541,209	5,569,714
Societe Generale	48,683	2,587,617
Sumitomo Mitsui Financial Group, Inc.	105,000	3,452,522
		12,759,651
Beverages – 3.3%
Cia de Bebidas das Americas ADR (Brazil)	31,100	3,041,580
Diageo PLC	102,344	1,746,149
Fomento Economico Mexicano SAB de CV	1,199,300	5,719,499
Grupo Modelo SAB de CV Class C	589,300	3,255,175
		13,762,403
Biotechnology – 1.5%
Basilea Pharmaceutica (a)	4,586	337,089
Dendreon Corp. (a)	29,200	1,583,224
InterMune, Inc. (a)	46,400	1,974,784
Regeneron Pharmaceuticals, Inc. (a)	32,700	834,831
Seattle Genetics, Inc. (a)	113,500	1,430,100
		6,160,028
Chemicals – 0.5%
Linde AG	18,354	2,192,493
Commercial Services – 2.0%
Automatic Data Processing, Inc.	129,800	5,628,128
Secom Co. Ltd.	61,000	2,629,900
		8,258,028
Cosmetics & Personal Care – 1.4%
Colgate-Palmolive Co.	67,300	5,659,930
Diversified Financial – 5.2%
Credit Suisse Group	210,088	9,601,915
The Goldman Sachs Group, Inc.	16,400	2,381,280
SLM Corp. (a)	436,200	5,339,088
UBS AG (a)	293,230	4,526,054
		21,848,337
Electric – 0.7%
Fortum OYJ	118,300	3,061,940
Electrical Components & Equipment – 1.2%
Emerson Electric Co.	72,700	3,797,121
Prysmian SpA	76,100	1,365,826
		5,162,947
Electronics – 6.2%
Fanuc Ltd.	19,600	2,310,721
Hoya Corp.	156,100	4,279,373
Keyence Corp.	14,420	3,427,577
Koninklijke Philips Electronics NV	176,500	5,958,195
Kyocera Corp.	24,700	2,421,307
Murata Manufacturing Co. Ltd.	88,110	5,169,021
Nidec Corp.	26,300	2,716,208
		26,282,402
Entertainment – 0.4%
Lottomatica SpA	36,300	659,028
Shuffle Master, Inc. (a)	95,300	914,880
		1,573,908
Foods – 3.1%
Nestle SA	83,131	4,053,400
Tesco PLC	596,838	3,972,043
Unilever PLC	170,047	5,096,302
		13,121,745
Health Care — Products – 0.6%
Baxter International, Inc.	8,600	406,092
Zimmer Holdings, Inc. (a)	34,100	2,077,031
		2,483,123
Health Care — Services – 2.3%
Aetna, Inc.	154,100	4,553,655
WellPoint, Inc. (a)	90,900	4,890,420
		9,444,075
Holding Company — Diversified – 1.8%
LVMH Moet Hennessy Louis Vuitton SA	67,250	7,680,183
Home Furnishing – 1.7%
Sony Corp.	207,100	7,056,048
Household Products – 0.5%
Reckitt Benckiser Group PLC	41,006	2,129,177
Insurance – 5.7%
Aflac, Inc.	105,500	5,376,280
Allianz SE	46,451	5,327,248
The Dai-ichi Life Insurance Co. Ltd.	1,705	2,903,475
Fidelity National Financial, Inc. Class A	144,000	2,185,920
Prudential PLC	436,962	3,871,715
XL Capital Ltd. Class A	230,600	4,104,680
		23,769,318
Internet – 2.0%
eBay, Inc. (a)	359,700	8,564,457
Investment Companies – 1.0%
Investor AB Class B	228,348	4,342,049
Leisure Time – 1.8%
Carnival Corp.	185,800	7,747,860
Manufacturing – 4.1%
3M Co.	73,600	6,526,112
Siemens AG	108,107	10,676,916
		17,203,028
Media – 3.6%
Grupo Televisa SA Sponsored ADR (Mexico)	205,100	4,261,978
Sirius Satellite Radio, Inc. (a)	1,079,976	1,274,372
The Walt Disney Co.	198,500	7,312,740
Wire and Wireless India Ltd. (a)	382,427	140,544

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zee Entertainment Enterprises Ltd.	339,602	$2,313,790
		15,303,424
Metal Fabricate & Hardware – 1.8%
Assa Abloy AB, Series B	328,800	7,652,378
Oil & Gas – 2.0%
Husky Energy, Inc.	106,400	3,020,611
Total SA	95,800	5,185,850
		8,206,461
Oil & Gas Services – 2.2%
Technip SA	66,490	5,308,097
Transocean Ltd. (a)	55,172	3,997,211
		9,305,308
Pharmaceuticals – 3.3%
Amylin Pharmaceuticals, Inc. (a)	113,100	2,334,384
Bayer AG	16,547	1,057,607
Mitsubishi Tanabe Pharma Corp.	99,000	1,308,696
Roche Holding AG	33,450	5,277,957
Sanofi-Aventis	35,130	2,403,032
Theravance, Inc. (a)	86,800	1,455,636
		13,837,312
Retail – 6.3%
Bulgari SpA	272,200	2,260,809
Inditex SA	81,300	4,992,526
McDonald's Corp.	97,700	6,896,643
Shinsegae Co. Ltd.	871	399,526
Tiffany & Co.	130,200	6,312,096
Wal-Mart Stores, Inc.	106,000	5,686,900
		26,548,500
Semiconductors – 4.3%
Altera Corp.	247,100	6,266,456
Maxim Integrated Products, Inc.	203,100	3,944,202
MediaTek, Inc.	243,226	4,092,055
Taiwan Semiconductor Manufacturing Co. Ltd.	2,006,505	3,913,629
		18,216,342
Software – 8.7%
Adobe Systems, Inc. (a)	147,500	4,954,525
Infosys Technologies Ltd.	136,297	8,313,094
Intuit, Inc. (a)	217,100	7,850,336
Microsoft Corp.	274,500	8,383,230
SAP AG	146,448	7,048,080
		36,549,265
Telecommunications – 9.6%
Corning, Inc.	256,900	4,945,325
Juniper Networks, Inc. (a)	303,600	8,625,276
KDDI Corp.	792	3,826,984
Telefonaktiebolaget LM Ericsson Class B	1,648,792	19,184,937
Vodafone Group PLC	1,655,218	3,681,236
		40,263,758
Toys, Games & Hobbies – 0.7%
Nintendo Co. Ltd.	9,200	3,081,696
Transportation – 0.8%
TNT NV	112,412	3,447,267
Venture Capital – 0.4%
3i Group PLC	391,141	1,619,722
TOTAL COMMON STOCK (Cost $381,374,152)		415,017,660
CONVERTIBLE PREFERRED STOCK – 0.7%
Auto Manufacturers – 0.7%
Bayerische Motoren Werke AG 1.160%	82,992	2,979,442
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,582,306)		2,979,442
TOTAL EQUITIES (Cost $383,956,458)		417,997,102
	Principal Amount
BONDS & NOTES – 0.1%
CORPORATE DEBT – 0.1%
Pharmaceuticals – 0.1%
Theravance, Inc. 3.000% 1/15/15	$518,000	491,452
TOTAL CORPORATE DEBT (Cost $518,000)		491,452
TOTAL BONDS & NOTES (Cost $518,000)		491,452
	Number of Shares
MUTUAL FUNDS – 0.5%
Diversified Financial – 0.5%
Oppenheimer Institutional Money Market Fund Class E (b)	2,169,785	2,169,785
TOTAL MUTUAL FUNDS (Cost $2,169,785)		2,169,785
TOTAL LONG-TERM INVESTMENTS (Cost $386,644,243)		420,658,339
TOTAL INVESTMENTS – 99.9% (Cost $386,644,243) (c)		420,658,339
Other Assets/ (Liabilities) – 0.1%		324,576
NET ASSETS – 100.0%		$420,982,915

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.8%
COMMON STOCK – 97.9%
Aerospace & Defense – 1.2%
Empresa Brasileira de Aeronautica SA	879,819	$5,194,428
European Aeronautic Defence and Space Co.	168,230	3,114,537
		8,308,965
Apparel – 1.1%
Burberry Group PLC	789,536	8,131,549
Auto Manufacturers – 1.1%
Bayerische Motoren Werke AG	32,658	1,598,588
Honda Motor Co. Ltd.	192,226	6,473,660
		8,072,248
Banks – 1.5%
Deutsche Bank AG	106,638	7,362,098
ICICI Bank Ltd. Sponsored ADR (India)	82,675	3,515,341
		10,877,439
Beverages – 2.4%
C&C Group PLC	1,193,142	5,677,303
C&C Group PLC	662,405	3,151,914
Heineken NV	67,400	3,125,421
Pernod-Ricard SA	60,025	5,101,336
		17,055,974
Biotechnology – 1.5%
CSL Ltd.	321,200	9,692,908
Marshall Edwards, Inc. (a)	209,198	993,691
Tyrian Diagnostics Ltd. (a)	23,286,600	302,352
		10,988,951
Building Materials – 1.2%
James Hardie Industries NV (a)	590,300	4,155,875
Sika AG	2,417	4,302,147
		8,458,022
Chemicals – 1.5%
Brenntag AG (a)	53,631	3,894,870
Filtrona PLC	1,963,516	6,894,657
		10,789,527
Commercial Services – 8.7%
Aggreko PLC	672,490	12,584,722
Benesse Holdings, Inc.	16,100	739,630
BTG PLC (a)	774,727	2,082,899
Bunzl PLC	922,350	10,774,502
Capita Group PLC	1,248,108	15,245,781
De La Rue PLC	210,530	2,943,997
Dignity PLC	328,130	3,200,694
Experian PLC	683,916	6,330,925
Prosegur Cia de Seguridad SA	173,729	8,061,119
		61,964,269
Computers – 0.6%
Gemalto NV (a)	90,610	4,054,091
Cosmetics & Personal Care – 0.3%
L'Oreal	22,870	2,364,029
Distribution & Wholesale – 0.2%
Wolseley PLC (a)	65,635	1,651,469
Diversified Financial – 5.4%
BinckBank NV	539,553	7,529,970
Collins Stewart PLC	2,817,553	4,057,259
Credit Suisse Group	159,999	7,312,635
Housing Development Finance Corp.	26,800	1,694,777
ICAP PLC	1,615,965	9,306,187
Swissquote Group Holding SA	51,352	2,189,878
Tullett Prebon PLC	1,217,901	6,526,081
		38,616,787
Electric – 0.3%
Fortum OYJ	74,600	1,930,860
Electronics – 7.5%
Hoya Corp.	280,700	7,695,196
Ibiden Co. Ltd.	88,794	3,160,675
Keyence Corp.	36,809	8,749,353
Koninklijke Philips Electronics NV	134,800	4,550,508
Nidec Corp.	177,600	18,342,152
Nippon Electric Glass Co. Ltd.	257,000	3,908,181
Omron Corp.	115,921	2,690,018
Phoenix Mecano	8,651	4,373,728
		53,469,811
Energy — Alternate Sources – 0.5%
Ceres Power Holdings PLC (a)	1,937,957	3,377,075
Engineering & Construction – 3.8%
ABB Ltd. (a)	518,803	9,975,017
Boskalis Westminster	132,605	6,014,862
Leighton Holdings Ltd.	86,342	2,936,773
Trevi Finanziaria SpA	379,800	6,302,546
Vinci SA	34,195	1,913,159
		27,142,357
Entertainment – 0.5%
William Hill PLC	1,128,550	3,532,624
Foods – 3.9%
Aryzta AG	100,890	3,861,361
Barry Callebaut AG (a)	13,531	8,550,550
Nestle SA	83,983	4,094,943
Unilever PLC	253,446	7,595,766
Woolworths Ltd.	152,978	3,835,376
		27,937,996
Health Care — Products – 7.7%
Cie Generale d'Optique Essilor International SA	85,210	5,201,806
DiaSorin SpA	289,600	10,804,592
Luxottica Group SpA	159,200	4,339,093
Nobel Biocare Holding AG	37,264	817,825
Ortivus AB Class A (a) (c)	114,300	314,912
Ortivus AB Class B (a) (c)	859,965	587,857
Smith & Nephew PLC	382,458	3,972,078
Sonova Holding AG	47,174	5,878,449
Straumann Holding AG	19,927	4,934,458
Synthes, Inc.	81,405	9,264,155
Terumo Corp.	95,200	4,835,116
William Demant Holding (a)	57,400	3,933,389
		54,883,730
Health Care — Services – 1.6%
Sonic Healthcare Ltd.	861,767	11,043,531
Holding Company — Diversified – 1.0%
LVMH Moet Hennessy Louis Vuitton SA	62,850	7,177,688
Home Furnishing – 0.7%
SEB SA	66,969	5,063,894
Household Products – 0.6%
Reckitt Benckiser Group PLC	81,987	4,257,056
Insurance – 2.7%
AMP Ltd.	474,987	2,746,559

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Prudential PLC	728,092	$6,451,282
QBE Insurance Group Ltd.	512,778	10,034,166
		19,232,007
Internet – 1.8%
United Internet AG (a)	256,067	3,859,642
Yahoo! Japan Corp.	23,653	9,008,729
		12,868,371
Leisure Time – 0.8%
Carnival Corp.	141,100	5,883,870
Machinery — Construction & Mining – 1.5%
Outotec OYJ	63,600	2,389,260
Rio Tinto PLC	161,276	8,139,184
		10,528,444
Machinery — Diversified – 1.3%
Alstom	127,790	7,545,724
Demag Cranes AG (a)	49,782	1,724,016
		9,269,740
Manufacturing – 2.5%
Aalberts Industries NV	734,356	12,050,770
Siemens AG	61,211	6,045,350
		18,096,120
Media – 1.7%
British Sky Broadcasting Group PLC	124,881	1,171,772
Grupo Televisa SA Sponsored ADR (Mexico)	159,900	3,322,722
Vivendi SA	132,950	3,495,648
Zee Entertainment Enterprises Ltd.	644,016	4,387,835
		12,377,977
Metal Fabricate & Hardware – 0.5%
Vallourec SA	17,830	3,560,761
Mining – 3.0%
Impala Platinum Holdings Ltd.	356,400	10,083,644
Vale SA Sponsored ADR (Brazil)	431,900	11,622,429
		21,706,073
Office Equipment/Supplies – 1.1%
Canon, Inc.	168,400	7,662,601
Oil & Gas – 1.8%
BG Group PLC	615,260	10,334,675
Total SA	46,710	2,528,507
		12,863,182
Oil & Gas Services – 2.4%
Maire Tecnimont SpA	1,185,000	4,900,741
Saipem SpA	75,500	2,829,293
Schoeller-Bleckmann Oilfield Equipment AG	41,500	2,185,913
Technip SA	86,230	6,884,001
		16,799,948
Pharmaceuticals – 4.2%
Astellas Pharma, Inc.	35,270	1,233,655
Grifols SA	399,800	5,031,315
NeuroSearch AS (a)	97,809	2,138,255
Novogen Ltd. (a)	3,071,190	1,197,647
Roche Holding AG	70,306	11,093,334
Sanofi-Aventis	57,313	3,920,437
Santhera Pharmaceuticals AG (a)	27,312	646,416
Shionogi & Co. Ltd.	131,400	2,355,636
Takeda Pharmaceutical Co. Ltd.	59,200	2,539,210
		30,155,905
Real Estate – 0.4%
Solidere GDR (Lebanon) (d)	117,785	2,704,344
Retail – 3.4%
Cie Financiere Richemont SA	116,520	4,303,454
Hennes & Mauritz AB Class B	38,900	2,481,327
Inditex SA	150,500	9,242,006
PPR SA	16,330	2,183,078
Swatch Group AG	19,743	5,814,295
		24,024,160
Semiconductors – 0.3%
ARM Holdings PLC	594,130	2,300,457
Software – 7.8%
Autonomy Corp. PLC (a)	785,566	21,626,289
Compugroup Holding AG (a)	162,266	1,854,393
Infosys Technologies Ltd.	236,738	14,439,241
SAP AG	104,842	5,045,715
Square Enix Holdings Co. Ltd.	41,500	874,352
Temenos Group AG (a)	348,054	9,417,265
The Sage Group PLC	659,530	2,473,066
		55,730,321
Telecommunications – 3.9%
BT Group PLC	3,703,228	7,174,799
KDDI Corp.	617	2,981,375
Telefonaktiebolaget LM Ericsson Class B	1,514,260	17,619,556
		27,775,730
Toys, Games & Hobbies – 1.1%
Nintendo Co. Ltd.	24,300	8,139,696
Transportation – 0.4%
Toll Holdings Ltd.	205,264	1,349,034
Tsakos Energy Navigation Ltd.	104,088	1,523,848
		2,872,882
Venture Capital – 0.5%
3i Group PLC	776,292	3,214,640
TOTAL COMMON STOCK (Cost $591,503,809)		698,917,171
CONVERTIBLE PREFERRED STOCK – 0.9%
Insurance – 0.9%
Ceres, Inc., Series C (Acquired 1/06/99-3/09/06, Cost $3,659,400) (a) (b) (e)	900,000	5,850,000
Ceres, Inc., Series C-1 (Acquired 7/31/01-2/05/07, Cost $384,192) (a) (b) (e)	96,820	629,330
Ceres, Inc., Series D (Acquired 1/06/99, Cost $118,800) (a) (b) (e)	29,700	193,050
		6,672,380
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,162,392)		6,672,380
TOTAL EQUITIES (Cost $595,666,201)		705,589,551
WARRANTS – 0.0%
Biotechnology – 0.0%
Marshall Edwards, Inc. Warrants, Expires 7/10/10, Strike 4.35 (Acquired 7/07/06, Cost $0) (a) (b) (d) (e)	97,405	-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tyrian Diagnostics Ltd. Warrants, Expires 10/12/31, Strike 0.03 (a) (e)	2,910,825	-
		-
TOTAL WARRANTS (Cost $0)		-
MUTUAL FUNDS – 0.9%
Diversified Financial – 0.9%
Oppenheimer Institutional Money Market Fund Class E (a) (c)	6,483,300	6,483,300
TOTAL MUTUAL FUNDS (Cost $6,483,300)		6,483,300
TOTAL LONG-TERM INVESTMENTS (Cost $602,149,501)		712,072,851
TOTAL INVESTMENTS – 99.7% (Cost $602,149,501) (f)		712,072,851
Other Assets/ (Liabilities) – 0.3%		2,307,363
NET ASSETS – 100.0%		$714,380,214

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Restricted security. Certain securities are restricted as to resale. At April 30, 2010, these securities amounted to a value of $6,672,380 or 0.93% of net assets.
(c)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to a value of $2,704,344 or 0.38% of net assets.
(e)	This security is valued in good faith under procedures established by the Board of Trustees.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.8%
COMMON STOCK – 95.5%
Aerospace & Defense – 1.9%
Rolls-Royce Group PLC (a)	192,752	$1,703,024
Rolls-Royce Group PLC, Class C (a) (b)	17,347,680	26,555
		1,729,579
Agriculture – 2.1%
Imperial Tobacco Group PLC	66,552	1,900,576
Banks – 4.4%
BOC Hong Kong Holdings Ltd.	881,000	2,131,324
DBS Group Holdings, Ltd.	173,000	1,916,637
		4,047,961
Beverages – 1.8%
Heineken NV	34,949	1,620,628
Chemicals – 5.1%
Israel Chemicals Ltd.	121,640	1,456,434
Syngenta AG	7,019	1,780,660
Yara International ASA	40,754	1,421,863
		4,658,957
Commercial Services – 5.6%
Capita Group PLC	134,388	1,641,565
De La Rue PLC	111,259	1,555,817
Secom Co. Ltd.	44,400	1,914,222
		5,111,604
Computers – 2.1%
Fujitsu	270,000	1,904,687
Cosmetics & Personal Care – 1.9%
Unicharm Corp.	18,400	1,780,542
Diversified Financial – 8.1%
Deutsche Boerse AG	27,211	2,117,687
Nomura Holdings, Inc.	245,300	1,686,468
Redecard SA	121,500	2,018,377
UBS AG (a)	104,361	1,610,830
		7,433,362
Electronics – 1.9%
Nidec Corp.	16,500	1,704,085
Environmental Controls – 2.3%
Kurita Water Industries Ltd.	72,800	2,091,326
Foods – 3.8%
BRF - Brasil Foods SA Sponsored ADR (Brazil)	121,200	1,618,020
Unilever NV	62,110	1,896,210
		3,514,230
Household Products – 1.9%
Reckitt Benckiser Group PLC	33,584	1,743,800
Insurance – 9.1%
Admiral Group PLC	83,688	1,676,246
Muenchener Rueckversicherungs AG	11,775	1,662,397
Prudential PLC	201,538	1,785,734
SCOR SE	69,023	1,624,650
Zurich Financial Services AG	7,046	1,569,482
		8,318,509
Internet – 2.0%
Rakuten, Inc.	2,342	1,805,433
Iron & Steel – 2.2%
Hitachi Metals Ltd.	188,000	2,022,210
Media – 1.5%
Jupiter Telecommunications Co. Ltd.	1,404	1,412,360
Mining – 9.6%
Centamin Egypt Ltd. (a)	1,100,799	2,220,538
Lihir Gold Ltd.	698,387	2,488,192
Paladin Energy Ltd. (a)	557,936	2,032,897
Petropavlovsk PLC	117,994	2,118,438
		8,860,065
Oil & Gas – 12.9%
BG Group PLC	108,095	1,815,699
ENI SpA	72,190	1,616,674
Niko Resources Ltd.	16,861	1,856,494
Petroleo Brasileiro SA Sponsored ADR (Brazil)	37,898	1,608,012
Rosneft Oil Co. GDR (Russia) (a)	244,900	1,986,139
Total SA	29,327	1,587,530
Tullow Oil PLC	79,316	1,372,641
		11,843,189
Pharmaceuticals – 5.7%
Bayer AG	27,801	1,776,911
Grifols SA	133,513	1,680,205
Shire Ltd.	80,815	1,784,024
		5,241,140
Real Estate – 1.6%
Sun Hung Kai Properties Ltd.	109,000	1,520,471
Software – 2.1%
Autonomy Corp. PLC (a)	71,355	1,964,372
Telecommunications – 4.1%
BT Group PLC	874,282	1,693,873
Nippon Telegraph & Telephone Corp.	28,500	1,152,979
NTT DoCoMo, Inc.	576	892,965
		3,739,817
Water – 1.8%
Suez Environnement Co.	78,222	1,694,975
TOTAL COMMON STOCK (Cost $74,492,739)		87,663,878
CONVERTIBLE PREFERRED STOCK – 2.3%
Health Care — Products – 2.3%
Fresenius SE 1.490%	28,850	2,085,579
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,559,680)		2,085,579
TOTAL EQUITIES (Cost $76,052,419)		89,749,457
TOTAL LONG-TERM INVESTMENTS (Cost $76,052,419)		89,749,457

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/10, 0.010%, due 5/03/10 (c)	$1,706,503	$1,706,503
TOTAL SHORT-TERM INVESTMENTS (Cost $1,706,503)		1,706,503
TOTAL INVESTMENTS – 99.7% (Cost $77,758,922) (d)		91,455,960
Other Assets/ (Liabilities) – 0.3%		305,917
NET ASSETS – 100.0%		$91,761,877

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,706,504. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $1,742,340.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

April 30, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.1%
COMMON STOCK – 98.1%
Apparel – 1.9%
Far Eastern New Century Corp.	1,004,700	$1,087,175
XTEP International Holdings	1,338,500	1,017,139
		2,104,314
Automotive & Parts – 3.5%
Hero Honda Motors Ltd.	30,082	1,283,197
Hyundai Mobis	15,861	2,634,008
		3,917,205
Banks – 22.3%
Bank Mandari Tbk PT	2,687,500	1,698,448
Bank Rakyat Indonesia	2,368,500	2,341,002
China Construction Bank Corp. Class H	4,336,000	3,517,553
Commercial International Bank	140,177	1,896,094
Credicorp Ltd.	19,400	1,685,084
ICICI Bank Ltd. Sponsored ADR (India)	43,100	1,832,612
Industrial & Commercial Bank of China	4,451,000	3,265,245
KB Financial Group, Inc.	36,160	1,748,175
Sberbank	833,376	2,364,220
Turkiye Garanti Bankasi AS	430,030	2,095,805
Turkiye Halk Bankasi AS	282,854	2,230,927
		24,675,165
Chemicals – 1.2%
Taiwan Fertilizer Co. Ltd.	410,000	1,298,819
Computers – 3.6%
Compal Electronics, Inc.	1,720,000	2,382,585
Tata Consultancy Services Ltd.	91,757	1,563,164
		3,945,749
Diversified Financial – 2.1%
Hong Kong Exchanges and Clearing Ltd.	58,000	950,236
Yuanta Financial Holding Co. Ltd.	2,212,000	1,313,856
		2,264,092
Electronics – 3.1%
Hon Hai Precision Industry Co. Ltd.	735,000	3,433,155
Foods – 2.3%
Wimm-Bill-Dann Foods OJSC Sponsored ADR (Russia)	65,802	1,431,193
X5 Retail Group NV GDR (Netherlands) (a)	32,669	1,159,279
		2,590,472
Forest Products & Paper – 1.0%
Nine Dragons Paper Holdings Ltd.	648,000	1,089,953
Health Care — Products – 1.3%
Hengan International Group Co. Ltd.	189,000	1,446,973
Health Care — Services – 0.9%
Diagnosticos da America SA	116,000	1,013,863
Holding Company — Diversified – 1.1%
Koc Holding AS (a)	310,107	1,191,997
Household Products – 1.8%
Hypermarcas SA (a)	146,691	2,037,788
Insurance – 1.6%
China Life Insurance Co. Ltd. Sponsored ADR (China)	25,437	1,719,287
Internet – 3.6%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	40,200	1,468,104
NHN Corp. (a)	8,723	1,455,995
Tencent Holdings Ltd.	53,500	1,098,315
		4,022,414
Iron & Steel – 2.5%
POSCO	3,097	1,390,861
Ternium SA Sponsored ADR (Luxembourg) (a)	36,400	1,344,616
		2,735,477
Media – 3.0%
Naspers Ltd.	81,313	3,293,396
Mining – 11.1%
Antofagasta PLC	103,559	1,579,863
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia) (a)	83,200	1,597,440
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia) (a)	35,450	678,420
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	34,600	2,914,704
Vale SA Sponsored ADR (Brazil)	206,376	5,553,578
		12,324,005
Oil & Gas – 10.0%
CNOOC Ltd.	1,407,000	2,483,134
LUKOIL OAO Sponsored ADR (Russia)	22,452	1,280,837
LUKOIL OAO Sponsored ADR (Russia)	1,961	112,169
PetroChina Co. Ltd. Class H	1,562,000	1,800,746
Petroleo Brasileiro SA Sponsored ADR (Brazil)	91,524	3,472,421
Rosneft Oil Co. GDR (Russia)	148,900	1,203,674
Rosneft Oil Co. GDR (Russia)	81,400	660,154
		11,013,135
Real Estate – 1.9%
China Resources Land Ltd.	804,000	1,481,568
Yanlord Land Group Ltd.	517,000	637,792
		2,119,360
Retail – 2.8%
Astra International Tbk PT	291,000	1,504,612
Parkson Retail Group Ltd.	991,500	1,616,507
		3,121,119
Semiconductors – 8.3%
Hynix Semiconductor, Inc. (a)	60,770	1,528,315

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Samsung Electronics Co., Ltd.	8,054	$6,091,374
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	142,617	1,510,314
		9,130,003
Software – 1.2%
HCL Technologies Ltd.	148,800	1,312,660
Telecommunications – 6.0%
America Movil SAB de C.V. Sponsored ADR (Mexico)	45,580	2,346,458
Mobile TeleSystems Sponsored ADR (Russia)	31,498	1,740,265
Telekomunikasi Indonesia Tbk PT	729,500	627,418
VimpelCom Ltd. Sponsored ADR (Bermuda) (a)	110,575	1,926,218
		6,640,359
TOTAL COMMON STOCK (Cost $78,967,967)		108,440,760
TOTAL EQUITIES (Cost $78,967,967)		108,440,760
TOTAL LONG-TERM INVESTMENTS (Cost $78,967,967)		108,440,760
	Principal Amount
SHORT-TERM INVESTMENTS – 4.6%
Repurchase Agreement – 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/10, 0.010%, due 5/03/10 (b)	$5,128,291	5,128,291
TOTAL SHORT-TERM INVESTMENTS (Cost $5,128,291)		5,128,291
TOTAL INVESTMENTS – 102.7% (Cost $84,096,258) (c)		113,569,051
Other Assets/ (Liabilities) – (2.7)%		(2,975,970)
NET ASSETS – 100.0%		$110,593,081

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,128,295. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $5,234,644.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Funds – Financial Statements

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

		MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Assets:
	Investments, at value (Note 2) (a)	$-	$322,992,411
	Short-term investments, at value (Note 2) (b)	669,453,134	161,796,072
	Total investments	669,453,134	484,788,483
	Cash	44	-
	Foreign currency, at value (c)	-	-
	Receivables from:
	Investments sold	-	1,520,236
	Investments sold on a when-issued basis (Note 2)	-	20,730,903
	Open forward foreign currency contracts (Note 2)	-	-
	Investment adviser (Note 3)	240,805	11,117
	Fund shares sold	400,065	33,477
	Interest and dividends	41,741	2,875,731
	Open swap agreements, at value (Note 2)	-	990,223
	Total assets	670,135,789	510,950,170
Liabilities:
	Payables for:
	Investments purchased	-	1,681,914
	Reverse repurchase agreements (Note 2)	-	-
	Interest for reverse repurchase agreements (Note 2)	-	-
	Open forward foreign currency contracts (Note 2)	-	-
	Fund shares repurchased	9,252,480	1,303,062
	Investment advisory fees	-	-
	Investments purchased on a when-issued basis (Note 2)	-	85,090,129
	Open swap agreements, at value (Note 2)	-	10,976
	Trustees' fees and expenses (Note 3)	43,585	22,430
	Collateral held for open swaps contracts (Note 2)	-	640,000
	Affiliates (Note 3):
	Investment management fees	195,763	136,617
	Administration fees	107,446	75,070
	Service fees	47,830	15,194
	Distribution fees	-	1,366
	Due to custodian	-	-
	Accrued expense and other liabilities	66,822	42,691
	Total liabilities	9,713,926	89,019,449
	Net assets	$660,421,863	$421,930,721
Net assets consist of:
	Paid-in capital	$661,301,482	$413,932,337
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	(20,789)	5,131,384
	Accumulated net realized gain (loss) on investments and foreign currency transactions	(858,830)	(5,814,091)
	Net unrealized appreciation (depreciation) on investments and foreign currency translations	-	8,681,091
	Net assets	$660,421,863	$421,930,721

(a)	Cost of investments:	$-	$314,176,263
(b)	Cost of short-term investments:	$669,453,134	$161,796,072
(c)	Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$322,327,005	$1,243,066,385	$284,900,606	$174,824,502	$28,106,657
154,160,006	373,315,423	86,933,043	1,296,950	472,524
476,487,011	1,616,381,808	371,833,649	176,121,452	28,579,181
-	-	-	-	-
-	-	-	-	7,195

1,155,977	17,597,174	2,498,970	9,110,288	-
-	131,137,547	30,794,201	-	-
-	-	-	-	70,895
3,009	25,905	21,736	-	-
49,271	512,780	142,064	68,138	12,505
1,437,321	10,422,165	2,796,272	4,294,969	420,135
-	3,107,499	747,842	-	-
479,132,589	1,779,184,878	408,834,734	189,594,847	29,089,911

2,241,121	13,425,575	1,807,040	12,170,038	-
201,154,990	-	-	-	-
29,238	-	-	-	-
-	-	-	-	243,916
84,012	821,125	107,678	39,562	1,437
-	-	-	-	387
-	478,509,549	113,000,742	-	-
-	34,496	9,408	-	-
9,303	79,728	14,670	5,370	893
-	250,083	510,023	-	-

105,990	490,167	119,190	72,117	14,014
30,491	157,659	70,948	30,326	1,395
7,520	37,600	9,403	8,002	200
55	153	51	167	-
-	-	919	611	-
34,194	100,212	37,696	27,578	31,429
203,696,914	493,906,347	115,687,768	12,353,771	293,671
$275,435,675	$1,285,278,531	$293,146,966	$177,241,076	$28,796,240

$271,064,570	$1,248,451,808	$292,181,702	$189,395,732	$29,090,431
3,164,558	16,353,366	4,399,618	4,557,224	272,339
(13,653,933)	(3,739,956)	(9,075,439)	(21,800,304)	164,767
14,860,480	24,213,313	5,641,085	5,088,424	(731,297)
$275,435,675	$1,285,278,531	$293,146,966	$177,241,076	$28,796,240

$307,466,525	$1,218,501,113	$279,164,203	$169,736,078	$28,647,328
$154,160,006	$373,315,423	$86,933,043	$1,296,950	$472,524
$-	$-	$-	$-	$7,477

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Class A shares:
Net assets	$220,834,180	$67,316,949
Shares outstanding (a)	221,133,521	6,436,446
Net asset value and redemption price per share	$1.00	$10.46
Offering price per share (100/[100-maximum sales charge] of net asset value)	$-	$10.84
Class L shares:
Net assets	$-	$121,505,054
Shares outstanding (a)	-	11,590,397
Net asset value, offering price and redemption price per share	$-	$10.48
Class Y shares:
Net assets	$202,484,553	$57,933,683
Shares outstanding (a)	202,721,288	5,495,584
Net asset value, offering price and redemption price per share	$1.00	$10.54
Class S shares:
Net assets	$237,103,130	$168,489,063
Shares outstanding (a)	237,561,404	15,895,304
Net asset value, offering price and redemption price per share	$1.00	$10.60
Class N shares:
Net assets	$-	$6,685,972
Shares outstanding (a)	-	644,394
Net asset value, offering price and redemption price per share	$-	$10.38

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$35,969,840	$183,309,055	$45,992,853	$37,993,952	$964,374
3,442,165	16,541,605	4,324,658	4,297,607	99,265
$10.45	$11.08	$10.64	$8.84	$9.72
$10.97	$11.63	$11.17	$9.38	$10.20

$41,581,916	$215,540,361	$131,198,422	$5,287,590	$95,396
3,935,728	19,326,362	12,419,217	595,346	9,776
$10.57	$11.15	$10.56	$8.88	$9.76

$95,019,191	$143,613,614	$32,375,933	$53,697,435	$95,515
8,982,051	12,803,913	3,049,802	6,005,914	9,769
$10.58	$11.22	$10.62	$8.94	$9.78

$102,589,710	$742,060,779	$83,402,695	$79,436,283	$27,640,955
9,678,767	65,888,010	7,874,748	8,918,222	2,826,480
$10.60	$11.26	$10.59	$8.91	$9.78

$275,018	$754,722	$177,063	$825,816	$-
26,126	66,986	16,856	92,420	-
$10.53	$11.27	$10.50	$8.94	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Assets:
Investments, at value (Note 2) (a)	$121,411,857	$221,591,279
Short-term investments, at value (Note 2) (b)	17,360,931	654,178
Total investments	138,772,788	222,245,457
Receivables from:
Investments sold	4,853,963	10,225,291
Investments sold on a when-issued basis (Note 2)	4,511,183	-
Investment adviser (Note 3)	2,112	-
Fund shares sold	46,581	91,528
Interest and dividends	436,275	145,982
Variation margin on open futures contracts (Note 2)	26,445	-
Foreign taxes withheld	-	195,560
Open swap agreements, at value (Note 2)	114,163	-
Total assets	148,763,510	232,903,818
Liabilities:
Payables for:
Investments purchased	3,728,366	2,051,970
Fund shares repurchased	2,493	123,874
Investments purchased on a when-issued basis (Note 2)	16,704,761	-
Open swap agreements, at value (Note 2)	1,464	-
Trustees' fees and expenses (Note 3)	13,090	37,257
Affiliates (Note 3):
Investment management fees	50,619	96,243
Administration fees	12,462	20,644
Service fees	2,057	3,264
Distribution fees	-	24
Due to custodian	1,050	-
Accrued expense and other liabilities	42,717	31,796
Total liabilities	20,559,079	2,365,072
Net assets	$128,204,431	$230,538,746
Net assets consist of:
Paid-in capital	$144,840,901	$318,137,955
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	867,731	540,256
Accumulated net realized gain (loss) on investments and foreign currency transactions	(27,131,422)	(115,308,791)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	9,627,221	27,169,326
Net assets	$128,204,431	$230,538,746

(a) Cost of investments:	$111,637,799	$194,421,953
(b) Cost of short-term investments:	$17,360,931	$654,178

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Enhanced Index Growth Fund

$298,459,981	$16,261,447	$188,063,770	$694,977,144	$199,108,398
1,109,484	107,455	2,692,497	8,156,924	296,922
299,569,465	16,368,902	190,756,267	703,134,068	199,405,320

17,797,330	678,854	1,147,996	2,133,998	8,904,764
-	-	-	-	-
-	5,971	15,136	52,890	-
152,573	2,259	66,288	158,567	124,687
364,638	15,707	189,444	175,133	130,462
-	-	-	-	-
-	-	-	478,192	-
-	-	-	-	-
317,884,006	17,071,693	192,175,131	706,132,848	208,565,233

16,192,062	738,882	2,295,465	1,789,453	8,841,879
1,046,244	28,090	104,118	272,033	36,270
-	-	-	-	-
-	-	-	-	-
10,779	707	6,713	25,826	6,287

126,293	6,810	103,305	393,156	82,812
37,127	2,296	27,329	97,664	16,447
2,399	1,184	2,319	36,310	895
47	79	58	199	-
12	-	-	-	8
38,581	18,814	29,461	77,646	30,621
17,453,544	796,862	2,568,768	2,692,287	9,015,219
$300,430,462	$16,274,831	$189,606,363	$703,440,561	$199,550,014

$439,146,658	$25,405,576	$245,130,776	$752,402,531	$228,255,196
1,371,136	55,515	495,977	107,017	475,520
(175,176,002)	(11,450,841)	(84,248,295)	(155,996,300)	(60,296,778)
35,088,670	2,264,581	28,227,905	106,927,313	31,116,076
$300,430,462	$16,274,831	$189,606,363	$703,440,561	$199,550,014

$263,371,311	$13,996,866	$159,835,865	$588,046,128	$167,992,322
$1,109,484	$107,455	$2,692,497	$8,156,924	$296,922

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Class A shares:
Net assets	$10,063,701	$15,435,098
Shares outstanding (a)	1,052,682	1,135,195
Net asset value and redemption price per share	$9.56	$13.60
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.14	$14.43
Class L shares:
Net assets	$1,000,063	$26,359,637
Shares outstanding (a)	103,449	1,933,209
Net asset value, offering price and redemption price per share	$9.67	$13.64
Class Y shares:
Net assets	$3,969,407	$1,055,963
Shares outstanding (a)	396,444	77,555
Net asset value, offering price and redemption price per share	$10.01	$13.62
Class S shares:
Net assets	$113,171,260	$187,573,826
Shares outstanding (a)	11,683,613	13,776,139
Net asset value, offering price and redemption price per share	$9.69	$13.62
Class N shares:
Net assets	$-	$114,222
Shares outstanding (a)	-	8,404
Net asset value, offering price and redemption price per share	$-	$13.59

(a)	Authorized unlimited number of shares with no par value.
*	Net asset value calculations reflect fractional share and dollar amounts.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Core Equity Fund		MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Enhanced Index Growth Fund

$11,421,676	$5,301,332		$10,776,900	$170,164,911	$4,319,326
1,189,332	514,448		1,326,990	17,198,972	499,715
$9.60	$10.30		$8.12	$9.89	$8.64
$10.19	$10.93		$8.62	$10.49	$9.17

$71,339,394	$113		$47,580,162	$36,529,875	$67,961,809
7,395,394	11		5,819,793	3,681,189	7,833,663
$9.65	$10.35	*	$8.18	$9.92	$8.68

$59,976,815	$10,029,936		$82,534	$11,232,658	$47,190,708
6,197,809	967,828		10,013	1,126,646	5,425,288
$9.68	$10.36		$8.24	$9.97	$8.70

$157,496,820	$560,209		$130,889,589	$484,576,383	$80,078,171
16,190,972	53,985		15,987,502	48,413,778	9,221,497
$9.73	$10.38		$8.19	$10.01	$8.68

$195,757	$383,241		$277,178	$936,734	$-
20,265	37,292		33,964	96,575	-
$9.66	$10.28		$8.16	$9.70	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

		MassMutual Premier Discovery Value Fund	MassMutual Premier Main Street Small Cap Fund
Assets:
	Investments, at value - unaffiliated issuers (Note 2) (a)	$55,995,278	$89,639,564
	Investments, at value - affiliated issuers (Note 2) (b)	-	-
	Short-term investments, at value (Note 2) (c)	1,661,920	1,249,297
	Total investments	57,657,198	90,888,861
	Cash	-	-
	Foreign currency, at value (d)	-	-
	Receivables from:
	Investments sold	185,656	1,217,907
	Investment adviser (Note 3)	1,595	3,174
	Fund shares sold	431,735	55,454
	Interest and dividends	5,187	41,823
	Foreign taxes withheld	-	-
	Total assets	58,281,371	92,207,219
Liabilities:
	Payables for:
	Investments purchased	210,103	1,639,088
	Fund shares repurchased	11,713	26,057
	Trustees' fees and expenses (Note 3)	1,613	3,095
	Affiliates (Note 3):
	Investment management fees	38,089	43,101
	Administration fees	7,762	12,863
	Service fees	4,087	1,822
	Distribution fees	135	24
	Due to custodian	-	-
	Accrued expense and other liabilities	20,556	35,099
	Total liabilities	294,058	1,761,149
	Net assets	$57,987,313	$90,446,070
Net assets consist of:
	Paid-in capital	$71,549,065	$111,116,483
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	(59,550)	114,855
	Accumulated net realized gain (loss) on investments and foreign currency transactions	(22,742,726)	(39,173,967)
	Net unrealized appreciation (depreciation) on investments and foreign currency translations	9,240,524	18,388,699
	Net assets	$57,987,313	$90,446,070

(a)	Cost of investments - unaffiliated issuers:	$46,754,738	$71,250,861
(b)	Cost of investments - affiliated issuers:	$-	$-
(b)	Cost of short-term investments:	$1,661,920	$1,249,297
(c)	Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$220,975,246	$418,488,554	$704,686,782	$89,749,457	$108,440,760
-	2,169,785	7,386,069	-	-
4,162,041	-	-	1,706,503	5,128,291
225,137,287	420,658,339	712,072,851	91,455,960	113,569,051
-	872	395	-	-
-	321,158	289,942	2,156,533	968,024

2,922,756	640,073	862,297	-	-
12,718	46,169	-	-	8,112
148,854	98,274	89,986	53,709	33,661
104,158	835,093	2,234,738	286,917	227,789
-	256,711	879,189	164,606	4,930
228,325,773	422,856,689	716,429,398	94,117,725	114,811,567

4,034,927	1,037,003	742,174	157,824	4,007,577
2,447	359,679	404,443	15,731	14,281
20,136	15,328	45,699	3,189	1,814

105,818	283,021	514,588	70,492	91,885
31,336	92,988	99,926	16,291	12,431
15,713	8,682	10,333	7,799	56
-	179	-	187	-
-	-	-	2,035,537	-
39,892	76,894	232,021	48,798	90,442
4,250,269	1,873,774	2,049,184	2,355,848	4,218,486
$224,075,504	$420,982,915	$714,380,214	$91,761,877	$110,593,081

$262,504,640	$408,837,061	$640,821,377	$110,797,949	$73,797,253
166,629	1,146,021	(410,988)	(1,771,097)	(24,901)
(80,947,379)	(22,992,204)	(35,827,587)	(30,955,087)	7,397,814
42,351,614	33,992,037	109,797,412	13,690,112	29,422,915
$224,075,504	$420,982,915	$714,380,214	$91,761,877	$110,593,081

$178,623,623	$384,474,458	$586,210,804	$76,052,419	$78,967,967
$-	$2,169,785	$15,938,697	$-	$-
$4,162,041	$-	$-	$1,706,503	$5,128,291
$-	$320,343	$289,278	$2,155,986	$966,602

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	MassMutual Premier Discovery Value Fund	MassMutual Premier Main Street Small Cap Fund
Class A shares:
Net assets	$18,901,797	$9,112,963
Shares outstanding (a)	2,038,164	932,738
Net asset value and redemption price per share	$9.27	$9.77
Offering price per share (100/[100-maximum sales charge] of net asset value)	$9.84	$10.37
Class L shares:
Net assets	$3,969,447	$35,521,095
Shares outstanding (a)	425,801	3,614,562
Net asset value, offering price and redemption price per share	$9.32	$9.83
Class Y shares:
Net assets	$4,825,853	$228,009
Shares outstanding (a)	516,251	23,207
Net asset value, offering price and redemption price per share	$9.35	$9.83
Class S shares:
Net assets	$29,630,713	$45,467,621
Shares outstanding (a)	3,171,637	4,625,740
Net asset value, offering price and redemption price per share	$9.34	$9.83
Class N shares:
Net assets	$659,503	$116,382
Shares outstanding (a)	71,696	11,943
Net asset value, offering price and redemption price per share	$9.20	$9.74

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$76,957,503	$40,458,841	$49,223,396	$35,549,694	$270,197
8,559,615	4,015,170	3,838,794	3,315,007	16,970
$8.99	$10.08	$12.82	$10.72	$15.92
$9.54	$10.69	$13.60	$11.37	$16.89

$5,530,308	$151,234,400	$48,777,258	$17,854,344	$40,481,575
607,408	14,883,521	3,755,025	1,657,163	2,537,266
$9.10	$10.16	$12.99	$10.77	$15.95

$1,696,293	$5,503,568	$30,004,381	$7,640,767	$185,442
185,146	543,725	2,293,545	709,334	11,603
$9.16	$10.12	$13.08	$10.77	$15.98

$139,891,400	$222,915,781	$586,375,179	$29,853,916	$69,655,867
15,261,802	21,909,153	44,775,915	2,765,487	4,355,811
$9.17	$10.17	$13.10	$10.80	$15.99

$-	$870,325	$-	$863,156	$-
-	85,982	-	81,100	-
$-	$10.12	$-	$10.64	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

		MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Investment income (Note 2):
	Dividends (a)	$-	$8,302
	Interest	839,235	8,160,905
	Total investment income	839,235	8,169,207
Expenses (Note 3):
	Investment management fees	1,228,339	794,780
	Custody fees	30,769	19,863
	Interest expense	-	-
	Audit fees	15,861	15,658
	Legal fees	11,126	5,853
	Proxy fees	250	250
	Shareholder reporting fees	12,582	7,224
	Trustees' fees	40,434	21,036
		1,339,361	864,664
	Administration fees:
	Class A	399,023	105,844
	Class L	-	183,264
	Class Y	164,117	51,161
	Class S	104,059	88,735
	Class N	-	11,496
	Distribution fees:
	Class N	-	7,791
	Service fees:
	Class A	305,437	82,976
	Class N	-	7,791
	Total expenses	2,311,997	1,403,722
	Expenses waived (Note 3):
	Class A fees waived by advisor	(611,939)	-
	Class L fees waived by advisor	-	-
	Class Y fees waived by advisor	(298,876)	-
	Class S fees waived by advisor	(300,392)	-
	Class N fees waived by advisor	-	-
	Class A administrative fees waived	(268,785)	(23,233)
	Class L administrative fees waived	-	(40,227)
	Class N administrative fees waived	-	(2,181)
	Net expenses	832,005	1,338,081
	Net investment income (loss)	7,230	6,831,126
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	54,743	3,467,321
	Swap agreements	-	21,835
	Foreign currency transactions	-	-
	Net realized gain (loss)	54,743	3,489,156
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	-	1,110,426
	Swap agreements	-	(183,227)
	Translation of assets and liabilities in foreign currencies	-	-
	Net change in unrealized appreciation (depreciation)	-	927,199
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	54,743	4,416,355
	Net increase (decrease) in net assets resulting from operations	$61,973	$11,247,481

(a)	Net of withholding tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$-	$18,868	$13,132	$-	$-
5,352,255	26,932,211	7,262,945	7,819,140	494,188
5,352,255	26,951,079	7,276,077	7,819,140	494,188

638,401	2,884,411	732,719	428,694	84,002
13,693	57,953	18,402	8,587	6,863
171,200	-	-	-	-
15,850	16,553	16,058	15,993	7,558
3,923	17,849	4,430	2,628	413
250	250	250	250	320
5,434	18,556	5,905	4,230	2,106
14,155	64,127	15,938	9,519	1,500
862,906	3,059,699	793,702	469,901	102,762

51,794	257,773	81,237	62,873	1,434
53,555	296,537	245,012	8,557	149
62,761	100,257	38,427	52,777	75
14,590	282,457	67,468	54,033	6,706
431	1,319	3,128	1,517	37

326	928	1,880	962	26

46,113	226,037	55,490	45,653	1,196
326	928	1,880	962	26
1,092,802	4,225,935	1,288,224	697,235	112,411

-	-	-	-	(400)
-	-	-	-	(42)
-	-	-	-	(42)
-	-	-	-	(4,560)
-	-	-	-	(12)
(18,445)	(72,332)	(33,294)	-	-
-	(83,209)	(97,744)	-	-
(130)	(297)	(1,128)	-	-
1,074,227	4,070,097	1,156,058	697,235	107,355
4,278,028	22,880,982	6,120,019	7,121,905	386,833

870,058	14,554,264	3,896,167	5,659,001	14,466
-	75,524	16,792	-	-
-	-	48	-	345,036
870,058	14,629,788	3,913,007	5,659,001	359,502

3,869,618	6,591,847	2,506,239	4,113,705	(1,896,335)
-	(651,395)	(164,291)	-	-
-	-	-	-	(296,794)
3,869,618	5,940,452	2,341,948	4,113,705	(2,193,129)
4,739,676	20,570,240	6,254,955	9,772,706	(1,833,627)
$9,017,704	$43,451,222	$12,374,974	$16,894,611	$(1,446,794)

$-	$-	$320	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

		MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Investment income (Note 2):
	Dividends (a)	$792,499	$1,847,947
	Interest	991,202	286
	Total investment income	1,783,701	1,848,233
Expenses (Note 3):
	Investment management fees	296,028	561,958
	Custody fees	22,998	12,265
	Audit fees	15,774	15,834
	Legal fees	1,261	3,357
	Proxy fees	449	457
	Shareholder reporting fees	3,479	4,982
	Trustees' fees	6,670	12,259
		346,659	611,112
	Administration fees:
	Class A	16,032	23,897
	Class L	3,121	37,664
	Class Y	3,549	839
	Class S	48,084	59,615
	Class N	50	231
	Distribution fees:
	Class N	27	153
	Service fees:
	Class A	10,101	18,918
	Class N	27	153
	Total expenses	427,650	752,582
	Expenses waived (Note 3):
	Class A fees waived by advisor	-	-
	Class L fees waived by advisor	-	-
	Class Y fees waived by advisor	-	-
	Class S fees waived by advisor	-	-
	Class N fees waived by advisor	-	-
	Class A administrative fees waived	(808)	-
	Class L administrative fees waived	(157)	-
	Class Y administrative fees waived	(288)	-
	Class S administrative fees waived	(11,079)	-
	Class N administrative fees waived	(2)	-
	Net expenses	415,316	752,582
	Net investment income (loss)	1,368,385	1,095,651
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	8,470,382	13,623,925
	Futures contracts	(120,051)	-
	Swap agreements	1,572	-
	Foreign currency transactions	-	-
	Net realized gain (loss)	8,351,903	13,623,925
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	3,202,334	10,755,860
	Futures contracts	(160,382)	-
	Swap agreements	(22,069)	-
	Translation of assets and liabilities in foreign currencies	-	-
	Net change in unrealized appreciation (depreciation)	3,019,883	10,755,860
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	11,371,786	24,379,785
	Net increase (decrease) in net assets resulting from operations	$12,740,171	$25,475,436

(a)	Net of withholding tax of:	$-	$8,092

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Enhanced Index Growth Fund

$3,437,295	$166,780	$1,691,552	$3,399,549	$1,561,337
26	5	173	244	32
3,437,321	166,785	1,691,725	3,399,793	1,561,369

734,554	40,348	613,919	2,374,329	471,083
23,802	10,502	10,869	66,311	16,808
16,343	16,185	15,809	16,126	16,279
4,357	240	2,782	10,876	2,710
446	449	454	474	449
5,933	1,944	4,397	12,339	4,319
15,848	882	10,109	39,748	9,824
801,283	70,550	658,339	2,520,203	521,472

17,296	7,058	16,303	264,737	4,425
105,404	777	71,798	81,968	71,551
48,742	5,430	63	11,377	14,959
44,616	185	72,476	241,546	5,118
439	567	371	2,039	25

298	448	257	1,456	23

14,016	6,626	13,147	220,614	5,160
298	448	257	1,456	23
1,032,392	92,089	833,011	3,345,396	622,756

-	(7,964)	(5,121)	(132,018)	-
-	(883)	(22,563)	(5,084)	-
-	(14,058)	(38)	(1,477)	-
-	(979)	(63,825)	(193,771)	-
-	(522)	(100)	(465)	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
1,032,392	67,683	741,364	3,012,581	622,756
2,404,929	99,102	950,361	387,212	938,613

12,960,443	1,194,795	6,448,937	32,912,419	11,829,933
-	-	-	-	-
-	-	-	-	-
-	-	-	(64,063)	-
12,960,443	1,194,795	6,448,937	32,848,356	11,829,933

32,158,171	1,095,356	17,909,853	58,604,378	15,938,615
-	-	-	-	-
-	-	-	-	-
-	-	-	(19,255)	-
32,158,171	1,095,356	17,909,853	58,585,123	15,938,615
45,118,614	2,290,151	24,358,790	91,433,479	27,768,548
$47,523,543	$2,389,253	$25,309,151	$91,820,691	$28,707,161

$-	$-	$2,100	$109,063	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

		MassMutual Premier Discovery Value Fund	MassMutual Premier Main Street Small Cap Fund
Investment income (Note 2):
	Dividends (a)	$312,986	$615,213
	Dividends from affiliated issuers	-	-
	Interest	108	38
	Total investment income	313,094	615,251
Expenses (Note 3):
	Investment management fees	217,121	242,033
	Custody fees	6,878	57,058
	Audit fees	15,735	15,753
	Legal fees	798	1,250
	Proxy fees	457	457
	Shareholder reporting fees	2,481	2,930
	Trustees' fees	2,904	4,562
		246,374	324,043
	Administration fees:
	Class A	27,570	10,654
	Class L	5,645	48,149
	Class Y	3,176	149
	Class S	6,826	10,989
	Class N	1,342	180
	Distribution fees:
	Class N	745	129
	Service fees:
	Class A	22,975	8,878
	Class N	745	129
	Total expenses	315,398	403,300
	Expenses waived (Note 3):
	Class A fees waived by advisor	(5,293)	(6,618)
	Class L fees waived by advisor	(1,072)	(29,932)
	Class Y fees waived by advisor	(1,246)	(135)
	Class S fees waived by advisor	(3,804)	(30,016)
	Class N fees waived by advisor	(472)	(70)
	Net expenses	303,511	336,529
	Net investment income (loss)	9,583	278,722
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions - unaffiliated issuers	4,383,310	5,021,548
	Investment transactions - affiliated issuers	-	353
	Foreign currency transactions	(393)	41
	Net realized gain (loss)	4,382,917	5,021,942
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	5,386,643	13,500,546
	Translation of assets and liabilities in foreign currencies	(16)	2
	Net change in unrealized appreciation (depreciation)	5,386,627	13,500,548
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	9,769,544	18,522,490
	Net increase (decrease) in net assets resulting from operations	$9,779,127	$18,801,212

(a)	Net of withholding tax of:	$649	$1,812

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$1,455,475	$4,241,466	$6,585,911	$1,023,110	$568,903
691	4,063	11,000	-	-
119	7,712	176	140	88
1,456,285	4,253,241	6,597,087	1,023,250	568,991

574,171	1,628,599	3,021,615	470,901	502,597
44,173	104,433	263,963	50,731	43,890
15,550	26,816	17,503	13,567	16,482
2,841	5,974	10,610	1,595	1,366
458	474	455	520	520
4,469	7,523	12,034	3,297	2,562
10,356	21,788	38,715	5,892	5,028
652,018	1,795,607	3,364,895	546,503	572,445

101,269	67,894	77,796	54,776	410
7,605	269,337	83,308	28,002	50,212
1,284	4,590	26,025	5,848	132
59,903	193,167	403,142	10,193	15,444
22	1,635	66	2,001	55

14	997	45	1,112	40

85,214	47,149	60,930	45,647	342
14	997	45	1,112	40
907,343	2,381,373	4,016,252	695,194	639,120

(22,387)	(11,784)	-	-	(129)
(1,687)	(76,320)	-	-	(16,091)
(434)	(1,374)	-	-	(84)
(40,564)	(184,536)	-	-	(29,598)
(4)	(1,088)	-	-	(17)
842,267	2,106,271	4,016,252	695,194	593,201
614,018	2,146,970	2,580,835	328,056	(24,210)

8,253,111	1,706,135	1,701,378	3,620,534	7,429,487
(410)	-	(7,459,716)	-	-
101	(66,105)	(191,415)	(206,831)	14,834
8,252,802	1,640,030	(5,949,753)	3,413,703	7,444,321

35,611,939	43,384,247	56,389,400	(513,849)	3,803,034
4	20,199	16,771	(17,725)	(50,050)
35,611,943	43,404,446	56,406,171	(531,574)	3,752,984
43,864,745	45,044,476	50,456,418	2,882,129	11,197,305
$44,478,763	$47,191,446	$53,037,253	$3,210,185	$11,173,095

$4,260	$363,736	$503,310	$120,311	$62,781

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Money Market Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,230	$3,234,861
Net realized gain (loss) on investment transactions	54,743	64,330
Net change in unrealized appreciation (depreciation) on investments	-	-
Net increase (decrease) in net assets resulting from operations	61,973	3,299,191
Distributions to shareholders (Note 2):
From net investment income:
Class A	(2,560)	(844,415)
Class L	-	(334,947)
Class Y	(2,038)	(806,220)
Class S	(2,632)	(1,249,279)
Class N	-	-
Total distributions from net investment income	(7,230)	(3,234,861)
From net realized gains:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net realized gains	-	-
Net fund share transactions (Note 5):
Class A	(49,681,967)	(21,261,008)
Class L	-	(112,778,840)
Class Y	4,967,183	(34,097,275)
Class S	(62,750,601)	(23,327,169)
Class N	-	-
Increase (decrease) in net assets from fund share transactions	(107,465,385)	(191,464,292)
Total increase (decrease) in net assets	(107,410,642)	(191,399,962)
Net assets
Beginning of period	767,832,505	959,232,467
End of period	$660,421,863	$767,832,505
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(20,789)	$(20,789)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund		MassMutual Premier Inflation-Protected and Income Fund		MassMutual Premier Core Bond Fund
Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009

$6,831,126	$13,605,085	$4,278,028	$(758,262)	$22,880,982	$46,686,488
3,489,156	(2,594,929)	870,058	(3,205,796)	14,629,788	(7,469,402)
927,199	34,201,260	3,869,618	40,109,022	5,940,452	150,236,766
11,247,481	45,211,416	9,017,704	36,144,964	43,451,222	189,453,852

(1,970,330)	(3,009,522)	(59,677)	(2,639,242)	(5,867,164)	(8,890,448)
(3,666,392)	(5,688,137)	(107,153)	(2,721,815)	(7,355,654)	(13,369,457)
(1,884,593)	(1,785,297)	(426,591)	(5,766,482)	(5,145,610)	(8,078,881)
(4,615,335)	(7,395,374)	(489,232)	(7,350,706)	(23,148,678)	(35,566,444)
(188,061)	(151,074)	-	(13,509)	(22,243)	(11,690)
(12,324,711)	(18,029,404)	(1,082,653)	(18,491,754)	(41,539,349)	(65,916,920)

-	-	-	-	-	(1,503,365)
-	-	-	-	-	(2,186,504)
-	-	-	-	-	(1,298,007)
-	-	-	-	-	(5,654,273)
-	-	-	-	-	(3,315)
-	-	-	-	-	(10,645,464)

(545,675)	(688,495)	(3,784,042)	1,618,442	3,779,054	(2,425,432)
7,148,241	(16,473,896)	3,607,963	(2,846,533)	4,225,501	(58,117,337)
1,603,670	18,213,597	(3,837,511)	19,240,845	(1,232,666)	(29,425,183)
25,560,191	(20,032,832)	7,268,632	(25,764,276)	89,925,725	(39,947,287)
2,310,173	668,605	6,553	57,598	38,272	297,506
36,076,600	(18,313,021)	3,261,595	(7,693,924)	96,735,886	(129,617,733)
34,999,370	8,868,991	11,196,646	9,959,286	98,647,759	(16,726,265)

386,931,351	378,062,360	264,239,029	254,279,743	1,186,630,772	1,203,357,037
$421,930,721	$386,931,351	$275,435,675	$264,239,029	$1,285,278,531	$1,186,630,772
$5,131,384	$10,624,969	$3,164,558	$(30,817)	$16,353,366	$35,011,733

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Diversified Bond Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,120,019	$12,275,431
Net realized gain (loss) on investment transactions	3,913,007	(9,386,088)
Net change in unrealized appreciation (depreciation) on investments	2,341,948	45,212,036
Net increase (decrease) in net assets resulting from operations	12,374,974	48,101,379
Distributions to shareholders (Note 2):
From net investment income:
Class A	(2,270,729)	(2,237,587)
Class L	(7,108,947)	(7,624,280)
Class Y	(1,992,923)	(1,750,051)
Class S	(4,402,483)	(7,224,443)
Class N	(86,409)	(86,361)
Total distributions from net investment income	(15,861,491)	(18,922,722)
From net realized gains:
Class A	-	(91,578)
Class L	-	(296,254)
Class Y	-	(66,183)
Class S	-	(282,533)
Class N	-	(3,706)
Total distributions from net realized gains	-	(740,254)
Tax return of capital:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total tax return of capital	-	-
Net fund share transactions (Note 5):
Class A	2,303,393	3,712,196
Class L	550,713	(10,615,124)
Class Y	(2,604,516)	5,569,320
Class S	1,355,969	(71,947,951)
Class N	(1,467,247)	31,620
Increase (decrease) in net assets from fund share transactions	138,312	(73,249,939)
Total increase (decrease) in net assets	(3,348,205)	(44,811,536)
Net assets
Beginning of period	296,495,171	341,306,707
End of period	$293,146,966	$296,495,171
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$4,399,618	$14,141,090

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund		MassMutual Premier International Bond Fund		MassMutual Premier Balanced Fund
Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Period Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009

$7,121,905	$12,268,245	$386,833	$800,965	$1,368,385	$3,181,699
5,659,001	(16,725,564)	359,502	(1,206,455)	8,351,903	(20,456,665)
4,113,705	38,584,411	(2,193,129)	4,876,143	3,019,883	31,695,192
16,894,611	34,127,092	(1,446,794)	4,470,653	12,740,171	14,420,226

(2,700,194)	(2,694,011)	-	(18,271)	(138,253)	(229,094)
(349,535)	(330,635)	-	(11,744)	(46,340)	(58,421)
(3,842,808)	(5,013,563)	(8)	(11,890)	(47,794)	(56,517)
(5,910,034)	(5,593,021)	(18,643)	(2,447,770)	(2,707,304)	(3,935,905)
(53,181)	(52,789)	-	(11,195)	-	(2,829)
(12,855,752)	(13,684,019)	(18,651)	(2,500,870)	(2,939,691)	(4,282,766)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	(781)	-	-
-	-	-	(503)	-	-
-	-	-	(514)	-	-
-	-	-	(104,738)	-	-
-	-	-	(482)	-	-
-	-	-	(107,018)	-	-

1,200,913	8,271,624	408,774	375,472	2,139,548	(1,215,020)
761,962	920,380	(15,721)	12,247	(1,163,640)	96,784
(13,012,851)	(19,394,139)	(15,993)	12,404	1,637,482	(54,843)
3,063,736	20,663,830	1,151,499	2,172,187	(4,453,086)	(11,546,715)
82,634	111,429	(118,239)	11,677	(121,245)	4
(7,903,606)	10,573,124	1,410,320	2,583,987	(1,960,941)	(12,719,790)
(3,864,747)	31,016,197	(55,125)	4,446,752	7,839,539	(2,582,330)

181,105,823	150,089,626	28,851,365	24,404,613	120,364,892	122,947,222
$177,241,076	$181,105,823	$28,796,240	$28,851,365	$128,204,431	$120,364,892
$4,557,224	$10,291,071	$272,339	$(95,843)	$867,731	$2,439,037

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Value Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,095,651	$4,673,119
Net realized gain (loss) on investment transactions	13,623,925	(68,415,353)
Net change in unrealized appreciation (depreciation) on investments	10,755,860	94,564,071
Net increase (decrease) in net assets resulting from operations	25,475,436	30,821,837
Distributions to shareholders (Note 2):
From net investment income:
Class A	(256,297)	(220,262)
Class L	(537,389)	(639,646)
Class Y	(21,084)	(36,571)
Class S	(3,844,468)	(4,000,574)
Class N	(2,003)	(1,398)
Total distributions from net investment income	(4,661,241)	(4,898,451)
Net fund share transactions (Note 5):
Class A	(1,483,859)	(102,110)
Class L	(2,957,670)	(8,634,675)
Class Y	(55,560)	(781,135)
Class S	(8,542,961)	(18,979,098)
Class N	(27,859)	4,762
Increase (decrease) in net assets from fund share transactions	(13,067,909)	(28,492,256)
Total increase (decrease) in net assets	7,746,286	(2,568,870)
Net assets
Beginning of period	222,792,460	225,361,330
End of period	$230,538,746	$222,792,460
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$540,256	$4,105,846

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund		MassMutual Premier Enhanced Index Core Equity Fund		MassMutual Premier Main Street Fund
Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009

$2,404,929	$6,633,474	$99,102	$261,357	$950,361	$2,439,081
12,960,443	(103,237,241)	1,194,795	(5,138,436)	6,448,937	(60,512,766)
32,158,171	102,438,597	1,095,356	5,880,950	17,909,853	78,814,155
47,523,543	5,834,830	2,389,253	1,003,871	25,309,151	20,740,470

(185,075)	(344,302)	(65,956)	(114,316)	(88,035)	(134,984)
(1,239,561)	(1,986,451)	(12,372)	(33,132)	(497,012)	(715,559)
(1,263,365)	(2,282,517)	(136,171)	(261,569)	(939)	(1,167)
(3,023,250)	(5,498,935)	(8,790)	(11,999)	(1,650,773)	(2,161,044)
(3,307)	(5,043)	(3,021)	(11,159)	(519)	(2,256)
(5,714,558)	(10,117,248)	(226,310)	(432,175)	(2,237,278)	(3,015,010)

(1,271,680)	(1,011,791)	(931,597)	578,236	(602,375)	(2,140,998)
(3,270,810)	(1,123,236)	(980,605)	(337,605)	(2,729,159)	(6,819,376)
(13,771,035)	(3,626,583)	(73,224)	(1,343,472)	64	1
(6,704,025)	(19,208,070)	(36,763)	74,446	(10,589,702)	(6,743,114)
(68,293)	11,483	5,236	(141,060)	148,670	(96,502)
(25,085,843)	(24,958,197)	(2,016,953)	(1,169,455)	(13,772,502)	(15,799,989)
16,723,142	(29,240,615)	145,990	(597,759)	9,299,371	1,925,471

283,707,320	312,947,935	16,128,841	16,726,600	180,306,992	178,381,521
$300,430,462	$283,707,320	$16,274,831	$16,128,841	$189,606,363	$180,306,992
$1,371,136	$4,680,765	$55,515	$182,723	$495,977	$1,782,894

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Capital Appreciation Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$387,212	$1,710,065
Net realized gain (loss) on investment transactions	32,848,356	(144,209,954)
Net change in unrealized appreciation (depreciation) on investments	58,585,123	246,266,965
Net increase (decrease) in net assets resulting from operations	91,820,691	103,767,076
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-
Class L	(4,042)	-
Class Y	(20,710)	-
Class S	(1,243,528)	(451,904)
Class N	-	-
Total distributions from net investment income	(1,268,280)	(451,904)
Net fund share transactions (Note 5):
Class A	(39,674,545)	(21,031,330)
Class L	(26,663,159)	(7,435,062)
Class Y	(5,545,875)	(9,127,955)
Class S	(29,146,890)	(25,261,596)
Class N	(340,220)	76,835
Increase (decrease) in net assets from fund share transactions	(101,370,689)	(62,779,108)
Total increase (decrease) in net assets	(10,818,278)	40,536,064
Net assets
Beginning of period	714,258,839	673,722,775
End of period	$703,440,561	$714,258,839
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$107,017	$988,085

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund		MassMutual Premier Discovery Value Fund
Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009

$938,613	$1,999,723	$9,583	$100,469
11,829,933	(38,687,534)	4,382,917	(14,516,962)
15,938,615	62,557,130	5,386,627	23,532,692
28,707,161	25,869,319	9,779,127	9,116,199

(29,293)	(19,714)	-	(1,017)
(632,328)	(509,958)	(2,501)	(13,263)
(540,221)	(456,924)	(7,776)	(25,811)
(729,267)	(796,944)	(69,666)	(88,452)
-	(219)	-	-
(1,931,109)	(1,783,759)	(79,943)	(128,543)

(393,286)	416,964	(1,946,734)	416,717
(4,013,499)	(1,036,384)	(189,538)	(96,339)
(7,309,375)	995,086	26,398	(1,088,715)
8,838,324	(14,247,033)	(554,622)	6,458,935
(104,125)	-	(231,664)	72,695
(2,981,961)	(13,871,367)	(2,896,160)	5,763,293
23,794,091	10,214,193	6,803,024	14,750,949

175,755,923	165,541,730	51,184,289	36,433,340
$199,550,014	$175,755,923	$57,987,313	$51,184,289
$475,520	$1,468,016	$(59,550)	$10,810

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Main Street Small Cap Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$278,722	$564,769
Net realized gain (loss) on investment transactions	5,021,942	(28,775,283)
Net change in unrealized appreciation (depreciation) on investments	13,500,548	40,130,532
Net increase (decrease) in net assets resulting from operations	18,801,212	11,920,018
Distributions to shareholders (Note 2):
From net investment income:
Class A	(25,029)	(7,110)
Class L	(168,309)	(123,810)
Class Y	(1,349)	-
Class S	(325,636)	(280,046)
Class N	(242)	-
Total distributions from net investment income	(520,565)	(410,966)
From net realized gains:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net realized gains	-	-
Net fund share transactions (Note 5):
Class A	1,407,397	1,141,698
Class L	(3,152,731)	(7,950,061)
Class Y	11,388	155,344
Class S	(7,334,041)	(13,615,396)
Class N	1,703	56,322
Increase (decrease) in net assets from fund share transactions	(9,066,284)	(20,212,093)
Total increase (decrease) in net assets	9,214,363	(8,703,041)
Net assets
Beginning of period	81,231,707	89,934,748
End of period	$90,446,070	$81,231,707
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$114,855	$356,698

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund		MassMutual Premier Global Fund
Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009

$614,018	$1,007,038	$2,146,970	$4,048,823
8,252,802	(57,476,733)	1,640,030	(22,370,462)
35,611,943	78,855,091	43,404,446	105,099,823
44,478,763	22,385,396	47,191,446	86,778,184

(139,978)	-	(278,691)	(203,963)
(22,305)	(14,832)	(1,462,011)	(1,537,964)
(4,635)	(390)	(43,661)	(48,329)
(720,893)	(534,310)	(2,511,404)	(2,701,059)
-	-	(4,961)	(4,389)
(887,811)	(549,532)	(4,300,728)	(4,495,704)

-	-	-	(1,078,606)
-	-	-	(5,440,749)
-	-	-	(147,074)
-	-	-	(7,170,028)
-	-	-	(23,361)
-	-	-	(13,859,818)

(1,664,861)	(12,682,259)	2,379,971	1,095,778
(261,115)	(290,688)	(12,265,010)	(14,954,992)
426,940	230,651	1,844,069	(641,073)
(490,277)	(3,506,700)	(3,641,954)	(16,454,573)
(61,763)	-	(31,735)	105,433
(2,051,076)	(16,248,996)	(11,714,659)	(30,849,427)
41,539,876	5,586,868	31,176,059	37,573,235

182,535,628	176,948,760	389,806,856	352,233,621
$224,075,504	$182,535,628	$420,982,915	$389,806,856

$166,629	$440,422	$1,146,021	$3,299,779

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier International Equity Fund
	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,580,835	$6,984,574
Net realized gain (loss) on investment transactions	(5,949,753)	(20,996,498)
Net change in unrealized appreciation (depreciation) on investments	56,406,171	188,045,298
Net increase (decrease) in net assets resulting from operations	53,037,253	174,033,374
Distributions to shareholders (Note 2):
From net investment income:
Class A	(291,332)	-
Class L	(403,986)	(50,610)
Class Y	(276,125)	(56,372)
Class S	(5,467,548)	(1,591,608)
Class N	-	-
Total distributions from net investment income	(6,438,991)	(1,698,590)
From net realized gains:
Class A	-	(3,078,112)
Class L	-	(4,012,256)
Class Y	-	(1,623,639)
Class S	-	(35,201,195)
Class N	-	(12,661)
Total distributions from net realized gains	-	(43,927,863)
Net fund share transactions (Note 5):
Class A	(1,637,069)	(48,071)
Class L	(11,348,641)	(7,202,852)
Class Y	(2,491,948)	3,592,688
Class S	(13,389,768)	432,588
Class N	(200,162)	129
Increase (decrease) in net assets from fund share transactions	(29,067,588)	(3,225,518)
Total increase (decrease) in net assets	17,530,674	125,181,403
Net assets
Beginning of period	696,849,540	571,668,137
End of period	$714,380,214	$696,849,540
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(410,988)	$3,447,168

* Fund commenced operations on November 3, 2008.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund		MassMutual Premier Strategic Emerging Markets Fund
Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Period Ended October 31, 2009*

$328,056	$1,811,121	$(24,210)	$723,852
3,413,703	(18,324,875)	7,444,321	12,188,725
(531,574)	42,242,728	3,752,984	25,669,931
3,210,185	25,728,974	11,173,095	38,582,508

(1,210,644)	(186,185)	(1,462)	-
(682,096)	(69,703)	(223,330)	-
(278,403)	(76,601)	(1,313)	(1)
(1,685,855)	(291,890)	(499,490)	(4,336)
(25,652)	(2,508)	-	-
(3,882,650)	(626,887)	(725,595)	(4,337)

-	-	(37,745)	-
-	-	(4,299,030)	-
-	-	(22,777)	-
-	-	(7,871,363)	-
-	-	-	-
-	-	(12,230,915)	-

682,295	86,813	41,130	144,106
(1,116,522)	6,565,078	14,201,299	16,275,429
209,029	329,694	24,090	100,101
(15,260,705)	11,463,566	9,154,006	33,937,754
(88,125)	110,709	(179,690)	100,100
(15,574,028)	18,555,860	23,240,835	50,557,490
(16,246,493)	43,657,947	21,457,420	89,135,661

108,008,370	64,350,423	89,135,661	-
$91,761,877	$108,008,370	$110,593,081	$89,135,661

$(1,771,097)	$1,783,497	$(24,901)	$724,904

MassMutual Premier Inflation–Protected and Income Fund

Statement of Cash Flows
For the six months ended April 30, 2010 (Unaudited)

MassMutual Premier Inflation-Protected and Income Fund
Cash flows from operating activities:
Net increase in net assets resulting from operations	$9,017,704
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(61,277,083)
Investments sold	52,515,200
(Purchase) Sale of short-term investments, net	(30,414,622)
Amortization (accretion) of discount and premium, net	(881,225)
(Increase) Decrease in dividend interest receivable	(58,175)
(Increase) Decrease in investment adviser receivable	282
Increase (Decrease) in payable for interest for reverse repurchase agreements	(20,572)
Increase (Decrease) in payable for Trustees' fees and expenses	1,041
Increase (Decrease) in payable for investment management fees	1,916
Increase (Decrease) in payable for administration fees	(11)
Increase (Decrease) in payable for service fees	(705)
Increase (Decrease) in payable for distribution fees	1
Increase (Decrease) in payable for accrued expenses and other liabilities	(7,169)
Net change in unrealized (appreciation) depreciation on investments	(3,869,618)
Net realized (gain) loss from investments	(870,058)
Net cash from (used in) operating activities	(35,863,094)

Cash flows from (used in) financing activities:
Proceeds from shares sold	46,331,824
Payment on shares redeemed	(44,121,243)
Proceeds from reverse repurchase agreements	45,347,902
Repayment of reverse repurchase agreements	(11,695,389)
Net cash from (used in) financing activities	35,863,094

Net increase (decrease) in cash	-
Cash at beginning of year	-
Cash at end of year	$-

Non cash financing activities not included herein consist of reinvestment of all distributions of:	$1,802,650
Cash paid out for interest on reverse repurchase agreements	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.00	†	0.02		0.04	0.04	0.02
Net realized and unrealized gain (loss) on investments	0.00	†	(0.00	) †	(0.00	) †	-	-	-
Total income (loss) from investment operations	0.00	†	0.00	†	0.02		0.04	0.04	0.02
Less distributions to shareholders:
From net investment income	(0.00	) †	(0.00	) †	(0.02)		(0.04)	(0.04)	(0.02)
Tax return of capital	-		-		(0.00	) †	-	-	-
Total distributions	(0.00	) †	(0.00	) †	(0.02)		(0.04)	(0.04)	(0.02)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return ^	0.00%	**††	0.28%		2.33%		4.59%	4.09%	2.09%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$220,834		$270,497		$291,735		$281,270	$187,991	$90,342
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%	*	0.99%		0.98%		0.96%	0.98%	0.95%
After expense waiver	0.24%	*#	0.57%	#	0.78%	#	0.77% #	0.77% #	0.77% #
Net investment income (loss) to average daily net assets	0.00%	*††	0.28%		2.30%		4.50%	4.11%	2.07%

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.00	†	0.03		0.05	0.04	0.02
Net realized and unrealized gain (loss) on investments	0.00	†	(0.00	) †	(0.00	) †	-	-	-
Total income (loss) from investment operations	0.00	†	0.00	†	0.03		0.05	0.04	0.02
Less distributions to shareholders:
From net investment income	(0.00	) †	(0.00	) †	(0.03)		(0.05)	(0.04)	(0.02)
Tax return of capital	-		-		(0.00	) †	-	-	-
Total distributions	(0.00	) †	(0.00	) †	(0.03)		(0.05)	(0.04)	(0.02)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return ^	0.00%	**††	0.35%		2.54%		4.81%	4.32%	2.31%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$202,485		$197,503		$231,584		$213,690	$111,314	$76,384
Ratio of expenses to average daily net assets:
Before expense waiver	0.56%	*	0.60%		0.58%		0.56%	0.58%	0.55%
After expense waiver	0.24%	*#	0.50%	#	0.58%	##	0.55% #	0.55% #	0.55% ##
Net investment income (loss) to average daily net assets	0.00%	*††	0.38%		2.47%		4.71%	4.31%	2.20%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.00	†	0.03		0.05	0.04	0.02
Net realized and unrealized gain (loss) on investments	0.00	†	(0.00	) †	(0.00	) †	-	-	-
Total income (loss) from investment operations	0.00	†	0.00	†	0.03		0.05	0.04	0.02
Less distributions to shareholders:
From net investment income	(0.00	) †	(0.00	) †	(0.03)		(0.05)	(0.04)	(0.02)
Tax return of capital	-		-		(0.00	) †	-	-	-
Total distributions	(0.00	) †	(0.00	) †	(0.03)		(0.05)	(0.04)	(0.02)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return ^	0.00%	**††	0.40%		2.64%		4.92%	4.42%	2.42%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$237,103		$299,832		$323,136		$258,751	$249,221	$214,152
Ratio of expenses to average daily net assets:
Before expense waiver	0.46%	*	0.49%		0.48%		0.46%	0.48%	0.45%
After expense waiver	0.24%	*#	0.45%	#	0.48%	##	0.45% #	0.45% #	0.45% ##
Net investment income (loss) to average daily net assets	0.00%	*††	0.41%		2.55%		4.81%	4.36%	2.36%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short–Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.48		$9.65	$10.35	$10.23	$10.21	$10.52
Income (loss) from investment operations:
Net investment income (loss) ***	0.16		0.36	0.36	0.44	0.39	0.32
Net realized and unrealized gain (loss) on investments	0.12		0.93	(0.53)	0.11	0.01	(0.23)
Total income (loss) from investment operations	0.28		1.29	(0.17)	0.55	0.40	0.09
Less distributions to shareholders:
From net investment income	(0.30)		(0.46)	(0.53)	(0.43)	(0.38)	(0.37)
From net realized gains	-		-	-	-	-	(0.03)
Total distributions	(0.30)		(0.46)	(0.53)	(0.43)	(0.38)	(0.40)
Net asset value, end of period	$10.46		$10.48	$9.65	$10.35	$10.23	$10.21
Total Return ^,^^	2.76%	**	13.99%	(1.73% )	5.55%	4.09%	0.88%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$67,317		$68,067	$63,490	$64,506	$73,351	$64,617
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	*	1.01%	1.00%	1.00%	1.00%	0.99%
After expense waiver	0.93%	*#	0.94% #	0.93% #	0.92% #	0.92% #	0.92% #
Net investment income (loss) to average daily net assets	3.18%	*	3.67%	3.59%	4.37%	3.91%	3.17%
Portfolio turnover rate	145%	**	232%	140%	332%	156%	114%

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.52		$9.68	$10.38	$10.26	$10.23	$10.53
Income (loss) from investment operations:
Net investment income (loss) ***	0.18		0.39	0.39	0.47	0.42	0.35
Net realized and unrealized gain (loss) on investments	0.11		0.93	(0.53)	0.10	0.02	(0.23)
Total income (loss) from investment operations	0.29		1.32	(0.14)	0.57	0.44	0.12
Less distributions to shareholders:
From net investment income	(0.33)		(0.48)	(0.56)	(0.45)	(0.41)	(0.39)
From net realized gains	-		-	-	-	-	(0.03)
Total distributions	(0.33)		(0.48)	(0.56)	(0.45)	(0.41)	(0.42)
Net asset value, end of period	$10.48		$10.52	$9.68	$10.38	$10.26	$10.23
Total Return ^	2.81%	**	14.19%	(1.35% )	5.74%	4.41%	1.20%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$121,505		$114,790	$123,378	$173,954	$174,021	$196,942
Ratio of expenses to average daily net assets:
Before expense waiver	0.75%	*	0.76%	0.75%	0.75%	0.75%	0.74%
After expense waiver	0.68%	*#	0.69% #	0.68% #	0.67% #	0.67% #	0.67% #
Net investment income (loss) to average daily net assets	3.43%	*	4.01%	3.88%	4.60%	4.14%	3.44%
Portfolio turnover rate	145%	**	232%	140%	332%	156%	114%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short–Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.58		$9.74	$10.42	$10.30	$10.27	$10.58
Income (loss) from investment operations:
Net investment income (loss) ***	0.18		0.39	0.40	0.48	0.43	0.36
Net realized and unrealized gain (loss) on investments	0.12		0.95	(0.52)	0.10	0.02	(0.24)
Total income (loss) from investment operations	0.30		1.34	(0.12)	0.58	0.45	0.12
Less distributions to shareholders:
From net investment income	(0.34)		(0.50)	(0.56)	(0.46)	(0.42)	(0.40)
From net realized gains	-		-	-	-	-	(0.03)
Total distributions	(0.34)		(0.50)	(0.56)	(0.46)	(0.42)	(0.43)
Net asset value, end of period	$10.54		$10.58	$9.74	$10.42	$10.30	$10.27
Total Return ^	2.89%	**	14.36%	(1.29% )	5.86%	4.48%	1.17%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$57,934		$56,552	$34,550	$55,094	$80,419	$68,287
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	*	0.61%	0.60%	0.60%	0.60%	0.59%
After expense waiver	N/A		N/A	0.60% ##	0.59% #	0.59% #	0.59% ##
Net investment income (loss) to average daily net assets	3.50%	*	3.90%	3.95%	4.77%	4.24%	3.48%
Portfolio turnover rate	145%	**	232%	140%	332%	156%	114%

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.64		$9.79	$10.49	$10.37	$10.34	$10.64
Income (loss) from investment operations:
Net investment income (loss) ***	0.19		0.41	0.40	0.49	0.44	0.37
Net realized and unrealized gain (loss) on investments	0.11		0.94	(0.53)	0.10	0.01	(0.24)
Total income (loss) from investment operations	0.30		1.35	(0.13)	0.59	0.45	0.13
Less distributions to shareholders:
From net investment income	(0.34)		(0.50)	(0.57)	(0.47)	(0.42)	(0.40)
From net realized gains	-		-	-	-	-	(0.03)
Total distributions	(0.34)		(0.50)	(0.57)	(0.47)	(0.42)	(0.43)
Net asset value, end of period	$10.60		$10.64	$9.79	$10.49	$10.37	$10.34
Total Return ^	2.90%	**	14.34%	(1.23% )	5.88%	4.51%	1.33%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$168,489		$143,114	$153,218	$196,525	$184,830	$157,275
Ratio of expenses to average daily net assets:
Before expense waiver	0.55%	*	0.56%	0.55%	0.55%	0.55%	0.54%
After expense waiver	N/A		N/A	0.55% ##	0.54% #	0.54% #	0.54% ##
Net investment income (loss) to average daily net assets	3.56%	*	4.13%	3.97%	4.75%	4.29%	3.54%
Portfolio turnover rate	145%	**	232%	140%	332%	156%	114%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short–Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.42		$9.58	$10.31	$10.20	$10.16	$10.47
Income (loss) from investment operations:
Net investment income (loss) ***	0.15		0.33	0.33	0.39	0.36	0.24
Net realized and unrealized gain (loss) on investments	0.11		0.93	(0.52)	0.12	0.03	(0.19)
Total income (loss) from investment operations	0.26		1.26	(0.19)	0.51	0.39	0.05
Less distributions to shareholders:
From net investment income	(0.30)		(0.42)	(0.54)	(0.40)	(0.35)	(0.33)
From net realized gains	-		-	-	-	-	(0.03)
Total distributions	(0.30)		(0.42)	(0.54)	(0.40)	(0.35)	(0.36)
Net asset value, end of period	$10.38		$10.42	$9.58	$10.31	$10.20	$10.16
Total Return ^,^^	2.56%	**	13.72%	(2.02% )	5.25%	3.74%	0.62%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,686		$4,408	$3,426	$4,006	$103	$103
Ratio of expenses to average daily net assets:
Before expense waiver	1.30%	*	1.31%	1.30%	1.30%	1.30%	1.29%
After expense waiver	1.23%	*#	1.24% #	1.23% #	1.22% #	1.22% #	1.22% #
Net investment income (loss) to average daily net assets	2.88%	*	3.38%	3.28%	3.80%	3.61%	2.39%
Portfolio turnover rate	145%	**	232%	140%	332%	156%	114%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation–Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.13		$9.38		$10.39	$10.19	$10.51	$10.60
Income (loss) from investment operations:
Net investment income (loss) ***	0.15		(0.04)		0.57	0.25	0.45	0.69
Net realized and unrealized gain (loss) on investments	0.19		1.52		(1.04)	0.28	(0.24)	(0.48)
Total income (loss) from investment operations	0.34		1.48		(0.47)	0.53	0.21	0.21
Less distributions to shareholders:
From net investment income	(0.02)		(0.73)		(0.54)	(0.33)	(0.52)	(0.29)
From net realized gains	-		-		-	-	(0.01)	(0.01)
Total distributions	(0.02)		(0.73)		(0.54)	(0.33)	(0.53)	(0.30)
Net asset value, end of period	$10.45		$10.13		$9.38	$10.39	$10.19	$10.51
Total Return ^,^^	3.31%	**	16.40%		(5.00% )	5.44%	2.07%	1.95%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$35,970		$38,645		$34,282	$29,868	$20,591	$15,983
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	1.05%	*	1.05%(a	)	1.04%	1.04%	1.04%	1.04%
After expense waiver ‡‡	0.95%	*#	0.95%#(a	)	0.94% #	1.00% #	N/A	N/A
Interest expense to average daily net assets ‡‡‡	0.13%	*	0.07%		N/A	N/A	N/A	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	1.18%	*	1.12%		N/A	N/A	N/A	N/A
After expense waiver ##	1.08%	*#	1.02%	#	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	2.94%	*	(0.42%(a	) )	5.46%	2.52%	4.50%	6.52%
Portfolio turnover rate	17%	**	35%		17%	17%	4%	7%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Includes interest expense.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
‡‡ Excludes interest expense.

‡‡‡

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses in the Statement of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statement of Operations.

(a) Ratios/Supplemental Data were incorrectly calculated in the Fund's Annual Report on Form N-CSR. The following table highlights the data as originally filed and as corrected:

Ratio of expenses to average daily net assets:	As originally filed	As corrected
Before expense waiver‡‡	1.09%	1.05%
After expense waiver‡‡	0.99%#	0.95%#
Net investment income (loss) to average daily net assets	(0.45%)	(0.42%)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation–Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.25		$9.47		$10.49	$10.28	$10.59	$10.66
Income (loss) from investment operations:
Net investment income (loss) ***	0.16		(0.05)		0.59	0.45	0.46	0.46
Net realized and unrealized gain (loss) on investments	0.19		1.56		(1.06)	0.11	(0.23)	(0.23)
Total income (loss) from investment operations	0.35		1.51		(0.47)	0.56	0.23	0.23
Less distributions to shareholders:
From net investment income	(0.03)		(0.73)		(0.55)	(0.35)	(0.53)	(0.29)
From net realized gains	-		-		-	-	(0.01)	(0.01)
Total distributions	(0.03)		(0.73)		(0.55)	(0.35)	(0.54)	(0.30)
Net asset value, end of period	$10.57		$10.25		$9.47	$10.49	$10.28	$10.59
Total Return ^	3.41%	**	16.63%		(4.92% )	5.68%	2.29%	2.22%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$41,582		$36,760		$36,903	$63,394	$5,232	$4,977
Net expenses to average daily net assets ‡‡	0.80%	*	0.80%(a	)	0.79%	0.79%	0.79%	0.79%
Interest expense to average daily net assets ‡‡‡	0.13%	*	0.07%		N/A	N/A	N/A	N/A
Net expenses to average daily net assets ##	0.93%	*	0.87%		N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	3.11%	*	(0.53%(a	) )	5.56%	4.50%	4.52%	4.32%
Portfolio turnover rate	17%	**	35%		17%	17%	4%	7%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
## Includes interest expense.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

‡‡ Excludes interest expense.

‡‡‡

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses in the Statement of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statement of Operations.

(a) Ratios/Supplemental Data were incorrectly calculated in the Fund's Annual Report on Form N-CSR. The following table highlights the data as originally filed and as corrected:

	As originally filed	As corrected
Net expenses to average daily net assets‡‡	0.82%	0.80%
Net investment income (loss) to average daily net assets	(0.54%)	(0.53%)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation–Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.27		$9.50		$10.52	$10.31	$10.61	$10.67
Income (loss) from investment operations:
Net investment income (loss) ***	0.17		(0.02)		0.61	0.30	0.49	0.56
Net realized and unrealized gain (loss) on investments	0.19		1.55		(1.06)	0.28	(0.23)	(0.31)
Total income (loss) from investment operations	0.36		1.53		(0.45)	0.58	0.26	0.25
Less distributions to shareholders:
From net investment income	(0.05)		(0.76)		(0.57)	(0.37)	(0.55)	(0.30)
From net realized gains	-		-		-	-	(0.01)	(0.01)
Total distributions	(0.05)		(0.76)		(0.57)	(0.37)	(0.56)	(0.31)
Net asset value, end of period	$10.58		$10.27		$9.50	$10.52	$10.31	$10.61
Total Return ^	3.47%	**	16.74%		(4.77% )	5.85%	2.53%	2.32%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$95,019		$96,117		$71,147	$71,072	$85,267	$79,985
Net expenses to average daily net assets ‡‡	0.65%	*	0.65%(a	)	0.64%	0.64%	0.64%	0.64%
Interest expense to average daily net assets ‡‡‡	0.13%	*	0.07%		N/A	N/A	N/A	N/A
Net expenses to average daily net assets ##	0.78%	*	0.72%		N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	3.25%	*	(0.24%(a	) )	5.76%	3.01%	4.81%	5.27%
Portfolio turnover rate	17%	**	35%		17%	17%	4%	7%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
## Includes interest expense.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

‡‡ Excludes interest expense.

‡‡‡

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses in the Statement of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statement of Operations.

(a) Ratios/Supplemental Data were incorrectly calculated in the Fund's Annual Report on Form N-CSR. The following table highlights the data as originally filed and as corrected:

	As originally filed	As corrected
Net expenses to average daily net assets‡‡	0.64%	0.65%
Net investment income (loss) to average daily net assets	(0.23%)	(0.24%)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation–Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.29		$9.51		$10.53	$10.33	$10.63	$10.68
Income (loss) from investment operations:
Net investment income (loss) ***	0.17		(0.03)		0.62	0.32	0.50	0.56
Net realized and unrealized gain (loss) on investments	0.19		1.58		(1.06)	0.26	(0.23)	(0.30)
Total income (loss) from investment operations	0.36		1.55		(0.44)	0.58	0.27	0.26
Less distributions to shareholders:
From net investment income	(0.05)		(0.77)		(0.58)	(0.38)	(0.56)	(0.30)
From net realized gains	-		-		-	-	(0.01)	(0.01)
Total distributions	(0.05)		(0.77)		(0.58)	(0.38)	(0.57)	(0.31)
Net asset value, end of period	$10.60		$10.29		$9.51	$10.53	$10.33	$10.63
Total Return ^	3.54%	**	16.82%		(4.58% )	5.86%	2.63%	2.49%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$102,590		$92,457		$111,763	$196,517	$197,648	$141,438
Net expenses to average daily net assets ‡‡	0.55%	*	0.56%(a	)	0.54%	0.54%	0.54%	0.54%
Interest expense to average daily net assets ‡‡‡	0.13%	*	0.07%		N/A	N/A	N/A	N/A
Net expenses to average daily net assets ##	0.68%	*	0.63%		N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	3.33%	*	(0.29%(a	) )	5.85%	3.18%	4.95%	5.24%
Portfolio turnover rate	17%	**	35%		17%	17%	4%	7%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
## Includes interest expense.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

‡‡ Excludes interest expense.

‡‡‡

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses in the Statement of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statement of Operations.

(a) Ratios/Supplemental Data were incorrectly calculated in the Fund's Annual Report on Form N-CSR. The following table highlights the data as originally filed and as corrected:

	As originally filed	As corrected
Net expenses to average daily net assets‡‡	0.54%	0.56%
Net investment income (loss) to average daily net assets	(0.27%)	(0.29%)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation–Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.20		$9.43		$10.44	$10.25	$10.55	$10.61
Income (loss) from investment operations:
Net investment income (loss) ***	0.13		(0.03)		0.54	0.22	0.41	0.48
Net realized and unrealized gain (loss) on investments	0.20		1.49		(1.05)	0.29	(0.23)	(0.31)
Total income (loss) from investment operations	0.33		1.46		(0.51)	0.51	0.18	0.17
Less distributions to shareholders:
From net investment income	-		(0.69)		(0.50)	(0.32)	(0.47)	(0.22)
From net realized gains	-		-		-	-	(0.01)	(0.01)
Total distributions	-		(0.69)		(0.50)	(0.32)	(0.48)	(0.23)
Net asset value, end of period	$10.53		$10.20		$9.43	$10.44	$10.25	$10.55
Total Return ^,^^	3.24%	**	16.05%		(5.32% )	5.17%	1.77%	1.60%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$275		$260		$185	$234	$212	$113
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	1.35%	*	1.35%(a	)	1.34%	1.34%	1.35%	1.34%
After expense waiver ‡‡	1.25%	*#	1.25%#(a	)	1.24% #	1.30% #	N/A	N/A
Interest expense to average daily net assets ‡‡‡	0.13%	*	0.07%		N/A	N/A	N/A	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	1.48%	*	1.42%		N/A	N/A	N/A	N/A
After expense waiver ##	1.38%	*#	1.32%	#	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	2.63%	*	(0.24%(a	) )	5.13%	2.24%	4.00%	4.49%
Portfolio turnover rate	17%	**	35%		17%	17%	4%	7%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Includes interest expense.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
‡‡ Excludes interest expense.

‡‡‡

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses in the Statement of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statement of Operations.

(a) Ratios/Supplemental Data were incorrectly calculated in the Fund's Annual Report on Form N-CSR. The following table highlights the data as originally filed and as corrected:

Ratio of expenses to average daily net assets:	As originally filed	As corrected
Before expense waiver‡‡	1.41%	1.35%
After expense waiver‡‡	1.31%#	1.25%#
Net investment income (loss) to average daily net assets	(0.29%)	(0.24%)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$11.07		$9.99	$10.97	$10.87	$10.88	$10.88
Income (loss) from investment operations:
Net investment income (loss) ***	0.19		0.40	0.43	0.47	0.44	0.39
Net realized and unrealized gain (loss) on investments	0.18		1.32	(0.83)	0.08	0.02	(0.32)
Total income (loss) from investment operations	0.37		1.72	(0.40)	0.55	0.46	0.07
Less distributions to shareholders:
From net investment income	(0.36)		(0.55)	(0.58)	(0.45)	(0.47)	(0.07)
From net realized gains	-		(0.09)	-	-	-	-
Total distributions	(0.36)		(0.64)	(0.58)	(0.45)	(0.47)	(0.07)
Net asset value, end of period	$11.08		$11.07	$9.99	$10.97	$10.87	$10.88
Total Return ^,^^	3.43%	**	18.13%	(3.90% )	5.23%	4.31%	0.64%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$183,309		$179,142	$164,141	$183,196	$217,383	$239,708
Ratio of expenses to average daily net assets:
Before expense waiver	1.04%	*	1.05%	1.04%	1.04%	1.04%	1.03%
After expense waiver	0.96%	*#	0.97% #	0.96% #	0.96% #	0.96% #	0.95% #
Net investment income (loss) to average daily net assets	3.52%	*	3.88%	4.06%	4.39%	4.13%	3.62%
Portfolio turnover rate	209%	**	333%	263%	394%	197%	219%

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$11.15		$10.06	$11.04	$10.94	$10.95	$10.94
Income (loss) from investment operations:
Net investment income (loss) ***	0.21		0.43	0.47	0.50	0.47	0.42
Net realized and unrealized gain (loss) on investments	0.18		1.33	(0.84)	0.08	0.01	(0.33)
Total income (loss) from investment operations	0.39		1.76	(0.37)	0.58	0.48	0.09
Less distributions to shareholders:
From net investment income	(0.39)		(0.58)	(0.61)	(0.48)	(0.49)	(0.08)
From net realized gains	-		(0.09)	-	-	-	-
Total distributions	(0.39)		(0.67)	(0.61)	(0.48)	(0.49)	(0.08)
Net asset value, end of period	$11.15		$11.15	$10.06	$11.04	$10.94	$10.95
Total Return ^	3.56%	**	18.41%	(3.63% )	5.49%	4.55%	0.79%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$215,540		$211,250	$249,701	$368,954	$425,017	$385,684
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	*	0.80%	0.79%	0.79%	0.79%	0.79%
After expense waiver	0.71%	*#	0.72% #	0.71% #	0.71% #	0.71% #	0.71% #
Net investment income (loss) to average daily net assets	3.77%	*	4.19%	4.34%	4.64%	4.37%	3.86%
Portfolio turnover rate	209%	**	333%	263%	394%	197%	219%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$11.21		$10.12	$11.08	$10.98	$10.99	$10.97
Income (loss) from investment operations:
Net investment income (loss) ***	0.21		0.44	0.48	0.51	0.48	0.43
Net realized and unrealized gain (loss) on investments	0.19		1.32	(0.83)	0.08	0.01	(0.33)
Total income (loss) from investment operations	0.40		1.76	(0.35)	0.59	0.49	0.10
Less distributions to shareholders:
From net investment income	(0.39)		(0.58)	(0.61)	(0.49)	(0.50)	(0.08)
From net realized gains	-		(0.09)	-	-	-	-
Total distributions	(0.39)		(0.67)	(0.61)	(0.49)	(0.50)	(0.08)
Net asset value, end of period	$11.22		$11.21	$10.12	$11.08	$10.98	$10.99
Total Return ^	3.70%	**	18.40%	(3.36% )	5.56%	4.60%	0.90%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$143,614		$144,757	$160,857	$202,008	$212,477	$214,159
Ratio of expenses to average daily net assets:
Before expense waiver	0.64%	*	0.65%	0.64%	0.64%	0.64%	0.64%
After expense waiver	N/A		N/A	0.64% ##	0.64% ##	0.64% ##	0.64% ##
Net investment income (loss) to average daily net assets	3.84%	*	4.24%	4.41%	4.71%	4.44%	3.93%
Portfolio turnover rate	209%	**	333%	263%	394%	197%	219%

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$11.26		$10.16	$11.14	$11.04	$11.04	$11.02
Income (loss) from investment operations:
Net investment income (loss) ***	0.21		0.45	0.48	0.52	0.48	0.44
Net realized and unrealized gain (loss) on investments	0.19		1.33	(0.84)	0.07	0.03	(0.34)
Total income (loss) from investment operations	0.40		1.78	(0.36)	0.59	0.51	0.10
Less distributions to shareholders:
From net investment income	(0.40)		(0.59)	(0.62)	(0.49)	(0.51)	(0.08)
From net realized gains	-		(0.09)	-	-	-	-
Total distributions	(0.40)		(0.68)	(0.62)	(0.49)	(0.51)	(0.08)
Net asset value, end of period	$11.26		$11.26	$10.16	$11.14	$11.04	$11.04
Total Return ^	3.64%	**	18.53%	(3.48% )	5.57%	4.64%	1.00%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$742,061		$650,768	$628,314	$779,239	$861,000	$828,275
Ratio of expenses to average daily net assets:
Before expense waiver	0.59%	*	0.60%	0.59%	0.59%	0.59%	0.59%
After expense waiver	N/A		N/A	0.59% ##	0.59% ##	0.59% ##	0.59% ##
Net investment income (loss) to average daily net assets	3.89%	*	4.26%	4.43%	4.77%	4.49%	3.98%
Portfolio turnover rate	209%	**	333%	263%	394%	197%	219%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Year Ended 10/31/05
Net asset value, beginning of period	$11.23		$9.95	$10.92	$10.73	$10.76		$10.79
Income (loss) from investment operations:
Net investment income (loss) ***	0.18		0.36	0.43	0.42	0.40		0.36
Net realized and unrealized gain (loss) on investments	0.20		1.34	(0.83)	0.09	0.00	†	(0.33)
Total income (loss) from investment operations	0.38		1.70	(0.40)	0.51	0.40		0.03
Less distributions to shareholders:
From net investment income	(0.34)		(0.33)	(0.57)	(0.32)	(0.43)		(0.06)
From net realized gains	-		(0.09)	-	-	-		-
Total distributions	(0.34)		(0.42)	(0.57)	(0.32)	(0.43)		(0.06)
Net asset value, end of period	$11.27		$11.23	$9.95	$10.92	$10.73		$10.76
Total Return ^,^^	3.42%	**	17.65%	(3.86% )	4.91%	3.86%		0.30%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$755		$714	$344	$4,244	$377		$1,367
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%	*	1.37%	1.37%	1.36%	1.36%		1.36%
After expense waiver	1.28%	*#	1.29% #	1.28% #	1.28% #	1.28%	#	1.28% #
Net investment income (loss) to average daily net assets	3.18%	*	3.46%	4.04%	3.89%	3.77%		3.30%
Portfolio turnover rate	209%	**	333%	263%	394%	197%		219%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.76		$9.72	$10.97	$10.85	$10.75	$11.07
Income (loss) from investment operations:
Net investment income (loss) ***	0.21		0.37	0.45	0.48	0.44	0.39
Net realized and unrealized gain (loss) on investments	0.22		1.28	(1.09)	0.09	0.05	(0.30)
Total income (loss) from investment operations	0.43		1.65	(0.64)	0.57	0.49	0.09
Less distributions to shareholders:
From net investment income	(0.55)		(0.59)	(0.57)	(0.45)	(0.39)	(0.36)
From net realized gains	-		(0.02)	(0.04)	-	-	(0.05)
Total distributions	(0.55)		(0.61)	(0.61)	(0.45)	(0.39)	(0.41)
Net asset value, end of period	$10.64		$10.76	$9.72	$10.97	$10.85	$10.75
Total Return ^,^^	4.10%	**	17.93%	(6.16% )	5.40%	4.72%	0.83%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$45,993		$44,121	$36,268	$44,028	$33,904	$38,218
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	*	1.16%	1.16%	1.16%	1.15%	1.15%
After expense waiver	1.01%	*#	1.01% #	1.00% #	0.99% #	0.99% #	0.99% #
Net investment income (loss) to average daily net assets	3.96%	*	3.75%	4.27%	4.52%	4.13%	3.61%
Portfolio turnover rate	209%	**	322%	282%	427%	208%	137%

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.70		$9.67	$10.91	$10.80	$10.71	$11.02
Income (loss) from investment operations:
Net investment income (loss) ***	0.22		0.42	0.47	0.50	0.48	0.41
Net realized and unrealized gain (loss) on investments	0.22		1.25	(1.08)	0.08	0.03	(0.29)
Total income (loss) from investment operations	0.44		1.67	(0.61)	0.58	0.51	0.12
Less distributions to shareholders:
From net investment income	(0.58)		(0.62)	(0.59)	(0.47)	(0.42)	(0.38)
From net realized gains	-		(0.02)	(0.04)	-	-	(0.05)
Total distributions	(0.58)		(0.64)	(0.63)	(0.47)	(0.42)	(0.43)
Net asset value, end of period	$10.56		$10.70	$9.67	$10.91	$10.80	$10.71
Total Return ^	4.25%	**	18.21%	(5.94% )	5.60%	4.91%	1.13%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$131,198		$132,257	$130,078	$191,936	$237,088	$138,848
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	*	0.92%	0.92%	0.92%	0.91%	0.91%
After expense waiver	0.77%	*#	0.77% #	0.76% #	0.75% #	0.75% #	0.75% #
Net investment income (loss) to average daily net assets	4.20%	*	4.29%	4.53%	4.73%	4.54%	3.84%
Portfolio turnover rate	209%	**	322%	282%	427%	208%	137%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.75		$9.72	$10.97	$10.85	$10.76	$11.07
Income (loss) from investment operations:
Net investment income (loss) ***	0.22		0.43	0.48	0.48	0.46	0.43
Net realized and unrealized gain (loss) on investments	0.23		1.24	(1.10)	0.11	0.05	(0.31)
Total income (loss) from investment operations	0.45		1.67	(0.62)	0.59	0.51	0.12
Less distributions to shareholders:
From net investment income	(0.58)		(0.62)	(0.59)	(0.47)	(0.42)	(0.38)
From net realized gains	-		(0.02)	(0.04)	-	-	(0.05)
Total distributions	(0.58)		(0.64)	(0.63)	(0.47)	(0.42)	(0.43)
Net asset value, end of period	$10.62		$10.75	$9.72	$10.97	$10.85	$10.76
Total Return ^	4.36%	**	18.18%	(5.97% )	5.68%	4.91%	1.15%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$32,376		$35,473	$26,651	$51,537	$11,218	$10,329
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%	*	0.76%	0.76%	0.76%	0.75%	0.75%
After expense waiver	N/A		N/A	0.75% #	0.74% #	0.74% #	0.74% #
Net investment income (loss) to average daily net assets	4.21%	*	4.28%	4.54%	4.48%	4.34%	4.00%
Portfolio turnover rate	209%	**	322%	282%	427%	208%	137%

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.73		$9.69	$11.01	$10.89	$10.79	$11.10
Income (loss) from investment operations:
Net investment income (loss) ***	0.22		0.44	0.48	0.51	0.47	0.44
Net realized and unrealized gain (loss) on investments	0.22		1.24	(1.17)	0.09	0.06	(0.31)
Total income (loss) from investment operations	0.44		1.68	(0.69)	0.60	0.53	0.13
Less distributions to shareholders:
From net investment income	(0.58)		(0.62)	(0.59)	(0.48)	(0.43)	(0.39)
From net realized gains	-		(0.02)	(0.04)	-	-	(0.05)
Total distributions	(0.58)		(0.64)	(0.63)	(0.48)	(0.43)	(0.44)
Net asset value, end of period	$10.59		$10.73	$9.69	$11.01	$10.89	$10.79
Total Return ^	4.29%	**	18.21%	(6.51% )	5.69%	5.06%	1.10%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$83,403		$82,961	$146,819	$213,606	$210,289	$157,993
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%	*	0.71%	0.71%	0.71%	0.70%	0.70%
After expense waiver	N/A		N/A	0.70% #	0.69% #	0.69% #	0.69% #
Net investment income (loss) to average daily net assets	4.26%	*	4.42%	4.56%	4.80%	4.40%	4.06%
Portfolio turnover rate	209%	**	322%	282%	427%	208%	137%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$10.62		$9.60	$10.84	$10.73	$10.65	$10.96
Income (loss) from investment operations:
Net investment income (loss) ***	0.19		0.34	0.41	0.44	0.41	0.36
Net realized and unrealized gain (loss) on investments	0.22		1.26	(1.07)	0.08	0.04	(0.30)
Total income (loss) from investment operations	0.41		1.60	(0.66)	0.52	0.45	0.06
Less distributions to shareholders:
From net investment income	(0.53)		(0.56)	(0.54)	(0.41)	(0.37)	(0.32)
From net realized gains	-		(0.02)	(0.04)	-	-	(0.05)
Total distributions	(0.53)		(0.58)	(0.58)	(0.41)	(0.37)	(0.37)
Net asset value, end of period	$10.50		$10.62	$9.60	$10.84	$10.73	$10.65
Total Return ^,^^	3.98%	**	17.54%	(6.44% )	5.04%	4.35%	0.56%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$177		$1,683	$1,491	$1,608	$1,238	$1,245
Ratio of expenses to average daily net assets:
Before expense waiver	1.45%	*	1.46%	1.46%	1.46%	1.45%	1.45%
After expense waiver	1.30%	*#	1.31% #	1.30% #	1.29% #	1.29% #	1.29% #
Net investment income (loss) to average daily net assets	3.63%	*	3.50%	3.98%	4.19%	3.95%	3.33%
Portfolio turnover rate	209%	**	322%	282%	427%	208%	137%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.67		$7.89	$10.89	$10.85	$10.64	$10.39
Income (loss) from investment operations:
Net investment income (loss) ***	0.34		0.63	0.73	0.80	0.76	0.74
Net realized and unrealized gain (loss) on investments	0.49		1.07	(2.92)	(0.11)	0.21	(0.37)
Total income (loss) from investment operations	0.83		1.70	(2.19)	0.69	0.97	0.37
Less distributions to shareholders:
From net investment income	(0.66)		(0.92)	(0.78)	(0.63)	(0.71)	(0.12)
From net realized gains	-		-	(0.03)	(0.02)	(0.05)	-
Total distributions	(0.66)		(0.92)	(0.81)	(0.65)	(0.76)	(0.12)
Net asset value, end of period	$8.84		$8.67	$7.89	$10.89	$10.85	$10.64
Total Return ^,^^	10.11%	**	25.11%	(21.44% )	6.53%	9.64%	3.56%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$37,994		$35,953	$23,752	$32,164	$15,895	$5,660
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	*	1.15%	1.14%	1.14%	1.15%	1.16%
After expense waiver	N/A		N/A	N/A	N/A	1.15% ##	1.15% #
Net investment income (loss) to average daily net assets	7.98%	*	8.22%	7.69%	7.42%	7.24%	6.98%
Portfolio turnover rate	69%	**	101%	87%	93%	61%	59%

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.72		$7.93	$10.94	$10.89	$10.67	$10.39
Income (loss) from investment operations:
Net investment income (loss) ***	0.35		0.65	0.76	0.83	0.79	0.76
Net realized and unrealized gain (loss) on investments	0.49		1.07	(2.94)	(0.10)	0.20	(0.36)
Total income (loss) from investment operations	0.84		1.72	(2.18)	0.73	0.99	0.40
Less distributions to shareholders:
From net investment income	(0.68)		(0.93)	(0.80)	(0.66)	(0.72)	(0.12)
From net realized gains	-		-	(0.03)	(0.02)	(0.05)	-
Total distributions	(0.68)		(0.93)	(0.83)	(0.68)	(0.77)	(0.12)
Net asset value, end of period	$8.88		$8.72	$7.93	$10.94	$10.89	$10.67
Total Return ^	10.17%	**	25.46%	(21.19% )	6.73%	9.97%	3.78%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,288		$4,391	$2,990	$5,135	$2,515	$369
Ratio of expenses to average daily net assets:
Before expense waiver	0.89%	*	0.90%	0.89%	0.88%	0.90%	0.91%
After expense waiver	N/A		N/A	N/A	N/A	0.90% ##	0.90% #
Net investment income (loss) to average daily net assets	8.25%	*	8.47%	7.93%	7.67%	7.53%	7.18%
Portfolio turnover rate	69%	**	101%	87%	93%	61%	59%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$8.77		$7.97	$10.99	$10.93	$10.67	$10.39
Income (loss) from investment operations:
Net investment income (loss) ***	0.36		0.67	0.78	0.85	0.80	0.77
Net realized and unrealized gain (loss) on investments	0.50		1.07	(2.96)	(0.11)	0.22	(0.37)
Total income (loss) from investment operations	0.86		1.74	(2.18)	0.74	1.02	0.40
Less distributions to shareholders:
From net investment income	(0.69)		(0.94)	(0.81)	(0.66)	(0.71)	(0.12)
From net realized gains	-		-	(0.03)	(0.02)	(0.05)	-
Total distributions	(0.69)		(0.94)	(0.84)	(0.68)	(0.76)	(0.12)
Net asset value, end of period	$8.94		$8.77	$7.97	$10.99	$10.93	$10.67
Total Return ^	10.31%	**	25.59%	(21.10% )	6.85%	10.15%	3.92%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$53,697		$65,222	$77,447	$105,706	$79,691	$64,235
Ratio of expenses to average daily net assets:
Before expense waiver	0.74%	*	0.75%	0.74%	0.73%	0.75%	0.75%
After expense waiver	N/A		N/A	N/A	N/A	0.75% ##	0.75% ##
Net investment income (loss) to average daily net assets	8.37%	*	8.59%	8.10%	7.80%	7.59%	7.29%
Portfolio turnover rate	69%	**	101%	87%	93%	61%	59%

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.75		$7.97	$10.98	$10.92	$10.67	$10.39
Income (loss) from investment operations:
Net investment income (loss) ***	0.36		0.67	0.78	0.85	0.80	0.78
Net realized and unrealized gain (loss) on investments	0.50		1.07	(2.94)	(0.11)	0.22	(0.37)
Total income (loss) from investment operations	0.86		1.74	(2.16)	0.74	1.02	0.41
Less distributions to shareholders:
From net investment income	(0.70)		(0.96)	(0.82)	(0.66)	(0.72)	(0.13)
From net realized gains	-		-	(0.03)	(0.02)	(0.05)	-
Total distributions	(0.70)		(0.96)	(0.85)	(0.68)	(0.77)	(0.13)
Net asset value, end of period	$8.91		$8.75	$7.97	$10.98	$10.92	$10.67
Total Return ^	10.32%	**	25.68%	(21.03% )	6.98%	10.17%	3.96%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$79,436		$74,817	$45,375	$53,406	$32,625	$24,644
Ratio of expenses to average daily net assets:
Before expense waiver	0.69%	*	0.70%	0.69%	0.68%	0.70%	0.70%
After expense waiver	N/A		N/A	N/A	N/A	0.70% ##	0.70% ##
Net investment income (loss) to average daily net assets	8.43%	*	8.66%	8.14%	7.86%	7.65%	7.37%
Portfolio turnover rate	69%	**	101%	87%	93%	61%	59%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.75		$7.88	$10.88	$10.87	$10.62	$10.39
Income (loss) from investment operations:
Net investment income (loss) ***	0.33		0.61	0.73	0.77	0.75	0.70
Net realized and unrealized gain (loss) on investments	0.50		1.09	(2.95)	(0.11)	0.18	(0.36)
Total income (loss) from investment operations	0.83		1.70	(2.22)	0.66	0.93	0.34
Less distributions to shareholders:
From net investment income	(0.64)		(0.83)	(0.75)	(0.63)	(0.63)	(0.11)
From net realized gains	-		-	(0.03)	(0.02)	(0.05)	-
Total distributions	(0.64)		(0.83)	(0.78)	(0.65)	(0.68)	(0.11)
Net asset value, end of period	$8.94		$8.75	$7.88	$10.88	$10.87	$10.62
Total Return ^,^^	9.94%	**	24.87%	(21.67% )	6.08%	9.29%	3.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$826		$723	$525	$1,949	$1,963	$109
Ratio of expenses to average daily net assets:
Before expense waiver	1.44%	*	1.45%	1.44%	1.43%	1.45%	1.45%
After expense waiver	N/A		N/A	N/A	N/A	1.45% ##	1.45% ##
Net investment income (loss) to average daily net assets	7.69%	*	7.93%	7.50%	7.11%	7.10%	6.60%
Portfolio turnover rate	69%	**	101%	87%	93%	61%	59%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Period Ended 10/31/08+
Net asset value, beginning of period	$10.25		$9.70	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.12		0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.65)		1.48	(0.57)
Total income (loss) from investment operations	(0.53)		1.75	(0.30)
Less distributions to shareholders:
From net investment income	-		(1.15)	-
Tax return of capital	-		(0.05)	-
Total distributions	-		(1.20)	-
Net asset value, end of period	$9.72		$10.25	$9.70
Total Return ^,^^	(5.17%	) **	18.86%	(3.00%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$964		$610	$200
Ratio of expenses to average daily net assets:
Before expense waiver	1.28%	*	1.62%	1.48%	*
After expense waiver	1.20%	*#	1.20% #	1.20%	*#
Net investment income (loss) to average daily net assets	2.35%	*	2.78%	3.01%	*
Portfolio turnover rate	10%	**	59%	53%	**

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Period Ended 10/31/08+
Net asset value, beginning of period	$10.28		$9.72	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.13		0.28	0.30
Net realized and unrealized gain (loss) on investments	(0.65)		1.50	(0.58)
Total income (loss) from investment operations	(0.52)		1.78	(0.28)
Less distributions to shareholders:
From net investment income	-		(1.17)	-
Tax return of capital	-		(0.05)	-
Total distributions	-		(1.22)	-
Net asset value, end of period	$9.76		$10.28	$9.72
Total Return ^	(5.06%	) **	19.17%	(2.80%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$95		$116	$97
Ratio of expenses to average daily net assets:
Before expense waiver	1.03%	*	1.37%	1.23%	*
After expense waiver	0.95%	*#	0.95% #	0.95%	*#
Net investment income (loss) to average daily net assets	2.57%	*	2.98%	3.29%	*
Portfolio turnover rate	10%	**	59%	53%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 20, 2007 (commencement of operations) through October 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Period Ended 10/31/08+
Net asset value, beginning of period	$10.30		$9.73	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.14		0.30	0.31
Net realized and unrealized gain (loss) on investments	(0.66)		1.51	(0.58)
Total income (loss) from investment operations	(0.52)		1.81	(0.27)
Less distributions to shareholders:
From net investment income	(0.00	) †	(1.19)	-
Tax return of capital	-		(0.05)	-
Total distributions	(0.00	) †	(1.24)	-
Net asset value, end of period	$9.78		$10.30	$9.73
Total Return ^	(5.04%	) **	19.45%	(2.70%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$96		$116	$97
Ratio of expenses to average daily net assets:
Before expense waiver	0.88%	*	1.22%	1.08%	*
After expense waiver	0.80%	*#	0.80% #	0.80%	*#
Net investment income (loss) to average daily net assets	2.72%	*	3.13%	3.44%	*
Portfolio turnover rate	10%	**	59%	53%	**

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Period Ended 10/31/08+
Net asset value, beginning of period	$10.30		$9.73	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.14		0.31	0.32
Net realized and unrealized gain (loss) on investments	(0.65)		1.50	(0.59)
Total income (loss) from investment operations	(0.51)		1.81	(0.27)
Less distributions to shareholders:
From net investment income	(0.01)		(1.19)	-
Tax return of capital	-		(0.05)	-
Total distributions	(0.01)		(1.24)	-
Net asset value, end of period	$9.78		$10.30	$9.73
Total Return ^	(4.98%	) **	19.49%	(2.70%	) **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$27,641		$27,894	$23,913
Ratio of expenses to average daily net assets:
Before expense waiver	0.78%	*	1.12%	0.98%	*
After expense waiver	0.75%	*#	0.75% #	0.75%	*#
Net investment income (loss) to average daily net assets	2.78%	*	3.20%	3.49%	*
Portfolio turnover rate	10%	**	59%	53%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 20, 2007 (commencement of operations) through October 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$8.81		$7.98	$11.07	$10.31	$9.45	$9.10
Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.18	0.19	0.24	0.20	0.17
Net realized and unrealized gain (loss) on investments	0.84		0.88	(2.86)	0.75	0.87	0.36
Total income (loss) from investment operations	0.92		1.06	(2.67)	0.99	1.07	0.53
Less distributions to shareholders:
From net investment income	(0.17)		(0.23)	(0.25)	(0.23)	(0.21)	(0.18)
From net realized gains	-		-	(0.17)	-	-	-
Total distributions	(0.17)		(0.23)	(0.42)	(0.23)	(0.21)	(0.18)
Net asset value, end of period	$9.56		$8.81	$7.98	$11.07	$10.31	$9.45
Total Return ^,^^	10.61%	**	13.82%	(25.01% )	9.76%	11.47%	5.84%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,064		$7,265	$7,972	$11,595	$9,378	$7,838
Ratio of expenses to average daily net assets:
Before expense waiver	1.21%	*	1.20%	1.25%	1.20%	1.21%	1.17%
After expense waiver	1.19%	*#	1.18% #	1.23% #	1.16% #	1.16% #	1.16% #
Net investment income (loss) to average daily net assets	1.67%	*	2.29%	1.94%	2.23%	2.04%	1.84%
Portfolio turnover rate	114%	**	215%	184%	194%	150%	139%

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$8.92		$8.09	$11.22	$10.44	$9.55	$9.18
Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.19	0.22	0.27	0.23	0.20
Net realized and unrealized gain (loss) on investments	0.86		0.90	(2.91)	0.76	0.88	0.36
Total income (loss) from investment operations	0.95		1.09	(2.69)	1.03	1.11	0.56
Less distributions to shareholders:
From net investment income	(0.20)		(0.26)	(0.27)	(0.25)	(0.22)	(0.19)
From net realized gains	-		-	(0.17)	-	-	-
Total distributions	(0.20)		(0.26)	(0.44)	(0.25)	(0.22)	(0.19)
Net asset value, end of period	$9.67		$8.92	$8.09	$11.22	$10.44	$9.55
Total Return ^	10.78%	**	14.05%	(24.84% )	10.04%	11.86%	6.02%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,000		$2,078	$1,785	$2,418	$2,195	$2,119
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%	*	0.95%	1.00%	0.95%	0.96%	0.92%
After expense waiver	0.94%	*#	0.93% #	0.98% #	0.91% #	0.91% #	0.91% #
Net investment income (loss) to average daily net assets	1.95%	*	2.44%	2.18%	2.48%	2.29%	2.14%
Portfolio turnover rate	114%	**	215%	184%	194%	150%	139%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$9.24		$8.37	$11.59	$10.77	$9.86	$9.48
Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.21	0.24	0.29	0.25	0.22
Net realized and unrealized gain (loss) on investments	0.88		0.93	(3.00)	0.79	0.90	0.38
Total income (loss) from investment operations	0.98		1.14	(2.76)	1.08	1.15	0.60
Less distributions to shareholders:
From net investment income	(0.21)		(0.27)	(0.29)	(0.26)	(0.24)	(0.22)
From net realized gains	-		-	(0.17)	-	-	-
Total distributions	(0.21)		(0.27)	(0.46)	(0.26)	(0.24)	(0.22)
Net asset value, end of period	$10.01		$9.24	$8.37	$11.59	$10.77	$9.86
Total Return ^	10.75%	**	14.20%	(24.71% )	10.25%	11.90%	6.31%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,969		$2,061	$1,911	$2,597	$2,119	$1,923
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.80%	0.85%	0.80%	0.81%	0.77%
After expense waiver	0.79%	*#	0.78% #	0.83% #	0.76% #	0.76% #	0.76% #
Net investment income (loss) to average daily net assets	2.10%	*	2.58%	2.33%	2.63%	2.44%	2.26%
Portfolio turnover rate	114%	**	215%	184%	194%	150%	139%

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$8.95		$8.12	$11.26	$10.47	$9.59	$9.22
Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.23	0.25	0.30	0.26	0.23
Net realized and unrealized gain (loss) on investments	0.86		0.89	(2.91)	0.77	0.88	0.37
Total income (loss) from investment operations	0.96		1.12	(2.66)	1.07	1.14	0.60
Less distributions to shareholders:
From net investment income	(0.22)		(0.29)	(0.31)	(0.28)	(0.26)	(0.23)
From net realized gains	-		-	(0.17)	-	-	-
Total distributions	(0.22)		(0.29)	(0.48)	(0.28)	(0.26)	(0.23)
Net asset value, end of period	$9.69		$8.95	$8.12	$11.26	$10.47	$9.59
Total Return ^	10.93%	**	14.41%	(24.61% )	10.42%	12.12%	6.43%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$113,171		$108,844	$111,174	$180,719	$207,263	$231,935
Ratio of expenses to average daily net assets:
Before expense waiver	0.65%	*	0.64%	0.69%	0.64%	0.65%	0.61%
After expense waiver	0.63%	*#	0.62% #	0.67% #	0.60% #	0.60% #	0.60% #
Net investment income (loss) to average daily net assets	2.27%	*	2.83%	2.50%	2.80%	2.61%	2.43%
Portfolio turnover rate	114%	**	215%	184%	194%	150%	139%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$12.39		$10.76	$20.67	$18.72	$16.82	$15.87
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.20	0.17	0.14	0.16	0.22
Net realized and unrealized gain (loss) on investments	1.40		1.60	(7.74)	2.94	2.07	0.82
Total income (loss) from investment operations	1.43		1.80	(7.57)	3.08	2.23	1.04
Less distributions to shareholders:
From net investment income	(0.22)		(0.17)	(0.16)	(0.80)	(0.24)	(0.09)
From net realized gains	-		-	(2.18)	(0.33)	(0.09)	-
Total distributions	(0.22)		(0.17)	(2.34)	(1.13)	(0.33)	(0.09)
Net asset value, end of period	$13.60		$12.39	$10.76	$20.67	$18.72	$16.82
Total Return ^,^^	11.65%	**	17.27%	(40.92% )	17.21%	13.45%	6.52%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$15,435		$15,490	$13,721	$27,778	$24,149	$15,932
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	*	1.12%	1.10%	1.10%	1.10%	1.09%
After expense waiver	N/A		N/A	N/A	N/A	1.10% ##	N/A
Net investment income (loss) to average daily net assets	0.53%	*	1.88%	1.07%	0.72%	0.93%	1.32%
Portfolio turnover rate	50%	**	138%	156%	151%	157%	53%

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$12.44		$10.82	$20.76	$18.78	$16.86	$15.87
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.23	0.22	0.20	0.24	0.28
Net realized and unrealized gain (loss) on investments	1.40		1.60	(7.77)	2.94	2.04	0.80
Total income (loss) from investment operations	1.45		1.83	(7.55)	3.14	2.28	1.08
Less distributions to shareholders:
From net investment income	(0.25)		(0.21)	(0.21)	(0.83)	(0.27)	(0.09)
From net realized gains	-		-	(2.18)	(0.33)	(0.09)	-
Total distributions	(0.25)		(0.21)	(2.39)	(1.16)	(0.36)	(0.09)
Net asset value, end of period	$13.64		$12.44	$10.82	$20.76	$18.78	$16.86
Total Return ^	11.81%	**	17.57%	(40.71% )	17.55%	13.76%	6.82%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$26,360		$26,776	$33,000	$78,980	$77,697	$121,377
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	*	0.83%	0.81%	0.81%	0.81%	0.80%
After expense waiver	N/A		N/A	N/A	N/A	0.81% ##	N/A
Net investment income (loss) to average daily net assets	0.83%	*	2.16%	1.37%	1.01%	1.36%	1.66%
Portfolio turnover rate	50%	**	138%	156%	151%	157%	53%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$12.43		$10.82	$20.76	$18.80	$16.87	$15.87
Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.24	0.23	0.22	0.24	0.30
Net realized and unrealized gain (loss) on investments	1.39		1.60	(7.76)	2.94	2.07	0.80
Total income (loss) from investment operations	1.45		1.84	(7.53)	3.16	2.31	1.10
Less distributions to shareholders:
From net investment income	(0.26)		(0.23)	(0.23)	(0.87)	(0.29)	(0.10)
From net realized gains	-		-	(2.18)	(0.33)	(0.09)	-
Total distributions	(0.26)		(0.23)	(2.41)	(1.20)	(0.38)	(0.10)
Net asset value, end of period	$13.62		$12.43	$10.82	$20.76	$18.80	$16.87
Total Return ^	11.86%	**	17.69%	(40.63% )	17.63%	13.89%	6.97%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,056		$1,021	$1,727	$4,389	$3,400	$3,147
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%	*	0.72%	0.70%	0.70%	0.70%	0.69%
After expense waiver	N/A		N/A	N/A	N/A	0.70% ##	N/A
Net investment income (loss) to average daily net assets	0.93%	*	2.28%	1.46%	1.12%	1.38%	1.78%
Portfolio turnover rate	50%	**	138%	156%	151%	157%	53%

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$12.43		$10.83	$20.78	$18.81	$16.89	$15.87
Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.25	0.25	0.24	0.26	0.32
Net realized and unrealized gain (loss) on investments	1.40		1.60	(7.77)	2.94	2.06	0.80
Total income (loss) from investment operations	1.47		1.85	(7.52)	3.18	2.32	1.12
Less distributions to shareholders:
From net investment income	(0.28)		(0.25)	(0.25)	(0.88)	(0.31)	(0.10)
From net realized gains	-		-	(2.18)	(0.33)	(0.09)	-
Total distributions	(0.28)		(0.25)	(2.43)	(1.21)	(0.40)	(0.10)
Net asset value, end of period	$13.62		$12.43	$10.83	$20.78	$18.81	$16.89
Total Return ^	11.96%	**	17.81%	(40.58% )	17.78%	14.00%	7.05%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$187,574		$179,373	$176,805	$388,559	$370,894	$393,965
Ratio of expenses to average daily net assets:
Before expense waiver	0.61%	*	0.62%	0.60%	0.60%	0.60%	0.59%
After expense waiver	N/A		N/A	N/A	N/A	0.60% ##	N/A
Net investment income (loss) to average daily net assets	1.03%	*	2.41%	1.57%	1.22%	1.51%	1.89%
Portfolio turnover rate	50%	**	138%	156%	151%	157%	53%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$12.38		$10.74	$20.51	$18.68	$16.78	$15.87
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.17	0.12	0.06	0.04	0.19
Net realized and unrealized gain (loss) on investments	1.39		1.61	(7.71)	2.91	2.12	0.79
Total income (loss) from investment operations	1.40		1.78	(7.59)	2.97	2.16	0.98
Less distributions to shareholders:
From net investment income	(0.19)		(0.14)	-	(0.81)	(0.17)	(0.07)
From net realized gains	-		-	(2.18)	(0.33)	(0.09)	-
Total distributions	(0.19)		(0.14)	(2.18)	(1.14)	(0.26)	(0.07)
Net asset value, end of period	$13.59		$12.38	$10.74	$20.51	$18.68	$16.78
Total Return ^,^^	11.40%	**	16.95%	(41.07% )	16.64%	13.06%	6.18%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$114		$131	$109	$132	$762	$182
Ratio of expenses to average daily net assets:
Before expense waiver	1.42%	*	1.43%	1.41%	1.41%	1.42%	1.40%
After expense waiver	N/A		N/A	N/A	N/A	1.42% ##	N/A
Net investment income (loss) to average daily net assets	0.23%	*	1.57%	0.75%	0.31%	0.23%	1.13%
Portfolio turnover rate	50%	**	138%	156%	151%	157%	53%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.31		$8.40	$13.12	$13.45	$12.20	$10.96
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.15	0.22	0.19	0.18	0.18
Net realized and unrealized gain (loss) on investments	1.38		(0.01)	(4.90)	0.79	2.17	1.16
Total income (loss) from investment operations	1.43		0.14	(4.68)	0.98	2.35	1.34
Less distributions to shareholders:
From net investment income	(0.14)		(0.23)	(0.04)	(0.19)	(0.19)	(0.04)
From net realized gains	-		-	-	(1.08)	(0.91)	(0.06)
Tax return of capital	-		-	-	(0.04)	-	-
Total distributions	(0.14)		(0.23)	(0.04)	(1.31)	(1.10)	(0.10)
Net asset value, end of period	$9.60		$8.31	$8.40	$13.12	$13.45	$12.20
Total Return ^,^^	17.39%	**	2.15%	(35.83% )	7.62%	20.68%	12.30%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$11,422		$11,099	$12,315	$18,838	$4,698	$1,509
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	*	1.11%	1.10%	1.10%	1.14%	1.16%
After expense waiver	N/A		N/A	1.10% ##	1.09% #	1.09% #	1.09% #
Net investment income (loss) to average daily net assets	1.23%	*	2.06%	1.95%	1.42%	1.48%	1.47%
Portfolio turnover rate	48%	**	115%	148%	139%	144%	150%

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.36		$8.45	$13.18	$13.52	$12.20	$10.96
Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.17	0.25	0.23	0.21	0.21
Net realized and unrealized gain (loss) on investments	1.38		0.00 †	(4.93)	0.79	2.19	1.14
Total income (loss) from investment operations	1.45		0.17	(4.68)	1.02	2.40	1.35
Less distributions to shareholders:
From net investment income	(0.16)		(0.26)	(0.05)	(0.23)	(0.17)	(0.05)
From net realized gains	-		-	-	(1.08)	(0.91)	(0.06)
Tax return of capital	-		-	-	(0.05)	-	-
Total distributions	(0.16)		(0.26)	(0.05)	(1.36)	(1.08)	(0.11)
Net asset value, end of period	$9.65		$8.36	$8.45	$13.18	$13.52	$12.20
Total Return ^	17.57%	**	2.35%	(35.62% )	7.83%	21.04%	12.47%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$71,339		$64,811	$65,257	$118,847	$15,911	$2,192
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*	0.86%	0.85%	0.85%	0.89%	0.91%
After expense waiver	N/A		N/A	0.85% ##	0.84% #	0.84% #	0.84% #
Net investment income (loss) to average daily net assets	1.48%	*	2.28%	2.20%	1.65%	1.67%	1.74%
Portfolio turnover rate	48%	**	115%	148%	139%	144%	150%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$8.39		$8.48	$13.22	$13.56	$12.24	$10.96
Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.18	0.27	0.26	0.24	0.23
Net realized and unrealized gain (loss) on investments	1.39		0.01	(4.95)	0.78	2.18	1.16
Total income (loss) from investment operations	1.46		0.19	(4.68)	1.04	2.42	1.39
Less distributions to shareholders:
From net investment income	(0.17)		(0.28)	(0.06)	(0.25)	(0.19)	(0.05)
From net realized gains	-		-	-	(1.08)	(0.91)	(0.06)
Tax return of capital	-		-	-	(0.05)	-	-
Total distributions	(0.17)		(0.28)	(0.06)	(1.38)	(1.10)	(0.11)
Net asset value, end of period	$9.68		$8.39	$8.48	$13.22	$13.56	$12.24
Total Return ^	17.67%	**	2.57%	(35.56% )	7.98%	21.22%	12.74%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$59,977		$64,686	$68,843	$157,740	$109,358	$78,550
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	*	0.71%	0.70%	0.70%	0.74%	0.76%
After expense waiver	N/A		N/A	0.70% ##	0.69% #	0.69% #	0.69% #
Net investment income (loss) to average daily net assets	1.65%	*	2.45%	2.37%	1.90%	1.93%	1.95%
Portfolio turnover rate	48%	**	115%	148%	139%	144%	150%

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.44		$8.53	$13.29	$13.57	$12.25	$10.96
Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.19	0.28	0.25	0.26	0.25
Net realized and unrealized gain (loss) on investments	1.39		0.01	(4.98)	0.87	2.17	1.15
Total income (loss) from investment operations	1.47		0.20	(4.70)	1.12	2.43	1.40
Less distributions to shareholders:
From net investment income	(0.18)		(0.29)	(0.06)	(0.27)	(0.20)	(0.05)
From net realized gains	-		-	-	(1.08)	(0.91)	(0.06)
Tax return of capital	-		-	-	(0.05)	-	-
Total distributions	(0.18)		(0.29)	(0.06)	(1.40)	(1.11)	(0.11)
Net asset value, end of period	$9.73		$8.44	$8.53	$13.29	$13.57	$12.25
Total Return ^	17.67%	**	2.71%	(35.50% )	8.55%	21.37%	12.85%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$157,497		$142,884	$166,317	$287,201	$241	$112
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	*	0.61%	0.60%	0.60%	0.64%	0.66%
After expense waiver	N/A		N/A	0.60% ##	0.59% #	0.59% #	0.59% #
Net investment income (loss) to average daily net assets	1.73%	*	2.57%	2.45%	1.80%	2.04%	2.08%
Portfolio turnover rate	48%	**	115%	148%	139%	144%	150%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.36		$8.42	$13.19	$13.48	$12.16	$10.96
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.13	0.19	0.15	0.15	0.15
Net realized and unrealized gain (loss) on investments	1.38		0.00 †	(4.93)	0.79	2.18	1.15
Total income (loss) from investment operations	1.42		0.13	(4.74)	0.94	2.33	1.30
Less distributions to shareholders:
From net investment income	(0.12)		(0.19)	(0.03)	(0.12)	(0.10)	(0.04)
From net realized gains	-		-	-	(1.08)	(0.91)	(0.06)
Tax return of capital	-		-	-	(0.03)	-	-
Total distributions	(0.12)		(0.19)	(0.03)	(1.23)	(1.01)	(0.10)
Net asset value, end of period	$9.66		$8.36	$8.42	$13.19	$13.48	$12.16
Total Return ^,^^	17.14%	**	1.85%	(36.01% )	7.26%	20.35%	11.96%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$196		$228	$216	$468	$134	$111
Ratio of expenses to average daily net assets:
Before expense waiver	1.41%	*	1.42%	1.41%	1.41%	1.45%	1.47%
After expense waiver	N/A		N/A	1.41% ##	1.40% #	1.40% #	1.40% #
Net investment income (loss) to average daily net assets	0.95%	*	1.72%	1.66%	1.13%	1.23%	1.27%
Portfolio turnover rate	48%	**	115%	148%	139%	144%	150%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$9.03		$8.60	$13.83	$12.46	$10.80	$9.95
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.12	0.13	0.10	0.09	0.09
Net realized and unrealized gain (loss) on investments	1.33		0.52	(5.24)	1.38	1.67	0.81
Total income (loss) from investment operations	1.38		0.64	(5.11)	1.48	1.76	0.90
Less distributions to shareholders:
From net investment income	(0.11)		(0.21)	(0.12)	(0.11)	(0.10)	(0.05)
Total distributions	(0.11)		(0.21)	(0.12)	(0.11)	(0.10)	(0.05)
Net asset value, end of period	$10.30		$9.03	$8.60	$13.83	$12.46	$10.80
Total Return ^,^^	15.50%	**	7.86%	(37.19% )	11.89%	16.45%	9.02%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,301		$5,517	$4,557	$7,136	$2,693	$344
Ratio of expenses to average daily net assets:
Before expense waiver	1.39%	*	1.41%	1.20%	1.13%	1.20%	1.20%
After expense waiver	1.09%	*#	1.09% #	1.09% #	1.09% #	1.09% #	1.09% #
Net investment income (loss) to average daily net assets	0.98%	*	1.49%	1.11%	0.79%	0.78%	0.86%
Portfolio turnover rate	39%	**	127%	138%	148%	163%	154%

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$9.07		$8.66	$13.90	$12.50	$10.82	$9.95
Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.15	0.16	0.14	0.13	0.12
Net realized and unrealized gain (loss) on investments	1.34		0.50	(5.25)	1.37	1.67	0.80
Total income (loss) from investment operations	1.41		0.65	(5.09)	1.51	1.80	0.92
Less distributions to shareholders:
From net investment income	(0.13)		(0.24)	(0.15)	(0.11)	(0.12)	(0.05)
Total distributions	(0.13)		(0.24)	(0.15)	(0.11)	(0.12)	(0.05)
Net asset value, end of period	$10.35		$9.07	$8.66	$13.90	$12.50	$10.82
Total Return ^	15.76%	**	8.06%	(37.05% )	12.17%	16.78%	9.26%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$0	†††	$881	$1,234	$1,972	$777	$720
Ratio of expenses to average daily net assets:
Before expense waiver	1.13%	*	1.16%	0.95%	0.88%	0.94%	0.95%
After expense waiver	0.83%	*#	0.84% #	0.84% #	0.84% #	0.84% #	0.84% #
Net investment income (loss) to average daily net assets	1.43%	*	1.87%	1.37%	1.04%	1.13%	1.08%
Portfolio turnover rate	39%	**	127%	138%	148%	163%	154%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
††† Amount is less than $500.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$9.09		$8.67	$13.92	$12.51	$10.83	$9.95
Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.16	0.19	0.16	0.15	0.16
Net realized and unrealized gain (loss) on investments	1.34		0.50	(5.28)	1.38	1.67	0.77
Total income (loss) from investment operations	1.41		0.66	(5.09)	1.54	1.82	0.93
Less distributions to shareholders:
From net investment income	(0.14)		(0.24)	(0.16)	(0.13)	(0.14)	(0.05)
Total distributions	(0.14)		(0.24)	(0.16)	(0.13)	(0.14)	(0.05)
Net asset value, end of period	$10.36		$9.09	$8.67	$13.92	$12.51	$10.83
Total Return ^	15.69%	**	8.28%	(37.02% )	12.33%	17.00%	9.39%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,030		$8,877	$10,009	$57,125	$39,859	$31,582
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%	*	1.01%	0.80%	0.73%	0.79%	0.80%
After expense waiver	0.69%	*#	0.69% #	0.69% #	0.69% #	0.69% #	0.69% #
Net investment income (loss) to average daily net assets	1.36%	*	1.95%	1.56%	1.21%	1.28%	1.46%
Portfolio turnover rate	39%	**	127%	138%	148%	163%	154%

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$9.11		$8.69	$13.96	$12.55	$10.85	$9.95
Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.16	0.19	0.18	0.16	0.17
Net realized and unrealized gain (loss) on investments	1.35		0.52	(5.29)	1.37	1.68	0.78
Total income (loss) from investment operations	1.42		0.68	(5.10)	1.55	1.84	0.95
Less distributions to shareholders:
From net investment income	(0.15)		(0.26)	(0.17)	(0.14)	(0.14)	(0.05)
Total distributions	(0.15)		(0.26)	(0.17)	(0.14)	(0.14)	(0.05)
Net asset value, end of period	$10.38		$9.11	$8.69	$13.96	$12.55	$10.85
Total Return ^	15.76%	**	8.41%	(36.92% )	12.48%	17.01%	9.70%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$560		$524	$415	$390	$204	$109
Ratio of expenses to average daily net assets:
Before expense waiver	0.94%	*	0.96%	0.75%	0.68%	0.74%	0.70%
After expense waiver	0.59%	*#	0.59% #	0.59% #	0.59% #	0.59% #	0.59% #
Net investment income (loss) to average daily net assets	1.48%	*	1.96%	1.60%	1.33%	1.37%	1.56%
Portfolio turnover rate	39%	**	127%	138%	148%	163%	154%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.99		$8.58	$13.83	$12.44	$10.77	$9.95
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.11	0.09	0.05	0.07	0.08
Net realized and unrealized gain (loss) on investments	1.34		0.49	(5.22)	1.39	1.66	0.78
Total income (loss) from investment operations	1.37		0.60	(5.13)	1.44	1.73	0.86
Less distributions to shareholders:
From net investment income	(0.08)		(0.19)	(0.12)	(0.05)	(0.06)	(0.04)
Total distributions	(0.08)		(0.19)	(0.12)	(0.05)	(0.06)	(0.04)
Net asset value, end of period	$10.28		$8.99	$8.58	$13.83	$12.44	$10.77
Total Return ^,^^	15.33%	**	7.54%	(37.48% )	11.58%	16.13%	8.66%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$383		$331	$512	$636	$125	$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.69%	*	1.71%	1.50%	1.43%	1.49%	1.51%
After expense waiver	1.40%	*#	1.40% #	1.40% #	1.40% #	1.40% #	1.40% #
Net investment income (loss) to average daily net assets	0.65%	*	1.37%	0.80%	0.39%	0.57%	0.75%
Portfolio turnover rate	39%	**	127%	138%	148%	163%	154%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$7.18		$6.45	$12.50	$11.58	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.07	0.07	0.09	0.06	0.05
Net realized and unrealized gain (loss) on investments	0.98		0.74	(4.42)	1.48	1.49	0.10
Total income (loss) from investment operations	1.00		0.81	(4.35)	1.57	1.55	0.15
Less distributions to shareholders:
From net investment income	(0.06)		(0.08)	(0.09)	(0.09)	(0.12)	-
From net realized gains	-		-	(1.61)	(0.56)	-	-
Total distributions	(0.06)		(0.08)	(1.70)	(0.65)	(0.12)	-
Net asset value, end of period	$8.12		$7.18	$6.45	$12.50	$11.58	$10.15
Total Return ^,^^	14.04%	**	12.86%	(39.67% )	14.20%	15.35%	1.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,777		$10,082	$11,185	$20,165	$13,292	$4,562
Ratio of expenses to average daily net assets:
Before expense waiver	1.26%	*	1.29%	1.27%	1.27%	1.27%	1.25%	*
After expense waiver	1.16%	*#	1.16% #	1.16% #	1.16% #	1.23% #	1.23%	*#
Net investment income (loss) to average daily net assets	0.63%	*	1.11%	0.79%	0.73%	0.58%	0.54%	*
Portfolio turnover rate	31%	**	121%	116%	105%	110%	78%	**

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$7.24		$6.51	$12.59	$11.64	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.09	0.10	0.12	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.99		0.74	(4.46)	1.49	1.48	0.09
Total income (loss) from investment operations	1.02		0.83	(4.36)	1.61	1.58	0.17
Less distributions to shareholders:
From net investment income	(0.08)		(0.10)	(0.11)	(0.10)	(0.11)	-
From net realized gains	-		-	(1.61)	(0.56)	-	-
Total distributions	(0.08)		(0.10)	(1.72)	(0.66)	(0.11)	-
Net asset value, end of period	$8.18		$7.24	$6.51	$12.59	$11.64	$10.17
Total Return ^	14.20%	**	13.13%	(39.50% )	14.52%	15.69%	1.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$47,580		$44,614	$47,796	$99,145	$107,627	$99,450
Ratio of expenses to average daily net assets:
Before expense waiver	1.01%	*	1.04%	1.02%	1.02%	1.02%	1.01%	*
After expense waiver	0.91%	*#	0.91% #	0.91% #	0.91% #	0.93% #	0.93%	*#
Net investment income (loss) to average daily net assets	0.88%	*	1.36%	1.04%	1.01%	0.92%	0.93%	*
Portfolio turnover rate	31%	**	121%	116%	105%	110%	78%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$7.30		$6.57	$12.55	$11.64	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.09	0.11	0.13	0.11	0.08
Net realized and unrealized gain (loss) on investments	0.99		0.76	(4.48)	1.48	1.49	0.09
Total income (loss) from investment operations	1.03		0.85	(4.37)	1.61	1.60	0.17
Less distributions to shareholders:
From net investment income	(0.09)		(0.12)	-	(0.14)	(0.13)	-
From net realized gains	-		-	(1.61)	(0.56)	-	-
Total distributions	(0.09)		(0.12)	(1.61)	(0.70)	(0.13)	-
Net asset value, end of period	$8.24		$7.30	$6.57	$12.55	$11.64	$10.17
Total Return ^	14.25%	**	13.30%	(39.40% )	14.43%	15.96%	1.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$83		$73	$66	$126	$117	$102
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%	*	0.89%	0.87%	0.87%	0.87%	0.85%	*
After expense waiver	0.76%	*#	0.76% #	0.76% #	0.76% #	0.83% #	0.83%	*#
Net investment income (loss) to average daily net assets	1.03%	*	1.49%	1.20%	1.10%	1.02%	1.01%	*
Portfolio turnover rate	31%	**	121%	116%	105%	110%	78%	**

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$7.25		$6.53	$12.63	$11.69	$10.19	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.10	0.11	0.15	0.14	0.10
Net realized and unrealized gain (loss) on investments	1.00		0.74	(4.46)	1.49	1.49	0.09
Total income (loss) from investment operations	1.04		0.84	(4.35)	1.64	1.63	0.19
Less distributions to shareholders:
From net investment income	(0.10)		(0.12)	(0.14)	(0.14)	(0.13)	-
From net realized gains	-		-	(1.61)	(0.56)	-	-
Total distributions	(0.10)		(0.12)	(1.75)	(0.70)	(0.13)	-
Net asset value, end of period	$8.19		$7.25	$6.53	$12.63	$11.69	$10.19
Total Return ^	14.40%	**	13.28%	(39.38% )	14.74%	16.18%	1.90%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$130,890		$125,429	$119,111	$244,758	$246,658	$229,247
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.84%	0.82%	0.82%	0.82%	0.81%	*
After expense waiver	0.71%	*#	0.71% #	0.71% #	0.67% #	0.60% #	0.60%	*#
Net investment income (loss) to average daily net assets	1.08%	*	1.54%	1.24%	1.24%	1.25%	1.26%	*
Portfolio turnover rate	31%	**	121%	116%	105%	110%	78%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$7.20		$6.47	$12.52	$11.58	$10.11	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.06	0.04	0.05	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.99		0.74	(4.44)	1.49	1.50	0.08
Total income (loss) from investment operations	1.00		0.80	(4.40)	1.54	1.53	0.11
Less distributions to shareholders:
From net investment income	(0.04)		(0.07)	(0.04)	(0.04)	(0.06)	-
From net realized gains	-		-	(1.61)	(0.56)	-	-
Total distributions	(0.04)		(0.07)	(1.65)	(0.60)	(0.06)	-
Net asset value, end of period	$8.16		$7.20	$6.47	$12.52	$11.58	$10.11
Total Return ^,^^	13.86%	**	12.52%	(39.88% )	13.87%	15.07%	1.20%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$277		$109	$224	$125	$116	$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.56%	*	1.59%	1.57%	1.57%	1.57%	1.55%	*
After expense waiver	1.46%	*#	1.46% #	1.46% #	1.46% #	1.53% #	1.53%	*#
Net investment income (loss) to average daily net assets	0.30%	*	1.01%	0.48%	0.45%	0.31%	0.31%	*
Portfolio turnover rate	31%	**	121%	116%	105%	110%	78%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$8.76		$7.53		$13.41	$10.98		$10.06		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.00	†	(0.02)	(0.03)		(0.02)		0.00	†
Net realized and unrealized gain (loss) on investments	1.14		1.23		(5.59)	2.46		0.94		0.06
Total income (loss) from investment operations	1.13		1.23		(5.61)	2.43		0.92		0.06
Less distributions to shareholders:
From net realized gains	-		-		(0.27)	-		-		-
Total distributions	-		-		(0.27)	-		-		-
Net asset value, end of period	$9.89		$8.76		$7.53	$13.41		$10.98		$10.06
Total Return ^,^^	12.90%	**	16.33%		(42.62% )	22.13%		9.15%		0.60%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$170,165		$187,245		$182,254	$363,471		$317,251		$294,065
Ratio of expenses to average daily net assets:
Before expense waiver	1.24%	*	1.24%		1.23%	1.23%		1.23%		1.23%	*
After expense waiver	1.09%	*#	1.09%	#	1.09% #	1.09%	#	1.09%	#	1.09%	*#
Net investment income (loss) to average daily net assets	(0.16%	) *	0.01%		(0.18% )	(0.21%	)	(0.22%	)	0.06%	*
Portfolio turnover rate	21%	**	51%		75%	57%		58%		59%	**

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$8.78		$7.54		$13.41	$10.97		$10.07		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.01		(0.01)	(0.01)		(0.01)		0.00	†
Net realized and unrealized gain (loss) on investments	1.14		1.23		(5.59)	2.45		0.95		0.07
Total income (loss) from investment operations	1.14		1.24		(5.60)	2.44		0.94		0.07
Less distributions to shareholders:
From net investment income	(0.00	) †	-		-	-		(0.04)		-
From net realized gains	-		-		(0.27)	-		-		-
Tax return of capital	-		-		-	-		(0.00	) †	-
Total distributions	(0.00	) †	-		(0.27)	-		(0.04)		-
Net asset value, end of period	$9.92		$8.78		$7.54	$13.41		$10.97		$10.07
Total Return ^	12.99%	**	16.45%		(42.55% )	22.24%		9.30%		0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$36,530		$55,614		$53,947	$75,119		$23,252		$10,104
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%	*	0.99%		0.98%	0.98%		0.99%		0.98%	*
After expense waiver	0.97%	*#	0.97%	#	0.97% #	0.97%	#	0.97%	#	0.97%	*#
Net investment income (loss) to average daily net assets	(0.04%	) *	0.13%		(0.07% )	(0.08%	)	(0.12%	)	0.00%	*††
Portfolio turnover rate	21%	**	51%		75%	57%		58%		59%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$8.83		$7.57		$13.45		$10.98		$10.07		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.02		0.01		0.01		0.00	†	0.02
Net realized and unrealized gain (loss) on investments	1.14		1.24		(5.62)		2.46		0.95		0.05
Total income (loss) from investment operations	1.15		1.26		(5.61)		2.47		0.95		0.07
Less distributions to shareholders:
From net investment income	(0.01)		-		-		-		(0.04)		-
From net realized gains	-		-		(0.27)		-		-		-
Tax return of capital	-		-		-		-		(0.00	) †	-
Total distributions	(0.01)		-		(0.27)		-		(0.04)		-
Net asset value, end of period	$9.97		$8.83		$7.57		$13.45		$10.98		$10.07
Total Return ^	13.06%	**	16.64%		(42.49%	)	22.50%		9.49%		0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$11,233		$14,797		$21,666		$57,564		$45,576		$23,856
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%	*	0.84%		0.83%		0.83%		0.83%		0.84%	*
After expense waiver	0.82%	*#	0.82%	#	0.82%	#	0.82%	#	0.82%	#	0.82%	*#
Net investment income (loss) to average daily net assets	0.12%	*	0.32%		0.10%		0.06%		0.04%		0.20%	*
Portfolio turnover rate	21%	**	51%		75%		57%		58%		59%	**

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$8.87		$7.60		$13.51		$11.01		$10.09		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.03		0.02		0.02		0.02		0.04
Net realized and unrealized gain (loss) on investments	1.15		1.25		(5.65)		2.48		0.94		0.05
Total income (loss) from investment operations	1.16		1.28		(5.63)		2.50		0.96		0.09
Less distributions to shareholders:
From net investment income	(0.02)		(0.01)		(0.01)		-		(0.04)		-
From net realized gains	-		-		(0.27)		-		-		-
Tax return of capital	-		-		(0.00	) †	-		(0.00	) †	-
Total distributions	(0.02)		(0.01)		(0.28)		-		(0.04)		-
Net asset value, end of period	$10.01		$8.87		$7.60		$13.51		$11.01		$10.09
Total Return ^	13.14%	**	16.86%		(42.46%	)	22.71%		9.51%		0.90%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$484,576		$455,466		$414,956		$715,738		$544,457		$485,248
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	*	0.79%		0.78%		0.78%		0.78%		0.78%	*
After expense waiver	0.71%	*#	0.71%	#	0.71%	#	0.71%	#	0.71%	#	0.71%	*#
Net investment income (loss) to average daily net assets	0.22%	*	0.39%		0.19%		0.17%		0.16%		0.45%	*
Portfolio turnover rate	21%	**	51%		75%		57%		58%		59%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$8.60		$7.42		$13.27	$10.90		$10.03		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.03)		(0.06)	(0.07)		(0.06)		(0.02)
Net realized and unrealized gain (loss) on investments	1.12		1.21		(5.52)	2.44		0.93		0.05
Total income (loss) from investment operations	1.10		1.18		(5.58)	2.37		0.87		0.03
Less distributions to shareholders:
From net realized gains	-		-		(0.27)	-		-		-
Total distributions	-		-		(0.27)	-		-		-
Net asset value, end of period	$9.70		$8.60		$7.42	$13.27		$10.90		$10.03
Total Return ^,^^	12.79%	**	15.90%		(42.85% )	21.74%		8.67%		0.30%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$937		$1,136		$898	$1,624		$1,014		$426
Ratio of expenses to average daily net assets:
Before expense waiver	1.54%	*	1.54%		1.53%	1.53%		1.53%		1.53%	*
After expense waiver	1.46%	*#	1.46%	#	1.46% #	1.46%	#	1.46%	#	1.46%	*#
Net investment income (loss) to average daily net assets	(0.53%	) *	(0.36%	)	(0.55% )	(0.58%	)	(0.62%	)	(0.29%	) *
Portfolio turnover rate	21%	**	51%		75%	57%		58%		59%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

 Class L

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$7.48		$6.52	$10.77	$9.14	$8.24	$7.65
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.06	0.03	0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.19		0.94	(3.94)	1.62	0.91	0.61
Total income (loss) from investment operations	1.22		1.00	(3.91)	1.64	0.93	0.63
Less distributions to shareholders:
From net investment income	(0.06)		(0.04)	(0.02)	(0.01)	(0.03)	(0.04)
From net realized gains	-		-	(0.32)	-	-	-
Total distributions	(0.06)		(0.04)	(0.34)	(0.01)	(0.03)	(0.04)
Net asset value, end of period	$8.64		$7.48	$6.52	$10.77	$9.14	$8.24
Total Return ^,^^	16.36%	**	15.53%	(37.38% )	17.91%	11.33%	8.20%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,319		$4,102	$3,096	$4,532	$1,621	$226
Ratio of expenses to average daily net assets:
Before expense waiver	1.02%	*	1.03%	1.03%	1.02%	1.12%	1.15%
After expense waiver	N/A		N/A	1.02% #	N/A	1.07% #	1.09% #
Net investment income (loss) to average daily net assets	0.64%	*	0.86%	0.32%	0.20%	0.24%	0.28%
Portfolio turnover rate	41%	**	125%	155%	181%	163%	127%

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$7.51		$6.55	$10.82	$9.18	$8.26	$7.65
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.07	0.05	0.04	0.02	0.06
Net realized and unrealized gain (loss) on investments	1.21		0.95	(3.96)	1.63	0.92	0.59
Total income (loss) from investment operations	1.25		1.02	(3.91)	1.67	0.94	0.65
Less distributions to shareholders:
From net investment income	(0.08)		(0.06)	(0.04)	(0.03)	(0.02)	(0.04)
From net realized gains	-		-	(0.32)	-	-	-
Total distributions	(0.08)		(0.06)	(0.36)	(0.03)	(0.02)	(0.04)
Net asset value, end of period	$8.68		$7.51	$6.55	$10.82	$9.18	$8.26
Total Return ^	16.52%	**	15.80%	(37.22% )	18.29%	11.44%	8.50%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$67,962		$62,383	$54,216	$92,738	$8,280	$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%	*	0.78%	0.78%	0.77%	0.89%	0.91%
After expense waiver	N/A		N/A	0.78% ##	N/A	0.84% #	0.84% #
Net investment income (loss) to average daily net assets	0.89%	*	1.12%	0.58%	0.42%	0.24%	0.70%
Portfolio turnover rate	41%	**	125%	155%	181%	163%	127%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$7.54		$6.58	$10.85	$9.20	$8.27	$7.65
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.08	0.07	0.06	0.05	0.06
Net realized and unrealized gain (loss) on investments	1.21		0.95	(3.98)	1.63	0.92	0.60
Total income (loss) from investment operations	1.25		1.03	(3.91)	1.69	0.97	0.66
Less distributions to shareholders:
From net investment income	(0.09)		(0.07)	(0.04)	(0.04)	(0.04)	(0.04)
From net realized gains	-		-	(0.32)	-	-	-
Total distributions	(0.09)		(0.07)	(0.36)	(0.04)	(0.04)	(0.04)
Net asset value, end of period	$8.70		$7.54	$6.58	$10.85	$9.20	$8.27
Total Return ^	16.64%	**	16.01%	(37.16% )	18.40%	11.71%	8.66%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$47,191		$47,680	$40,591	$99,772	$52,415	$33,336
Ratio of expenses to average daily net assets:
Before expense waiver	0.62%	*	0.63%	0.63%	0.62%	0.73%	0.76%
After expense waiver	N/A		N/A	0.63% ##	N/A	0.67% #	0.69% #
Net investment income (loss) to average daily net assets	1.04%	*	1.27%	0.74%	0.62%	0.62%	0.78%
Portfolio turnover rate	41%	**	125%	155%	181%	163%	127%

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$7.53		$6.57	$10.84	$9.21	$8.28	$7.65
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.09	0.07	0.06	0.06	0.08
Net realized and unrealized gain (loss) on investments	1.20		0.95	(3.97)	1.61	0.91	0.59
Total income (loss) from investment operations	1.24		1.04	(3.90)	1.67	0.97	0.67
Less distributions to shareholders:
From net investment income	(0.09)		(0.08)	(0.05)	(0.04)	(0.04)	(0.04)
From net realized gains	-		-	(0.32)	-	-	-
Total distributions	(0.09)		(0.08)	(0.37)	(0.04)	(0.04)	(0.04)
Net asset value, end of period	$8.68		$7.53	$6.57	$10.84	$9.21	$8.28
Total Return ^	16.57%	**	16.12%	(37.16% )	18.20%	11.74%	8.80%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$80,078		$61,493	$67,554	$140,611	$332	$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.57%	*	0.58%	0.58%	0.57%	0.67%	0.71%
After expense waiver	N/A		N/A	0.58% ##	N/A	0.57% #	0.59% #
Net investment income (loss) to average daily net assets	1.08%	*	1.34%	0.79%	0.61%	0.72%	0.95%
Portfolio turnover rate	41%	**	125%	155%	181%	163%	127%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$7.75		$6.32		$12.95	$11.57	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.00	) †	(0.01)	(0.03)	0.08
Net realized and unrealized gain (loss) on investments	1.53		1.43		(6.06)	2.41	1.50
Total income (loss) from investment operations	1.52		1.43		(6.07)	2.38	1.58
Less distributions to shareholders:
From net investment income	-		(0.00	) †	-	(0.07)	(0.01)
From net realized gains	-		-		(0.56)	(0.93)	-
Total distributions	-		(0.00	) †	(0.56)	(1.00)	(0.01)
Net asset value, end of period	$9.27		$7.75		$6.32	$12.95	$11.57
Total Return ^,^^	19.61%	**	22.64%		(48.86% )	21.97%	15.76%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$18,902		$17,549		$14,031	$18,211	$158
Ratio of expenses to average daily net assets:
Before expense waiver	1.46%	*	1.50%		1.46%	1.67%	1.90%	*
After expense waiver	1.40%	*#	1.40%	#	1.40% #	1.40% #	1.40%	*#
Net investment income (loss) to average daily net assets	(0.24%	) *	(0.01%	)	(0.11% )	(0.24% )	0.78%	*
Portfolio turnover rate	40%	**	109%		121%	119%	180%	**

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$7.79		$6.36		$13.00	$11.59	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.02		0.01	0.00 †	0.10
Net realized and unrealized gain (loss) on investments	1.54		1.44		(6.08)	2.42	1.50
Total income (loss) from investment operations	1.54		1.46		(6.07)	2.42	1.60
Less distributions to shareholders:
From net investment income	(0.01)		(0.03)		(0.01)	(0.08)	(0.01)
From net realized gains	-		-		(0.56)	(0.93)	-
Total distributions	(0.01)		(0.03)		(0.57)	(1.01)	(0.01)
Net asset value, end of period	$9.32		$7.79		$6.36	$13.00	$11.59
Total Return ^	19.72%	**	23.06%		(48.71% )	22.30%	15.98%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,969		$3,482		$3,026	$1,322	$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.21%	*	1.25%		1.21%	1.42%	1.65%	*
After expense waiver	1.15%	*#	1.15%	#	1.15% #	1.15% #	1.15%	*#
Net investment income (loss) to average daily net assets	0.00%	*††	0.26%		0.14%	0.03%	0.99%	*
Portfolio turnover rate	40%	**	109%		121%	119%	180%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.
+ For the period December 1, 2005 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$7.82		$6.38	$13.02	$11.61	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.03	0.03	0.02	0.11
Net realized and unrealized gain (loss) on investments	1.54		1.44	(6.10)	2.41	1.51
Total income (loss) from investment operations	1.55		1.47	(6.07)	2.43	1.62
Less distributions to shareholders:
From net investment income	(0.02)		(0.03)	(0.01)	(0.09)	(0.01)
From net realized gains	-		-	(0.56)	(0.93)	-
Total distributions	(0.02)		(0.03)	(0.57)	(1.02)	(0.01)
Net asset value, end of period	$9.35		$7.82	$6.38	$13.02	$11.61
Total Return ^	19.79%	**	23.30%	(48.62% )	22.45%	16.20%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,826		$4,038	$4,745	$10,352	$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.06%	*	1.10%	1.06%	1.27%	1.50%	*
After expense waiver	1.00%	*#	1.00% #	1.00% #	1.00% #	1.00%	*#
Net investment income (loss) to average daily net assets	0.15%	*	0.46%	0.29%	0.19%	1.14%	*
Portfolio turnover rate	40%	**	109%	121%	119%	180%	**

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$7.81		$6.38	$13.02	$11.61	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.03	0.04	0.02	0.12
Net realized and unrealized gain (loss) on investments	1.54		1.44	(6.11)	2.42	1.50
Total income (loss) from investment operations	1.55		1.47	(6.07)	2.44	1.62
Less distributions to shareholders:
From net investment income	(0.02)		(0.04)	(0.01)	(0.10)	(0.01)
From net realized gains	-		-	(0.56)	(0.93)	-
Total distributions	(0.02)		(0.04)	(0.57)	(1.03)	(0.01)
Net asset value, end of period	$9.34		$7.81	$6.38	$13.02	$11.61
Total Return ^	19.90%	**	23.27%	(48.60% )	22.53%	16.21%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$29,631		$25,330	$14,024	$26,301	$11,905
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%	*	1.00%	0.96%	1.17%	1.40%	*
After expense waiver	0.93%	*#	0.93% #	0.93% #	0.93% #	0.93%	*#
Net investment income (loss) to average daily net assets	0.22%	*	0.41%	0.36%	0.18%	1.21%	*
Portfolio turnover rate	40%	**	109%	121%	119%	180%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 1, 2005 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$7.70		$6.30		$12.93	$11.54	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.02)		(0.04)	(0.05)	0.04
Net realized and unrealized gain (loss) on investments	1.52		1.42		(6.03)	2.39	1.50
Total income (loss) from investment operations	1.50		1.40		(6.07)	2.34	1.54
Less distributions to shareholders:
From net investment income	-		-		-	(0.02)	(0.00	) †
From net realized gains	-		-		(0.56)	(0.93)	-
Total distributions	-		-		(0.56)	(0.95)	(0.00	) †
Net asset value, end of period	$9.20		$7.70		$6.30	$12.93	$11.54
Total Return ^,^^	19.48%	**	22.42%		(49.02% )	21.58%	15.42%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$660		$785		$607	$883	$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.86%	*	1.90%		1.86%	2.07%	2.30%	*
After expense waiver	1.70%	*#	1.70%	#	1.70% #	1.70% #	1.70%	*#
Net investment income (loss) to average daily net assets	(0.57%	) *	(0.31%	)	(0.41% )	(0.39% )	0.44%	*
Portfolio turnover rate	40%	**	109%		121%	119%	180%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 1, 2005 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$7.85		$6.86	$11.47	$10.45	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.02	0.01	0.06	(0.00	) †
Net realized and unrealized gain (loss) on investments	1.94		0.98	(4.37)	0.97	0.45
Total income (loss) from investment operations	1.95		1.00	(4.36)	1.03	0.45
Less distributions to shareholders:
From net investment income	(0.03)		(0.01)	(0.05)	-	-
From net realized gains	-		-	(0.20)	(0.01)	-
Total distributions	(0.03)		(0.01)	(0.25)	(0.01)	-
Net asset value, end of period	$9.77		$7.85	$6.86	$11.47	$10.45
Total Return ^,^^	24.93%	**	14.63%	(38.72% )	9.85%	4.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$9,113		$6,150	$4,051	$3,420	$104
Ratio of expenses to average daily net assets:
Before expense waiver	1.33%	*	1.46%	1.34%	1.40%	5.08%	*
After expense waiver	1.14%	*#	1.14% #	1.14% #	1.14% #	1.14%	*#
Net investment income (loss) to average daily net assets	0.32%	*	0.31%	0.06%	0.52%	(0.19%	) *
Portfolio turnover rate	32%	**	141%	131%	127%	17%	**

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$7.90		$6.89	$11.50	$10.45	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.04	0.03	0.08	0.00	†
Net realized and unrealized gain (loss) on investments	1.95		0.99	(4.39)	0.98	0.45
Total income (loss) from investment operations	1.98		1.03	(4.36)	1.06	0.45
Less distributions to shareholders:
From net investment income	(0.05)		(0.02)	(0.05)	-	-
From net realized gains	-		-	(0.20)	(0.01)	-
Total distributions	(0.05)		(0.02)	(0.25)	(0.01)	-
Net asset value, end of period	$9.83		$7.90	$6.89	$11.50	$10.45
Total Return ^	25.10%	**	15.09%	(38.61% )	10.14%	4.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$35,521		$31,510	$35,469	$49,729	$105
Ratio of expenses to average daily net assets:
Before expense waiver	1.08%	*	1.21%	1.09%	1.15%	4.83%	*
After expense waiver	0.89%	*#	0.89% #	0.89% #	0.89% #	0.89%	*#
Net investment income (loss) to average daily net assets	0.58%	*	0.61%	0.30%	0.74%	0.07%	*
Portfolio turnover rate	32%	**	141%	131%	127%	17%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period September 27, 2006 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$7.91		$6.88		$11.52	$10.45	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.04		0.04	0.07	0.00	†
Net realized and unrealized gain (loss) on investments	1.95		0.99		(4.38)	1.01	0.45
Total income (loss) from investment operations	1.98		1.03		(4.34)	1.08	0.45
Less distributions to shareholders:
From net investment income	(0.06)		-		(0.10)	-	-
From net realized gains	-		-		(0.20)	(0.01)	-
Total distributions	(0.06)		-		(0.30)	(0.01)	-
Net asset value, end of period	$9.83		$7.91		$6.88	$11.52	$10.45
Total Return ^	25.16%	**	14.97%		(38.50% )	10.33%	4.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$228		$173		$9	$0	$105
Ratio of expenses to average daily net assets:
Before expense waiver	0.93%	*	1.06%		0.94%	1.00%	4.68%	*
After expense waiver	0.79%	*#	0.79%	#	0.79% #	0.79% #	0.79%	#
Net investment income (loss) to average daily net assets	0.68%	*	0.46%		0.38%	0.67%	0.17%	*
Portfolio turnover rate	32%	**	141%		131%	127%	17%	**

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$7.91		$6.91		$11.52	$10.45	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.05		0.05	0.10	0.00	†
Net realized and unrealized gain (loss) on investments	1.95		0.99		(4.39)	0.99	0.45
Total income (loss) from investment operations	1.98		1.04		(4.34)	1.09	0.45
Less distributions to shareholders:
From net investment income	(0.06)		(0.04)		(0.07)	(0.01)	-
From net realized gains	-		-		(0.20)	(0.01)	-
Total distributions	(0.06)		(0.04)		(0.27)	(0.02)	-
Net asset value, end of period	$9.83		$7.91		$6.91	$11.52	$10.45
Total Return ^	25.20%	**	15.21%		(38.43% )	10.41%	4.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$45,468		$43,306		$50,384	$68,822	$10,034
Ratio of expenses to average daily net assets:
Before expense waiver	0.83%	*	0.96%		0.84%	0.90%	4.58%	*
After expense waiver	0.69%	*#	0.69%	#	0.69% #	0.69% #	0.69%	*#
Net investment income (loss) to average daily net assets	0.79%	*	0.80%		0.50%	0.87%	0.27%	*
Portfolio turnover rate	32%	**	141%		131%	127%	17%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period September 27, 2006 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$7.84		$6.85		$11.44	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	(0.01)		(0.03)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.92		1.00		(4.36)	1.00	0.45
Total income (loss) from investment operations	1.92		0.99		(4.39)	1.01	0.44
Less distributions to shareholders:
From net investment income	(0.02)		-		-	-	-
From net realized gains	-		-		(0.20)	(0.01)	-
Total distributions	(0.02)		-		(0.20)	(0.01)	-
Net asset value, end of period	$9.74		$7.84		$6.85	$11.44	$10.44
Total Return ^,^^	24.66%	**	14.45%		(38.97% )	9.67%	4.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$116		$92		$22	$33	$104
Ratio of expenses to average daily net assets:
Before expense waiver	1.63%	*	1.76%		1.64%	1.70%	5.38%	*
After expense waiver	1.49%	*#	1.49%	#	1.49% #	1.49% #	1.49%	*#
Net investment income (loss) to average daily net assets	(0.02%	) *	(0.15%	)	(0.29% )	0.11%	(0.54%	) *
Portfolio turnover rate	32%	**	141%		131%	127%	17%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period September 27, 2006 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05
Net asset value, beginning of period	$7.21		$6.28		$12.60	$16.99	$16.84	$15.79
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.02		0.01	0.05	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	1.79		0.91		(4.11)	1.26	1.63	1.10
Total income (loss) from investment operations	1.80		0.93		(4.10)	1.31	1.59	1.05
Less distributions to shareholders:
From net investment income	(0.02)		-		(0.05)	-	-	-
From net realized gains	-		-		(2.17)	(5.70)	(1.44)	(0.00	) †
Total distributions	(0.02)		-		(2.22)	(5.70)	(1.44)	(0.00	) †
Net asset value, end of period	$8.99		$7.21		$6.28	$12.60	$16.99	$16.84
Total Return ^,^^	24.95%	**	14.81%		(38.44% )	9.94%	9.81%	6.74%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$76,958		$63,549		$69,067	$163,154	$236,029	$411,467
Ratio of expenses to average daily net assets:
Before expense waiver	1.21%	*	1.29%		1.25%	1.23%	1.17%	1.15%
After expense waiver	1.14%	*#	1.14%	#	1.14% #	1.14% #	1.14% #	1.14%	#
Net investment income (loss) to average daily net assets	0.33%	*	0.36%		0.08%	0.40%	(0.24% )	(0.28%	)
Portfolio turnover rate	33%	**	137%		109%	111%	134%	45%

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$7.31		$6.37		$12.74	$17.08	$16.89	$15.79
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.04		0.03	0.08	0.00 †	(0.01)
Net realized and unrealized gain (loss) on investments	1.81		0.92		(4.16)	1.28	1.63	1.11
Total income (loss) from investment operations	1.83		0.96		(4.13)	1.36	1.63	1.10
Less distributions to shareholders:
From net investment income	(0.04)		(0.02)		(0.07)	-	-	-
From net realized gains	-		-		(2.17)	(5.70)	(1.44)	(0.00	) †
Total distributions	(0.04)		(0.02)		(2.24)	(5.70)	(1.44)	(0.00	) †
Net asset value, end of period	$9.10		$7.31		$6.37	$12.74	$17.08	$16.89
Total Return ^	25.18%	**	15.17%		(38.30% )	10.28%	10.09%	6.99%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,530		$4,675		$4,637	$8,595	$74,494	$88,802
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%	*	1.04%		1.00%	0.98%	0.92%	0.90%
After expense waiver	0.89%	*#	0.89%	#	0.89% #	0.89% #	0.89% #	0.89%	#
Net investment income (loss) to average daily net assets	0.58%	*	0.61%		0.33%	0.56%	0.02%	(0.03%	)
Portfolio turnover rate	33%	**	137%		109%	111%	134%	45%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$7.36		$6.39	$12.79	$17.11	$16.91	$15.79
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.04	0.05	0.10	0.02	0.01
Net realized and unrealized gain (loss) on investments	1.81		0.94	(4.18)	1.28	1.62	1.11
Total income (loss) from investment operations	1.84		0.98	(4.13)	1.38	1.64	1.12
Less distributions to shareholders:
From net investment income	(0.04)		(0.01)	(0.10)	-	-	-
From net realized gains	-		-	(2.17)	(5.70)	(1.44)	(0.00	) †
Total distributions	(0.04)		(0.01)	(2.27)	(5.70)	(1.44)	(0.00	) †
Net asset value, end of period	$9.16		$7.36	$6.39	$12.79	$17.11	$16.91
Total Return ^	25.11%	**	15.29%	(38.22% )	10.33%	10.21%	7.12%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,696		$941	$622	$6,898	$6,564	$14,667
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%	*	0.94%	0.89%	0.88%	0.82%	0.80%
After expense waiver	0.79%	*#	0.79% #	0.79% #	0.79% #	0.79% #	0.79%	#
Net investment income (loss) to average daily net assets	0.67%	*	0.65%	0.48%	0.76%	0.13%	0.07%
Portfolio turnover rate	33%	**	137%	109%	111%	134%	45%

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$7.37		$6.42	$12.84	$17.15	$16.92	$15.79
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.05	0.05	0.11	0.04	0.03
Net realized and unrealized gain (loss) on investments	1.82		0.93	(4.19)	1.28	1.63	1.10
Total income (loss) from investment operations	1.85		0.98	(4.14)	1.39	1.67	1.13
Less distributions to shareholders:
From net investment income	(0.05)		(0.03)	(0.11)	-	-	-
From net realized gains	-		-	(2.17)	(5.70)	(1.44)	(0.00	) †
Total distributions	(0.05)		(0.03)	(2.28)	(5.70)	(1.44)	(0.00	) †
Net asset value, end of period	$9.17		$7.37	$6.42	$12.84	$17.15	$16.92
Total Return ^	25.17%	**	15.48%	(38.17% )	10.45%	10.26%	7.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$139,891		$113,312	$102,572	$220,767	$328,698	$368,359
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%	*	0.84%	0.80%	0.78%	0.72%	0.70%
After expense waiver	0.69%	*#	0.69% #	0.69% #	0.69% #	0.69% #	0.69%	#
Net investment income (loss) to average daily net assets	0.78%	*	0.79%	0.52%	0.85%	0.22%	0.17%
Portfolio turnover rate	33%	**	137%	109%	111%	134%	45%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$9.06		$7.48	$14.24	$12.43	$10.58	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.06	0.11	0.04	0.08	0.00	†
Net realized and unrealized gain (loss) on investments	1.06		1.87	(5.96)	2.23	1.86	0.58
Total income (loss) from investment operations	1.09		1.93	(5.85)	2.27	1.94	0.58
Less distributions to shareholders:
From net investment income	(0.07)		(0.05)	(0.10)	(0.13)	(0.09)	-
From net realized gains	-		(0.30)	(0.81)	(0.33)	-	-
Total distributions	(0.07)		(0.35)	(0.91)	(0.46)	(0.09)	-
Net asset value, end of period	$10.08		$9.06	$7.48	$14.24	$12.43	$10.58
Total Return ^,^^	12.11%	**	27.89%	(43.64% )	18.73%	18.41%	5.80%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$40,459		$34,124	$27,145	$49,635	$31,763	$6,539
Ratio of expenses to average daily net assets:
Before expense waiver	1.49%	*	1.49%	1.48%	1.50%	1.50%	1.50%	*
After expense waiver	1.43%	*#	1.43% #	1.43% #	1.43% #	1.43% #	1.43%	*#
Net investment income (loss) to average daily net assets	0.68%	*	0.78%	0.97%	0.34%	0.69%	0.00%	*††
Portfolio turnover rate	14%	**	34%	13%	16%	25%	25%	**

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$9.14		$7.55	$14.36	$12.51	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.08	0.14	0.08	0.11	0.05
Net realized and unrealized gain (loss) on investments	1.06		1.89	(6.01)	2.24	1.87	0.55
Total income (loss) from investment operations	1.11		1.97	(5.87)	2.32	1.98	0.60
Less distributions to shareholders:
From net investment income	(0.09)		(0.08)	(0.13)	(0.14)	(0.07)	-
From net realized gains	-		(0.30)	(0.81)	(0.33)	-	-
Total distributions	(0.09)		(0.38)	(0.94)	(0.47)	(0.07)	-
Net asset value, end of period	$10.16		$9.14	$7.55	$14.36	$12.51	$10.60
Total Return ^	12.24%	**	28.27%	(43.50% )	19.07%	18.78%	6.00%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$151,234		$147,550	$137,391	$303,017	$290,689	$245,413
Ratio of expenses to average daily net assets:
Before expense waiver	1.24%	*	1.24%	1.23%	1.25%	1.24%	1.25%	*
After expense waiver	1.14%	*#	1.14% #	1.14% #	1.14% #	1.14% #	1.14%	*#
Net investment income (loss) to average daily net assets	0.94%	*	1.09%	1.24%	0.63%	0.96%	0.59%	*
Portfolio turnover rate	14%	**	34%	13%	16%	25%	25%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$9.11		$7.54	$14.34	$12.50	$10.61	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.08	0.14	0.10	0.12	0.06
Net realized and unrealized gain (loss) on investments	1.05		1.88	(5.98)	2.24	1.87	0.55
Total income (loss) from investment operations	1.11		1.96	(5.84)	2.34	1.99	0.61
Less distributions to shareholders:
From net investment income	(0.10)		(0.09)	(0.15)	(0.17)	(0.10)	-
From net realized gains	-		(0.30)	(0.81)	(0.33)	-	-
Total distributions	(0.10)		(0.39)	(0.96)	(0.50)	(0.10)	-
Net asset value, end of period	$10.12		$9.11	$7.54	$14.34	$12.50	$10.61
Total Return ^	12.31%	**	28.26%	(43.41% )	19.29%	18.86%	6.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,504		$3,219	$3,651	$10,514	$4,702	$3,099
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%	*	1.09%	1.08%	1.10%	1.10%	1.12%	*
After expense waiver	1.03%	*#	1.03% #	1.03% #	1.03% #	1.03% #	1.03%	*#
Net investment income (loss) to average daily net assets	1.19%	*	1.04%	1.23%	0.74%	1.06%	0.66%	*
Portfolio turnover rate	14%	**	34%	13%	16%	25%	25%	**

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$9.16		$7.58	$14.42	$12.55	$10.62	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.10	0.17	0.12	0.14	0.07
Net realized and unrealized gain (loss) on investments	1.06		1.89	(6.04)	2.25	1.88	0.55
Total income (loss) from investment operations	1.12		1.99	(5.87)	2.37	2.02	0.62
Less distributions to shareholders:
From net investment income	(0.11)		(0.11)	(0.16)	(0.17)	(0.09)	-
From net realized gains	-		(0.30)	(0.81)	(0.33)	-	-
Total distributions	(0.11)		(0.41)	(0.97)	(0.50)	(0.09)	-
Net asset value, end of period	$10.17		$9.16	$7.58	$14.42	$12.55	$10.62
Total Return ^	12.36%	**	28.52%	(43.37% )	19.43%	19.11%	6.20%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$222,916		$204,098	$183,478	$423,870	$436,584	$372,258
Ratio of expenses to average daily net assets:
Before expense waiver	1.06%	*	1.06%	1.05%	1.07%	1.06%	1.06%	*
After expense waiver	0.89%	*#	0.89% #	0.89% #	0.89% #	0.89% #	0.89%	*#
Net investment income (loss) to average daily net assets	1.20%	*	1.34%	1.48%	0.87%	1.21%	0.85%	*
Portfolio turnover rate	14%	**	34%	13%	16%	25%	25%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$9.09		$7.51	$14.31	$12.48	$10.56	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.05	0.10	0.03	0.06	0.02
Net realized and unrealized gain (loss) on investments	1.06		1.88	(6.00)	2.24	1.88	0.54
Total income (loss) from investment operations	1.09		1.93	(5.90)	2.27	1.94	0.56
Less distributions to shareholders:
From net investment income	(0.06)		(0.05)	(0.09)	(0.11)	(0.02)	-
From net realized gains	-		(0.30)	(0.81)	(0.33)	-	-
Total distributions	(0.06)		(0.35)	(0.90)	(0.44)	(0.02)	-
Net asset value, end of period	$10.12		$9.09	$7.51	$14.31	$12.48	$10.56
Total Return ^,^^	12.05%	**	27.77%	(43.75% )	18.69%	18.35%	5.60%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$870		$816	$568	$864	$574	$291
Ratio of expenses to average daily net assets:
Before expense waiver	1.79%	*	1.79%	1.78%	1.80%	1.80%	1.79%	*
After expense waiver	1.52%	*#	1.52% #	1.52% #	1.52% #	1.52% #	1.52%	*#
Net investment income (loss) to average daily net assets	0.60%	*	0.69%	0.89%	0.23%	0.53%	0.27%	*
Portfolio turnover rate	14%	**	34%	13%	16%	25%	25%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05†††
Net asset value, beginning of period	$12.00		$9.92	$19.25	$14.55	$11.61	$9.64
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.08	0.13	0.18	0.07	0.03
Net realized and unrealized gain (loss) on investments	0.87		2.78	(9.16)	4.66	2.96	1.94
Total income (loss) from investment operations	0.89		2.86	(9.03)	4.84	3.03	1.97
Less distributions to shareholders:
From net investment income	(0.07)		-	(0.30)	(0.14)	(0.09)	-
From net realized gains	-		(0.78)	-	-	-	-
Total distributions	(0.07)		(0.78)	(0.30)	(0.14)	(0.09)	-
Net asset value, end of period	$12.82		$12.00	$9.92	$19.25	$14.55	$11.61
Total Return ^,^^	7.57%	**	32.49%	(47.54% )	33.50%	26.27%	20.44%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$49,223		$47,642	$39,212	$103,369	$85,486	$55,809
Ratio of expenses to average daily net assets:
Before expense waiver	1.52%	*	1.52%	1.51%	1.53%	1.55%	1.54%
After expense waiver	N/A		N/A	1.50% #	1.52% #	1.52% #	1.52%	#
Net investment income (loss) to average daily net assets	0.34%	*	0.81%	0.82%	1.05%	0.55%	0.28%
Portfolio turnover rate	15%	**	42%	29%	25%	27%	26%

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05†††
Net asset value, beginning of period	$12.16		$10.02	$19.45	$14.66	$11.69	$9.69
Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.11	0.18	0.22	0.10	0.06
Net realized and unrealized gain (loss) on investments	0.89		2.82	(9.26)	4.70	2.99	1.94
Total income (loss) from investment operations	0.92		2.93	(9.08)	4.92	3.09	2.00
Less distributions to shareholders:
From net investment income	(0.09)		(0.01)	(0.35)	(0.13)	(0.12)	-
From net realized gains	-		(0.78)	-	-	-	-
Total distributions	(0.09)		(0.79)	(0.35)	(0.13)	(0.12)	-
Net asset value, end of period	$12.99		$12.16	$10.02	$19.45	$14.66	$11.69
Total Return ^	7.73%	**	32.77%	(47.40% )	33.87%	26.61%	20.64%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$48,777		$56,494	$51,881	$113,298	$118,352	$223,255
Ratio of expenses to average daily net assets:
Before expense waiver	1.26%	*	1.27%	1.26%	1.28%	1.30%	1.29%
After expense waiver	N/A		N/A	1.25% #	1.27% #	1.27% #	1.27%	#
Net investment income (loss) to average daily net assets	0.53%	*	1.10%	1.12%	1.28%	0.77%	0.54%
Portfolio turnover rate	15%	**	42%	29%	25%	27%	26%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05†††
Net asset value, beginning of period	$12.26		$10.10	$19.59	$14.79	$11.80	$9.76
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.12	0.19	0.25	0.13	0.08
Net realized and unrealized gain (loss) on investments	0.89		2.85	(9.31)	4.74	3.00	1.97
Total income (loss) from investment operations	0.94		2.97	(9.12)	4.99	3.13	2.05
Less distributions to shareholders:
From net investment income	(0.12)		(0.03)	(0.37)	(0.19)	(0.14)	(0.01)
From net realized gains	-		(0.78)	-	-	-	-
Total distributions	(0.12)		(0.81)	(0.37)	(0.19)	(0.14)	(0.01)
Net asset value, end of period	$13.08		$12.26	$10.10	$19.59	$14.79	$11.80
Total Return ^	7.78%	**	33.08%	(47.32% )	34.05%	26.68%	20.95%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$30,004		$30,347	$20,833	$83,333	$73,348	$59,211
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	*	1.12%	1.11%	1.13%	1.15%	1.14%
After expense waiver	N/A		N/A	1.10% #	1.12% #	1.12% #	1.12% #
Net investment income (loss) to average daily net assets	0.75%	*	1.21%	1.17%	1.46%	0.93%	0.69%
Portfolio turnover rate	15%	**	42%	29%	25%	27%	26%

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05†††
Net asset value, beginning of period	$12.27		$10.12	$19.63	$14.82	$11.82	$9.78
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.12	0.20	0.25	0.13	0.08
Net realized and unrealized gain (loss) on investments	0.90		2.84	(9.33)	4.76	3.01	1.97
Total income (loss) from investment operations	0.95		2.96	(9.13)	5.01	3.14	2.05
Less distributions to shareholders:
From net investment income	(0.12)		(0.03)	(0.38)	(0.20)	(0.14)	(0.01)
From net realized gains	-		(0.78)	-	-	-	-
Total distributions	(0.12)		(0.81)	(0.38)	(0.20)	(0.14)	(0.01)
Net asset value, end of period	$13.10		$12.27	$10.12	$19.63	$14.82	$11.82
Total Return ^	7.79%	**	33.13%	(47.32% )	34.17%	26.76%	20.91%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$586,375		$562,176	$459,583	$1,033,709	$806,440	$608,471
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%	*	1.09%	1.08%	1.10%	1.12%	1.11%
After expense waiver	N/A		N/A	1.07% #	1.09% #	1.09% #	1.09% #
Net investment income (loss) to average daily net assets	0.77%	*	1.24%	1.29%	1.47%	0.97%	0.72%
Portfolio turnover rate	15%	**	42%	29%	25%	27%	26%

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$10.81		$8.41	$17.20	$12.41		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.16	0.19	0.08		0.07
Net realized and unrealized gain (loss) on investments	0.25		2.30	(8.43)	4.80		2.34
Total income (loss) from investment operations	0.27		2.46	(8.24)	4.88		2.41
Less distributions to shareholders:
From net investment income	(0.36)		(0.06)	(0.13)	(0.00	) †	-
From net realized gains	-		-	(0.42)	(0.09)		-
Total distributions	(0.36)		(0.06)	(0.55)	(0.09)		-
Net asset value, end of period	$10.72		$10.81	$8.41	$17.20		$12.41
Total Return ^,^^	2.62%	**	29.25%	(49.39% )	39.55%		24.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$35,550		$35,136	$27,401	$36,718		$3,773
Ratio of expenses to average daily net assets:
Before expense waiver	1.59%	*	1.58%	1.62%	1.75%		1.70%	*
After expense waiver	N/A		1.56% #	1.58% #	1.58%	#	1.58%	*#
Net investment income (loss) to average daily net assets	0.44%	*	1.80%	1.38%	0.57%		0.68%	*
Portfolio turnover rate	38%	**	74%	106%	95%		81%	**

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$10.87		$8.45	$17.27	$12.44		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.19	0.22	0.11		(0.01)
Net realized and unrealized gain (loss) on investments	0.25		2.30	(8.48)	4.82		2.45
Total income (loss) from investment operations	0.29		2.49	(8.26)	4.93		2.44
Less distributions to shareholders:
From net investment income	(0.39)		(0.07)	(0.14)	(0.01)		-
From net realized gains	-		-	(0.42)	(0.09)		-
Total distributions	(0.39)		(0.07)	(0.56)	(0.10)		-
Net asset value, end of period	$10.77		$10.87	$8.45	$17.27		$12.44
Total Return ^	2.74%	**	29.61%	(49.32% )	39.91%		24.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,854		$19,065	$7,993	$17,632		$9,667
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%	*	1.33%	1.37%	1.50%		2.21%	*
After expense waiver	N/A		1.31% #	1.33% #	1.33%	#	1.33%	*#
Net investment income (loss) to average daily net assets	0.67%	*	2.07%	1.62%	0.78%		(0.13%	) *
Portfolio turnover rate	38%	**	74%	106%	95%		81%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 1, 2005 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$10.87		$8.48	$17.31	$12.45	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.20	0.18	0.14	0.12
Net realized and unrealized gain (loss) on investments	0.25		2.30	(8.43)	4.82	2.33
Total income (loss) from investment operations	0.30		2.50	(8.25)	4.96	2.45
Less distributions to shareholders:
From net investment income	(0.40)		(0.11)	(0.16)	(0.01)	-
From net realized gains	-		-	(0.42)	(0.09)	-
Total distributions	(0.40)		(0.11)	(0.58)	(0.10)	-
Net asset value, end of period	$10.77		$10.87	$8.48	$17.31	$12.45
Total Return ^	2.76%	**	29.85%	(49.19% )	40.12%	24.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,641		$7,494	$5,474	$739	$179
Ratio of expenses to average daily net assets:
Before expense waiver	1.19%	*	1.18%	1.22%	1.35%	2.52%	*
After expense waiver	N/A		1.16% #	1.18% #	1.18% #	1.18%	*#
Net investment income (loss) to average daily net assets	0.86%	*	2.18%	1.47%	0.95%	1.13%	*
Portfolio turnover rate	38%	**	74%	106%	95%	81%	**

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$10.90		$8.49	$17.33	$12.46	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.20	0.27	0.15	0.13
Net realized and unrealized gain (loss) on investments	0.27		2.32	(8.53)	4.82	2.33
Total income (loss) from investment operations	0.31		2.52	(8.26)	4.97	2.46
Less distributions to shareholders:
From net investment income	(0.41)		(0.11)	(0.16)	(0.01)	-
From net realized gains	-		-	(0.42)	(0.09)	-
Total distributions	(0.41)		(0.11)	(0.58)	(0.10)	-
Net asset value, end of period	$10.80		$10.90	$8.49	$17.33	$12.46
Total Return ^	2.94%	**	29.90%	(49.18% )	40.18%	24.60%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$29,854		$45,363	$22,846	$26,159	$6,036
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%	*	1.08%	1.12%	1.25%	2.52%	*
After expense waiver	N/A		N/A	N/A	1.15% #	1.15%	*#
Net investment income (loss) to average daily net assets	0.74%	*	2.23%	1.96%	1.04%	1.22%	*
Portfolio turnover rate	38%	**	74%	106%	95%	81%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 1, 2005 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/10 (Unaudited)		Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$10.71		$8.34	$17.10	$12.37	$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.13	0.14	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.25		2.27	(8.37)	4.80	2.32
Total income (loss) from investment operations	0.25		2.40	(8.23)	4.82	2.37
Less distributions to shareholders:
From net investment income	(0.32)		(0.03)	(0.11)	-	-
From net realized gains	-		-	(0.42)	(0.09)	-
Total distributions	(0.32)		(0.03)	(0.53)	(0.09)	-
Net asset value, end of period	$10.64		$10.71	$8.34	$17.10	$12.37
Total Return ^,^^	2.34%	**	28.90%	(49.58% )	39.19%	23.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$863		$951	$636	$847	$151
Ratio of expenses to average daily net assets:
Before expense waiver	1.99%	*	1.98%	2.02%	2.15%	3.35%	*
After expense waiver	N/A		1.94% #	1.88% #	1.88% #	1.88%	*#
Net investment income (loss) to average daily net assets	0.07%	*	1.40%	1.08%	0.13%	0.47%	*
Portfolio turnover rate	38%	**	74%	106%	95%	81%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 1, 2005 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/10 (Unaudited)		Period Ended 10/31/09+
Net asset value, beginning of period	$16.42		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.09
Net realized and unrealized gain (loss) on investments	1.89		6.33
Total income (loss) from investment operations	1.87		6.42
Less distributions to shareholders:
From net investment income	(0.09)		-
From net realized gains	(2.28)		-
Total distributions	(2.37)		-
Net asset value, end of period	$15.92		$16.42
Total Return ^, ^^	12.36%	**	64.00%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$270		$238
Ratio of expenses to average daily net assets:
Before expense waiver	1.74%	*	1.83%	*
After expense waiver	1.65%	*#	1.65%	*#
Net investment income (loss) to average daily net assets	(0.52%	) *	0.73%	*
Portfolio turnover rate	26%	**	75%	**

	Class L
	Six Months Ended 04/30/10 (Unaudited)		Period Ended 10/31/09+
Net asset value, beginning of period	$16.45		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.13
Net realized and unrealized gain (loss) on investments	1.89		6.32
Total income (loss) from investment operations	1.90		6.45
Less distributions to shareholders:
From net investment income	(0.12)		-
From net realized gains	(2.28)		-
Total distributions	(2.40)		-
Net asset value, end of period	$15.95		$16.45
Total Return ^	12.54%	**	64.30%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$40,482		$27,256
Ratio of expenses to average daily net assets:
Before expense waiver	1.50%	*	1.58%	*
After expense waiver	1.40%	*#	1.40%	*#
Net investment income (loss) to average daily net assets	(0.17%	) *	0.98%	*
Portfolio turnover rate	26%	**	75%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 3, 2008 (commencement of operations) through October 31, 2009.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/10 (Unaudited)		Period Ended 10/31/09+
Net asset value, beginning of period	$16.48		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.13
Net realized and unrealized gain (loss) on investments	1.90		6.35
Total income (loss) from investment operations	1.91		6.48
Less distributions to shareholders:
From net investment income	(0.13)		(0.00	) †
From net realized gains	(2.28)		-
Total distributions	(2.41)		(0.00	) †
Net asset value, end of period	$15.98		$16.48
Total Return ^	12.61%	**	64.60%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$185		$165
Ratio of expenses to average daily net assets:
Before expense waiver	1.35%	*	1.43%	*
After expense waiver	1.25%	*#	1.25%	*#
Net investment income (loss) to average daily net assets	(0.09%	) *	1.08%	*
Portfolio turnover rate	26%	**	75%	**

	Class S
	Six Months Ended 04/30/10 (Unaudited)		Period Ended 10/31/09+
Net asset value, beginning of period	$16.49		$10.00
Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.15
Net realized and unrealized gain (loss) on investments	1.90		6.34
Total income (loss) from investment operations	1.92		6.49
Less distributions to shareholders:
From net investment income	(0.14)		(0.00	) †
From net realized gains	(2.28)		-
Total distributions	(2.42)		(0.00	) †
Net asset value, end of period	$15.99		$16.49
Total Return ^	12.69%	**	64.73%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$69,656		$61,313
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	*	1.33%	*
After expense waiver	1.15%	*#	1.15%	*#
Net investment income (loss) to average daily net assets	0.02%	*	1.23%	*
Portfolio turnover rate	26%	**	75%	**

* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period November 3, 2008 (commencement of operations) through October 31, 2009.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Fund

MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Premier Money Market Fund ("Money Market Fund"), MassMutual Premier Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Premier Inflation-Protected and Income Fund ("Inflation-Protected and Income Fund"), MassMutual Premier Core Bond Fund ("Core Bond Fund"), MassMutual Premier Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Premier High Yield Fund ("High Yield Fund"), MassMutual Premier International Bond Fund ("International Bond Fund"), MassMutual Premier Balanced Fund ("Balanced Fund"), MassMutual Premier Value Fund ("Value Fund"), MassMutual Premier Enhanced Index Value Fund ("Enhanced Index Value Fund"), MassMutual Premier Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MassMutual Premier Main Street Fund ("Main Street Fund"), MassMutual Premier Capital Appreciation Fund ("Capital Appreciation Fund"), MassMutual Premier Enhanced Index Growth Fund ("Enhanced Index Growth Fund"), MassMutual Premier Discovery Value Fund ("Discovery Value Fund"), MassMutual Premier Main Street Small Cap Fund ("Main Street Small Cap Fund"), MassMutual Premier Small Company Opportunities Fund ("Small Company Opportunities Fund"), MassMutual Premier Global Fund ("Global Fund"), MassMutual Premier International Equity Fund ("International Equity Fund"), MassMutual Premier Focused International Fund ("Focused International Fund"), and MassMutual Premier Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund").

The Strategic Emerging Markets Fund commenced operations on November 3, 2008.

Each Fund, except for the Money Market Fund, has the following five classes of shares: Class A, Class L, Class Y, Class S, and Class N. The Money Market Fund has the following four classes of shares: Class A, Class Y, Class S, and Class N. Class N shares of the Money Market Fund, International Bond Fund, Balanced Fund, Enhanced Index Growth Fund, Small Company Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund are not currently available. Class L shares of the Money Market Fund were converted into Class S shares prior to the opening of business on July 27, 2009. The conversion was effected on a share-for-share basis. Each share class invests in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among these classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds, excluding the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued

Notes to Financial Statements (Unaudited) (Continued)

at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Swaps are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a valuation, or for which such market quotations or valuations are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds' Valuation Committee in accordance with procedures approved by the Board of Trustees ("Trustees"), and under the ultimate supervision of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value guidelines may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in foreign securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds' Valuation Committee pursuant to guidelines established by the Trustees, and under the ultimate supervision of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Notes to Financial Statements (Unaudited) (Continued)

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Notes to Financial Statements (Unaudited) (Continued)

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Money Market Fund, Inflation-Protected and Income Fund, High Yield Fund, and International Bond Fund had all investments at Level 2, as of April 30, 2010. The Value Fund, Enhanced Index Value Fund, Enhanced Index Core Equity Fund, Main Street Fund, Enhanced Index Growth Fund, and Discovery Value Fund had all long-term investments at Level 1, and all short-term investments at Level 2, as of April 30, 2010. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level as of April 30, 2010 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Equities
Convertible Preferred Stock
Financial	$-	$-	$427,359	$427,359
Total Convertible Preferred Stock	-	-	427,359	427,359
Total Equities	-	-	427,359	427,359
Bonds & Notes
Total Corporate Debt	-	162,814,708	-	162,814,708
Total Municipal Obligations	-	618,953	-	618,953
Non-U.S. Government Agency Obligations
Automobile ABS	-	6,766,576	-	6,766,576

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Short-Duration Bond Fund (Continued)
Commercial MBS	$-	$22,702,932	$-	$22,702,932
Credit Card ABS	-	1,926,292	-	1,926,292
Home Equity ABS	-	754,486	-	754,486
Student Loans ABS	-	9,930,352	1,696,777	11,627,129
WL Collateral CMO	-	5,308,103	-	5,308,103
WL Collateral PAC	-	84,036	-	84,036
Total Non-U.S. Government Agency Obligations	-	47,472,777	1,696,777	49,169,554
Total Sovereign Debt Obligations	-	1,590,279	-	1,590,279
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	80,267,898	-	80,267,898
Total U.S. Government Agency Obligations and Instrumentalities	-	80,267,898	-	80,267,898
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	28,103,660	-	28,103,660
Total U.S. Treasury Obligations	-	28,103,660	-	28,103,660
Total Bonds & Notes	-	320,868,275	1,696,777	322,565,052
Total Long-Term Investments	-	320,868,275	2,124,136	322,992,411
Total Short-Term Investments	-	161,796,072	-	161,796,072
Total Investments	$-	$482,664,347	$2,124,136	$484,788,483
Core Bond Fund
Equities
Convertible Preferred Stock
Financial	$-	$-	$971,271	$971,271
Total Convertible Preferred Stock	-	-	971,271	971,271
Total Equities	-	-	971,271	971,271
Bonds & Notes
Total Corporate Debt	-	522,458,258	1,403,894	523,862,152
Total Municipal Obligations	-	6,315,861	-	6,315,861
Non-U.S. Government Agency Obligations
Automobile ABS	-	5,668,040	-	5,668,040
Commercial MBS	-	67,103,172	-	67,103,172
Home Equity ABS	-	3,422,673	-	3,422,673
Student Loans ABS	-	16,861,646	5,164,210	22,025,856

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Core Bond Fund (Continued)
WL Collateral CMO	$-	$15,485,429	$-	$15,485,429
WL Collateral PAC	-	299,102	-	299,102
Total Non-U.S. Government Agency Obligations	-	108,840,062	5,164,210	114,004,272
Total Sovereign Debt Obligations	-	6,209,788	-	6,209,788
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	2,897,599	-	2,897,599
Pass-Through Securities	-	416,261,101	-	416,261,101
Total U.S. Government Agency Obligations and Instrumentalities	-	419,158,700	-	419,158,700
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	172,544,341	-	172,544,341
Total U.S. Treasury Obligations	-	172,544,341	-	172,544,341
Total Bonds & Notes	-	1,235,527,010	6,568,104	1,242,095,114
Total Long-Term Investments	-	1,235,527,010	7,539,375	1,243,066,385
Total Short-Term Investments	-	373,315,423	-	373,315,423
Total Investments	$-	$1,608,842,433	$7,539,375	$1,616,381,808
Diversified Bond Fund
Equities
Common Stock
Communications	$54,679	$-	$-	$54,679
Total Common Stock	54,679	-	-	54,679
Convertible Preferred Stock
Financial	-	-	582,763	582,763
Total Convertible Preferred Stock	-	-	582,763	582,763
Total Equities	54,679	-	582,763	637,442
Bonds & Notes
Total Corporate Debt	-	137,767,693	-	137,767,693
Total Municipal Obligations	-	1,602,846	-	1,602,846
Non-U.S. Government Agency Obligations
Automobile ABS	-	1,269,002	-	1,269,002
Commercial MBS	-	17,845,884	-	17,845,884

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Diversified Bond Fund (Continued)
Home Equity ABS	$-	$1,280,545	$-	$1,280,545
Student Loans ABS	-	4,020,731	1,277,008	5,297,739
WL Collateral CMO	-	4,262,506	-	4,262,506
WL Collateral PAC	-	37,240	-	37,240
Total Non-U.S. Government Agency Obligations	-	28,715,908	1,277,008	29,992,916
Total Sovereign Debt Obligations	-	1,598,777	-	1,598,777
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	100,388	-	100,388
Pass-Through Securities	-	102,390,079	-	102,390,079
Total U.S. Government Agency Obligations and Instrumentalities	-	102,490,467	-	102,490,467
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	10,810,465	-	10,810,465
Total U.S. Treasury Obligations	-	10,810,465	-	10,810,465
Total Bonds & Notes	-	282,986,156	1,277,008	284,263,164
Total Long-Term Investments	54,679	282,986,156	1,859,771	284,900,606
Total Short-Term Investments	-	86,933,043	-	86,933,043
Total Investments	$54,679	$369,919,199	$1,859,771	$371,833,649
Balanced Fund
Equities
Common Stock
Basic Materials	$2,088,544	$-	$-	$2,088,544
Communications	7,616,063	-	-	7,616,063
Consumer, Cyclical	6,397,695	-	-	6,397,695
Consumer, Non-cyclical	14,796,655	-	-	14,796,655
Diversified	26,221	-	-	26,221
Energy	7,061,619	-	-	7,061,619
Financial	11,862,546	-	-	11,862,546
Industrial	8,007,993	-	-	8,007,993
Technology	9,693,900	-	-	9,693,900
Utilities	2,364,603	-	-	2,364,603
Total Common Stock	69,915,839	-	-	69,915,839
Total Equities	69,915,839	-	-	69,915,839

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Balanced Fund (Continued)
Bonds & Notes
Total Corporate Debt	$-	$19,197,160	$-	$19,197,160
Total Municipal Obligations	-	250,582	-	250,582
Non-U.S. Government Agency Obligations
Automobile ABS	-	240,474	-	240,474
Commercial MBS	-	2,434,452	-	2,434,452
Home Equity ABS	-	45,409	-	45,409
Student Loans ABS	-	577,211	143,725	720,936
WL Collateral CMO	-	589,462	-	589,462
WL Collateral PAC	-	18,125	-	18,125
Total Non-U.S. Government Agency Obligations	-	3,905,133	143,725	4,048,858
Total Sovereign Debt Obligations	-	88,112	-	88,112
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	102,369	-	102,369
Pass-Through Securities	-	15,298,838	-	15,298,838
Total U.S. Government Agency Obligations and Instrumentalities	-	15,401,207	-	15,401,207
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	5,561,795	-	5,561,795
Total U.S. Treasury Obligations	-	5,561,795	-	5,561,795
Total Bonds & Notes	-	44,403,989	143,725	44,547,714
Total Mutual Funds	6,948,304	-	-	6,948,304
Total Long-Term Investments	76,864,143	44,403,989	143,725	121,411,857
Total Short-Term Investments	-	17,360,931	-	17,360,931
Total Investments	$76,864,143	$61,764,920	$143,725	$138,772,788
Capital Appreciation Fund
Equities
Common Stock
Basic Materials	$28,216,341	$4,205,122	$-	$32,421,463
Communications	109,694,825	-	-	109,694,825
Consumer, Cyclical	48,521,900	-	-	48,521,900
Consumer, Non-cyclical	152,743,265	32,402,008	-	185,145,273
Energy	65,852,708	-	-	65,852,708

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Capital Appreciation Fund (Continued)
Financial	$47,145,061	$11,177,075	$-	$58,322,136
Industrial	36,919,241	8,861,256	-	45,780,497
Technology	149,238,342	-	-	149,238,342
Total Common Stock	638,331,683	56,645,461	-	694,977,144
Total Equities	638,331,683	56,645,461	-	694,977,144
Total Long-Term Investments	638,331,683	56,645,461	-	694,977,144
Total Short-Term Investments	-	8,156,924	-	8,156,924
Total Investments	$638,331,683	$64,802,385	$-	$703,134,068
Main Street Small Cap Fund
Equities
Common Stock
Basic Materials	$2,991,698	$-	$443	$2,992,141
Communications	8,174,168	-	-	8,174,168
Consumer, Cyclical	13,118,499	-	-	13,118,499
Consumer, Non-cyclical	19,878,429	-	-	19,878,429
Diversified	23,542	-	-	23,542
Energy	3,460,452	-	-	3,460,452
Financial	16,828,026	-	-	16,828,026
Industrial	13,928,806	-	-	13,928,806
Technology	8,753,136	-	-	8,753,136
Utilities	2,482,362	-	-	2,482,362
Total Common Stock	89,639,118	-	443	89,639,561
Total Equities	89,639,118	-	443	89,639,561
Rights
Consumer, Cyclical	-	-	3	3
Total Rights	-	-	3	3
Total Long-Term Investments	89,639,118	-	446	89,639,564
Total Short-Term Investments	-	1,249,297	-	1,249,297
Total Investments	$89,639,118	$1,249,297	$446	$90,888,861
Small Company Opportunities Fund
Equities
Common Stock
Basic Materials	$7,309,654	$-	$1,675	$7,311,329
Communications	20,163,339	-	-	20,163,339
Consumer, Cyclical	32,302,691	-	-	32,302,691
Consumer, Non-cyclical	48,909,635	-	-	48,909,635
Diversified	57,512	-	-	57,512
Energy	8,521,062	-	-	8,521,062
Financial	41,632,125	-	-	41,632,125
Industrial	34,427,579	-	-	34,427,579

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Small Company Opportunities Fund (Continued)
Technology	$21,549,217	$-	$-	$21,549,217
Utilities	6,100,751	-	-	6,100,751
Total Common Stock	220,973,565	-	1,675	220,975,240
Total Equities	220,973,565	-	1,675	220,975,240
Rights
Consumer, Cyclical	-	-	6	6
Total Rights	-	-	6	6
Total Long-Term Investments	220,973,565	-	1,681	220,975,246
Total Short-Term Investments	-	4,162,041	-	4,162,041
Total Investments	$220,973,565	$4,162,041	$1,681	$225,137,287
Global Fund
Equities
Common Stock
Basic Materials	$-	$3,250,100	$-	$3,250,100
Communications	34,984,148	29,147,491	-	64,131,639
Consumer, Cyclical	27,558,379	23,465,475	-	51,023,854
Consumer, Non-cyclical	44,844,469	28,953,745	-	73,798,214
Diversified	-	7,680,183	-	7,680,183
Energy	7,017,822	10,493,947	-	17,511,769
Financial	19,387,248	44,951,830	-	64,339,078
Industrial	22,140,232	53,315,045	-	75,455,277
Technology	31,398,749	23,366,858	-	54,765,607
Utilities	-	3,061,939	-	3,061,939
Total Common Stock	187,331,047	227,686,613	-	415,017,660
Convertible Preferred Stock
Consumer, Cyclical	-	2,979,442	-	2,979,442
Total Convertible Preferred Stock	-	2,979,442	-	2,979,442
Total Equities	187,331,047	230,666,055	-	417,997,102
Bonds & Notes
Total Corporate Debt	-	491,452	-	491,452
Total Bonds & Notes	-	491,452	-	491,452
Total Mutual Funds	2,169,785	-	-	2,169,785
Total Long-Term Investments	189,500,832	231,157,507	-	420,658,339
Total Investments	$189,500,832	$231,157,507	$-	$420,658,339
International Equity Fund
Equities
Common Stock
Basic Materials	$11,622,429	$29,012,355	$-	$40,634,784
Communications	3,322,722	49,699,356	-	53,022,078

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
International Equity Fund (Continued)
Consumer, Cyclical	$5,883,870	$58,615,641	$-	$64,499,511
Consumer, Non-cyclical	993,691	219,355,397	-	220,349,088
Diversified	-	7,177,688	-	7,177,688
Energy	-	33,040,205	-	33,040,205
Financial	3,515,341	71,129,876	-	74,645,217
Industrial	1,523,848	132,044,070	-	133,567,918
Technology	-	70,049,822	-	70,049,822
Utilities	-	1,930,860	-	1,930,860
Total Common Stock	26,861,901	672,055,270	-	698,917,171
Convertible Preferred Stock
Financial	-	-	6,672,380	6,672,380
Total Convertible Preferred Stock	-	-	6,672,380	6,672,380
Total Equities	26,861,901	672,055,270	6,672,380	705,589,551
Total Mutual Funds	6,483,300	-	-	6,483,300
Total Long-Term Investments	33,345,201	672,055,270	6,672,380	712,072,851
Total Investments	$33,345,201	$672,055,270	$6,672,380	$712,072,851
Focused International Fund
Equities
Common Stock
Basic Materials	$-	$17,318,142	$-	$17,318,142
Communications	-	6,957,610	-	6,957,610
Consumer, Non-cyclical	1,618,020	17,517,590	-	19,135,610
Energy	5,450,645	6,392,544	-	11,843,189
Financial	-	21,320,303	-	21,320,303
Industrial	-	5,498,436	26,555	5,524,991
Technology	-	3,869,059	-	3,869,059
Utilities	-	1,694,974	-	1,694,974
Total Common Stock	7,068,665	80,568,658	26,555	87,663,878
Convertible Preferred Stock
Consumer, Non-Cyclical	-	2,085,579	-	2,085,579
Total Convertible Preferred Stock	-	2,085,579	-	2,085,579
Total Equities	7,068,665	82,654,237	26,555	89,749,457
Total Long-Term Investments	7,068,665	82,654,237	26,555	89,749,457
Total Short-Term Investments	-	1,706,503	-	1,706,503
Total Investments	$7,068,665	$84,360,740	$26,555	$91,455,960
Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$12,088,758	$5,359,496	$-	$17,448,254

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Strategic Emerging Markets Fund (Continued)
Communications	$7,481,046	$6,475,123	$-	$13,956,169
Consumer, Cyclical	-	9,142,638	-	9,142,638
Consumer, Non-cyclical	1,431,193	5,657,902	-	7,089,095
Diversified	-	1,191,997	-	1,191,997
Energy	4,244,744	6,768,391	-	11,013,135
Financial	7,601,203	23,176,701	-	30,777,904
Industrial	-	3,433,155	-	3,433,155
Technology	1,510,314	12,878,099	-	14,388,413
Total Common Stock	34,357,258	74,083,502	-	108,440,760
Total Equities	34,357,258	74,083,502	-	108,440,760
Total Long-Term Investments	34,357,258	74,083,502	-	108,440,760
Total Short-Term Investments	-	5,128,291	-	5,128,291
Total Investments	$34,357,258	$79,211,793	$-	$113,569,051

The following is the aggregate value by input level as of April 30, 2010 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Swap Agreements
Interest Rate Risk	$-	$95,230	$-	$95,230
Credit Risk	-	894,993	-	894,993
Core Bond Fund
Swap Agreements
Interest Rate Risk	-	322,889	-	322,889
Credit Risk	-	2,784,610	-	2,784,610
Diversified Bond Fund
Swap Agreements
Interest Rate Risk	-	84,814	-	84,814
Credit Risk	-	663,028	-	663,028
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	70,895	-	70,895
Balanced Fund
Futures Contracts
Equity Rate Risk	10,168	-	-	10,168
Swap Agreements
Interest Rate Risk	-	13,392	-	13,392
Credit Risk	-	100,771	-	100,771

Notes to Financial Statements (Unaudited) (Continued)

Liabilities Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Swap Agreements
Credit Risk	$-	$(10,976)	$-	$(10,976)
Core Bond Fund
Swap Agreements
Credit Risk	-	(34,496)	-	(34,496)
Diversified Bond Fund
Swap Agreements
Credit Risk	-	(9,408)	-	(9,408)
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(243,916)	-	(243,916)
Balanced Fund
Futures Contracts
Equity Rate Risk	(145,240)	-		(145,240)
Swap Agreements
Credit Risk	-	(1,464)	-	(1,464)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In *		Transfers Out *
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Capital Appreciation Fund	$-	$5,784,496	$(5,784,496)	$-
International Equity Fund	-	9,203,432	(9,203,432)	-
Strategic Emerging Markets Fund	-	5,495,864	(5,495,864)	-

*The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of securities transitioning between exchange traded and non-exchange traded, as well as certain securities being fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets.

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 10/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*	Tranfers (out) of Level 3*	Balance as of 4/30/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 4/30/10
Short-Duration Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$424,485	$-	$-	$2,874	$-	$-	$-	$427,359	$2,874
Non-U.S. Government Agency Obligation
Student Loans ABS	2,463,190	-	(7,044)	275,631	(1,035,000)	-	-	1,696,777	275,631
	$2,887,675	$-	$(7,044)	$278,505	$(1,035,000)	$-	$-	$2,124,136	$278,505

Core Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$964,739	$-	$-	$6,532	$-	$-	$-	$971,271	$6,533
Bonds & Notes
Corporate Debt	1,906,954	-	(28,030)	(25,902)	(449,128)	-	-	1,403,894	(25,902)
Non-U.S. Government Agency Obligation
Student Loans ABS	7,439,103	-	(21,375)	846,482	(3,100,000)	-	-	5,164,210	623,429
Total	$10,310,796	$-	$(49,405)	$827,112	$(3,549,128)	$-	$-	$7,539,375	$604,060

Diversified Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$578,843	$-	$-	$3,920	$-	$-	$-	$582,763	$3,920
Non-U.S. Government Agency Obligation
Student Loans ABS	2,011,142	-	(6,330)	217,196	(945,000)	-	-	1,277,008	148,087
	$2,589,985	$-	$(6,330)	$221,116	$(945,000)	$-	$-	$1,859,771	$152,007

Balanced Fund
Long-Term Investments
Non-U.S. Government Agency Obligation
Student Loans ABS	$115,409	$-	$-	$28,316	$-	$-	$-	$143,725	$28,316

Main Street Small Cap Fund
Long-Term investments
Equities
Common Stock
Basic Materials	$416	$-	$-	$27	$-	$-	$-	$443	$27
Rights
Consumer, Cyclicals	3	-	-	-	-	-	-	3	-
	$419	$-	$-	$27	$-	$-	$-	$446	$27

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 10/31/09	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*		Tranfers (out) of Level 3*	Balance as of 4/30/10	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 4/30/10
Small Company Opportunities Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,573	$-	$-	$102	$-	$-		$-	$1,675	$102
Rights
Consumer, Cyclical	6	-	-	-	-	-		-	6	-
	$1,579	$-	$-	$102	$-	$-		$-	$1,681	$102

Global Fund
Long-Term Investments
Equities
Common Stock
Communications	$53,335	$-	$-	$20,762	$(74,097)	$-		$-	$-	$-

International Equity Fund
Long-Term Investments
Equities
Common Stock
Industrial	$76,807	$-	$(447,711)	$370,904	$-	$-		$-	$-	$-
Convertible Preferred Stock
Financial	6,672,380	-	-	-	-	-		-	6,672,380	-
Industrial	97,189	-	(3,305,915)	3,208,726	-	-		-	-	-
Warrants
Consumer, Non-cyclical	-	-	-	(17,846)	-	17,846	**	-	-	-
	$6,846,376	$-	$(3,753,626)	$3,561,784	$-	$17,846		$-	$6,672,380	$-

Focused International Fund
Long-Term Investments
Equities
Common Stock
Industrial	$27,916	$-	$-	$(1,261)	$-	$-		$-	$26,555	$(1,261)

*The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**Transfer occurred between levels as the security is a restricted security that is deemed to be both a Rule 144A security and illiquid.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held during the period ended April 30, 2010, as follows:

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Core Bond Fund	Diversified Bond Fund	International Bond Fund	Balanced Fund	Value Fund	International Equity Fund
Foreign Currency Transactions (Including options, futures contracts, forward contracts, and swaps) *
Hedging/Risk Management				X
Directional Exposures to Currencies				X
Futures Contracts (Including options on futures contracts) **
Hedging/Risk Management					X
Duration/Credit Quality Management					X
Short-term Cash Deployment					X
Substitution for Cash Investment					X
Intention to Create Investment Leverage in Portfolio					X
Interest Rate Swaps (Including caps, floors, and collars, and related options) ***
Hedging/Risk Management	X	X	X		X
Duration Management	X	X	X		X
Substitution for Cash Investment	X	X	X		X
Intention to Create Investment Leverage in Portfolio	X	X	X		X
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	X	X	X		X
Duration/Credit Quality Management	X	X	X		X
Directional Investment	X	X	X		X
Intention to Create Investment Leverage in Portfolio	X	X	X		X
Options (Purchased)
Hedging/Risk Management					X	X
Duration/Credit Quality Management					X
Directional Investment					X	X
Intention to Create Investment Leverage in Portfolio					X
Rights and Warrants
Directional Investment							X

*Includes any options, futures contracts, forward contracts, and swap agreements, if applicable.
**Includes any options on futures contracts, if applicable.
***Includes any caps, floors, and collars, and related options, if applicable.

The Main Street Small Cap Fund, Small Company Opportunities Fund, and Global Fund held rights during the period as a result of corporate actions.

The International Equity Fund held warrants during the period as a result of corporate actions.

Notes to Financial Statements (Unaudited) (Continued)

At April 30, 2010, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Interest Rate Risk		Foreign Exchange Risk		Credit Risk		Equity Risk		Total
Short-Duration Bond Fund
Asset Derivatives
Swap Agreements*	$95,230			$-	$894,993			$-	$990,223
Liability Derivatives
Swap Agreements^		$-		$-	$(10,976)			$-	$(10,976)
Realized Gain (Loss)#
Swap Agreements	$-			$-	$21,835	$			$21,835
Change in Appreciation (Depreciation)##
Swap Agreements	$77,266		$-		$(260,493)		$-		$(183,227)
Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$32,000,000			$-	$12,238,837			$-	$44,238,837

Core Bond Fund
Asset Derivatives
Swap Agreements*	$322,889			$-	$2,784,610			$-	$3,107,499
Liability Derivatives
Swap Agreements^		$-		$-	$(34,496)			$-	$(34,496)
Realized Gain (Loss)#
Swap Agreements		$-		$-	$75,524			$-	$75,524
Change in Appreciation (Depreciation)##
Swap Agreements	$261,979		$-		$(913,374)		$-		$(651,395)
Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$108,500,000			$-	$43,032,226			$-	$151,532,226

Diversified Bond Fund
Asset Derivatives
Swap Agreements*	$84,814			$-	$663,028			$-	$747,842
Liability Derivatives
Swap Agreements^		$-		$-	$(9,408)			$-	$(9,408)
Realized Gain (Loss)#
Swap Agreements		$-		$-	$16,792			$-	$16,792
Change in Appreciation (Depreciation)##
Swap Agreements	$68,814			$-	$(233,105)			$-	$(164,291)
Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$28,500,000			$-	$10,942,615			$-	$39,442,615

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Risk		Foreign Exchange Risk		Credit Risk		Equity Risk	Total
International Bond Fund
Asset Derivatives
Forward Contracts*		$-	$70,895			$-	$-	$70,895
Liability Derivatives
Forward Contracts^		$-	$(243,916)			$-	$-	$(243,916)
Realized Gain (Loss)#
Forward Contracts		$-	$383,216			$-	$-	$383,216
Change in Appreciation (Depreciation)##
Forward Contracts	$-		$(268,362)		$-		$-	$(268,362)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts		$-	$13,959,400			$-	$-	$13,959,400

Balanced Fund
Asset Derivatives
Futures Contracts^^		$-		$-	$-		$10,168	$10,168
Swap Agreements*	13,392		-		100,771		-	$114,163
Total Value	$13,392			$-	$100,771		$10,168	$124,331
Liability Derivatives
Futures Contracts^^	$-		$-		$-		$(145,240)	$(145,240)
Swap Agreements^		-		-	(1,464)		-	(1,464)
Total Value		$-		$-	$(1,464)		$(145,240)	$(146,704)
Realized Gain (Loss)#
Future Contracts	$35,155			$-		$-	$(155,206)	$(120,051)
Swap Agreements	-		-		1,572		-	1,572
Purchased Options	-		-		-		13,861	13,861
Total Realized Gain (Loss)	$35,155			$-	$1,572		$(141,345)	$(104,618)
Change in Appreciation (Depreciation)##
Future Contracts	$-		$-		$-		$(160,382)	$(160,382)
Swap Agreements	10,866		-		(32,935)		-	(22,069)
Total Change in Appreciation (Depreciation)	$10,866		$-		$(32,935)		$(160,382)	$(182,451)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	$7		$-		$-		$37	$44
Swap Agreements	$4,500,000			$-	$1,646,860		$-	$6,146,860
Purchased Options		$-		$-		$-	$4,800	$4,800

Value Fund
Asset Derivatives
Purchased Options*		$-		$-	$-		$25,800	$25,800
Realized Gain (Loss)#
Purchased Options		$-		$-		$-	$(42,082)	$(42,082)

Notes to Financial Statements (Unaudited) (Continued)

	Interest Rate Risk		Foreign Exchange Risk		Credit Risk		Equity Risk	Total
Value Fund (continued)
Change in Appreciation (Depreciation)##
Purchased Options		$-		$-		$-	$2,950	$2,950
Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options		$-		$-		$-	$27,600	$27,600

Main Street Small Cap Fund
Asset Derivatives
Rights*		$-		$-		$-	$3	$3
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-		-		-		300	300

Small Company Opportunities Fund
Asset Derivatives
Rights*		$-		$-		$-	$6	$6
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-		-		-		600	600

Global Fund
Realized Gain (Loss)#
Rights		$-		$-		$-	$40,743	$40,743
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-		-		-		33,783	33,783

International Equity Fund
Realized Gain (Loss)#
Rights		$-		$-		$-	$(219,022)	$(219,022)
Change in Appreciation (Depreciation)##
Rights	$-		$-		$-		$224,175	$224,175
Warrants	-		-		-		(17,846)	(17,846)
Total Change in Appreciation (Depreciation)		$-		$-		$-	$206,329	$206,329
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-		-		-		131,793	131,793
Warrants	-		-		-		3,008,230	3,008,230

*Statements of Assets and Liabilities location: Receivables from: open forward foreign currency contracts, open swap agreements, at value, or investments, at value, as applicable.
^Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts, open swap agreements, at value, or written options, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

^^Cumulative appreciation (depreciation) on futures contracts is reported in "Futures Contracts" below. Only current day's variation margin, if any, is reported within the Statements of Assets and Liabilities.
#Statements of Operations location: Amounts are included in net realized gain (loss) on: foreign currency transactions, futures contracts, swap agreements, investment transactions, or written options, as applicable.
##Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: translation of assets and liabilities in foreign currencies, futures contracts, swap agreements, investment transactions, or written options, as applicable.
†Amount(s) disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during period ended April 30, 2010.

The Balanced Fund had no change in appreciation (depreciation) on purchased options during the period ended April 30, 2010.

The Main Street Small Cap Fund, Small Company Opportunities Fund, and Global Fund had no change in appreciation (depreciation) and no realized gain (loss) on rights during the period ended April 30, 2010.

The International Equity Fund had no realized gain (loss) on warrants during the period ended April 30, 2010.

Further details regarding the derivatives and other investments held by the Funds during the period ended April 30, 2010, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into foreign currency exchange transactions, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial

Notes to Financial Statements (Unaudited) (Continued)

instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at April 30, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund
BUYS
Barclays Bank PLC	950,000	Polish Zloty	6/02/10	$326,012	$321,942	$(4,070)
Barclays Bank PLC	1,350,000	Swedish Krona	6/02/10	188,865	186,523	(2,342)
				514,877	508,465	(6,412)
Credit Suisse London Branch	380,000,000	Japanese Yen	5/18/10	4,219,316	4,032,225	(187,091)
Credit Suisse London Branch	3,785,000	Norwegian Krone	6/03/10	639,283	640,394	1,111
				4,858,599	4,672,619	(185,980)

JP Morgan Chase Bank	360,000	Euro	5/25/10	490,363	478,868	(11,495)

Royal Bank of Scotland PLC	27,000,000	Japanese Yen	5/18/10	286,701	286,500	(201)

UBS AG London	55,000,000	Japanese Yen	5/18/10	588,377	583,612	(4,765)
				$6,738,917	$6,530,064	$(208,853)
SELLS
Barclays Bank PLC	1,940,000	Euro	5/25/10	$2,637,525	$2,580,565	$56,960
Barclays Bank PLC	980,000	Australian Dollar	6/18/10	890,476	907,263	(16,787)
				3,528,001	3,487,828	40,173

Citibank N.A.	330,000	British Pound	6/18/10	499,587	505,056	(5,469)

Credit Suisse London Branch	2,580,000	Polish Zloty	6/02/10	877,043	874,326	2,717
Credit Suisse London Branch	390,000	British Pound	6/18/10	598,888	596,884	2,004
Credit Suisse London Branch	360,000	Canadian Dollar	6/18/10	354,153	355,991	(1,838)
				1,830,084	1,827,201	2,883

JP Morgan Chase Bank	3,950,000	Mexican Peso	6/18/10	311,647	321,505	(9,858)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund (continued)
JP Morgan Chase Bank	525,000	Canadian Dollar	6/18/10	$525,917	$519,154	$6,763
				837,564	840,659	(3,095)

UBS AG London	350,000	Euro	5/25/10	465,969	465,566	403
UBS AG London	55,000	Singapore Dollar	6/18/10	40,206	40,136	70
UBS AG London	210,000	British Pound	6/18/10	322,266	321,399	867
				828,441	827,101	1,340
				$7,523,677	$7,487,845	$35,832

Futures Contracts

A Fund may seek to limit a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at April 30, 2010:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Balanced Fund
BUYS
30	MSCI EAFE E Mini Index	6/18/10	$2,289,250	$(145,240)
SELLS
59	S&P 500 E Mini Index	6/18/10	$3,490,030	$10,168

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

When a Fund enters into an interest rate swap, it will typically agree to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund also may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to hedge against interest rate or credit risks or to earn additional income.

During the period when a credit default swap is open, the agreement is marked to market in accordance with the terms of the agreement based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk – the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest

Notes to Financial Statements (Unaudited) (Continued)

rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at April 30, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Short-Duration Bond Fund*
Credit Default Swaps
1,750,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100%)	CMBX.NA.AAA.1	$20,081	$84,219	$104,300
1,050,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sara Lee Corp.	(10,976)	-	(10,976)
650,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	(11,972)	12,038	66
							(22,948)	12,038	(10,910)
559,370	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.2006-1	(2,678)	61,413	58,735
538,653	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.2006-1	1,344	55,215	56,559
							(1,334)	116,628	115,294
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(1,347)	99,687	98,340
1,075,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(5,805)	69,875	64,070
1,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(60,600)	150,000	89,400
650,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000%)	Pitney Bowes, Inc.	6,631	(6,267)	364
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(189,165)	493,124	303,959
2,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	24,200	95,000	119,200
							(226,086)	901,419	675,333

Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
32,000,000	USD	5/05/10	Merrill Lynch International		Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate -0.42)% if negative	Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate - 0.42)% if positive	$95,230	$-	$95,230

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Core Bond Fund**
Credit Default Swaps
5,100,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100%)	CMBX.NA.AAA.1	$58,522	$245,438	$303,960
3,300,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sara Lee Corp.	(34,496)	-	(34,496)
2,200,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	(40,522)	40,743	221
							(75,018)	40,743	(34,275)
4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580%)	Marriott International, Inc.	122,504	-	122,504
1,615,959	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.2006-1	(7,738)	177,412	169,674
1,657,394	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.2006-1	4,135	169,891	174,026
							118,901	347,303	466,204
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(4,165)	308,125	303,960
2,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(13,500)	162,500	149,000
17,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(630,550)	1,643,750	1,013,200
5,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(202,000)	500,000	298,000
2,200,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000%)	Pitney Bowes, Inc.	22,444	(21,210)	1,234
4,175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	50,518	198,313	248,831
							(777,253)	2,791,478	2,014,225

Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
108,500,000	USD	5/05/10	Merrill Lynch International		Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate -0.42)% if negative	Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate - 0.42)% if positive	$322,889	$-	$322,889

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Diversified Bond Fund***
Credit Default Swaps
1,200,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100%)	CMBX.NA.AAA.1	$13,770	$57,750	$71,520
900,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sara Lee Corp.	(9,408)	-	(9,408)
600,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	(11,052)	11,112	60
							(20,460)	11,112	(9,348)
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580%)	Marriott International, Inc.	34,283	-	34,283
393,631	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.2006-1	(1,885)	43,216	41,331
377,057	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.2006-1	941	38,650	39,591
							33,339	81,866	115,205
1,250,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(1,021)	75,521	74,500
440,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(2,376)	28,600	26,224
4,420,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(163,943)	427,375	263,432
1,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(52,520)	130,000	77,480
600,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000%)	Pitney Bowes, Inc.	6,121	(5,785)	336
575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	6,958	27,313	34,271
							(206,781)	683,024	476,243

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Diversified Bond Fund*** (continued)
Interest Rate Swaps
28,500,000	USD	5/05/10	Merrill Lynch International		Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate -0.42)% if negative	Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate - 0.42)% if positive	$84,814	$-	$84,814

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Balanced Fund
Credit Default Swaps
175,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100%)	CMBX.NA.AAA.1	$2,008	$8,420	$10,428
140,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sara Lee Corp.	(1,464)	-	(1,464)
75,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	(1,381)	1,389	8
							(2,845)	1,389	(1,456)
180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580%)	Marriott International, Inc.	5,485	-	5,485
62,152	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.2006-1	(298)	6,824	6,526
58,009	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180%)	ABX.HE.AAA.2006-1	145	5,946	6,091
							5,332	12,770	18,102
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(143)	10,573	10,430
75,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(405)	4,875	4,470
646,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(23,961)	62,463	38,502
190,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	(7,676)	19,000	11,324
100,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000%)	Pitney Bowes, Inc.	1,020	(964)	56
125,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	1,513	5,938	7,451
							(29,652)	101,885	72,233

Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
4,500,000	USD	5/05/10	Merrill Lynch International		Absolute value of (USD-CMM30-FNMA rate -the USD-10Y CMS rate -0.42)% if negative	Absolute value of (USD-CMM30-FNMA rate - the USD-10Y CMS rate - 0.42)% if positive	$13,392	$-	$13,392

*Collateral for swap agreements received from Goldman Sachs & Co. amounted to $640,000 at April 30, 2010.

**Collateral for swap agreements received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $250,083 and securities valued at $2,058,942, respectively, at April 30, 2010. Collateral for swap agreements held by Barclays Bank PLC was a security valued at $263,866.

***Collateral for swap agreements received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $50,023 and $460,000, respectively, at April 30, 2010.

USD U.S. Dollar

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a

Notes to Financial Statements (Unaudited) (Continued)

"directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options

Notes to Financial Statements (Unaudited) (Continued)

Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) had rights, warrants, and purchased options as shown in the Portfolio(s) of Investments at April 30, 2010.

The Fund(s) had no written options at April 30, 2010.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund's existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at April 30, 2010.

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Inflation-Protected and Income Fund held inflation-indexed bonds during the period ended April 30, 2010.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at April 30, 2010.

Notes to Financial Statements (Unaudited) (Continued)

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund's obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at April 30, 2010:

Description	Value
Inflation-Protected and Income Fund
Agreement with Goldman Sachs, dated 04/06/10, 0.240%, to be repurchased on demand until 07/07/10 at value plus accrued interest.	$33,226,000
Agreement with Goldman Sachs, dated 04/14/10, 0.240%, to be repurchased on demand until 07/15/10 at value plus accrued interest.	55,213,000
Agreement with HSBC Finance Corp., dated 02/02/10, 0.180%, to be repurchased on demand until 05/04/10 at value plus accrued interest.	8,550,000
Agreement with HSBC Finance Corp., dated 04/09/10, 0.210%, to be repurchased on demand until 05/13/10 at value plus accrued interest.	3,870,000
Agreement with Morgan Stanley, dated 03/10/10, 0.200%, to be repurchased on demand until 06/10/10 at value plus accrued interest.	34,348,208
Agreement with Morgan Stanley, dated 04/13/10, 0.230%, to be repurchased on demand until 07/15/10 at value plus accrued interest.	11,895,746
Agreement with Morgan Stanley, dated 04/21/10, 0.240%, to be repurchased on demand until 07/22/10 at value plus accrued interest.	17,601,697
Agreement with Morgan Stanley, dated 04/27/10, 0.250%, to be repurchased on demand until 07/22/10 at value plus accrued interest.	9,777,339
Agreement with Daiwa Securities, dated 04/30/10, 0.240%, to be repurchased on demand until 07/21/10 at value plus accrued interest.	13,840,000
Agreement with Daiwa Securities, dated 04/27/10, 0.250%, to be repurchased on demand until 07/21/10 at value plus accrued interest.	12,833,000
$201,154,990
Average balance outstanding	$164,677,077
Average interest rate	0.19%
Maximum balance outstanding	$201,154,990

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital

Notes to Financial Statements (Unaudited) (Continued)

or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Notes to Financial Statements (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Management Fees and Other Transactions

Investment Management Fees

Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly, based upon each Fund's average daily net assets, at the following annual rates:

Money Market Fund	0.35%
Short-Duration Bond Fund	0.40%
Inflation-Protected and Income Fund	0.48%
Core Bond Fund	0.48% of the first $1.5 billion,
0.43% of any excess over $1.5 billion
Diversified Bond Fund	0.50%
High Yield Fund	0.50%
International Bond Fund	0.60%
Balanced Fund	0.48%
Value Fund	0.50%
Enhanced Index Value Fund	0.50%
Enhanced Index Core Equity Fund	0.50%
Main Street Fund	0.65%
Capital Appreciation Fund	0.65%
Enhanced Index Growth Fund	0.50%
Discovery Value Fund	0.80%
Main Street Small Cap Fund	0.58%
Small Company Opportunities Fund	0.58%
Global Fund	0.80%
International Equity Fund	0.85% of the first $1.25 billion,
0.80% of any excess over $1.25 billion
Focused International Fund	0.90%
Strategic Emerging Markets Fund	1.05%

MassMutual has entered into investment subadvisory agreements with Babson Capital Management LLC ("Babson Capital"), a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Babson Capital manage the investment and reinvestment of assets of these Funds. Babson Capital receives a subadvisory fee from MassMutual, based upon each Fund's average daily net assets, at the following annual rates:

Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected and Income Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: fixed income portion	0.09%

Notes to Financial Statements (Unaudited) (Continued)

Balanced Fund: equity portion*	0.30% of the first $50 million,
0.25% of the next $50 million,
0.20% of any excess over $100 million
Enhanced Index Value Fund*	0.30% of the first $50 million,
0.25% of the next $50 million,
0.20% of any excess over $100 million
Enhanced Index Core Equity Fund*	0.30% of the first $50 million,
0.25% of the next $50 million,
0.20% of any excess over $100 million
Enhanced Index Growth Fund*	0.30% of the first $50 million,
0.25% of the next $50 million,
0.20% of any excess over $100 million

* Subadvisory fee based on Aggregate Assets. For purposes of these subadvisory agreements, "Aggregate Assets" means the aggregate of (i) the average daily net assets of the Fund determined at the close of the New York Stock Exchange on each day that the Exchange is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MassMutual and Babson Capital, determined at the close of the Exchange on each day that the Exchange is open for trading.

MassMutual has entered into investment subadvisory agreements with its indirect subsidiary OppenheimerFunds, Inc. ("OFI") on behalf of certain Funds. These agreements provide that OFI manage the investment and reinvestment of the assets of these Funds. OFI receives a subadvisory fee from MassMutual, based upon each Fund's average daily net assets, at the following annual rates:

Capital Appreciation Fund	0.42% of the first $700 million,
0.25% of any excess over $700 million
Global Fund	0.50% of the first $750 million,
0.28% of the next $50 million,
0.25% of any excess over $800 million

MassMutual has entered into investment subadvisory agreements with OFI Institutional Asset Management, Inc. ("OFI Institutional"), a wholly-owned subsidiary of OFI, on behalf of certain Funds. These agreements provide that OFI Institutional manage the investment and reinvestment of the assets of these Funds. OFI Institutional receives a subadvisory fee from MassMutual, based upon each Fund's average daily net assets, at the following annual rates:

Value Fund	0.23%
Main Street Fund	0.33% of the first $1 billion,
0.30% of any excess over $1 billion
Discovery Value Fund	0.40%
Main Street Small Cap Fund	0.40%
Small Company Opportunities Fund	0.40% of the first $1 billion,
0.30% of any excess over $1 billion
International Equity Fund	0.50% of the first $250 million,
0.475% of the next $250 million,
0.425% of the next $500 million,
0.40% of the next $500 million,
0.375% of any excess over $1.5 billion

MassMutual has entered into investment subadvisory agreements with its indirect subsidiary Baring International Investment Limited ("Baring") on behalf of certain Funds. These agreements provide that

Notes to Financial Statements (Unaudited) (Continued)

Baring manage the investment and reinvestment of the assets of these Funds. Baring receives a subadvisory fee from MassMutual, based upon each Fund's average daily net assets, at the following annual rates:

International Bond Fund	0.30%
Focused International Fund	0.55%
Strategic Emerging Markets Fund	0.65%

The Funds' subadvisory fees are paid out of the management fees previously disclosed above.

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual received an administrative services fee monthly, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class A	Class L	Class Y	Class S	Class N
Money Market Fund	0.3266%	N/A	0.1766%	0.0766%	N/A
Short-Duration Bond Fund	0.3189%	0.3189%	0.1689%	0.1189%	0.3689%
Inflation-Protected and Income Fund	0.2808%	0.2808%	0.1308%	0.0308%	0.3308%
Core Bond Fund	0.2851%	0.2851%	0.1351%	0.0851%	0.3551%
Diversified Bond Fund	0.3660%	0.3760%	0.2160%	0.1660%	0.4160%
High Yield Fund	0.3443%	0.3443%	0.1943%	0.1443%	0.3943%
International Bond Fund	0.3000%	0.3000%	0.1500%	0.0500%	N/A
Balanced Fund	0.3968%	0.3968%	0.2468%	0.0868%	N/A
Value Fund	0.3158%	0.2758%	0.1658%	0.0658%	0.3758%
Enhanced Index Value Fund	0.3085%	0.3085%	0.1585%	0.0585%	0.3685%
Enhanced Index Core Equity Fund	0.2663%	0.2663%	0.1163%	0.0663%	0.3163%
Main Street Fund	0.3100%	0.3100%	0.1600%	0.1100%	0.3600%
Capital Appreciation Fund	0.3000%	0.3000%	0.1500%	0.1000%	0.3500%
Enhanced Index Growth Fund	0.2144%	0.2144%	0.0644%	0.0144%	N/A
Discovery Value Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.4500%
Main Street Small Cap Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%
Small Company Opportunities Fund	0.2971%	0.2971%	0.1971%	0.0971%	N/A
Global Fund	0.3600%	0.3600%	0.2100%	0.1800%	0.4100%
International Equity Fund	0.3192%	0.3192%	0.1692%	0.1392%	N/A
Focused International Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.4500%
Strategic Emerging Markets Fund	0.3000%	0.3000%	0.1500%	0.0500%	N/A

Distribution and Service Fees

MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders

Notes to Financial Statements (Unaudited) (Continued)

of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the "Sub-Distributor") acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority owned subsidiary of MassMutual.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the following Funds (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class A	Class L	Class Y	Class S	Class N
International Bond Fund*	1.2000%	0.9500%	0.8000%	0.7500%	N/A
Enhanced Index Core Equity Fund*	1.0900%	0.8400%	0.6900%	0.5900%	1.4000%
Main Street Fund*	1.1600%	0.9100%	0.7600%	0.7100%	1.4600%
Capital Appreciation Fund*	1.0900%	0.9700%	0.8200%	0.7100%	1.4600%
Discovery Value Fund*	1.4000%	1.1500%	1.0000%	0.9300%	1.7000%
Main Street Small Cap Fund*	1.1400%	0.8900%	0.7900%	0.6900%	1.4900%
Small Company Opportunities Fund*	1.1400%	0.8900%	0.7900%	0.6900%	N/A
Global Fund*	1.4300%	1.1400%	1.0300%	0.8900%	1.5200%
Strategic Emerging Markets Fund*	1.6500%	1.4000%	1.2500%	1.1500%	N/A

Expense caps and waiver amounts are reflected as a reduction on the Statement of Operations.

#Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*Expense caps in effect through February 28, 2011.

For the Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, in an attempt to allow each class of the Fund to avoid a negative yield. There is no guarantee that a class of the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

MassMutual has agreed to voluntarily waive, through February 28, 2011, administration fees for Classes A, L, and N, as follows: 0.07% for the Short-Duration Bond Fund, 0.08% for the Core Bond Fund, and 0.15% for the Diversified Bond Fund. MassMutual has also agreed to voluntarily waive 0.22% of the administration fees for Class A of the Money Market Fund, 0.10% of the administration fees for Classes A and N of the Inflation-Protected and Income Fund, and 0.02% of the administration fees for Classes A, L, Y, S, and N of the Balanced Fund.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest and shall be recorded on the Funds' books as other liabilities. For the period ended April 30, 2010, no material amounts have been deferred.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds' shares by affiliated parties at April 30, 2010:

Total % Ownership by Related Party
Money Market Fund	77.3%
Short-Duration Bond Fund	93.3%

Notes to Financial Statements (Unaudited) (Continued)

Total % Ownership by Related Party
Inflation-Protected and Income Fund	92.7%
Core Bond Fund	92.4%
Diversified Bond Fund	90.7%
High Yield Fund	84.9%
International Bond Fund	98.2%
Balanced Fund	96.1%
Value Fund	97.5%
Enhanced Index Value Fund	91.3%
Enhanced Index Core Equity Fund	84.2%
Main Street Fund	97.1%
Capital Appreciation Fund	96.3%
Enhanced Index Growth Fund	89.4%
Discovery Value Fund	75.1%
Main Street Small Cap Fund	96.6%
Small Company Opportunities Fund	98.0%
Global Fund	95.2%
International Equity Fund	98.2%
Focused International Fund	87.6%
Strategic Emerging Markets Fund	100.0%

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended April 30, 2010, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$426,033,169	$45,750,836	$420,781,004	$30,081,907
Inflation-Protected and Income Fund	42,998,789	17,500,821	45,826,603	7,289,694
Core Bond Fund	2,346,180,171	173,327,209	2,311,918,179	105,233,654
Diversified Bond Fund	540,352,893	54,854,548	554,878,633	41,021,509
High Yield Fund	-	115,457,603	-	121,904,116
International Bond Fund	-	5,192,626	-	2,823,914
Balanced Fund	83,911,170	52,670,441	84,205,515	59,297,724
Value Fund	-	109,466,416	-	126,753,133
Enhanced Index Value Fund	-	137,778,562	-	166,882,861
Enhanced Index Core Equity Fund	-	6,257,471	-	8,337,258
Main Street Fund	-	58,524,484	-	74,757,941
Capital Appreciation Fund	-	150,609,442	-	254,845,216
Enhanced Index Growth Fund	-	77,366,312	-	81,253,376
Discovery Value Fund	-	20,635,505	-	24,667,414
Main Street Small Cap Fund	-	26,491,322	-	35,911,378
Small Company Opportunities Fund	-	65,320,450	-	68,953,882

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Global Fund	$-	$55,364,649	$-	$70,660,139
International Equity Fund	-	107,336,174	-	143,193,822
Focused International Fund	-	37,463,895	-	56,100,920
Strategic Emerging Markets Fund	-	35,263,854	-	24,700,224

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months ended April 30, 2010		Year ended October 31, 2009
	Shares	Amount	Shares	Amount
Money Market Fund Class A
Sold	269,313,802	$269,313,802	490,047,339	$490,047,341
Issued as reinvestment of dividends	2,560	2,560	844,295	844,295
Redeemed	(318,998,329)	(318,998,329)	(512,152,644)	(512,152,644)
Net increase (decrease)	(49,681,967)	$(49,681,967)	(21,261,010)	$(21,261,008)
Money Market Fund Class L*
Sold	-	$-	48,289,774	$48,289,774
Issued as reinvestment of dividends	-	-	334,947	334,947
Redeemed	-	-	(116,935,261)	(116,935,261)
Conversion to Class S	-	-	(44,596,414)	(44,468,300)
Net increase (decrease)	-	$-	(112,906,954)	$(112,778,840)
Money Market Fund Class Y
Sold	164,487,300	$164,487,300	302,125,851	$302,125,851
Issued as reinvestment of dividends	2,038	2,038	806,220	806,220
Redeemed	(159,522,155)	(159,522,155)	(337,029,346)	(337,029,346)
Net increase (decrease)	4,967,183	$4,967,183	(34,097,275)	$(34,097,275)
Money Market Fund Class S*
Sold	142,204,262	$142,204,262	177,990,345	$177,990,344
Conversion from Class L	-	-	44,596,414	44,468,300
Issued as reinvestment of dividends	2,632	2,632	1,249,279	1,249,279
Redeemed	(204,957,495)	(204,957,495)	(247,035,092)	(247,035,092)
Net increase (decrease)	(62,750,601)	$(62,750,601)	(23,199,054)	$(23,327,169)
Short-Duration Bond Fund Class A
Sold	941,737	$9,787,334	1,709,965	$16,966,856
Issued as reinvestment of dividends	192,219	1,970,243	323,243	3,009,390
Redeemed	(1,190,567)	(12,303,252)	(2,116,755)	(20,664,741)
Net increase (decrease)	(56,611)	$(545,675)	(83,547)	$(688,495)
Short-Duration Bond Fund Class L
Sold	1,845,064	$19,247,307	3,649,779	$37,025,098
Issued as reinvestment of dividends	357,348	3,666,392	609,661	5,688,137
Redeemed	(1,523,218)	(15,765,458)	(6,087,637)	(59,187,131)
Net increase (decrease)	679,194	$7,148,241	(1,828,197)	$(16,473,896)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2010		Year ended October 31, 2009
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class Y
Sold	1,504,345	$15,706,039	4,392,531	$44,129,460
Issued as reinvestment of dividends	182,616	1,884,593	190,533	1,785,297
Redeemed	(1,534,987)	(15,986,962)	(2,786,580)	(27,701,160)
Net increase (decrease)	151,974	$1,603,670	1,796,484	$18,213,597
Short-Duration Bond Fund Class S
Sold	3,699,294	$38,816,375	8,778,055	$86,788,680
Issued as reinvestment of dividends	445,066	4,615,335	785,072	7,395,374
Redeemed	(1,701,531)	(17,871,519)	(11,753,377)	(114,216,886)
Net increase (decrease)	2,442,829	$25,560,191	(2,190,250)	$(20,032,832)
Short-Duration Bond Fund Class N
Sold	203,265	$2,127,790	73,744	$748,838
Issued as reinvestment of dividends	18,474	188,061	16,280	151,074
Redeemed	(552)	(5,678)	(24,345)	(231,307)
Net increase (decrease)	221,187	$2,310,173	65,679	$668,605
Inflation-Protected and Income Fund Class A
Sold	461,421	$4,726,821	1,268,322	$12,181,839
Issued as reinvestment of dividends	5,833	59,677	277,507	2,639,093
Redeemed	(839,988)	(8,570,540)	(1,386,812)	(13,202,490)
Net increase (decrease)	(372,734)	$(3,784,042)	159,017	$1,618,442
Inflation-Protected and Income Fund Class L
Sold	806,722	$8,348,018	887,466	$8,715,353
Issued as reinvestment of dividends	10,363	107,153	283,227	2,721,815
Redeemed	(468,638)	(4,847,208)	(1,480,645)	(14,283,701)
Net increase (decrease)	348,447	$3,607,963	(309,952)	$(2,846,533)
Inflation-Protected and Income Fund Class Y
Sold	1,022,610	$10,594,670	4,277,537	$42,207,900
Issued as reinvestment of dividends	41,217	426,591	599,426	5,766,482
Redeemed	(1,441,698)	(14,858,772)	(3,008,765)	(28,733,537)
Net increase (decrease)	(377,871)	$(3,837,511)	1,868,198	$19,240,845
Inflation-Protected and Income Fund Class S
Sold	2,167,946	$22,446,254	3,553,675	$34,897,678
Issued as reinvestment of dividends	47,223	489,232	763,313	7,350,706
Redeemed	(1,520,750)	(15,666,854)	(7,079,040)	(68,012,660)
Net increase (decrease)	694,419	$7,268,632	(2,762,052)	$(25,764,276)
Inflation-Protected and Income Fund Class N
Sold	1,585	$16,382	9,179	$89,203
Issued as reinvestment of dividends	-	-	689	6,616
Redeemed	(952)	(9,829)	(3,954)	(38,221)
Net increase (decrease)	633	$6,553	5,914	$57,598
Core Bond Fund Class A
Sold	1,322,947	$14,441,964	2,671,038	$27,533,721
Issued as reinvestment of dividends	543,710	5,866,632	1,056,680	10,392,861
Redeemed	(1,512,689)	(16,529,542)	(3,965,968)	(40,352,014)
Net increase (decrease)	353,968	$3,779,054	(238,250)	$(2,425,432)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2010		Year ended October 31, 2009
	Shares	Amount	Shares	Amount
Core Bond Fund Class L
Sold	2,381,967	$26,300,836	3,678,501	$38,992,024
Issued as reinvestment of dividends	677,940	7,355,654	1,573,150	15,555,961
Redeemed	(2,684,666)	(29,430,989)	(11,117,723)	(112,665,322)
Net increase (decrease)	375,241	$4,225,501	(5,866,072)	$(58,117,337)
Core Bond Fund Class Y
Sold	1,835,013	$20,297,774	4,453,522	$47,091,545
Issued as reinvestment of dividends	471,642	5,145,610	943,429	9,376,888
Redeemed	(2,412,399)	(26,676,050)	(8,383,773)	(85,893,616)
Net increase (decrease)	(105,744)	$(1,232,666)	(2,986,822)	$(29,425,183)
Core Bond Fund Class S
Sold	13,266,517	$147,968,729	9,645,079	$101,011,987
Issued as reinvestment of dividends	2,111,026	23,115,732	4,128,739	41,163,966
Redeemed	(7,287,528)	(81,158,736)	(17,806,314)	(182,123,240)
Net increase (decrease)	8,090,015	$89,925,725	(4,032,496)	$(39,947,287)
Core Bond Fund Class N
Sold	11,147	$124,580	41,100	$423,576
Issued as reinvestment of dividends	2,026	22,243	1,504	15,005
Redeemed	(9,792)	(108,551)	(13,594)	(141,075)
Net increase (decrease)	3,381	$38,272	29,010	$297,506
Diversified Bond Fund Class A
Sold	498,463	$5,254,065	1,464,948	$14,574,228
Issued as reinvestment of dividends	220,450	2,270,638	246,164	2,329,063
Redeemed	(495,555)	(5,221,310)	(1,341,512)	(13,191,095)
Net increase (decrease)	223,358	$2,303,393	369,600	$3,712,196
Diversified Bond Fund Class L
Sold	1,050,462	$11,056,416	2,442,269	$24,157,945
Issued as reinvestment of dividends	694,912	7,108,947	843,333	7,920,534
Redeemed	(1,686,287)	(17,614,650)	(4,375,069)	(42,693,603)
Net increase (decrease)	59,087	$550,713	(1,089,467)	$(10,615,124)
Diversified Bond Fund Class Y
Sold	235,784	$2,519,856	802,663	$8,004,404
Issued as reinvestment of dividends	193,864	1,992,923	192,364	1,816,234
Redeemed	(678,795)	(7,117,295)	(437,707)	(4,251,318)
Net increase (decrease)	(249,147)	$(2,604,516)	557,320	$5,569,320
Diversified Bond Fund Class S
Sold	829,682	$8,643,066	2,110,860	$20,673,434
Issued as reinvestment of dividends	429,510	4,402,483	797,595	7,506,976
Redeemed	(1,117,918)	(11,689,580)	(10,320,000)	(100,128,361)
Net increase (decrease)	141,274	$1,355,969	(7,411,545)	$(71,947,951)
Diversified Bond Fund Class N
Sold	17,281	$180,189	25,560	$252,687
Issued as reinvestment of dividends	8,480	86,409	9,611	90,067
Redeemed	(167,335)	(1,733,845)	(32,080)	(311,134)
Net increase (decrease)	(141,574)	$(1,467,247)	3,091	$31,620

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2010		Year ended October 31, 2009
	Shares	Amount	Shares	Amount
High Yield Fund Class A
Sold	421,702	$3,632,284	1,636,000	$12,652,070
Issued as reinvestment of dividends	325,325	2,700,194	407,526	2,693,747
Redeemed	(594,181)	(5,131,565)	(909,002)	(7,074,193)
Net increase (decrease)	152,846	$1,200,913	1,134,524	$8,271,624
High Yield Fund Class L
Sold	99,521	$843,577	197,314	$1,506,967
Issued as reinvestment of dividends	41,961	349,535	49,870	330,635
Redeemed	(49,718)	(431,150)	(120,711)	(917,222)
Net increase (decrease)	91,764	$761,962	126,473	$920,380
High Yield Fund Class Y
Sold	525,631	$4,534,462	2,865,469	$22,091,892
Issued as reinvestment of dividends	453,082	3,796,825	730,444	4,864,754
Redeemed	(2,405,737)	(21,344,138)	(5,878,205)	(46,350,785)
Net increase (decrease)	(1,427,024)	$(13,012,851)	(2,282,292)	$(19,394,139)
High Yield Fund Class S
Sold	975,918	$8,452,684	3,738,170	$28,564,389
Issued as reinvestment of dividends	707,789	5,910,034	842,322	5,593,021
Redeemed	(1,318,149)	(11,298,982)	(1,724,089)	(13,493,580)
Net increase (decrease)	365,558	$3,063,736	2,856,403	$20,663,830
High Yield Fund Class N
Sold	8,862	$76,203	31,335	$242,648
Issued as reinvestment of dividends	6,331	53,181	7,902	52,789
Redeemed	(5,427)	(46,750)	(23,204)	(184,008)
Net increase (decrease)	9,766	$82,634	16,033	$111,429
International Bond Fund Class A
Sold	60,292	$615,200	50,969	$495,199
Issued as reinvestment of dividends	-	-	1,976	19,052
Redeemed	(20,544)	(206,426)	(14,066)	(138,779)
Net increase (decrease)	39,748	$408,774	38,879	$375,472
International Bond Fund Class L
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	1,269	12,247
Redeemed	(1,503)	(15,721)	-	-
Net increase (decrease)	(1,503)	$(15,721)	1,269	$12,247
International Bond Fund Class Y
Sold	-	$-	-	$-
Issued as reinvestment of dividends	1	8	1,285	12,404
Redeemed	(1,527)	(16,001)	-	-
Net increase (decrease)	(1,526)	$(15,993)	1,285	$12,404
International Bond Fund Class S
Sold	415,117	$4,133,785	1,325,474	$12,485,780
Issued as reinvestment of dividends	1,831	18,643	264,509	2,552,508
Redeemed	(297,327)	(3,000,929)	(1,339,638)	(12,866,101)
Net increase (decrease)	119,621	$1,151,499	250,345	$2,172,187

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2010		Year ended October 31, 2009
	Shares	Amount	Shares	Amount
International Bond Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	1,211	11,677
Redeemed	(11,221)	(118,239)	-	-
Net increase (decrease)	(11,221)	$(118,239)	1,211	$11,677
Balanced Fund Class A
Sold	367,753	$3,456,358	173,572	$1,381,302
Issued as reinvestment of dividends	15,264	137,682	30,202	228,326
Redeemed	(154,741)	(1,454,492)	(377,706)	(2,824,648)
Net increase (decrease)	228,276	$2,139,548	(173,932)	$(1,215,020)
Balanced Fund Class L
Sold	10,020	$94,371	21,914	$173,340
Issued as reinvestment of dividends	5,087	46,340	7,647	58,421
Redeemed	(144,482)	(1,304,351)	(17,274)	(134,977)
Net increase (decrease)	(129,375)	$(1,163,640)	12,287	$96,784
Balanced Fund Class Y
Sold	187,940	$1,776,950	70,697	$576,880
Issued as reinvestment of dividends	5,068	47,794	7,145	56,517
Redeemed	(19,587)	(187,262)	(83,114)	(688,240)
Net increase (decrease)	173,421	$1,637,482	(5,272)	$(54,843)
Balanced Fund Class S
Sold	436,404	$4,100,233	998,367	$8,010,551
Issued as reinvestment of dividends	296,854	2,707,304	515,171	3,935,905
Redeemed	(1,209,004)	(11,260,623)	(3,043,805)	(23,493,171)
Net increase (decrease)	(475,746)	$(4,453,086)	(1,530,267)	$(11,546,715)
Balanced Fund Class N
Sold	-	$-	- +	$2
Issued as reinvestment of dividends	-	-	- +	2
Redeemed	(13,377)	(121,245)	-	-
Net increase (decrease)	(13,377)	$(121,245)	- +	$4
Value Fund Class A
Sold	51,569	$681,746	191,790	$2,125,191
Issued as reinvestment of dividends	20,229	256,297	23,308	220,262
Redeemed	(186,771)	(2,421,902)	(239,798)	(2,447,563)
Net increase (decrease)	(114,973)	$(1,483,859)	(24,700)	$(102,110)
Value Fund Class L
Sold	99,722	$1,297,626	349,127	$3,668,965
Issued as reinvestment of dividends	42,347	537,389	67,616	639,646
Redeemed	(361,434)	(4,792,685)	(1,314,818)	(12,943,286)
Net increase (decrease)	(219,365)	$(2,957,670)	(898,075)	$(8,634,675)
Value Fund Class Y
Sold	8,716	$116,894	23,013	$236,455
Issued as reinvestment of dividends	1,664	21,084	3,870	36,571
Redeemed	(15,016)	(193,538)	(104,306)	(1,054,161)
Net increase (decrease)	(4,636)	$(55,560)	(77,423)	$(781,135)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2010		Year ended October 31, 2009
	Shares	Amount	Shares	Amount
Value Fund Class S
Sold	269,709	$3,548,499	845,777	$8,445,424
Issued as reinvestment of dividends	303,670	3,844,468	423,790	4,000,574
Redeemed	(1,224,370)	(15,935,928)	(3,167,392)	(31,425,096)
Net increase (decrease)	(650,991)	$(8,542,961)	(1,897,825)	$(18,979,098)
Value Fund Class N
Sold	311	$4,037	817	$8,184
Issued as reinvestment of dividends	90	1,146	81	768
Redeemed	(2,606)	(33,042)	(403)	(4,190)
Net increase (decrease)	(2,205)	$(27,859)	495	$4,762
Enhanced Index Value Fund Class A
Sold	126,070	$1,149,611	465,963	$3,352,557
Issued as reinvestment of dividends	21,249	185,075	46,091	344,302
Redeemed	(292,828)	(2,606,366)	(643,668)	(4,708,650)
Net increase (decrease)	(145,509)	$(1,271,680)	(131,614)	$(1,011,791)
Enhanced Index Value Fund Class L
Sold	599,332	$5,422,240	2,375,240	$16,876,382
Issued as reinvestment of dividends	141,826	1,239,561	264,860	1,986,451
Redeemed	(1,097,011)	(9,932,611)	(2,613,503)	(19,986,069)
Net increase (decrease)	(355,853)	$(3,270,810)	26,597	$(1,123,236)
Enhanced Index Value Fund Class Y
Sold	544,771	$4,916,593	1,689,426	$12,188,681
Issued as reinvestment of dividends	144,220	1,263,365	303,526	2,282,517
Redeemed	(2,198,685)	(19,950,993)	(2,399,977)	(18,097,781)
Net increase (decrease)	(1,509,694)	$(13,771,035)	(407,025)	$(3,626,583)
Enhanced Index Value Fund Class S
Sold	1,907,630	$17,528,167	2,954,233	$21,321,946
Issued as reinvestment of dividends	343,551	3,023,250	728,336	5,498,935
Redeemed	(2,991,375)	(27,255,442)	(6,238,741)	(46,028,951)
Net increase (decrease)	(740,194)	$(6,704,025)	(2,556,172)	$(19,208,070)
Enhanced Index Value Fund Class N
Sold	724	$6,478	4,023	$28,764
Issued as reinvestment of dividends	252	2,211	435	3,278
Redeemed	(7,994)	(76,982)	(2,868)	(20,559)
Net increase (decrease)	(7,018)	$(68,293)	1,590	$11,483
Enhanced Index Core Equity Fund Class A
Sold	37,512	$364,710	224,231	$1,735,946
Issued as reinvestment of dividends	6,942	65,956	14,846	114,312
Redeemed	(141,112)	(1,362,263)	(157,914)	(1,272,022)
Net increase (decrease)	(96,658)	$(931,597)	81,163	$578,236
Enhanced Index Core Equity Fund Class L
Sold	743	$7,495	15,735	$120,000
Issued as reinvestment of dividends	1,297	12,372	4,292	33,132
Redeemed	(99,096)	(1,000,472)	(65,477)	(490,737)
Net increase (decrease)	(97,056)	$(980,605)	(45,450)	$(337,605)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2010		Year ended October 31, 2009
	Shares	Amount	Shares	Amount
Enhanced Index Core Equity Fund Class Y
Sold	43,015	$431,409	124,921	$945,050
Issued as reinvestment of dividends	14,274	136,171	33,838	261,569
Redeemed	(65,802)	(640,804)	(337,357)	(2,550,091)
Net increase (decrease)	(8,513)	$(73,224)	(178,598)	$(1,343,472)
Enhanced Index Core Equity Fund Class S
Sold	7,358	$74,013	15,531	$120,270
Issued as reinvestment of dividends	760	7,255	1,207	9,344
Redeemed	(11,620)	(118,031)	(7,017)	(55,168)
Net increase (decrease)	(3,502)	$(36,763)	9,721	$74,446
Enhanced Index Core Equity Fund Class N
Sold	1,921	$18,749	6,073	$47,620
Issued as reinvestment of dividends	232	2,204	1,198	9,213
Redeemed	(1,639)	(15,717)	(30,153)	(197,893)
Net increase (decrease)	514	$5,236	(22,882)	$(141,060)
Main Street Fund Class A
Sold	58,549	$457,231	159,078	$974,191
Issued as reinvestment of dividends	11,599	88,035	23,114	134,984
Redeemed	(147,299)	(1,147,641)	(511,821)	(3,250,173)
Net increase (decrease)	(77,151)	$(602,375)	(329,629)	$(2,140,998)
Main Street Fund Class L
Sold	188,342	$1,474,088	514,517	$3,201,410
Issued as reinvestment of dividends	65,054	497,012	121,901	715,559
Redeemed	(598,684)	(4,700,259)	(1,817,142)	(10,736,345)
Net increase (decrease)	(345,288)	$(2,729,159)	(1,180,724)	$(6,819,376)
Main Street Fund Class Y
Sold	-	$63	-	$-
Issued as reinvestment of dividends	- +	1	- +	1
Redeemed	-	-	-	-
Net increase (decrease)	- +	$64	- +	$1
Main Street Fund Class S
Sold	478,206	$3,746,038	1,616,560	$9,645,402
Issued as reinvestment of dividends	216,070	1,650,773	367,525	2,161,044
Redeemed	(2,001,882)	(15,986,513)	(2,935,564)	(18,549,560)
Net increase (decrease)	(1,307,606)	$(10,589,702)	(951,479)	$(6,743,114)
Main Street Fund Class N
Sold	22,929	$180,897	576	$3,673
Issued as reinvestment of dividends	22	167	273	1,602
Redeemed	(4,118)	(32,394)	(20,262)	(101,777)
Net increase (decrease)	18,833	$148,670	(19,413)	$(96,502)
Capital Appreciation Fund Class A
Sold	320,730	$3,023,539	2,224,036	$16,376,184
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(4,498,620)	(42,698,084)	(5,049,678)	(37,407,514)
Net increase (decrease)	(4,177,890)	$(39,674,545)	(2,825,642)	$(21,031,330)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2010		Year ended October 31, 2009
	Shares	Amount	Shares	Amount
Capital Appreciation Fund Class L
Sold	422,066	$4,063,100	3,228,176	$22,264,802
Issued as reinvestment of dividends	425	4,042	-	-
Redeemed	(3,074,741)	(30,730,301)	(4,049,285)	(29,699,864)
Net increase (decrease)	(2,652,250)	$(26,663,159)	(821,109)	$(7,435,062)
Capital Appreciation Fund Class Y
Sold	66,031	$637,042	946,430	$6,513,630
Issued as reinvestment of dividends	2,171	20,710	-	-
Redeemed	(617,845)	(6,203,627)	(2,131,590)	(15,641,585)
Net increase (decrease)	(549,643)	$(5,545,875)	(1,185,160)	$(9,127,955)
Capital Appreciation Fund Class S
Sold	1,048,151	$10,306,338	4,927,738	$36,431,973
Issued as reinvestment of dividends	129,941	1,243,528	67,549	451,904
Redeemed	(4,131,402)	(40,696,756)	(8,202,227)	(62,145,473)
Net increase (decrease)	(2,953,310)	$(29,146,890)	(3,206,940)	$(25,261,596)
Capital Appreciation Fund Class N
Sold	23,090	$217,755	26,989	$198,251
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(58,565)	(557,975)	(15,891)	(121,416)
Net increase (decrease)	(35,475)	$(340,220)	11,098	$76,835
Enhanced Index Growth Fund Class A
Sold	78,664	$640,407	386,800	$2,404,314
Issued as reinvestment of dividends	3,662	29,293	3,308	19,714
Redeemed	(131,005)	(1,062,986)	(316,878)	(2,007,064)
Net increase (decrease)	(48,679)	$(393,286)	73,230	$416,964
Enhanced Index Growth Fund Class L
Sold	668,907	$5,493,711	2,572,467	$15,912,379
Issued as reinvestment of dividends	78,844	632,328	85,277	509,958
Redeemed	(1,215,337)	(10,139,538)	(2,628,797)	(17,458,721)
Net increase (decrease)	(467,586)	$(4,013,499)	28,947	$(1,036,384)
Enhanced Index Growth Fund Class Y
Sold	725,546	$6,110,340	1,279,937	$8,090,901
Issued as reinvestment of dividends	67,192	540,221	76,281	456,924
Redeemed	(1,691,346)	(13,959,936)	(1,202,983)	(7,552,739)
Net increase (decrease)	(898,608)	$(7,309,375)	153,235	$995,086
Enhanced Index Growth Fund Class S
Sold	1,918,297	$15,919,787	2,867,778	$17,578,998
Issued as reinvestment of dividends	90,931	729,267	133,268	796,944
Redeemed	(956,396)	(7,810,730)	(5,111,448)	(32,622,975)
Net increase (decrease)	1,052,832	$8,838,324	(2,110,402)	$(14,247,033)
Enhanced Index Growth Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(13,085)	(104,125)	-	-
Net increase (decrease)	(13,085)	$(104,125)	-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2010		Year ended October 31, 2009
	Shares	Amount	Shares	Amount
Discovery Value Fund Class A
Sold	201,265	$1,758,882	723,151	$4,813,414
Issued as reinvestment of dividends	-	-	180	1,017
Redeemed	(426,377)	(3,705,616)	(679,901)	(4,397,714)
Net increase (decrease)	(225,112)	$(1,946,734)	43,430	$416,717
Discovery Value Fund Class L
Sold	53,737	$465,185	213,309	$1,368,672
Issued as reinvestment of dividends	299	2,501	2,347	13,263
Redeemed	(75,185)	(657,224)	(244,298)	(1,478,274)
Net increase (decrease)	(21,149)	$(189,538)	(28,642)	$(96,339)
Discovery Value Fund Class Y
Sold	88,512	$783,946	328,679	$2,154,622
Issued as reinvestment of dividends	927	7,776	4,560	25,811
Redeemed	(89,896)	(765,324)	(560,323)	(3,269,148)
Net increase (decrease)	(457)	$26,398	(227,084)	$(1,088,715)
Discovery Value Fund Class S
Sold	310,175	$2,736,469	1,855,179	$11,880,378
Issued as reinvestment of dividends	8,313	69,666	15,628	88,452
Redeemed	(388,762)	(3,360,757)	(825,980)	(5,509,895)
Net increase (decrease)	(70,274)	$(554,622)	1,044,827	$6,458,935
Discovery Value Fund Class N
Sold	15,504	$125,632	44,331	$296,477
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(45,777)	(357,296)	(38,773)	(223,782)
Net increase (decrease)	(30,273)	$(231,664)	5,558	$72,695
Main Street Small Cap Fund Class A
Sold	203,875	$1,880,934	544,116	$3,567,985
Issued as reinvestment of dividends	2,962	25,029	1,175	7,110
Redeemed	(57,346)	(498,566)	(352,904)	(2,433,397)
Net increase (decrease)	149,491	$1,407,397	192,387	$1,141,698
Main Street Small Cap Fund Class L
Sold	449,970	$3,952,842	1,343,093	$8,418,511
Issued as reinvestment of dividends	19,824	168,309	20,397	123,810
Redeemed	(843,067)	(7,273,882)	(2,520,408)	(16,492,382)
Net increase (decrease)	(373,273)	$(3,152,731)	(1,156,918)	$(7,950,061)
Main Street Small Cap Fund Class Y
Sold	1,635	$14,776	44,486	$334,914
Issued as reinvestment of dividends	159	1,349	-	-
Redeemed	(499)	(4,737)	(23,901)	(179,570)
Net increase (decrease)	1,295	$11,388	20,585	$155,344
Main Street Small Cap Fund Class S
Sold	294,275	$2,651,265	1,804,330	$11,149,381
Issued as reinvestment of dividends	38,355	325,636	46,136	280,046
Redeemed	(1,180,969)	(10,310,942)	(3,670,624)	(25,044,823)
Net increase (decrease)	(848,339)	$(7,334,041)	(1,820,158)	$(13,615,396)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2010		Year ended October 31, 2009
	Shares	Amount	Shares	Amount
Main Street Small Cap Fund Class N
Sold	1,188	$10,694	9,454	$62,963
Issued as reinvestment of dividends	29	242	-	-
Redeemed	(1,035)	(9,233)	(846)	(6,641)
Net increase (decrease)	182	$1,703	8,608	$56,322
Small Company Opportunities Fund Class A
Sold	688,929	$5,817,613	1,290,260	$7,900,540
Issued as reinvestment of dividends	17,992	139,978	-	-
Redeemed	(958,365)	(7,622,452)	(3,478,161)	(20,582,799)
Net increase (decrease)	(251,444)	$(1,664,861)	(2,187,901)	$(12,682,259)
Small Company Opportunities Fund Class L
Sold	77,270	$659,419	200,964	$1,272,481
Issued as reinvestment of dividends	2,834	22,305	2,639	14,832
Redeemed	(112,048)	(942,839)	(292,139)	(1,578,001)
Net increase (decrease)	(31,944)	$(261,115)	(88,536)	$(290,688)
Small Company Opportunities Fund Class Y
Sold	166,918	$1,386,776	61,212	$399,360
Issued as reinvestment of dividends	585	4,635	69	390
Redeemed	(110,180)	(964,471)	(30,735)	(169,099)
Net increase (decrease)	57,323	$426,940	30,546	$230,651
Small Company Opportunities Fund Class S
Sold	759,651	$6,595,847	1,623,785	$9,596,222
Issued as reinvestment of dividends	91,022	720,893	94,568	534,310
Redeemed	(973,185)	(7,807,017)	(2,306,500)	(13,637,232)
Net increase (decrease)	(122,512)	$(490,277)	(588,147)	$(3,506,700)
Small Company Opportunities Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(8,360)	(61,763)	-	-
Net increase (decrease)	(8,360)	$(61,763)	-	$-
Global Fund Class A
Sold	563,876	$5,467,781	979,726	$7,409,829
Issued as reinvestment of dividends	29,616	278,691	198,703	1,282,569
Redeemed	(346,243)	(3,366,501)	(1,040,181)	(7,596,620)
Net increase (decrease)	247,249	$2,379,971	138,248	$1,095,778
Global Fund Class L
Sold	423,106	$4,143,048	1,148,058	$8,833,122
Issued as reinvestment of dividends	154,221	1,462,011	1,066,414	6,978,713
Redeemed	(1,840,265)	(17,870,069)	(4,263,741)	(30,766,827)
Net increase (decrease)	(1,262,938)	$(12,265,010)	(2,049,269)	$(14,954,992)
Global Fund Class Y
Sold	227,263	$2,205,605	217,791	$1,697,974
Issued as reinvestment of dividends	4,625	43,661	29,903	195,403
Redeemed	(41,557)	(405,197)	(378,812)	(2,534,450)
Net increase (decrease)	190,331	$1,844,069	(131,118)	$(641,073)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2010		Year ended October 31, 2009
	Shares	Amount	Shares	Amount
Global Fund Class S
Sold	584,671	$5,797,470	2,406,017	$17,190,725
Issued as reinvestment of dividends	264,637	2,511,404	1,500,226	9,871,087
Redeemed	(1,223,752)	(11,950,828)	(5,836,559)	(43,516,385)
Net increase (decrease)	(374,444)	$(3,641,954)	(1,930,316)	$(16,454,573)
Global Fund Class N
Sold	14,027	$138,328	20,148	$149,145
Issued as reinvestment of dividends	524	4,961	3,727	24,171
Redeemed	(18,355)	(175,024)	(9,758)	(67,883)
Net increase (decrease)	(3,804)	$(31,735)	14,117	$105,433
International Equity Fund Class A
Sold	353,874	$4,485,686	662,759	$6,548,408
Issued as reinvestment of dividends	23,860	291,332	376,631	3,077,793
Redeemed	(510,100)	(6,414,087)	(1,021,791)	(9,674,272)
Net increase (decrease)	(132,366)	$(1,637,069)	17,599	$(48,071)
International Equity Fund Class L
Sold	295,977	$3,793,955	1,412,064	$13,547,534
Issued as reinvestment of dividends	32,711	403,986	490,493	4,062,866
Redeemed	(1,220,651)	(15,546,582)	(2,430,871)	(24,813,252)
Net increase (decrease)	(891,963)	$(11,348,641)	(528,314)	$(7,202,852)
International Equity Fund Class Y
Sold	230,903	$2,905,365	875,124	$9,103,315
Issued as reinvestment of dividends	22,214	276,125	200,683	1,680,011
Redeemed	(435,818)	(5,673,438)	(662,166)	(7,190,638)
Net increase (decrease)	(182,701)	$(2,491,948)	413,641	$3,592,688
International Equity Fund Class S
Sold	1,459,436	$18,900,916	3,998,358	$40,198,212
Issued as reinvestment of dividends	439,160	5,467,548	4,390,515	36,792,803
Redeemed	(2,940,025)	(37,758,232)	(7,997,197)	(76,558,427)
Net increase (decrease)	(1,041,429)	$(13,389,768)	391,676	$432,588
International Equity Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	16	129
Redeemed	(16,162)	(200,162)	-	-
Net increase (decrease)	(16,162)	$(200,162)	16	$129
Focused International Fund Class A
Sold	242,579	$2,658,666	759,609	$6,872,360
Issued as reinvestment of dividends	112,828	1,210,641	21,524	186,185
Redeemed	(291,574)	(3,187,012)	(788,437)	(6,971,732)
Net increase (decrease)	63,833	$682,295	(7,304)	$86,813
Focused International Fund Class L
Sold	116,482	$1,286,343	1,315,887	$11,000,871
Issued as reinvestment of dividends	63,333	682,096	8,030	69,703
Redeemed	(277,142)	(3,084,961)	(515,307)	(4,505,496)
Net increase (decrease)	(97,327)	$(1,116,522)	808,610	$6,565,078

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2010		Year ended October 31, 2009
	Shares	Amount	Shares	Amount
Focused International Fund Class Y
Sold	43,528	$476,418	153,149	$1,346,473
Issued as reinvestment of dividends	25,850	278,403	8,835	76,601
Redeemed	(49,509)	(545,792)	(118,148)	(1,093,380)
Net increase (decrease)	19,869	$209,029	43,836	$329,694
Focused International Fund Class S
Sold	181,976	$1,994,808	2,668,551	$22,336,090
Issued as reinvestment of dividends	156,242	1,685,855	33,628	291,890
Redeemed	(1,735,728)	(18,941,368)	(1,230,332)	(11,164,414)
Net increase (decrease)	(1,397,510)	$(15,260,705)	1,471,847	$11,463,566
Focused International Fund Class N
Sold	7,783	$84,001	17,025	$149,716
Issued as reinvestment of dividends	2,404	25,652	254	2,188
Redeemed	(17,878)	(197,778)	(4,722)	(41,195)
Net increase (decrease)	(7,691)	$(88,125)	12,557	$110,709
Strategic Emerging Markets Fund Class A**
Sold	4,338	$71,379	18,716	$183,692
Issued as reinvestment of dividends	2,600	39,207	-	-
Redeemed	(4,485)	(69,456)	(4,199)	(39,586)
Net increase (decrease)	2,453	$41,130	14,517	$144,106
Strategic Emerging Markets Fund Class L**
Sold	739,128	$12,181,264	1,971,397	$20,511,657
Issued as reinvestment of dividends	299,494	4,522,360	-	-
Redeemed	(157,930)	(2,502,325)	(314,823)	(4,236,228)
Net increase (decrease)	880,692	$14,201,299	1,656,574	$16,275,429
Strategic Emerging Markets Fund Class Y**
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	1,593	24,090	- +	1
Redeemed	-	-	-	-
Net increase (decrease)	1,593	$24,090	10,010	$100,101
Strategic Emerging Markets Fund Class S**
Sold	1,233,488	$20,129,298	4,326,465	$42,814,639
Issued as reinvestment of dividends	553,628	8,370,853	426	4,336
Redeemed	(1,148,788)	(19,346,145)	(609,408)	(8,881,221)
Net increase (decrease)	638,328	$9,154,006	3,717,483	$33,937,754
Strategic Emerging Markets Fund Class N**
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(10,010)	(179,690)	-	-
Net increase (decrease)	(10,010)	$(179,690)	10,010	$100,100

*Class L shares of the Money Market Fund were converted into Class S shares prior to the opening of business on July 27, 2009.

**Fund commenced operations on November 3, 2008.

+Amount rounds to less than 0.5 share.

†Amounts include redemptions in-kind of 3,064,766 shares totaling $29,789,529 for the year ended October 31, 2009.

††Amounts include redemptions in-kind of 4,050,637 shares totaling $32,121,552 for the year ended October 31, 2009.

Notes to Financial Statements (Unaudited) (Continued)

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended April 30, 2010, were waived for any redemptions or exchanges subject to such a charge.

6. Federal Income Tax Information

At April 30, 2010, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$475,972,335	$13,475,637	$(4,659,489)	$8,816,148
Inflation-Protected and Income Fund	461,626,531	15,053,534	(193,054)	14,860,480
Core Bond Fund	1,591,816,536	43,135,760	(18,570,488)	24,565,272
Diversified Bond Fund	366,097,246	11,162,321	(5,425,918)	5,736,403
High Yield Fund	171,033,028	7,493,290	(2,404,866)	5,088,424
International Bond Fund	29,119,852	617,877	(1,234,752)	(616,875)
Balanced Fund	128,998,730	11,536,815	(1,762,757)	9,774,058
Value Fund	195,076,131	30,130,897	(2,961,571)	27,169,326
Enhanced Index Value Fund	264,480,795	42,016,218	(6,927,548)	35,088,670
Enhanced Index Core Equity Fund	14,104,321	2,482,187	(217,606)	2,264,581
Main Street Fund	162,528,362	29,891,785	(1,663,880)	28,227,905
Capital Appreciation Fund	596,203,052	121,419,606	(14,488,590)	106,931,016
Enhanced Index Growth Fund	168,289,244	32,593,206	(1,477,130)	31,116,076
Discovery Value Fund	48,416,658	9,933,964	(693,424)	9,240,540
Main Street Small Cap Fund	72,500,158	19,308,297	(919,594)	18,388,703
Small Company Opportunities Fund	182,785,664	45,240,749	(2,889,126)	42,351,623
Global Fund	386,644,243	70,664,227	(36,650,131)	34,014,096
International Equity Fund	602,149,501	171,684,760	(61,761,410)	109,923,350
Focused International Fund	77,758,922	15,365,748	(1,668,710)	13,697,038
Strategic Emerging Markets Fund	84,096,258	30,340,425	(867,632)	29,472,793

Note: The aggregate cost for investments for the Money Market Fund at April 30, 2010, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

At October 31, 2009, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2011	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017
Money Market Fund	$-	$-	$-	$913,573	$-
Short-Duration Bond Fund	-	2,722,309	-	-	3,540,665
Inflation-Protected and Income Fund	-	715,787	5,031,637	1,672,741	3,672,355
Core Bond Fund	-	-	-	-	9,539,132
Diversified Bond Fund	-	-	-	-	10,806,869
High Yield Fund	-	-	-	19,891,231	7,619,761

Notes to Financial Statements (Unaudited) (Continued)

	Expiring 2011	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017
International Bond Fund	$-	$-	$-	$18,963	$-
Balanced Fund	-	-	-	12,173,049	19,040,283
Value Fund	-	-	-	50,076,697	71,537,198
Enhanced Index Value Fund	-	-	-	68,935,519	87,132,239
Enhanced Index Core Equity Fund	905,868	-	-	5,804,337	4,507,919
Main Street Fund	-	-	-	27,649,062	61,471,601
Capital Appreciation Fund	-	-	-	35,755,420	136,540,040
Enhanced Index Growth Fund	-	-	-	26,481,520	37,703,065
Discovery Value Fund	-	-	-	10,097,199	14,128,078
Main Street Small Cap Fund	-	-	-	13,211,951	29,109,217
Small Company Opportunities Fund	-	-	-	28,954,070	58,293,517
Global Fund	-	-	-	-	19,659,901
International Equity Fund	-	-	-	-	20,024,416
Focused International Fund	-	-	-	14,968,836	15,014,828

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended October 31, 2009 was as follows:

	Ordinary Income	Undistributed Long Term Capital Gain	Return of Capital
Money Market Fund	$3,234,861	$-	$-
Short-Duration Bond Fund	18,029,404	-	-
Inflation-Protected and Income Fund	18,491,754	-	-
Core Bond Fund	76,562,384	-	-
Diversified Bond Fund	19,662,976	-	-
High Yield Fund	13,684,019	-	-
International Bond Fund	2,500,870	-	107,018
Balanced Fund	4,282,766	-	-
Value Fund	4,898,451	-	-
Enhanced Index Value Fund	10,117,248	-	-
Enhanced Index Core Equity Fund	432,175	-	-
Main Street Fund	3,015,010	-	-
Capital Appreciation Fund	451,904	-	-
Enhanced Index Growth Fund	1,783,759	-	-
Discovery Value Fund	128,543	-	-
Main Street Small Cap Fund	410,966	-	-
Small Company Opportunities Fund	549,532	-	-
Global Fund	4,482,542	13,872,980	-
International Equity Fund	1,698,590	43,927,863	-
Focused International Fund	626,887	-	-
Strategic Emerging Markets Fund	4,337	-	-

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through foreign tax credit for the year ended October 31, 2009:

Amount
Global Fund	$563,512
International Equity Fund	952,409
Focused International Fund	186,047
Strategic Emerging Markets Fund	170,013

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At October 31, 2009, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, swap agreements, passive foreign investment companies, and the deferral of wash sale losses.

At October 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Money Market Fund	$9,505	$(913,573)	$(30,294)	$-
Short-Duration Bond Fund	10,672,302	(6,262,974)	(14,884)	4,681,170
Inflation-Protected and Income Fund	-	(11,092,520)	(5,280)	7,533,854
Core Bond Fund	35,671,518	(9,539,132)	(238,994)	9,021,458
Diversified Bond Fund	14,277,699	(10,806,869)	(18,091)	999,042
High Yield Fund	10,426,928	(27,510,992)	(2,800)	893,349
International Bond Fund	-	(18,963)	(503)	1,190,720
Balanced Fund	2,457,433	(31,213,332)	(10,618)	2,329,567
Value Fund	4,139,239	(121,613,895)	(33,393)	9,094,645
Enhanced Index Value Fund	4,687,013	(156,067,758)	(6,248)	(29,138,188)
Enhanced Index Core Equity Fund	183,136	(11,218,124)	(413)	(258,287)
Main Street Fund	1,784,544	(89,120,663)	(1,650)	8,741,483
Capital Appreciation Fund	1,002,363	(172,295,460)	(14,278)	31,792,994
Enhanced Index Growth Fund	1,471,640	(64,184,585)	(3,625)	7,235,336
Discovery Value Fund	11,689	(24,225,277)	(879)	953,531
Main Street Small Cap Fund	361,870	(42,321,168)	(1,776)	3,010,014
Small Company Opportunities Fund	465,701	(87,247,587)	(16,707)	4,778,505
Global Fund	3,862,787	(19,659,901)	(8,921)	(14,938,829)
International Equity Fund	6,438,992	(20,024,416)	(34,444)	40,580,443
Focused International Fund	3,853,839	(29,983,664)	(1,646)	7,767,864
Strategic Emerging Markets Fund	12,865,160	91,349	(691)	25,623,425

The Funds did not have any unrecognized tax benefits at April 30, 2010, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended April 30, 2010, the Funds did not incur any such interest or

Notes to Financial Statements (Unaudited) (Continued)

penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of affiliated issuers during the period ended April 30, 2010, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Net Realized Gain (Loss)
Main Street Small Cap Fund
Oppenheimer Holdings, Inc. Class A	200	1,630	1,830	-	$-	$-	$353
					$-	$-	$353
Small Company Opportunites Fund
Oppenheimer Holdings, Inc. Class A	600	3,450	4,050	-	$-	$691	$(410)
					$-	$691	$(410)
Global Fund
Oppenheimer Institutional Money Market Fund Class E	3,814,131	27,215,133	28,859,479	2,169,785	$2,169,785	$4,063	$-
					$2,169,785	$4,063	$-
International Equity Fund
Art Advanced Research Technologies, Inc.*	2,757,900	-	2,757,900	-	$-	$-	$(447,711)
Art Advanced Research Technologies, Inc.*	3,163,727	-	3,163,727	-	-	-	(3,706,189)
Ortivus AB Class A*	114,300	-	-	114,300	314,912	-	-
Ortivus AB Class B*	859,965	-	-	859,965	587,857	-	-
Art Advanced Research Technologies, Inc., Series 1*	2,653,076	-	2,653,076	-	-	-	(2,468,179)
Art Advanced Research Technologies, Inc., Series 2*	836,671	-	836,671	-	-	-	(837,737)
Oppenheimer Institutional Money Market Fund Class E	26,895,734	51,218,043	71,630,477	6,483,300	6,483,300	11,000	100
					$7,386,069	$11,000	$(7,459,716)

*Issuer is considered to be an affiliate of the Fund by virtue of the Fund owning 5% or more of its outstanding voting securities.

8. Indemnifications

Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds' financial statement disclosures.

Notes to Financial Statements (Unaudited) (Continued)

10. Subsequent Events

Management has evaluated the events and transactions subsequent to April 30, 2010 through June 28, 2010, the date when financial statements were issued, and determined that there are no material events or transactions that would require adjustments or disclosures in the Funds' financial statements.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund's investment adviser and subadvisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Submission of Matters to a Vote of Security Holders

Pursuant to a written consent, dated March 1, 2010, MassMutual, in its capacity as the majority shareholder of the Money Market Fund, Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Value Fund, Enhanced Index Value Fund, Enhanced Index Core Equity Fund, Main Street Fund, Capital Appreciation Fund, Enhanced Index Growth Fund, Discovery Value Fund, Small Company Opportunities Fund, Global Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund, approved the modernization and standardization of certain fundamental investment restrictions as described in the Information Statement dated February 8, 2010.

Pursuant to a written consent, dated March 1, 2010, MassMutual, MassMutual Select Destination Retirement Income Fund, MassMutual Select Destination Retirement 2010 Fund, MassMutual Select Destination Retirement 2020 Fund, MassMutual Select Destination Retirement 2030 Fund, MassMutual Select Destination Retirement 2040 Fund, and MassMutual Select Destination Retirement 2050 Fund, together, as the owners of a majority of the issued and outstanding shares of the International Bond Fund and Main Street Small Cap Fund, approved the modernization and standardization of certain fundamental investment restrictions as described in the Information Statement dated February 8, 2010.

Other Information (Unaudited) (Continued)

Fund Expenses April 30, 2010

Expense Examples:

The following information is in regards to expenses for the six months ended April 30, 2010:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended April 30, 2010.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Money Market Fund
Class A	$1,000	0.24%	$1,000.00	$1.19	$1,023.60	$1.20
Class Y	1,000	0.24%	1,000.00	1.19	1,023.60	1.20
Class S	1,000	0.24%	1,000.00	1.19	1,023.60	1.20
Short-Duration Bond Fund
Class A	1,000	0.93%	1,027.60	4.68	1,020.20	4.66
Class L	1,000	0.68%	1,028.10	3.42	1,021.40	3.41
Class Y	1,000	0.60%	1,028.90	3.02	1,021.80	3.01
Class S	1,000	0.55%	1,029.00	2.77	1,022.10	2.76
Class N	1,000	1.23%	1,025.60	6.18	1,018.70	6.16
Inflation-Protected and Income Fund
Class A	1,000	0.95%	1,033.10	4.79	1,020.10	4.76
Class L	1,000	0.80%	1,034.10	4.03	1,021.80	4.01
Class Y	1,000	0.65%	1,034.70	3.28	1,021.60	3.26
Class S	1,000	0.55%	1,035.40	2.78	1,022.10	2.76
Class N	1,000	1.25%	1,032.40	6.30	1,018.60	6.26

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Core Bond Fund
Class A	$1,000	0.96%	$1,034.30	$4.84	$1,020.00	$4.81
Class L	1,000	0.71%	1,035.60	3.58	1,021.30	3.56
Class Y	1,000	0.64%	1,037.00	3.23	1,021.60	3.21
Class S	1,000	0.59%	1,036.40	2.98	1,021.90	2.96
Class N	1,000	1.28%	1,034.20	6.46	1,018.40	6.41
Diversified Bond Fund
Class A	1,000	1.01%	1,041.00	5.11	1,019.80	5.06
Class L	1,000	0.77%	1,042.50	3.90	1,021.00	3.86
Class Y	1,000	0.76%	1,043.60	3.85	1,021.00	3.81
Class S	1,000	0.71%	1,042.90	3.60	1,021.30	3.56
Class N	1,000	1.30%	1,039.80	6.57	1,018.30	6.51
High Yield Fund
Class A	1,000	1.14%	1,101.10	5.94	1,019.10	5.71
Class L	1,000	0.89%	1,101.70	4.64	1,020.40	4.46
Class Y	1,000	0.74%	1,103.10	3.86	1,021.10	3.71
Class S	1,000	0.69%	1,103.20	3.60	1,021.40	3.46
Class N	1,000	1.44%	1,099.40	7.50	1,017.70	7.20
International Bond Fund
Class A	1,000	1.20%	948.30	5.80	1,018.80	6.01
Class L	1,000	0.95%	949.40	4.59	1,020.10	4.76
Class Y	1,000	0.80%	949.60	3.87	1,020.80	4.01
Class S	1,000	0.75%	950.20	3.63	1,021.10	3.76
Balanced Fund
Class A	1,000	1.19%	1,106.10	6.21	1,018.90	5.96
Class L	1,000	0.94%	1,107.80	4.91	1,020.10	4.71
Class Y	1,000	0.79%	1,107.50	4.13	1,020.90	3.96
Class S	1,000	0.63%	1,109.30	3.29	1,021.70	3.16
Value Fund
Class A	1,000	1.11%	1,116.50	5.83	1,019.30	5.56
Class L	1,000	0.82%	1,118.10	4.31	1,020.70	4.11
Class Y	1,000	0.71%	1,118.60	3.73	1,021.30	3.56
Class S	1,000	0.61%	1,119.60	3.21	1,021.80	3.06
Class N	1,000	1.42%	1,114.00	7.44	1,017.80	7.10
Enhanced Index Value Fund
Class A	1,000	1.10%	1,173.90	5.93	1,019.30	5.51
Class L	1,000	0.85%	1,175.70	4.59	1,020.60	4.26
Class Y	1,000	0.70%	1,176.70	3.78	1,021.30	3.51
Class S	1,000	0.60%	1,176.70	3.24	1,021.80	3.01
Class N	1,000	1.41%	1,171.40	7.59	1,017.80	7.05
Enhanced Index Core Equity Fund
Class A	1,000	1.09%	1,155.00	5.82	1,019.40	5.46
Class L	1,000	0.83%	1,157.60	4.44	1,020.70	4.16
Class Y	1,000	0.69%	1,156.90	3.69	1,021.40	3.46
Class S	1,000	0.59%	1,157.60	3.16	1,021.90	2.96
Class N	1,000	1.40%	1,153.30	7.47	1,017.90	7.00

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Main Street Fund
Class A	$1,000	1.16%	$1,140.40	$6.16	$1,019.00	$5.81
Class L	1,000	0.91%	1,142.00	4.83	1,020.30	4.56
Class Y	1,000	0.76%	1,142.50	4.04	1,021.00	3.81
Class S	1,000	0.71%	1,144.00	3.77	1,021.30	3.56
Class N	1,000	1.46%	1,138.60	7.74	1,017.60	7.30
Capital Appreciation Fund
Class A	1,000	1.09%	1,129.00	5.75	1,019.40	5.46
Class L	1,000	0.97%	1,129.90	5.12	1,020.00	4.86
Class Y	1,000	0.82%	1,130.60	4.33	1,020.70	4.11
Class S	1,000	0.71%	1,131.40	3.75	1,021.30	3.56
Class N	1,000	1.46%	1,127.90	7.70	1,017.60	7.30
Enhanced Index Growth Fund
Class A	1,000	1.02%	1,163.60	5.47	1,019.70	5.11
Class L	1,000	0.77%	1,165.20	4.13	1,021.00	3.86
Class Y	1,000	0.62%	1,166.40	3.33	1,021.70	3.11
Class S	1,000	0.57%	1,165.70	3.06	1,022.00	2.86
Discovery Value Fund
Class A	1,000	1.40%	1,196.10	7.62	1,017.90	7.00
Class L	1,000	1.15%	1,197.20	6.27	1,019.10	5.76
Class Y	1,000	1.00%	1,197.90	5.45	1,019.80	5.01
Class S	1,000	0.93%	1,199.00	5.07	1,020.20	4.66
Class N	1,000	1.70%	1,194.80	9.25	1,016.40	8.50
Main Street Small Cap Fund
Class A	1,000	1.14%	1,249.30	6.36	1,019.10	5.71
Class L	1,000	0.89%	1,251.00	4.97	1,020.40	4.46
Class Y	1,000	0.79%	1,251.60	4.41	1,020.90	3.96
Class S	1,000	0.69%	1,252.00	3.85	1,021.40	3.46
Class N	1,000	1.49%	1,246.60	8.30	1,017.40	7.45
Small Company Opportunities Fund
Class A	1,000	1.14%	1,249.50	6.36	1,019.10	5.71
Class L	1,000	0.89%	1,251.80	4.97	1,020.40	4.46
Class Y	1,000	0.79%	1,251.10	4.41	1,020.90	3.96
Class S	1,000	0.69%	1,251.70	3.85	1,021.40	3.46
Global Fund
Class A	1,000	1.43%	1,121.10	7.52	1,017.70	7.15
Class L	1,000	1.14%	1,122.40	6.00	1,019.10	5.71
Class Y	1,000	1.03%	1,123.10	5.42	1,019.70	5.16
Class S	1,000	0.89%	1,123.60	4.69	1,020.40	4.46
Class N	1,000	1.52%	1,120.50	7.99	1,017.30	7.60
International Equity Fund
Class A	1,000	1.52%	1,075.70	7.82	1,017.30	7.60
Class L	1,000	1.26%	1,077.30	6.49	1,018.50	6.31
Class Y	1,000	1.12%	1,077.80	5.77	1,019.20	5.61
Class S	1,000	1.09%	1,077.90	5.62	1,019.40	5.46

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Focused International Fund
Class A	$1,000	1.59%	$1,026.20	$7.99	$1,016.90	$7.95
Class L	1,000	1.34%	1,027.40	6.74	1,018.10	6.71
Class Y	1,000	1.19%	1,027.60	5.98	1,018.90	5.96
Class S	1,000	1.09%	1,029.40	5.48	1,019.40	5.46
Class N	1,000	1.99%	1,023.40	9.98	1,014.90	9.94
Strategic Emerging Markets Fund
Class A	1,000	1.65%	1,123.60	8.69	1,016.60	8.25
Class L	1,000	1.40%	1,125.40	7.38	1,017.90	7.00
Class Y	1,000	1.25%	1,126.10	6.59	1,018.60	6.26
Class S	1,000	1.15%	1,126.90	6.06	1,019.10	5.76

* Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2010, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Distributor:
MML Distributors, LLC
1295 State Street
Springfield, MA 01111-0001

June 29, 2010

Securities offered through registered representatives of MML Investors Services, Inc., member FINRA and SIPC (www.finra.org and www.sipc.org), 1295 State Street, Springfield, MA 01111.

MassMutual
FINANCIAL GROUP®

© 2010 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.

L4544 0610
C:05477-04

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Items 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		MassMutual Premier Funds

By (Signature and Title)		/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	6/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	6/28/10

By (Signature and Title)		/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	6/28/10